DOCUMENT AND ENTITY INFORMATION	3 Months Ended
Mar. 31, 2013
Document Type	POS AM
Amendment Flag	false
Document Period End Date	Mar 31, 2013
Entity Registrant Name	CYTOMEDIX INC
Entity Central Index Key	0001091596
Entity Filer Category	Accelerated Filer

CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Aldagen Inc [Member]	Dec. 31, 2010 Aldagen Inc [Member]	Dec. 31, 2012 Series A Convertible Preferred Stock [Member]	Dec. 31, 2011 Series A Convertible Preferred Stock [Member]	Dec. 31, 2012 Series B Convertible Preferred Stock [Member]	Dec. 31, 2011 Series B Convertible Preferred Stock [Member]	Dec. 31, 2012 Series D Convertible Preferred Stock [Member]	Dec. 31, 2011 Series D Convertible Preferred Stock [Member]	Dec. 31, 2011 Junior Preferred Redeemable Convertible Preferred Stock [Member] Aldagen Inc [Member]	Dec. 31, 2010 Junior Preferred Redeemable Convertible Preferred Stock [Member] Aldagen Inc [Member]	Dec. 31, 2011 Series C Redeemable Convertible Preferred Stock [Member] Aldagen Inc [Member]	Dec. 31, 2010 Series C Redeemable Convertible Preferred Stock [Member] Aldagen Inc [Member]	Dec. 31, 2011 Series C-1 Redeemable Convertible Preferred Stock [Member] Aldagen Inc [Member]	Dec. 31, 2010 Series C-1 Redeemable Convertible Preferred Stock [Member] Aldagen Inc [Member]
ASSETS
Cash	$ 7,216,081	$ 2,615,805	$ 2,246,050	$ 161,612	$ 3,090,732
Short-term investments, restricted	53,248	53,248	52,840
Accounts and other receivable, net	2,366,175	1,733,742	1,480,463	120,619	113,460
Other receivables				0	244,863
Inventory	934,245	1,170,097	548,159	51,206	59,779
Prepaid expenses and other current assets	1,872,786	737,445	695,567	72,593	398,743
Deferred costs, current portion	286,192	136,436	136,436
Total current assets	12,728,727	6,446,773	5,159,515	406,030	3,907,577
Property and equipment, net	2,208,086	2,440,081	978,893	807,952	1,167,774
Other assets				9,256	9,256
Deferred costs	666,735	180,783	317,219
Intangible assets, net	34,043,704	34,135,287	2,916,042
Goodwill	1,128,517	1,128,517	706,823
Total assets	50,775,769	44,331,441	10,078,492	1,223,238	5,084,607
LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)
Accounts payable and accrued expenses	3,490,177	2,812,371	1,849,133	308,105	382,982
Accrued expenses				100,523	159,254
Deferred rent	41,741	58,005	0	123,059	188,114
Capital lease obligations, current portion				4,281	15,872
Convertible promissory notes				12,265,483	8,052,074
Deferred revenues, current portion		0	654,721
Dividends payable on preferred stock		0	105,533
Derivative liabilities, current portion		0	528,467
Notes payable				0	21,718
Total current liabilities	3,490,177	2,812,371	3,137,854	12,801,451	8,820,014
Note payable	6,045,208	2,100,000	2,100,000
Preferred stock warrant liability				511,224	1,758,551
Capital lease obligations, less current portion				0	5,375
Derivative and other liabilities	942,432	1,415,159	1,559,055
Total liabilities	10,477,817	6,327,530	6,796,909	13,312,675	10,583,940
Commitments and contingencies
Conditionally redeemable common stock (909,091 issued and outstanding)	500,000	0												24,795,335		23,747,381
Stockholders deficit:
Convertible preferred stock						0	10	0	7	0	0	13,527,821	12,492,419	24,866,381	23,378,247	23,818,667	22,339,392
Common stock; $.0001 par value, authorized 100,000,000 shares; 2012 issued and outstanding - 70,913,196 shares; 2011 issued and outstanding - 55,536,292 shares	10,343	9,381	5,554	3,630	3,630
Common stock issuable	471,250	489,100	0
Additional paid-in capital	115,635,144	108,485,646	54,458,170
Accumulated deficit	(76,318,785)	(70,980,216)	(51,182,158)	(74,305,936)	(63,713,021)
Total stockholders' equity (deficit)	39,797,952	38,003,911	3,281,583	(74,302,306)	(63,709,391)		10		7			13,527,821	12,492,419	24,866,381	23,378,247	23,818,667	22,339,392
Total liabilities and stockholders' equity (deficit)	$ 50,775,769	$ 44,331,441	$ 10,078,492	$ 1,223,238	$ 5,084,607

CONDENSED CONSOLIDATED BALANCE SHEETS [Parenthetical] (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Aldagen Inc [Member]	Dec. 31, 2010 Aldagen Inc [Member]	Dec. 31, 2011 Junior Preferred Redeemable Convertible Preferred Stock [Member] Aldagen Inc [Member]	Dec. 31, 2010 Junior Preferred Redeemable Convertible Preferred Stock [Member] Aldagen Inc [Member]	Dec. 31, 2011 Series C Redeemable Convertible Preferred Stock [Member] Aldagen Inc [Member]	Dec. 31, 2010 Series C Redeemable Convertible Preferred Stock [Member] Aldagen Inc [Member]	Dec. 31, 2011 Series C-1 Redeemable Convertible Preferred Stock [Member] Aldagen Inc [Member]	Dec. 31, 2010 Series C-1 Redeemable Convertible Preferred Stock [Member] Aldagen Inc [Member]	Dec. 31, 2012 Series A Convertible Preferred Stock [Member]	Dec. 31, 2011 Series A Convertible Preferred Stock [Member]	Dec. 31, 2012 Series B Convertible Preferred Stock [Member]	Dec. 31, 2011 Series B Convertible Preferred Stock [Member]	Dec. 31, 2012 Series D Convertible Preferred Stock [Member]	Dec. 31, 2011 Series D Convertible Preferred Stock [Member]
Temporary equity, shares issued	909,091
Temporary equity, shares outstanding	909,091
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.001	$ 0.001
Common stock, authorized	160,000,000	160,000,000	160,000,000	93,407,305	93,407,305
Common stock, issued	104,337,377	93,808,386	55,536,292	3,629,823	3,629,823
Common stock, outstanding	104,337,377	93,808,386	55,536,292	3,629,823	3,629,823
Cash, dedicated for clinical trials and related matters (in dollars)		$ 1,524,000		$ 16,043	$ 16,009
Convertible preferred stock, par value (in dollars per share)						$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Convertible preferred stock, authorized			72,115,750	72,115,750	71,003,133	14,963,785	14,963,785	26,069,584	26,069,584	31,082,381	31,082,381	5,000,000	5,000,000	5,000,000	5,000,000	2,000,000	2,000,000
Convertible preferred stock, issued						14,519,926	14,519,926	24,742,979	24,742,979	17,636,655	17,636,655	0	97,663	0	65,784	0	3,300
Convertible preferred stock, outstanding			56,899,560	56,899,560	56,899,560	14,519,926	14,519,926	24,742,979	24,742,979	17,636,655	17,636,655	0	97,663	0	65,784	0	3,300
Preferred stock, liquidation preference, value (in dollars)						$ 14,519,926	$ 14,519,926	$ 24,866,381	$ 23,425,745	$ 23,818,667	$ 22,349,745	$ 0	$ 97,663	$ 0	$ 65,784	$ 0	$ 3,300,000

CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		12 Months Ended					142 Months Ended	12 Months Ended						3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Aldagen Inc [Member]	Dec. 31, 2010 Aldagen Inc [Member]	Dec. 31, 2011 Aldagen Inc [Member]	Dec. 31, 2012 Series A Preferred Stock [Member]	Dec. 31, 2011 Series A Preferred Stock [Member]	Dec. 31, 2010 Series A Preferred Stock [Member]	Dec. 31, 2012 Series B Preferred Stock [Member]	Dec. 31, 2011 Series B Preferred Stock [Member]	Dec. 31, 2010 Series B Preferred Stock [Member]	Mar. 31, 2013 Series D preferred stock [Member]	Mar. 31, 2012 Series D preferred stock [Member]	Dec. 31, 2012 Series D preferred stock [Member]	Dec. 31, 2011 Series D preferred stock [Member]	Dec. 31, 2010 Series D preferred stock [Member]
Revenues
Grant revenue						$ 0	$ 733,438	$ 842,923
Product Sales	2,253,129	1,686,392	7,241,392	5,902,120	3,787,935	623,352	660,657	2,432,092
License Fees	0	1,330,362	3,154,722	1,345,279	0
Royalties	64,172	0	168,106	0	123,098
Total revenues	2,317,301	3,016,754	10,564,220	7,247,399	3,911,033	623,352	1,394,095	3,275,015
Cost of revenues
Cost of sales	1,267,310	848,436	3,898,162	2,727,156	1,799,352	187,117	229,325	854,104
Cost of royalties	5,134	0	16,380	0	(186,402)
Total cost of revenues	1,272,444	848,436	3,914,542	2,727,156	1,612,950
Gross profit	1,044,857	2,168,318	6,649,678	4,520,243	2,298,083
Operating expenses
Salaries and wages	1,998,196	2,062,128	7,106,906	2,852,327	2,750,014
Consulting expenses	533,512	829,047	2,275,905	1,348,499	793,591
Professional fees	125,348	463,037	1,189,734	786,424	1,106,626
Research and Development Expense	901,685	357,308	3,386,439	98,148	415,633	3,989,081	5,857,615	43,125,085
General and administrative expenses	2,489,326	1,176,227	5,585,419	2,949,164	2,635,145	1,885,677	3,686,550	20,135,382
Total operating expenses	6,048,067	4,887,747	19,544,403	8,034,562	7,701,009	6,061,875	9,773,490	64,114,571
Loss from operations	(5,003,210)	(2,719,429)	(12,894,725)	(3,514,319)	(5,402,926)	(5,438,523)	(8,379,395)	(60,839,556)
Other income (expense)
Interest, net	(519,029)	(267,145)	(1,041,533)	(1,048,474)	(798,671)	(2,819,549)	(2,579,581)	(9,911,782)
Change in fair value of derivative liabilities	193,093	(220,314)	492,311	470,466	(572,313)
Change in fair value of contingent consideration			(4,334,932)	0	0
Gain on debt restructuring			0	576,677	0
Inducement expense	0	(1,512,148)	(1,513,371)	0	0
Other	(4,533)	0	(16,558)	23,135	(28,841)	1,462,508	1,242,962	1,891,857
Settlement of contingency			(471,250)	0	0
Total other income (expenses)	(330,469)	(1,999,607)	(6,885,333)	21,804	(1,399,825)	(1,357,041)	(1,336,619)	(8,019,925)
Loss before provision for income taxes	(5,333,679)	(4,719,036)	(19,780,058)	(3,492,515)	(6,802,751)	(6,795,564)	(9,716,014)	(68,859,481)
Income tax provision	4,890	4,609	18,000	18,000	14,000	0	0	43,732
Loss before cumulative effect of change in accounting principle						(6,795,564)	(9,716,014)	(68,815,749)
Cumulative effect of change in accounting principle						0	0	(1,469,856)
Accretion of redeemable convertible preferred stock						(4,002,811)	(4,003,265)	(22,978,714)
Gain on exchange of redeemable convertible preferred stock						0	0	14,517,817
Beneficial conversion feature						0	0	(966,711)
Net loss	(5,338,569)	(4,723,645)	(19,798,058)	(3,510,515)	(6,816,751)	(6,795,564)	(9,716,014)	(70,285,605)			0			0					0
Preferred dividends:
Preferred stock									0	9,064	8,379	0	6,168	5,698	0	13,562	13,562	331,004	260,991
Amortization of beneficial conversion feature on Series D preferred stock			0	0	1,948,155
Net loss to common stockholders	$ (5,338,569)	$ (4,737,207)	$ (19,811,620)	$ (3,856,751)	$ (9,039,974)	$ (10,798,375)	$ (13,719,279)	$ (79,713,213)
Loss per common share - Basic and diluted	$ (0.05)	$ (0.07)	$ (0.24)	$ (0.08)	$ (0.23)
Weighted average shares outstanding - Basic and diluted	99,105,448	63,262,699	81,859,343	50,665,986	38,668,698

CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) (USD $)	Total	Aldagen Inc [Member]	Common Stock [Member]	Common Stock [Member] Aldagen Inc [Member]	Additional Paid-In Capital [Member]	Additional Paid-In Capital [Member] Aldagen Inc [Member]	Retained Earnings [Member]	Common Stock Issuable [Member]	Accumulated Deficit During Development Stage [Member] Aldagen Inc [Member]	Series A Preferred Stock [Member]	Series B Preferred Stock [Member]	Series D Preferred Stock [Member]	Series E Preferred Stock [Member]	Series A Redeemable Convertible Preferred Stock [Member] Aldagen Inc [Member]	Series B Redeemable Convertible Preferred Stock [Member] Aldagen Inc [Member]	Junior Preferred Redeemable Convertible Preferred Stock [Member] Aldagen Inc [Member]	Series C Redeemable Convertible Preferred Stock [Member] Aldagen Inc [Member]	Series C-1 Redeemable Convertible Preferred Stock [Member] Aldagen Inc [Member]	Employees and Directors [Member]	Employees and Directors [Member] Common Stock [Member]	Employees and Directors [Member] Additional Paid-In Capital [Member]	Employees and Directors [Member] Retained Earnings [Member]	Employees and Directors [Member] Series A Preferred Stock [Member]	Employees and Directors [Member] Series B Preferred Stock [Member]	Employees and Directors [Member] Series D Preferred Stock [Member]	Other Parties [Member]	Other Parties [Member] Common Stock [Member]	Other Parties [Member] Additional Paid-In Capital [Member]	Other Parties [Member] Retained Earnings [Member]	Other Parties [Member] Series A Preferred Stock [Member]	Other Parties [Member] Series B Preferred Stock [Member]	Other Parties [Member] Series D Preferred Stock [Member]	Promissory Note Payable To JP Nevada Trust [Member] Additional Paid-In Capital [Member]
Balance at Dec. 31, 1999
Issuance of Series B redeemable convertible preferred stock														$ 5,942,240
Issuance of Series B redeemable convertible preferred stock (in shares)														6,000,000
Balance at Dec. 31, 2001														0
Balance (in shares) at Dec. 31, 2001														6,000,000
Balance at Mar. 02, 2000		0		0		0			0					0	0	0	0	0
Balance (in shares) at Mar. 02, 2000				0										0	0	0	0	0
Issuance of restricted common stock to founders at $0.001 per share for cash in April 2000		900		900		0			0					0	0	0	0	0
Issuance of restricted common stock to founders at $0.001 per share for cash in April 2000 (in shares)				900,000										0	0	0	0	0
Net loss attributable to common stockholders		(275,472)		0		0			(275,472)					0	0	0	0	0
Issuance of common stock to consultants at $0.001 per share for services in April 2000		111		111		0			0					0	0	0	0	0
Issuance of common stock to consultants at $0.001 per share for services in April 2000 (in shares)				111,000										0	0	0	0	0
Issuance of common stock for technology and services at fair value		30,000		300		29,700			0					0	0	0	0	0
Issuance of common stock for technology and services at fair value (in shares)				300,000										0	0	0	0	0
Issuance of restricted common stock to employees at $0.01 per share for cash in September 2000		6,000		600		5,400			0					0	0	0	0	0
Issuance of restricted common stock to employees at $0.01 per share for cash in September 2000 (in shares)				600,000										0	0	0	0	0
Issuance of Series A redeemable convertible preferred stock for cash at $1.00 per share				0										3,000,000	0	0	0	0
Issuance of Series A redeemable convertible preferred stock for cash at $1.00 per share (in shares)		0		0		0			0					2,975,029	0	0	0	0
Revaluation of restricted stock to founders		5,000		0		5,000			0					0	0	0	0	0
Accretion of redeemable convertible preferred stock		(48,657)		0		(40,100)			(8,557)					48,657	0	0	0	0
Balance at Dec. 31, 2000		(282,118)		1,911		0			(284,029)					3,023,686	0	0	0	0
Balance (in shares) at Dec. 31, 2000				1,911,000										3,000,000	0	0	0	0
Balance at Mar. 02, 2000		0
Net loss attributable to common stockholders		(70,285,605)
Accretion of redeemable convertible preferred stock		(22,978,714)
Balance at Dec. 31, 2011		(74,302,306)
Balance at Dec. 31, 2000		(282,118)		1,911		0			(284,029)					3,023,686	0	0	0	0
Balance (in shares) at Dec. 31, 2000				1,911,000										3,000,000	0	0	0	0
Warrants issued pursuant to the Guaranty Agreements executed in connection with the Promissory Note payable		33,721		0		33,721			0					0	0	0	0	0
Net loss attributable to common stockholders		(1,988,196)		0		0			(1,988,196)					0	0	0	0	0
Issuance of Series A redeemable convertible preferred stock for cash at $1.00 per share		0		0		0			0					2,967,211	0	0	0	0
Issuance of Series A redeemable convertible preferred stock for cash at $1.00 per share (in shares)				0										3,000,000	0	0	0	0
Revaluation of restricted stock to founders		30,000		0		30,000			0					0	0	0	0	0
Accretion of redeemable convertible preferred stock		(331,997)		0		64,456			267,541					(331,997)	0	0	0	0
Issuance of preferred stock warrants		33,721		0		33,721			0					0	0	0	0	0
Beneficial conversion feature		735		0		735			0					0	0	0	0	0
Issuance of common stock options to consultants for services at fair value				0										0	0	0	0	0
Balance at Dec. 31, 2001		(2,537,855)		1,911		0			(2,539,766)					0	0	0	0	0
Balance (in shares) at Dec. 31, 2001				1,911,000										6,000,000	0	0	0	0
Warrants issued pursuant to the Guaranty Agreements executed in connection with the Promissory Note payable		127,500		0		127,500			0					0	0	0	0	0
Net loss attributable to common stockholders		(3,572,625)		0		0			(3,572,625)					0	0	0	0	0
Revaluation of restricted stock to founders		60,270		0		60,270			0					0	0	0	0	0
Accretion of redeemable convertible preferred stock		(489,821)		0		317,351			172,470					(489,821)	0	0	0	0
Issuance of preferred stock warrants		127,500		0		127,500			0					0	0	0	0	0
Beneficial conversion feature		127,500		0		127,500			0					0	0	0	0	0
Issuance of common stock options to consultants for services at fair value		2,081		0		2,081			0					0	0	0	0	0
Issuance of common stock options to consultants for services at fair value (in shares)				0										0	0	0	0	0
Balance at Dec. 31, 2002		(6,282,950)		1,911		0			(6,284,861)					6,812,715	0	0	0	0
Balance (in shares) at Dec. 31, 2002				1,911,000										6,000,000
Warrants issued pursuant to the Guaranty Agreements executed in connection with the Promissory Note payable		10,755		0		10,755			0					0	0	0	0	0
Issuance of Series B redeemable convertible preferred stock		0		0		0			0					0	5,428,018	0	0	0
Issuance of Series B redeemable convertible preferred stock (in shares)				0										0	5,497,544	0	0	0
Net loss attributable to common stockholders		(4,505,763)		0		0			(4,505,763)					0	0	0	0	0
Revaluation of restricted stock to founders		45,000		0		45,000			0					0	0	0	0	0
Accretion of redeemable convertible preferred stock		(834,914)		0		(69,984)			764,930					487,572	347,342	0	0	0
Issuance of preferred stock warrants		10,755		0		10,755			0					0	0	0	0	0
Issuance of common stock options to consultants for services at fair value		14,229		0		14,229			0					0	0	0	0	0
Issuance of common stock options to consultants for services at fair value (in shares)				0										0	0	0	0	0
Conversion of bridge notes and accrued interest into redeemable convertible preferred stock (in shares)				0										0	761,833	0	0	0
Balance at Dec. 31, 2003		(11,553,643)		1,911		0			(11,555,554)					7,300,287	6,537,193	0	0	0
Balance (in shares) at Dec. 31, 2003				1,911,000										6,000,000	6,259,377	0	0	0
Warrants issued pursuant to the Guaranty Agreements executed in connection with the Promissory Note payable		8,010		0		8,010			0					0	0	0	0	0
Issuance of Series B redeemable convertible preferred stock		0		0		0			0					0	3,738,630	0	0	0
Issuance of Series B redeemable convertible preferred stock (in shares)				0										0	3,755,623	0	0	0
Net loss attributable to common stockholders		(4,654,695)		0		0			(4,654,695)					0	0	0	0	0
Accretion of redeemable convertible preferred stock		(1,119,790)		0		(16,533)			(1,103,257)					0	487,581	632,209	0	0
Issuance of preferred stock warrants		8,010		0		8,010			0					0	0	0	0	0
Issuance of common stock options to consultants for services at fair value		8,523		0		8,523			0					0	0	0	0	0
Issuance of common stock options to consultants for services at fair value (in shares)				0										0	0	0	0	0
Issuance of Junior Preferred									6,000,000
Balance at Dec. 31, 2004		(17,311,595)		1,911		0			(17,313,506)					7,787,868	10,908,032	0	0	0
Balance (in shares) at Dec. 31, 2004				1,911,000										6,000,000	10,015,000	0	0	0
Conversion of Series B redeemable convertible preferred stock into common stock		1,500,000		1,500		1,498,500			0					0	(1,500,000)	0	0	0
Conversion of Series B redeemable convertible preferred stock into common stock (in shares)				1,500,000										0	(1,500,000)	0	0	0
Warrants issued pursuant to the Guaranty Agreements executed in connection with the Promissory Note payable		1,282,271		0		1,282,271			0					0	0	0	0	0
Net loss attributable to common stockholders		(7,134,005)		0		0			(7,134,005)					0	0	0	0	0
Accretion of redeemable convertible preferred stock		(1,213,974)		0		1,213,974			0					487,516	726,458	0	0	0
Issuance of preferred stock warrants		1,282,271		0		1,282,271			0					0	0	0	0	0
Issuance of common stock options to consultants for services at fair value		45,975		0		45,975			0					0	169,685	0	0	0
Issuance of common stock options to consultants for services at fair value (in shares)				0										0	0	0	0	0
Conversion of bridge notes and accrued interest into redeemable convertible preferred stock															(1,500,000)
Conversion of bridge notes and accrued interest into redeemable convertible preferred stock (in shares)															(1,500,000)
Elimination of preferred stock dividends upon conversion to common stock		169,685		0		169,685			0					0	1,500,000	0	0	0
Establishment of FAS 150 preferred stock warrant liability		(1,282,271)		0		(1,282,271)			0					0	0	0	0	0
Balance at Dec. 31, 2005		(23,943,914)		3,411		500,186			(24,447,511)					8,275,384	9,964,805	0	0	0
Balance (in shares) at Dec. 31, 2005				3,411,000										6,000,000	8,515,000	0	0	0
Issuance of restricted common stock to founders at $0.001 per share for cash in April 2000		0		0		0			0					(8,741,917)	(10,634,303)	8,302,580	0	0
Issuance of restricted common stock to founders at $0.001 per share for cash in April 2000 (in shares)				0										(6,000,000)	(8,515,000)	14,515,000	0	0
Issuance of Series B redeemable convertible preferred stock (in shares)																	6,518,333
Net loss attributable to common stockholders		(5,776,177)		0		0			(5,776,177)					0	0	0	0	0
Accretion of redeemable convertible preferred stock		(1,222,435)		0		(521,334)			(701,101)					466,533	669,498	45,388	41,016	0
Issuance of common stock options to consultants for services at fair value		0		0		0			0					0	0	0	30,500	0
Issuance of common stock options to consultants for services at fair value (in shares)				0										0	0	0	41,907	0
Conversion of bridge notes and accrued interest into redeemable convertible preferred stock		0		0		0			0					0	0	0	4,331,720	0
Conversion of bridge notes and accrued interest into redeemable convertible preferred stock (in shares)				0										0	0	0	5,951,801	0
Elimination of preferred stock dividends upon conversion to common stock														2,730,083	2,137,462
Share-based compensation expense		21,148		0		21,148			0					0	0	0	0	0
Issuance of Series C redeemable convertible preferred stock		0		0		0			0					0	0	0	6,518,333	0
Issuance of Series C redeemable convertible preferred stock (in shares)				0										0	0	0	9,131,243	0
Gain on redemption of certain preferred stock, warrants, and other securities		14,517,817		0		0			14,517,817					0	0	0	0	0
Balance at Dec. 31, 2006		(16,403,561)		3,411		0			(16,406,972)					0	0	8,347,968	10,921,569	0
Balance (in shares) at Dec. 31, 2006				3,411,000										0	0	14,515,000	15,124,951	0
Issuance of Series B redeemable convertible preferred stock		0		0		0			0					0	0	0	6,904,296	0
Issuance of Series B redeemable convertible preferred stock (in shares)				0										0	0	0	9,618,028	0
Net loss attributable to common stockholders		(6,701,446)		0		0			(6,701,446)					0	0	0	0	0
Accretion of redeemable convertible preferred stock		(2,119,421)		0		135,011			1,984,410					0	0	1,035,403	1,084,018	0
Share-based compensation expense		93,471		0		93,471								0	0	0	0	0
Issuance of common stock		41,749		209		41,540			0					0	0	0	0	0
Issuance of common stock (in shares)		208,747		208,747										0	0	0	0	0
Balance at Dec. 31, 2007		(25,089,208)		3,620		0			(25,092,828)					0	0	9,383,371	18,909,883	0
Balance (in shares) at Dec. 31, 2007				3,619,747										0	0	14,515,000	24,742,979	0
Issuance of Series B redeemable convertible preferred stock																		18,321,910
Issuance of Series B redeemable convertible preferred stock (in shares)																		17,636,655
Net loss attributable to common stockholders		(10,179,446)		0		0			(10,179,446)					0	0	0	0	0
Accretion of redeemable convertible preferred stock		(3,588,368)		0		(310,771)			3,277,597					0	0	1,038,240	(1,492,096)	(1,058,032)
Share-based compensation expense		310,771		0		310,771			0					0	0	0	0	0
Balance at Dec. 31, 2008		(38,546,251)		3,620		0			(38,549,871)					0	0	10,421,611	20,401,979	19,379,942
Balance (in shares) at Dec. 31, 2008				3,619,747										0	0	14,515,000	24,742,979	17,636,655
Net loss attributable to common stockholders		(8,986,202)		0		0			(8,986,202)					0	0	0	0	0
Accretion of redeemable convertible preferred stock		(4,003,261)		0		(1,179,508)			(2,823,753)					0	0	(1,035,403)	(1,488,133)	1,479,725
Beneficial conversion feature		839,211				839,211
Share-based compensation expense		337,834		0		337,834			0					0	0	0	0	0
Issuance of common stock		2,468		5		2,463
Issuance of common stock (in shares)		5,076		5,076
Balance at Dec. 31, 2009	976,051	(50,356,201)	3,727	3,625	41,827,199	0	(40,854,892)		(50,359,826)	10	7	0		0	0	11,457,014	21,890,112	20,859,667
Balance (in shares) at Dec. 31, 2009			37,273,628	3,624,823						97,663	65,784	0		0	0	14,515,000	24,742,979	17,636,655
Series D Preferred stock and warrants issued pursuant to private placement completed in Second Quarter	3,227,124		0		3,227,124					0	0	0
Series D Preferred stock and warrants issued pursuant to private placement completed in Second Quarter (in shares)			0							0	0	3,650
Dividends accrued on Series A, B and D stock	275,068		0		275,068					0	0	0
Dividends accrued on Series A, B and D stock (in shares)			0							0	0	0
Common stock issued upon exercise of August 2009 warrants	165,703		28		165,675		0			0	0	0
Common stock issued upon exercise of August 2009 warrants (in shares)			274,251							0	0	0
Adjustments of derivative liability for August 2009 warrants exercised and anti-dilutive issuances, net	0
Write off of deferred financing costs for the August 2009 and October 2010 warrants pursuant to amendments of underlying agreements	0
Adjustments of derivative liability for August 2009 warrants exercised and anti-dilutive issuances, net	165,573		0		165,573		0			0	0	0
Warrants issued pursuant to the Guaranty Agreements executed in connection with the Promissory Note payable	655,260		0		655,260		0			0	0	0
Issuance of Series B redeemable convertible preferred stock		0		0		0			0					0	0	0	0	0
Issuance of Series B redeemable convertible preferred stock (in shares)				0										0	0	4,926	0	0
Proceeds from Issuance of Private Placement	1,500,000
Net loss attributable to common stockholders	(6,816,751)	(9,716,014)	0	0	0	0	(6,816,751)		(9,716,014)	0	0	0		0	0	0	0	0
Accretion of redeemable convertible preferred stock		(4,003,265)		0		(366,084)			3,637,181					0	0	(1,035,405)	(1,488,135)	1,479,725
Issuance of preferred stock warrants	655,260		0		655,260		0			0	0	0
Share-based compensation expense		365,089		0		365,089			0					0	0	0	0	0
Issuance of common stock		0		5		995			0					0	0	0	0	0
Issuance of common stock (in shares)		5,000		5,000										0	0	0	0	0
Issuance of Junior Preferred (in shares)																		0
Stock-based compensation related to options and warrants issued for services rendered by -
Employees and Directors, Other parties	50,692																			0	0	360,269	0	0	0		0	0	50,692	0	0	0
Balance at Dec. 31, 2010	(79,252)	(63,709,391)	4,410	3,630	47,587,964	0	(47,671,643)		(63,713,021)	10	7	0		0	0	12,492,419	23,378,247	22,339,392
Balance (in shares) at Dec. 31, 2010			44,103,743	3,629,823						97,663	65,784	3,315		0	0	14,519,926	24,742,979	17,636,655
Dividends accrued on Series A, B and D stock	(346,236)				(346,236)
Dividends on Series D stock, paid in Common shares	333,556		72		333,484
Dividends on Series D stock, paid in Common shares (in shares)			714,126
Common stock issued upon exercise of August 2009 warrants	191,026		37		190,989
Common stock issued upon exercise of August 2009 warrants (in shares)			374,561
Adjustments of derivative liability for August 2009 warrants exercised and anti-dilutive issuances, net	1,434,322				1,434,322
Write off of deferred financing costs for the August 2009 and October 2010 warrants pursuant to amendments of underlying agreements	136,543				(136,543)
Warrants issued pursuant to the Guaranty Agreements executed in connection with the Promissory Note payable	545,750																																545,750
Equity issued pursuant to offering completed	325,000		98		324,902
Equity issued pursuant to offering completed (in shares)			984,850
Conversion of 12% Convertible Promissory Notes completed in Fourth Quarter 2011	769,965		120		769,845
Conversion of 12% Convertible Promissory Notes completed in Fourth Quarter 2011 (in shares)			1,200,000
Dividends on Series D stock, paid in Common shares (in shares)			714,126
Proceeds from Issuance of Private Placement	325,000
Net loss attributable to common stockholders	(3,510,515)	(6,795,564)		0		0	(3,510,515)		(6,795,564)					0	0	0	0	0
Issuance of common stock for technology and services at fair value	0
Accretion of redeemable convertible preferred stock		(4,002,811)		0		(205,460)			3,797,351					0	0	1,035,402	1,488,134	1,479,275
Issuance of preferred stock warrants	545,750																																545,750
Conversion of bridge notes and accrued interest into redeemable convertible preferred stock (in shares)			34,153									(15)
Share-based compensation expense		205,460		0		205,460			0					0	0	0	0	0
Issuance of common stock		3,775
Stock-based compensation related to options and warrants issued for services rendered by -
Employees and Directors, Other parties	241,174																		241,174	0	0	241,174	0	0	0	64,006	0	0	64,006	0	0	0
Balance at Dec. 31, 2011	3,281,583	(74,302,306)	5,554	3,630	54,458,170	0	(51,182,158)		(74,305,936)	10	7			0	0	13,527,821	24,866,381	23,818,667
Balance (in shares) at Dec. 31, 2011			55,536,292	3,629,823						97,663	65,784	3,300		0	0	14,519,926	24,742,979	17,636,655
Dividends on Series D stock, paid in Common shares (in shares)			76,461
Adjustments of derivative liability for August 2009 warrants exercised and anti-dilutive issuances, net	0
Write off of deferred financing costs for the August 2009 and October 2010 warrants pursuant to amendments of underlying agreements	0
Equity issued pursuant to offering completed	5,000,000		423		4,999,577
Equity issued pursuant to offering completed (in shares)			4,231,192
Cash redemption of Series A stock	(101,569)				(101,559)					(10)
Cash redemption of Series A stock (in shares)										(97,663)
Cash redemption of Series B stock	(68,416)				(68,409)						(7)
Cash redemption of Series B stock (in shares)											(65,784)
Preferred stock and warrants issued pursuant to Aldagen acquisition completed in First Quarter	1,883,765				1,883,751								14
Preferred stock and warrants issued pursuant to Aldagen acquisition completed in First Quarter (in shares)													135,398
Common stock issued to Series D shareholders as inducement to convert outstanding shares	462,000		33		461,967
Common stock issued to Series D shareholders as inducement to convert outstanding shares (in shares)			330,000
Common stock issued upon conversion of Series E stock	34,204,548		1,340		34,203,222								(14)
Common stock issued upon conversion of Series E stock (in shares)			13,399,986										(135,398)
Common stock issued upon conversion of 4% Convertible Promissory Note	924,904		106		924,798
Common stock issued upon conversion of 4% Convertible Promissory Note (in shares)			1,062,500
Dividends accrued on Preferred stock	(13,562)				(13,562)
Dividends on Series D stock, paid in Common shares	82,500		8		82,492
Dividends on Series D stock, paid in Common shares (in shares)			76,461
Common stock issued upon exercise of Long-term Incentive Plan options	15,185		4		15,181
Common stock issued upon exercise of Long-term Incentive Plan options (in shares)			35,602
Common stock issued upon exercise of August 2008 warrants	584,672		58		584,614
Common stock issued upon exercise of August 2008 warrants (in shares)			584,672
Common stock issued upon exercise of August 2009 warrants	213,674		42		213,632
Common stock issued upon exercise of August 2009 warrants (in shares)			418,968
Common stock issued upon exercise of April 2010 warrants	1,521,028		283		1,520,745
Common stock issued upon exercise of April 2010 warrants (in shares)			2,833,493
Common stock issued upon exercise of Guarantor 2010 warrants	715,734		133		715,601
Common stock issued upon exercise of Guarantor 2010 warrants ( in shares)			1,333,334
Common stock issued upon exercise of October 2010 warrants	225,001		38		224,963
Common stock issued upon exercise of October 2010 warrants (in shares)			375,000
Common stock issued upon exercise of Guarantor 2011 warrants	791,667		158		791,509
Common stock issued upon exercise of Guarantor 2011 warrants (in shares)			1,583,335
Common stock issued in lieu of cash for fees earned by consultant	17,850		2		17,848
Common stock issued in lieu of cash for fees earned by consultant (in shares)			17,500
Common Stock Issuable Value In Lieu Of Cash For Consultant	17,850							17,850
Proceeds from Issuance of Private Placement	471,250							471,250					0
Net loss attributable to common stockholders	(19,798,058)						(19,798,058)
Issuance of common stock for technology and services at fair value	30,000
Conversion of bridge notes and accrued interest into redeemable convertible preferred stock (in shares)			7,460,350									(3,300)
Issuance of common stock	15,185											0	0
Issuance of common stock (in shares)	35,602
Stock-based compensation related to options and warrants issued for services rendered by -
Employees and Directors, Other parties																			1,751,107		1,751,107					275,924		275,924
Balance at Dec. 31, 2012	$ 38,003,911		$ 9,381		$ 108,485,646		$ (70,980,216)	$ 489,100
Balance (in shares) at Dec. 31, 2012			93,808,386

CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) [Parenthetical] (Aldagen Inc [Member], USD $)	10 Months Ended	12 Months Ended				10 Months Ended	12 Months Ended
	Dec. 31, 2000 Common Stock [Member]	Dec. 31, 2010 Common Stock [Member]	Dec. 31, 2009 Common Stock [Member]	Dec. 31, 2007 Common Stock [Member]	Dec. 31, 2006 Series C Preferred Stock [Member]	Dec. 31, 2000 Series Preferred Stock [Member]	Dec. 31, 2001 Series Preferred Stock [Member]	Dec. 31, 2004 Series B Preferred Stock [Member]	Dec. 31, 2003 Series B Preferred Stock [Member]	Dec. 31, 2008 Series C-1 Preferred Stock [Member]
Par Value Of Stock Issued To Founders	$ 0.001
Par Value Of Stock Issued To Consultants	$ 0.001
Par Value Of Stock Issued Restricted Stock Award	$ 0.01
Par Value Of Stock Issued For Cash						$ 1	$ 1
Stock Issuance Costs				$ 95,705	$ 127,386	$ 24,971	$ 32,789	$ 16,993	$ 69,526	$ 39,611
Par Value Of Stock Options Exercised		$ 0.96	$ 0.49	$ 0.2

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended		12 Months Ended					142 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Aldagen Inc [Member]	Dec. 31, 2010 Aldagen Inc [Member]	Dec. 31, 2011 Aldagen Inc [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (5,338,569)	$ (4,723,645)	$ (19,798,058)	$ (3,510,515)	$ (6,816,751)	$ (6,795,564)	$ (9,716,014)	$ (70,285,605)
Adjustments to reconcile net loss to net cash used in operating activities:
Increase in allowance for doubtful accounts	9,629	(4,057)	42,625	36,378	23,672
Depreciation and amortization	332,947	224,671	1,179,160	631,181	440,178	362,246	442,505	3,141,160
Loss on disposal of equipment						0	0	27,087
Non-cash interest expense - amortization of debt discount	(33,952)	163,920	614,450	508,846	0	2,819,549	2,546,246	9,421,931
Deferred Offering Expense						0	611,048	0
Write-down of inventories						17,986	0	74,399
Stock-based compensation	169,263	1,221,231	2,047,731	305,180	410,961	205,460	365,089	1,576,088
Change in value of preferred stock warrant liability including cumulative effect of change in accounting principle						(1,458,848)	(1,242,962)	(524,505)
Stock Issued For Technology License						0	0	30,000
Change in fair value of derivative liabilities	(193,093)	220,314	(492,311)	(470,466)	572,313
Change in fair value of contingent consideration			4,334,932	0	0
Settlement of contingency			471,250	0	0
Amortization of deferred costs	42,753	34,109	136,436	201,875	263,337
Deferred income tax provision	4,890	4,609	18,000	18,000	14,000
Effect of amendment to contingent consideration	1,006,159	0
Loss on extinguishment of debt	19,867	0				0	0	111,080
Effect of issuance of warrants for term loan modification	303,517	0
Loss (Gain) on disposal of assets	7,837	(19,275)	84,336	(41,065)	7,567
Inducement expense	0	1,513,371	1,513,371	0
Gain on debt restructuring			0	(576,677)	0
Change in assets and liabilities net of effects from acquisition of Angel business:
Prepaid expenses and other current assets	(809,648)	283,233	60,105	(85,181)	(305,604)	571,013	(507,362)	(71,541)
Accounts and other receivables, net	(642,062)	(333,406)	(260,510)	(944,589)	(1,050,139)	(7,159)	(33,690)	(120,619)
Accounts payable						(74,877)	75,857	308,105
Accrued expenses						(58,731)	(263,009)	100,523
Inventory	235,852	36,333	(602,108)	79,825	549,037	(9,413)	11,539	(125,605)
Accounts payable and accrued expenses	677,807	(296,297)	(83,767)	(1,055,983)	2,356,062
Deferred revenues	0	1,169,638	(654,721)	654,721	0
Other liabilities	(6,782)	(3,280)	(3,740)	8,981	0
Deferred rent						(65,055)	(63,483)	123,059
Net cash used in operating activities	(4,213,585)	(508,531)	(11,392,819)	(4,239,489)	(3,535,367)	(4,493,393)	(7,774,236)	(56,214,443)
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures	(100,000)	(275,818)	(2,087,562)	(66,430)	(774,625)
Payment for acquisition of Angel business	0	24,563	24,563	0	(2,000,000)
Proceeds from sale of equipment	82,794	105,053	471,289	89,251	54,632	0	0	44,281
Purchase of property and equipment						(2,424)	(130,485)	(3,745,097)
Net cash provided by (used in) investing activities	(17,206)	(146,202)	(1,591,710)	22,821	(2,719,993)	(2,424)	(130,485)	(3,700,816)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of debt	4,249,329	0	0	2,100,000	0	1,605,381	0	18,218,623
Redemption of preferred stock	0	(169,986)	(169,986)	0	0
Proceeds from issuance of common stock, net	4,851,738	6,026,000	9,493,906	3,774,330	1,900,605	0	1,000	52,227
Repayment of note payable	(270,000)	0	0	(2,641,506)	(506,703)	(21,718)	(2,009,624)	(4,722,829)
Proceeds from option and warrant exercises	0	1,070,260	4,066,959	191,026	165,703
Dividends paid on preferred stock	0	(36,595)	(36,595)	0	0
Proceeds from issuance of convertible debt, net			0	2,400,000	0
Debt issuance cost						0	0	(53,603)
Payments on capital lease obligations						(16,966)	(15,298)	(270,974)
Proceeds from issuance of preferred stock, net of issuance costs						0	0	46,853,427
Proceeds from sale of preferred stock and warrants, net			0	0	3,227,124
Net cash provided by financing activities	8,831,067	6,889,679	13,354,284	5,823,850	4,786,729	1,566,697	(2,023,922)	60,076,871
Net increase (decrease) in cash	4,600,276	6,234,946	369,755	1,607,182	(1,468,631)	(2,929,120)	(9,928,643)	161,612
Cash, beginning of period	2,615,805	2,246,050	2,246,050	638,868	2,107,499	3,090,732	13,019,375
Cash, end of period	7,216,081	8,480,996	2,615,805	2,246,050	638,868	161,612	3,090,732	161,612
Supplemental cash flow information
Cash paid for interest			342,000	424,000	371,000	1,914	86,664	1,075,795
Noncash investing and financing activities:
Conversion of bridge notes and accrued interest						0	0	5,093,533
Acquisition of property and equipment under capital leases						$ 0	$ 0	$ 275,254

Business and Presentation	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011 Aldagen Inc [Member]
Nature of Operations [Text Block]

Note 1 — Business and Presentation

Description of Business

Cytomedix, Inc. (“Cytomedix,” the “Company,” “we,” “us,” or “our”) is a regenerative therapies company marketing and developing products within the U.S. and internationally. We commercialize innovative cell-based technologies that harness the regenerative capacity of the human body to trigger natural healing. The use of autologous (from self) biological therapies for tissue repair and regeneration is part of a transformative clinical strategy designed to improve long term recovery in complex chronic conditions with significant unmet medical needs. We currently have a growing commercial operation, and a robust clinical pipeline representing a logical extension of our commercial technologies in the evolving field of regenerative medicine.

Our current commercial offerings are centered on our point of care platform technologies for the safe and efficient separation of blood and bone marrow to produce platelet based therapies or cell concentrates. Today, we promote two distinct platelet rich plasma (PRP) technologies, the AutoloGel System for wound care and the Angel concentrated Platelet Rich Plasma (cPRP) System in orthopedics and cardiovascular markets. Our sales are predominantly (approximately 82%) in the United States, where we sell our products through a combination of direct sales representatives and independent sales agents. Commercial growth drivers in the U.S. include Medicare coverage for the treatment of chronic wounds under a National Coverage Decision allowing Coverage with Evidence Development (CED), and the patient driven private pay PRP business in orthopedics and aesthetics. In Europe, the Middle East, Canada, and Australia we have a network of experienced distributors covering key markets.

Our clinical pipeline includes the ALDH br cell-based therapies (“Bright Cells”), acquired through the February 2012 acquisition of Aldagen, Inc., a privately held biopharmaceutical company and the expansion of the Angel System for use in other clinical indications. Cytomedix has a strong and growing patent portfolio intended to drive value by facilitating and protecting leading market positions for our commercial products, attracting strategic partners, and generating revenue via out-licensing agreements.

Basis of Presentation and Significant Accounting Policies

The unaudited financial statements included herein are presented on a condensed consolidated basis and have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission. The financial statements reflect all adjustments that are, in the opinion of management, necessary to fairly state such information. All such adjustments are of a normal recurring nature. Although the Company believes that the disclosures are adequate to make the information presented not misleading, certain information and footnote disclosures, including a description of significant accounting policies normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America, have been condensed or omitted pursuant to such rules and regulations.

The year-end balance sheet data were derived from audited consolidated financial statements but do not include all disclosures required by accounting principles generally accepted in the United States of America.

These financial statements should be read in conjunction with the financial statements and the notes thereto included in the Company’s 2012 Annual Report on Form 10-K filed with the Securities and Exchange Commission. The results of operations for interim periods are not necessarily indicative of the results for any subsequent quarter or the entire fiscal year ending December 31, 2013.

Basic and Diluted Loss Per Share

We compute basic and diluted net loss per common share using the weighted-average number of shares of common stock outstanding during the period. During periods of net losses, shares associated with outstanding stock options, stock warrants, convertible preferred stock, and convertible debt are not included because the inclusion would be anti-dilutive. The total numbers of such shares excluded from the calculation of diluted net loss per common share were 27,345,975 for the three months ended March 31, 2013, and 22,739,002 for the three months ended March 31, 2012.

Goodwill and Intangible Assets

Goodwill represents the excess of the purchase price over the net tangible and intangible assets acquired in business combinations. The Company conducts an impairment test of goodwill on an annual basis as of October 1 of each year. The Company will also conduct tests if events occur or circumstances change that would, more likely than not, reduce the fair value of the Company below its carrying value.

Indefinite lived intangible assets consist of in-process research and development (IPR&D) acquired in the acquisition of Aldagen. The acquired IPR&D consists of specific cell populations (that are related to a specific indication) and the use of the cell populations in treating particular medical conditions. The Company evaluates its indefinite-lived intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable, and at least on an annual basis on October 1 of each year, by comparing the fair value of the asset with its carrying amount. If the carrying amount of the intangible asset exceeds its fair value, the Company would recognize an impairment loss in the amount of that excess.

Identifiable intangible assets with finite lives consist of trademarks, technology (including patents), and customer relationships acquired in business combinations. These intangibles are amortized using the straight-line method over their estimated useful lives. The Company reviews its finite-lived intangible assets for potential impairment when circumstances indicate that the carrying amount of assets may not be recoverable.

Note 1 — Description of the Business

Cytomedix, Inc. (“Cytomedix,” the “Company,” “we,” “us,” or “our”) is a regenerative therapies company marketing products within the U.S. and internationally. We commercialize innovative cell-based technologies that harness the regenerative capacity of the human body to trigger natural healing. The use of autologous from self biological therapies for tissue repair and regeneration is part of a transformative clinical strategy designed to improve long term recovery in complex chronic conditions with significant unmet medical needs. We currently have a growing commercial operation, and a robust clinical pipeline representing a logical extension of our commercial technologies in the evolving regenerative medicine markets.

Our current commercial offerings are centered on our point of care platform technologies for the safe and efficient separation of blood and bone marrow to produce platelet based therapies or cell concentrates. Today, we promote two distinct platelet rich plasma (PRP) technologies, the AutoloGel TM System (“AutoloGel”) for wound care and the Angel® concentrated Platelet Rich Plasma (cPRP) Sytem (“Angel”) in orthopedics. Our sales are predominantly (approximately 85%) in the United States, where we sell our products through a combination of direct sales representatives and independent sales agents. Commercial growth drivers in the U.S. include Medicare coverage for the treatment of chronic wounds under a national coverage decision allowing coverage with evidence development (CED), and the patient driven personal pay PRP business in orthopedics and aesthetics. In Europe, the Middle East, Canada, and Australia we have a network of distributors covering several major markets.

Our clinical pipeline includes the ALDH br cell-based therapies (“Bright Cells”), acquired through the acquisition of Aldagen, Inc., a privately held biopharmaceutical company, in February 2012, and the expansion of the Angel System for use in other clinical indications. Cytomedix has a strong and growing patent portfolio intended to drive value by facilitating and protecting leading market positions for our commercial products, attracting strategic partners, and generating revenue through out-licensing agreements.

1. Description of Company and Basis of Presentation

Aldagen, Inc. (Aldagen or the Company) was incorporated in the State of Delaware on March 3, 2000, as Stemco Biomedical, Inc. and changed its name to Aldagen, Inc. in November 2005.

Aldagen is a biopharmaceutical company developing proprietary regenerative cell therapies that target significant unmet medical needs. The Company has developed a proprietary technology that allows it to isolate adult stem cells that express high levels of an enzyme known as aldehyde dehydrogenase, or ALDH, which the Company refers to as ALDH-bright, or ALDHbr, cells. The Company’s product candidates consist of specific populations of adult stem cells that it isolates using its proprietary technology. The Company operates as a single reportable segment.

The Company has participated in trials in an attempt to develop the following product candidates:

ALD-201 — To treat ischemic heart failure.

ALD-301 — To treat critical limb ischemia.

ALD-401 — Post-acute treatment of ischemic stroke.

Since inception, the Company has commercialized the following products:

ALDEFLUOR — An enzyme-based assay which detects stem and progenitor cells based on their high level of expression of ALDH. ALDEFLUOR has been sold since 2003 through a third-party distributor.

ALDECOUNT — An FDA-approved in vitro diagnostic use-product for the identification and enumeration of ALDHbr cells by flow cytometry. ALDECOUNT has been sold since 2004 through a third-party distributor.

Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 915-10, Development Stage Entities, states that an enterprise shall be considered to be in the development stage if either planned principal operations have not commenced or planned principal operations have commenced but there has been no significant revenue there from. The Company’s operations since inception have consisted primarily of organizing the Company, research and development of product technologies and securing financing. Product sales of ALDEFLUOR and ALDECOUNT were $623,352 and $660,657 for the years ended December 31, 2011 and 2010, respectively, and $2,432,092 from March 3, 2000 (inception) through December 31, 2011. Accordingly, the Company will remain a development stage company until such time as significant revenues have been generated from the sale of the Company’s product candidates or a significant collaboration is entered into with a third party.

The Company has incurred losses since its inception and expects to incur substantial additional development costs. As a result, the Company will require substantial additional funds and will continue to seek private or public equity or debt financing, research funding and revenue or expense sharing from collaborative agreements to meet its capital requirements. If such funds are not available, management may need to reassess its business plans. Even if the Company does not have an immediate need for additional cash, it may seek access to the private or public equity markets if and when conditions are favorable. There is no assurance that such additional funds will be available for the Company to finance its operations on acceptable terms, if at all.

The Company has had minimal revenues and has incurred a cumulative loss of $79,713,213 for the period March 3, 2000 (inception) to December 31, 2011. In addition, the Company had a working capital deficiency of $12,395,421 and stockholders’ deficiency of $74,302,306 at December, 2011. These factors raise substantial doubt about the Company’s ability to continue as a going concern.

There can be no assurance that sufficient funds required during the next year or thereafter will be generated from operations or that funds will be available from external sources such as debt or equity financings or other potential sources. The lack of additional capital resulting from the inability to generate cash flow from operations or to raise capital from external sources would force the Company to substantially curtail or cease operations and would, therefore, have a material adverse effect on its business. Furthermore, there can be no assurance that any such required funds, if available, will be available on attractive terms or that it will not have a significant dilutive effect on the Company’s existing stockholders.

The accompanying financial statements do not include any adjustments related to the recoverability or classification of asset-carrying amounts or the amounts and classification of liabilities that may result should the Company be unable to continue as a going concern.

The Company is attempting to address its lack of liquidity by raising additional funds, either in the form of debt or equity or some combination thereof. There can be no assurances that the Company will be able to raise the additional funds it requires.

On February 8, 2012, the Company entered into an Exchange and Purchase Agreement with Cytomedix, Inc., a Delaware corporation, where Cytomedix acquired all of the Company’s issued and outstanding capital stock and convertible promissory notes, making the Company a wholly-owned subsidiary of Cytomedix.

Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011 Aldagen Inc [Member]
Significant Accounting Policies [Text Block]

Note 2 — Recent Accounting Pronouncements

The Company believes the adoption of Accounting Standards Updates issued but not yet adopted will not have a material impact to our results of operations or financial position.

Note 3 — Summary of Significant Accounting Policies

Basis of Presentation and Consolidation

The Company’s financial statements are prepared on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America. They include the accounts of the company and our subsidiaries. All significant intercompany transactions and balances have been eliminated in consolidation. Certain prior period amounts have been reclassified to conform to the current period presentation with no impact to net loss.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results could differ from those estimates.

Business Combinations

The Company accounts for business combinations using the acquisition method. Under this method the Company allocates the purchase price to the assets acquired and liabilities assumed based on their estimated fair values at the date of acquisition, including intangible assets that arise from contractual or other legal rights or are separable (i.e. capable of being sold, transferred, licensed, rented, or exchanged separately from the entity). Determination of fair value is based on certain estimates and assumptions regarding such things as forecasted future revenues and expenses, customer attrition, prevailing royalty rates, required rates of return, etc. The purchase price in excess of the fair value of the net assets and liabilities is recorded as goodwill. See further discussion regarding the accounting for the Aldagen, Inc. (hereinafter defined) acquistion in Note 4.

Concentration of Risk

Approximately $40,000 and $991,000 held in financial institutions was in excess of FDIC insurance at December 31, 2012 and 2011, respectively. There were no such amounts at December 31, 2010. Approximately $1,754,000 and $503,000 held in money market accounts at brokerage firms was in excess of Securities Investor Protection Corporation (“SIPC”) at December 31, 2012 and 2011, respectively. There were no such amounts at December 31, 2010. The amount not covered by SIPC is insured by the Company’s brokerage firm through additional “excess of SIPC” coverage from third party insurers. These third party insurers would cover losses in the event of the financial failure and liquidation of the financial institution that holds the Company’s institutional money market investments, however they do not insure against losses due to market fluctuations. The Company currently has two commercially marketed products, both using PRP technology, that are presently marketed. Significant changes in technology could lead to new products or services that compete with the product offered by the Company. These changes could materially affect the price of the Company’s product or render it obsolete. The Company outsources manufacturing for all the components of its offerings.

Company utilizes single suppliers for several components of the Angel® and AutoloGel TM product lines. We outsource the manufacturing of various products, including component parts, composing the Angel® line to contract manufacturers. While we believe these manufacturers to be of sufficient competency, quality, reliability, and stability, there is no assurance that one or more of them will not experience an interruption or inability to provide us with the products needed to satisfy customer demand. Additionally, while most of the components of AutoloGel TM are generally readily available on the open market, a reagent, bovine thrombin, is available exclusively through Pfizer, with whom the Company has an established vendor relationship.

Cash Equivalents

The Company considers all highly liquid instruments purchased with an original maturity of three months or less to be cash equivalents.

At December 31, 2012, the Company had dedicated approximately $1,524,000 of its cash balance for use in conjunction with the ALD-401 Phase 2 clinical trial and related matters, pursuant to provisions in the Aldagen acquisition agreements.

Accounts Receivable

Cytomedix generates accounts receivable from the sale of its products. Cytomedix provides for a reserve against receivables for estimated losses that may result from a customer’s inability or unwillingness to pay. The allowance for doubtful accounts is estimated primarily based upon historical write-off percentages, known problem accounts, and current economic conditions. Accounts are written off against the allowance for doubtful accounts when the Company determines that amounts are not collectable. Recoveries of previously written-off accounts are recorded when collected. At December 31, 2012, 2011, and 2010 the Company maintained an allowance for doubtful accounts of $43,000, $38,000, and $36,000, respectively.

Inventory

The Company’s inventory is produced by third party manufacturers and consists primarily of finished goods. Inventory cost is determined on a first-in, first-out basis and is stated at the lower of cost or net realizable value. The Company’s primary product is the Angel® Processing set which has a shelf life of three years. The Company also maintains an inventory of kits, reagents, and other disposables that have shelf lives that generally range from ten months to five years. Expired products are segregated and used for demonstration purposes only; the Company writes off expired inventory through cost of sales.

Property and Equipment

Property and equipment is stated at cost less accumulated depreciation and is depreciated, using the straight-line method, over its estimated useful life ranging from three to five years for all assets except for furniture, lab, and manufacturing equipment which is depreciated over seven and ten years, respectively. Maintenance and repairs are charged to operations as incurred. When assets are disposed of, the cost and related accumulated depreciation are removed from the accounts and any gain or loss is included in other income (expense).

Centrifuges may be sold, leased, or placed at no charge with customers. Depreciation expense for centrifuges that are available for sale, leased, or placed at no charge with customers are charged to cost of sales. Depreciation expense for centrifuges used for sales and marketing and other internal purposes are charged to operations. When the centrifuges are sold the net book value is charged to cost of sales.

Goodwill

The Company is required to perform a review for impairment of goodwill in accordance with FASB ASC 350, Intangibles — Goodwill and Other . Goodwill is considered to be impaired if it is determined that the carrying value of the Company exceeds its fair value. The Company conducts an impairment test of goodwill on an annual basis as of October 1 of each year. In addition to the annual review, an interim review is required if an event occurs or circumstances change that would more likely than not reduce the fair value of the Company below its carrying amount. Examples of such events or circumstances include:

•	a significant adverse change in legal factors or in the business climate;
•	a significant decline in Cytomedix’s stock price or the stock price of comparable companies;
•	a significant decline in the Company’s projected revenue or cash flows;
•	an adverse action or assessment by a regulator;
•	unanticipated competition;
•	a loss of key personnel;
•	a more-likely-than-not expectation that the Company will be sold or otherwise disposed of;
•	a substantial doubt about the Company’s ability to continue as a going concern.

Intangible Assets

The Company capitalizes the costs of purchased patents, trademarks, customer, and technology related intangibles.

Indefinite lived intangible assets consist of in-process research and development (IPR&D) acquired in the acquisition of Aldagen. The acquired IPR&D consists of specific cell populations (that are related to a specific indication) and the use of the cell populations in treating particular medical conditions. The Company evaluates its indefinite-lived intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable, and at least on an annual basis as of October 1 of each year, by comparing the fair value of the asset with its carrying amount. If the carrying amount of the intangible asset exceeds its fair value, the Company would recognize an impairment loss in the amount of that excess.

Identifiable intangible assets with finite lives consist of trademarks, technology (including patents), and customer relationships acquired in business combinations. These intangibles are amortized using the straight-line method over their estimated useful lives. The Company reviews its finite-lived intangible assets for potential impairment when circumstances indicate that the carrying amount of assets may not be recoverable, and at least on an annual basis as of October 1 of each year, by comparing the fair value of the asset with its carrying amount. If the carrying amount of the intangible asset exceeds its fair value, the Company would recognize an impairment loss in the amount of that excess.

Income Taxes

The Company accounts for income taxes using the asset and liability method. Under the asset and liability method, current income tax expense or benefit is the amount of income taxes expected to be payable or refundable for the current year. A deferred income tax asset or liability is recognized for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and tax credits and loss carryforwards. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Tax rate changes are reflected in income during the period such changes are enacted.

For the year ended December 31, 2012, the income tax provision relates exclusively to a deferred tax liability associated with the amortization of goodwill. The Company has analyzed filing positions in all of the federal and state jurisdictions where it is required to file income tax returns, as well as all open tax years in these jurisdictions. The only periods subject to examination for the Company’s federal return are the 2008 through 2012 tax years. The Company believes that its income tax filing positions and deductions would be sustained on audit and does not anticipate any adjustments that would result in a material change to its financial position. Therefore, no reserves for uncertain income tax positions have been recorded.

The Company’s policy for recording interest and penalties associated with audits is to record such items as a component of income before taxes. There were no such items for 2012, 2011, and 2010.

Revenue Recognition

The Company recognizes revenue in accordance with FASB ASC 605, Revenue Recognition . ASC 605 requires that four basic criteria must be met before revenue can be recognized: (1) persuasive evidence of an arrangement exists; (2) delivery has occurred or services rendered; (3) consideration is fixed or determinable; and (4) collectability is reasonably assured.

Sales of products

The Company provides for the sale of its products, including disposable processing sets and supplies to customers. Revenue from sales products is recognized upon shipment of products to the customers. The Company does not maintain a reserve for returned products as in the past those returns have not been material.

Usage or leasing of blood separation equipment

As a result of the acquisition of the Angel® business in 2010, the Company acquired various multiple element revenue arrangements that combine the (i) usage or leasing of blood separation processing equipment, (ii) maintenance of processing equipment, and (iii) purchase of disposable processing sets and supplies. Under these arrangements, the total arrangement consideration is allocated to the various elements based on their relative estimated selling prices. The usage of the blood separation processing equipment is accounted for as an operating lease; since customer payments are contingent upon the customer ordering new products, rental income is recorded following the contingent rental method when rental income is earned and collectability is reasonably assured. The sale of disposable processing sets and supplies and maintenance are deemed a combined unit of accounting; since (a) any consideration for disposable processing sets and supplies and maintenance is contingent upon the customer ordering additional disposable processing sets and supplies and (b) both the disposable products and maintenance services are provided over the same term, the Company recognizes revenue for this combined unit of accounting following the contingent revenue method at the time disposable products are delivered based on prices contained in the agreement. Rental income is currently less than 10% of total revenue and the Company therefore does not make separate disclosure in the statement of operations.

Licenses and royalties

Percentage-based fees on licensee sales of covered products are generally recorded as products are sold by licensees and are reflected as “Royalties” in the Consolidated Statements of Operations. Under certain agreements, Cytomedix has received up-front payments. If the up-front payment is deemed to be an inducement to enter into an agreement, and is applicable to some future period, then this amount is recorded as deferred revenue and amortized to revenue on a straight line basis over the course of the agreement.

Direct costs associated with product sales and royalty revenues are recorded at the time that revenue is recognized.

Option Agreement with a global pharmaceutical company

In October 2011, the Company entered into an option agreement with a top 20 global pharmaceutical company granting the potential partner an exclusive option period through June 30, 2012 regarding U.S. supply and distribution of the AutoloGel System. In exchange for this period of exclusivity, we have received non-refundable fees totaling $4.5 million. The revenue for these non-refundable fees is recognized, on a straight-line basis, over the exclusive option period based on the relative selling price, with the remaining balance recognized at the expiration of the option period. In August 2012, the parties agreed to the early termination of the August 30, 2012 exclusivity period and ceased further negotiations concerning a distribution agreement; accordingly, all fees have been recognized.

Stock-Based Compensation

The Company, from time to time, may issue stock options or stock awards to employees, directors, consultants, and other service providers under its Long-Term Incentive Plan (“LTIP”) (see Note 18). In some cases, it has issued compensatory warrants to service providers outside the LTIP (see Note 18).

All equity-based compensation is estimated on the date of grant using the Black-Scholes-Merton option-pricing formula. The weighted-average assumptions used in the model are summarized in the following table:

	2012	2011	2010
Risk free rate	0.63%	1.03%	1.96%
Expected years until exercise	5.2	5.0	6.0
Expected stock volatility	129%	141%	143%
Dividend yield	—	—	—

For stock options, expected volatilities are based on historical volatility of the Company’s stock. Due to the Company’s short operating history, it uses peer company data to estimate option exercise and employee termination within the valuation model. The expected years until exercise represents the period of time that options are expected to be outstanding and was estimated by using peer company information. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant. The Company estimated that the dividend rate on its common stock will be zero.

The fair value of stock options or compensatory warrants issued to service providers utilizes the same methodology with the exception of the expected term. For these awards to non-employees, the Company estimates that the options or warrants will be held for the full term.

Stock-based compensation for awards granted to non-employees is periodically remeasured as the underlying options and warrants vest. The Company recognizes an expense for such awards throughout the performance period as the services are provided by the non-employees, based on the fair value of these options and warrants at each reporting period.

The Company estimates the fair value of stock awards based on the closing market value of the Company’s stock on the date of grant.

Income (Loss) Per Share

Basic income (loss) per share is computed by dividing consolidated net income (loss) by the weighted average number of common shares outstanding during the period, excluding unvested restricted stock.

For periods of net income when the effects are not anti-dilutive, diluted earnings per share is computed by dividing our net income by the weighted average number of shares outstanding and the impact of all potential dilutive common shares, consisting primarily of stock options, unvested restricted stock and stock purchase warrants. The dilutive impact of our dilutive potential common shares resulting from stock options and stock purchase warrants is determined by applying the treasury stock method.

For the periods of net loss, diluted loss per share is calculated similarly to basic loss per share because the impact of all dilutive potential common shares is anti-dilutive due to the net losses.

The common shares potentially issuable upon the exercise of these instruments were as follows at December 31:

	2012	2011	2010
Options	7,866,953	6,275,555	5,323,054
Warrants	9,242,701	13,650,844	11,668,364
Contingent consideration	20,309,723	—	—
Convertible notes	2,078,393	—	—
Series A Preferred Stock	—	32,554	32,554
Series B Preferred Stock	—	21,928	21,928
Series C Preferred Stock	—	—	—
Series D Preferred Stock	—	7,460,339	7,494,492
	39,497,770	27,441,220	24,540,392

Defined Contribution Plans

The Company sponsors a defined contribution plan under Section 401(k) of the Internal Revenue Code covering substantially all full-time U.S. employees. Employee contributions are voluntary and are determined on an individual basis subject to the maximum allowable under federal tax regulations. Participants are always fully vested in their contributions. Beginning in 2007, the Company modified its plan and began making employer matching contributions, which also vest immediately. This plan is designated as a “Safe Harbor” plan. During 2012, 2011, and 2010 the Company contributed approximately $126,000, $54,000, and $55,000 in cash to the plan, respectively.

Fair Value of Financial Instruments

The balance sheets include various financial instruments that are carried at fair value. Fair value is the price that would be received from the sale of an asset or paid to transfer a liability assuming an orderly transaction in the most advantageous market at the measurement date. GAAP establishes a hierarchical disclosure framework which prioritizes and ranks the level of observability of inputs used in measuring fair value. These tiers include:

•	Level 1, defined as observable inputs such as quoted prices in active markets for identical assets;
•	Level 2, defined as observable inputs other than Level I prices such as quoted prices for similar assets; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities; and
•	Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions.

An asset’s or liability’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. At each reporting period, we perform a detailed analysis of our assets and liabilities that are measured at fair value. All assets and liabilities for which the fair value measurement is based on significant unobservable inputs or instruments which trade infrequently and therefore have little or no price transparency are classified as Level 3.

The Company accounts for derivative instruments under ASC 815, Accounting for Derivative Instruments and Hedging Activities , as amended and interpreted. ASC 815 requires that we recognize all derivatives on the balance sheet at fair value. Certain warrants issued in 2009 and prior years meet the definition of derivative liabilities. In October 2010, we executed an equity-linked transaction in which detachable stock purchase warrants were sold; the warrants are accounted for as a derivative liability. In July and November 2011, we issued convertible notes that contained embedded conversion options; the embedded conversion options are accounted for as a derivative liability. We determine the fair value of these derivative liabilities using the Black-Scholes option pricing model. This model determines fair value by requiring the use of estimates that include the contractual term, expected volatility of the Company’s stock price, expected dividends and the risk-free interest rate. Changes in fair value are classified in “other income (expense)” in the consolidated statement of operations.

Additional information regarding fair value is disclosed in Note 5.

Recent Accounting Pronouncements

ASU No. 2011-08, “Intangibles — Goodwill and Other (Topic 350) — Testing Goodwill for Impairment.” The amendments in this update are intended to reduce complexity and costs by allowing an entity the option to make a qualitative evaluation about the likelihood of goodwill impairment to determine whether it should calculate the fair value of a reporting unit. The amendments also improve previous guidance by expanding upon the examples of events and circumstances that an entity should consider between annual impairment tests in determining whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. Also, the amendments improve the examples of events and circumstances that an entity having a reporting unit with a zero or negative carrying amount should consider in determining whether to measure an impairment loss, if any, under the second step of the goodwill impairment test. The amendments are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if an entity’s financial statements for the most recent annual or interim period have not yet been issued. ASU 2011-08 became effective for the Company on January 1, 2012 and did not have a significant impact on the Company’s financial statements.

ASU No. 2012-02, “Intangibles — Goodwill and Other (Topic 350) — Testing Indefinite-Lived Intangible Assets for Impairment.” The objective of the amendments in this Update is to reduce the cost and complexity of performing an impairment test for indefinite-lived intangible assets by simplifying how an entity tests those assets for impairment and to improve consistency in impairment testing guidance among long-lived asset categories. The amendments permit an entity first to assess qualitative factors to determine whether it is more likely than not that an indefinite-lived intangible asset is impaired as a basis for determining whether it is necessary to perform the quantitative impairment test in accordance with Subtopic 350-30, Intangibles — Goodwill and Other — General Intangibles Other than Goodwill. The more-likely-than-not threshold is defined as having a likelihood of more than 50 percent. The amendments in this Update apply to all entities, both public and nonpublic, that have indefinite-lived intangible assets, other than goodwill, reported in their financial statements. The amendments are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted, including for annual and interim impairment tests performed as of a date before July 27, 2012, if a public entity’s financial statements for the most recent annual or interim period have not yet been issued or, for nonpublic entities, have not yet been made available for issuance. The Company is currently evaluating the impact, if any, that the adoption of this amendment will have on its financial statements.

ASU 2011-05,” Comprehensive Income (Topic 220): Presentation of Comprehensive Income (ASU 2011-05).” The objective of this Update is to improve the comparability, consistency, and transparency of financial reporting and to increase the prominence of items reported in other comprehensive income. ASU 2011-05 was adopted by the Company in the first quarter of 2012. The Company does not have any components of other comprehensive income other than net loss. The adoption of ASU 2011-05 did not affect the Company’s consolidated results of operations, financial position, or liquidity.

2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements and accompanying notes. Management bases its estimates on historical experience and assumptions believed to be reasonable under the circumstances. Actual results could differ from the estimates and assumptions used.

Cash and Cash Equivalents

The Company invests its available cash balances in bank deposits and a money market account. The Company considers all highly liquid investments with an original maturity date of three months or less at the date of purchase to be cash equivalents.

The Company maintains a Certificate of Deposit account as security for its corporate credit card. The balance of this account is $16,043 and $16,009 as of December 31, 2011 and December 31, 2010, respectively, and is included in cash and cash equivalents.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash, cash equivalents, accounts receivable and other receivables. The Company’s cash is held primarily by one financial institution.

The Company invests cash not currently used for operating purposes in a money market account. The Company is exposed to credit risk, subject to federal deposit insurance, in the event of default by the financial institution holding its cash and cash equivalents to the extent of amounts recorded on the balance sheets.

Accounts receivable consists of trade receivables from product sales. Other receivables result from landlord-reimbursable leasehold improvements and federal grants. As of December 31, 2011 and 2010, the Company’s wholesale distributor for ALDEFLUOR and ALDECOUNT accounted for 91% and 98%, respectively, of the Company’s trade accounts receivable. The Company’s credit policies include establishment of provisions for potential credit losses. Since inception, the Company has not experienced significant credit losses on its accounts receivable or other receivables. As of December 31, 2011 and 2010, no allowance for doubtful accounts was considered necessary by management.

Fair Value of Financial Instruments

Financial instruments consist of cash and cash equivalents, accounts receivable, other receivables, accounts payable, notes payable, convertible promissory notes, capital leases and preferred stock warrants. The carrying amounts of cash and cash equivalents, accounts receivable, other receivables and accounts payable approximate their fair values due to the short-term nature of such instruments. The carrying amounts of borrowings under the Company’s debt facilities approximate their fair values as of December 31, 2011, based on the determination that the stated rates on such debt are consistent with current interest rates for similar borrowing arrangements available to the Company. The carrying amounts of preferred stock warrant liabilities are revalued and adjusted using the Black-Scholes valuation model at the end of each reporting period to reflect their fair values.

On January 1, 2008, the Company adopted ASC 820-10, Fair Value Measurements and Disclosures, as it applies to its financial assets and financial liabilities. ASC 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Fair value is defined as the estimated exit price received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, rather than an entry price representing the price paid to purchase an asset or received to assume a liability. ASC 820-10 emphasizes that fair value is market-based rather than entity-specific and that fair value is based upon assumptions market participants would use in pricing an asset or liability. ASC 820-10 establishes a fair value hierarchy that ranks the quality and reliability of information used to measure fair value based upon observable and unobservable inputs. The three broad levels of the hierarchy are described below:

•	Level 1: Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

•	Level 2: Observable prices that are based on inputs not quoted on active markets, but corroborated by market data.

•	Level 3: Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

As of December 31, 2011 and 2010, the Company measured its preferred stock warrant liability using significant unobservable prices that are based on little or no verifiable market data, which is Level 3 in the fair value hierarchy, resulting in fair value estimates of $511,224 and $1,758,551, respectively. In addition, the Company recorded $1,458,848 and $1,242,962 in other income as a result of the change in fair value of the preferred stock warrant liability for the years ended December 31, 2011 and 2010, respectively. No other financial assets and liabilities were carried at fair value as of December 31, 2011 and 2010.

On January 1, 2008, the Company also adopted ASC 825-10, Financial Instruments, which gives the Company the irrevocable option to carry most financial assets and liabilities at fair value, with changes in fair value recognized in earnings. The Company did not elect the fair value option permitted by ASC 825-10 for its financial assets and liabilities that had not been previously carried at fair value. Therefore, material financial assets and liabilities not carried at fair value, such as the Company’s short and long-term debt obligations and trade accounts receivable and payable, are still reported at their carrying values. However, the carrying amounts of these assets approximate their fair value as described above.

Inventories

Inventories are valued at the lower of cost or market. Cost is determined by using the weighted-average method for all inventory transactions. The Company’s policy is to record a valuation allowance for inventory that has become obsolete, has a cost basis in excess of net realizable value or is in excess of forecasted demand. As of December 31, 2011 and 2010, the company had recorded an inventory valuation allowance of $17,986 and $0, respectively.

Property and Equipment

Property and equipment are recorded at cost, less accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the respective assets, usually three to seven years. The costs of leasehold improvements and equipment under capital leases that do not transfer ownership are amortized over the life of the lease or the useful economic life of the asset, whichever is shorter. Maintenance and repairs are expensed as incurred.

Long-Lived Assets

The Company periodically assesses the impairment of long-lived assets in accordance with ASC 360-10, Property, Plant, and Equipment. The Company reviews long-lived assets, including property and equipment, for impairment whenever changes in business circumstances indicate that the carrying amount of the asset may not be fully recoverable. Since inception, the Company has not recorded any such impairment.

Revenue Recognition

The Company recognizes revenue in accordance with the U.S. Securities and Exchange Commission (SEC) Staff Accounting Bulletin (SAB) No. 101, Revenue Recognition in Financial Statements, as amended by SAB No. 104, Revenue Recognition (SAB 104). Grant revenues from cost-reimbursement contracts for research and development activities are recorded in the period in which the related costs are incurred. Grant revenues from fixed fee contracts are recorded using a proportional performance method based on the level of services provided. Direct costs associated with grant contracts are reported as incurred in research and development expense.

During 2002, the Company was awarded a government grant of $109,485 to fund research and development activities. All grant revenue was recognized during the years ended December 31, 2002 and 2003, and is reflected in grant revenue for the period from March 3, 2000 (inception) through December 31, 2011.

In October 2010, the Company was awarded a total of $733,438 in grants for three qualifying therapeutic discovery projects under the Patient Protection and Affordable Care Act. The grants are intended to assist in the advancement of three of Aldagen’s ongoing therapeutic projects:

•	Treatment of Ischemic Heart Disease Patients – No Revascularization Options – ALD 201

•	Treatment of Critical Limb Ischemia Patients – No Revascularization Options (CLI) ALD – 301

•	Treatment of Post Acute Ischemic Stroke Patients – ALD – 401

Each project was awarded approximately $244,479, the maximum amount awarded for any single project, based on qualifying expenses incurred by Aldagen during 2009 and 2010. The total amount awarded was recognized as grant revenue during 2010.

Revenues from product sales are recorded when all of the SAB 104 criteria are met, which typically occurs at the time of shipment of the product to customers, as title and risk of loss are transferred upon shipment. Revenues from product sales are recorded net of applicable distributor discounts.

In May 2005, the Company executed an exclusive distribution agreement under which the distributor sells ALDEFLUOR. Product revenues attributable to ALDEFLUOR for the years ended December 31, 2011 and 2010, and for the period from March 3, 2000 (inception) through December 31, 2011 were $577,549, $616,817, and $2,267,904, respectively.

On July 21, 2011, the Company executed a license agreement with its exclusive distributor of ALDEFLOUR where the Company granted the distributor an exclusive, worldwide license to use and improve the ALDEFLOUR kits and its components in exchange for a quarterly royalty equal to 20% of the distributor’s net sales of ALDEFLOUR each quarter. The Company’s last sale of its existing ALDEFLOUR inventory occurred in December 2011 and an inventory reserve of $17,986 was recorded in December to reserve all remaining ALDEFLOUR inventory on-hand as of December 31, 2011. As of December 31, 2011, the Company has ceased the manufacturing and selling of ALDEFLOUR.

The Company also sells ALDECOUNT through a distributor. Product revenues attributable to ALDECOUNT for the years ended December 31, 2011 and 2010, and for the period from March 3, 2000 (inception) through December 31, 2011 were $45,803, $43,840, and $164,188, respectively.

Research and Development

The Company expenses research and development costs for its own research and development activities as incurred. Research and development costs include personnel-related expenses, patent expenses, allocations of research-related overhead costs for facilities, operational support and insurance, costs of manufacturing product candidates for clinical trial activities and costs paid to third parties to conduct clinical trials. The Company accrues for costs incurred by external service providers, including contract research organizations and clinical investigators, based on its estimates of service performed and costs incurred. These estimates include the level of services performed by the third parties, patient enrollment in clinical trials, administrative costs incurred by the third parties, and other indicators of the services completed. Based on the timing of amounts invoiced by service providers, the Company may also record payments made to those providers as prepaid expenses that will be recognized as expense in future periods as the related services are rendered.

Deferred Rent

The Company recognizes rent expense on a straight-line basis over the non-cancelable term of its operating lease and records the difference between cash rent payments and the recognition of rent expense as a deferred rent liability. The Company also records landlord-funded lease incentives, such as reimbursable leasehold improvements, as a deferred rent liability, which is amortized as a reduction of rent expense over the non-cancelable term of its operating lease. The Company’s deferred rent liability as of December 31, 2011 and 2010 was $123,059 and $188,144, respectively.

Share-Based Compensation

Prior to January 1, 2006, the Company accounted for employee share-based compensation arrangements using the intrinsic value method in accordance with the recognition and measurement provisions of Accounting Principles Board Opinion (APB) No. 25, Accounting for Stock Issued to Employees, share-based compensation for employees is based on the excess, if any, of the fair value of the Company’s common stock over the exercise price of a stock option on the date of the grant. Accordingly, prior to January 1, 2006, the Company did not recognize compensation cost for employee stock options, as all such options had an exercise price equal to at least the fair value of the underlying common stock on the date of the grant, as determined by the Company’s board of directors.

Effective January 1, 2006, the Company adopted the provisions of ASC 718-10, Compensation – Stock Compensation. Share-based awards, including stock options, are recorded at their fair value as of the grant date and recognized to expense on a straight-line basis over the employee’s requisite service period, which is generally the vesting period of the award. Share-based compensation expense is based on awards ultimately expected to vest, and therefore the recorded expense includes an estimate of future forfeitures. Forfeitures are to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. The Company adopted the provisions of ASC 718-10 using the prospective transition method. Under this method, the provisions of ASC 718-10 apply to all awards granted or modified after January 1, 2006. Awards outstanding at January 1, 2006 continue to be accounted for using the accounting principles originally applied to the award.

The Company accounts for equity instruments issued to nonemployees in accordance with the provisions of ASC 505-50, Equity-Based Payments to Non-Employees, using a fair value approach. The Company values equity instruments, stock options and warrants granted to lenders and consultants using the Black-Scholes valuation model.

The measurement of nonemployee share-based compensation is subject to periodic adjustments as the underlying equity instruments vest and is recognized as an expense over the term of the related financing or the period over which services are received. In connection with the issuance of share-based common stock awards to nonemployees, the Company recorded share-based compensation within stockholders’ deficit totaling $45,695, $66,236, and $111,931 for the years ended December 31, 2011 and 2010, and for the period from March 3, 2000 (inception) through December 31, 2011, respectively.

The following table shows the weighted-average assumptions used to compute the grant date fair value of stock options granted to nonemployees using the Black-Scholes valuation model during the year ended 2010. No stock options were granted to nonemployees during the year ended December 31, 2011.

Year Ended December 31
2010

Dividend yield	0.00%
Volatility	82.90%
Risk-free interest rate	2.70%
Expected life (in years)	6.08

Options issued to non-employees during the year ended December 31, 2010 have an exercise price equal to the greater of $0.955 per share or the IPO price per share, had the Company executed an underwriting agreement for an IPO on or before July 31, 2010. As an underwriting agreement for an IPO was not executed by July 31, 2010, the exercise price is fixed at $0.955 per share. As the final exercise price of these options was not known as of the grant date, the Company based its estimate of fair value upon the lowest aggregate fair value of the options, which was calculated using the initial exercise price of $0.955 per share. Since the Company had not entered an underwriting agreement for an IPO by July 31, 2010, the Company was not required to apply modification accounting to determine the then-current fair value of the stock options and recognize any additional fair value as expense at that time.

The following table shows the weighted-average assumptions used to compute the grant date fair value of stock options granted to employees using the Black-Scholes valuation model during the year ended December 31, 2010. For the year ended December 31, 2011, there were no stock options granted.

Year Ended December 31
2010

Dividend yield	0.00%
Volatility	85.20%
Risk-free interest rate	1.53%
Expected life (in years)	6.08

The weighted-average grant date fair value per share of employee stock options granted during the year ended December 31, 2010, was $0.21. There were no employee stock options granted during the year ended December 31, 2011.

The assumed dividend yield is based on the Company’s expectation of not paying dividends in the foreseeable future. Due to limited historical data, the Company’s estimated stock price volatility reflects application of SEC Staff Accounting Bulletin (SAB) No. 107, Share-Based Payment (SAB 107), which provides for an estimate of volatility based on the actual volatility of comparable publicly traded companies over the expected life of the option. The risk-free interest rate is based on the U.S. Treasury yield curve during the expected life of the option. The expected life of employee stock options is based on the mid-point between the vesting date and the end of the contractual term in accordance with the simplified method prescribed in SAB 107, and the expected life for share-based compensation granted to nonemployees is the contractual term of the award.

The Company recognized noncash share-based compensation expense to employees in its research and development and selling, general, and administrative functions as follows:

			Period From
			March 3,
			2000
			(Inception)
			Through
	Year Ended December 31		December 31,
	2011	2010	2011

Research and development	$30,013	$64,163	$382,636
Selling, general, and administrative	129,752	234,690	1,081,521
Total share-based compensation	$159,765	$298,853	$1,464,157

Preferred Stock Warrant Liability

Effective July 1, 2005, the Company adopted the provisions of ASC 480-10, Distinguishing Liabilities from Equity. Pursuant to ASC 480-10, freestanding warrants for shares that are either putable or warrants for shares that are redeemable are classified as liabilities on the balance sheet at fair value. At the end of each reporting period, changes in fair value during the period are recorded as a component of other income or expense. Prior to July 1, 2005, the Company accounted for warrants to purchase preferred stock as equity under APB Opinion No. 14, Accounting for Convertible Debt and Debt Issued with Stock Purchase Warrants.

Upon adoption of ASC 480-10 on July 1, 2005, the Company reclassified $1,469,856, the fair value of the outstanding warrants to purchase shares of its redeemable convertible preferred stock from stockholders’ deficit to a liability and recorded a cumulative effect of the change in accounting principle. For the years ended December 31, 2011 and 2010, and the period from March 3, 2000 (inception) through December 31, 2011, the Company recorded $1,458,848, $1,242,962, and $524,505 respectively, of other income for the decrease in fair value of preferred stock warrants.

Other Income and Expense

Interest income for the years ended December 31, 2011 and 2010, and for the period from March 3, 2000 (inception) through December 31, 2011, were $5,574, $21,779, and $675,025, respectively.

Interest expense consists of interest relating to the Company’s capital lease obligations and loan balances and the amortization of debt discounts and debt issuance costs. The Company’s debt discounts represent the initial value of warrants issued in connection with promissory notes and any related beneficial conversion features associated with the debt. Interest expense for the years ended December 31, 2011 and 2010, and for the period from March 3, 2000 (inception) through December 31, 2011, were $2,822,717, $2,601,360, and $10,571,952, respectively.

Other income and expense consists primarily of changes in the fair value of the Company’s preferred stock warrant liability and charges associated with the extinguishment of debt.

Income Taxes

The Company utilizes the liability method of accounting for income taxes as required by ASC 740-10, Income Taxes. Under this method, deferred tax assets and liabilities are determined based on differences between the financial and tax reporting bases of assets and liabilities and are measured using enacted tax rates and laws that are expected to be in effect when the differences are expected to reverse. Valuation allowances are established when necessary to reduce deferred tax assets to amounts expected to be realized. The Company incurred operating losses from March 3, 2000 (inception) through December 31, 2011, and therefore has not recorded any current provision for income taxes.

Impact of Recently Issued Accounting Standards

The Accounting Standards Codification (ASC) includes guidance in ASC 605-25 related to the allocation of arrangement consideration to these multiple elements for purposes of revenue recognition when delivery of separate units of account occurs in different reporting periods. This guidance recently was modified by the final consensus reached on EITF 08-1 that was codified by ASU 2009-13. This change increases the likelihood that deliverables within an arrangement will be treated as separate units of accounting, ultimately leading to less revenue deferral for many arrangements. The change also modifies the manner in which transaction consideration is allocated to separately identified deliverables. This guidance is effective prospectively for fiscal years beginning on or after June 15, 2010. Early adoption is permitted. The Company has concluded that ASU 2009-13 does not affect its financial statements.

At the March 2010 meeting, the FASB ratified Emerging Issues Task Force, or EITF, Issue No. 08-9, Milestone Method of Revenue Recognition (Issue 08-9). The Accounting Standards Update resulting from Issue 08-9 amends ASC 605-28. The Task Force concluded that the milestone method is a valid application of the proportional performance model when applied to research or development arrangements. Accordingly, the consensus states that an entity can make an accounting policy election to recognize a payment that is contingent upon the achievement of a substantive milestone in its entirety in the period in which the milestone is achieved. The milestone method is not required and is not the only acceptable method of revenue recognition for milestone payments. This guidance is effective prospectively for fiscal years beginning on or after June 15, 2010. Early adoption is permitted. The Company has concluded that this guidance does not affect its financial statements.

Liquidity and Management's Plans	12 Months Ended
Dec. 31, 2012
Liquidity Disclosure [Text Block]

Note 2 — Liquidity and Management’s Plans

At December 31, 2010, there was substantial doubt about the Company’s ability to continue as a going concern. At that time, the Company had a cash balance of only approximately $600,000, had limited history with the Angel® Business, had lost its licensing revenue stream due to the expiration of the patents in 2009 and needed additional capital to finance its operations and satisfy the then remaining installments on its note payable to Sorin.

Since then, the Company has undertaken numerous steps to improve its financial condition and business prospects. Specifically, it has completed the integration of a fully commercialized Angel Business, raised significant additional capital through the issuance of its equity, equity-linked, and debt securities, and obtained significant funding in the form of non-refundable option fees from a potential licensing and distribution partner. As such, the Company has sufficient resources to fund its operations at least through December 31, 2012, thereby removing the substantial doubt about its ability to continue as a going concern.

However, we will require additional capital to finance the further development of our business operations, in particular the completion of the Phase II RECOVER-Stroke trial, beyond that point. There is no assurance that additional funding will be available on acceptable terms, or at all. If adequate capital cannot be obtained on a timely basis and on satisfactory terms, the Company’s operations could be materially negatively impacted.

Business Combinations	12 Months Ended
Dec. 31, 2012
Business Combination Disclosure [Text Block]
Note 4 — Business Combinations

Business Combination — Sorin Asset Purchase Agreement

On April 9, 2010, Cytomedix, through its wholly owned subsidiary, and Sorin entered into an Asset Purchase Agreement (the “Agreement”) pursuant to which Cytomedix agreed to buy all title and interest in certain assets of and assume certain liabilities in Sorin’s operation of the Angel® and activAT® product lines (including the whole blood separation system, the blood processing kit and blood accessing kit) (the “Business Assets” or “Angel® Business”). The Angel® System is a device that utilizes validated blood separation technology to separate platelets and plasma from other components of a patient’s blood. The device provides the necessary flexibility and sophistication for more complex clinical situations. The activAT® technology facilitates the preparation of autologous human thrombin and currently is sold in Europe and Canada. The Angel® Business acquired from Sorin will provide Cytomedix with immediate access to surgical markets. By acquiring the Angel® Business, Cytomedix became the only supplier of PRP technology with FDA cleared indications for topical use and surgical use.

Pursuant to the terms of the Agreement, the consideration for the acquisition was $7 million, to be paid as follows: (i) $2 million paid on closing and (ii) $5 million to be paid in accordance with a Secured Promissory Note with interest accruing at 2.7% per annum (the “Promissory Note”). On April 28, 2011, we entered into a settlement agreement with Sorin pursuant to which (i) the Company paid in full the remaining amount due on the Promissory Note and (ii) the parties agreed to settle disputes that had arisen between them related to certain ancillary agreements entered into at the time of acquisition.

The Company accounted for the acquisition of the Angel Business using acquisition accounting and, accordingly, allocated the total purchase consideration of approximately $6 million to the tangible and identifiable intangible assets acquired and liabilities assumed based on their estimated fair values at the date of acquisition, with the excess being assigned to goodwill. The allocation of total purchase consideration was as follows:

Inventory	$1,151,035
Intangibles	3,383,000
Property and equipment	768,000
Net assets acquired	$5,302,035
Excess of costs of acquisition over net assets acquired	$706,823

The Company incurred approximately $60,000 of expenses related to this acquisition, which are included in general and administrative expense in the Company’s statement of operations in 2010.

Business Combination — Aldagen, Inc.

Cytomedix develops, sells, and licenses regenerative biological therapies intended to aid the human body in regenerating/healing itself, to primarily address the areas of wound care, infection control, and orthopedic surgery. On February 8, 2012, the Company acquired control of Aldagen, Inc. (“Aldagen”) by purchasing all of Aldagen’s issued and outstanding capital stock and convertible promissory notes. The acquisition of Aldagen allows the Company to expand its approach to developing regenerative biological therapies, by using Aldagen’s proprietary ALDH bright cell (“ALDHbr”) technology.

As initial consideration, Cytomedix issued 135,398 shares of its Series E Convertible Preferred Stock (the “Series E Preferred Stock”) to Aldagen’s former investors. In May 2012, the Series E Preferred Stock automatically converted into shares of common stock pursuant to its terms, in a 100-for-1 shares ratio, upon the Company’s filing of an amended Certificate of Incorporation to increase the number of authorized shares of common stock. In July 2012, Aldagen’s former investors agreed to release 139,830 Common shares held in escrow to offset their liability for excess transaction expenses incurred by the Company in its acquisition of Aldagen; the Company believes that the impact of this measurement period adjustment was not material and, accordingly, recorded the adjustment in the third quarter 2012.

In addition to the Series E Preferred Stock, Aldagen’s former investors have the right to receive up to 20,309,723 shares of the Company’s common stock (the “Contingent Consideration”), contingent upon the achievement of certain milestones related to the current ALD-401 Phase 2 clinical trial. On February 18, 2013, the Company and Aldagen Holdings, LLC, a North Carolina limited liability company (“Aldagen Holdings”), executed an amendment to the Contingent Consideration (see Note 23). Finally, each holder of warrants to acquire shares of Aldagen capital stock agreed to exchange the Aldagen warrants for warrants to acquire an aggregate of 2,115,596 shares of the Company’s common stock with an exercise price of $1.42 per share (the “Replacement Warrants”). Each Replacement Warrants expire December 31, 2014 and, subject to call provisions of the Replacement Warrants, are exercisable as follows: (i) commencing on the issuance date, for up to 30% of the total shares of the Company’s common stock exercisable under the Replacement Warrants, and (ii) upon issuance of the final tranche of the Contingent Consideration, for the remaining balance of the shares under the Replacement Warrants. The Replacement Warrants contain exercise price adjustments, cashless exercise and other provisions customary to instruments of this nature. As part of the acquisition of Aldagen, the Company incurred approximately $528,000 in acquisition costs in 2012. These costs are included in operating expenses as follows:

Consulting expenses	$274,000
Professional fees	225,000
General and administrative expenses	29,000
Total acquisition costs	$528,000

Simultaneous with the closing of the Acquisition, the Company executed several other transactions, which are not considered part of the purchase consideration, as follows.

Issuance of Common Stock

On February 8, 2012 and simultaneous with the closing of the Acquisition, the Company entered into subscription agreements (the “Subscription Agreements”) with certain accredited investors, with respect to the sale of shares of its common stock, for gross proceeds of $5 million. See Note 17.

Redemption of Series A and Series B Redeemable Convertible Preferred Stock

The Company redeemed all outstanding shares of its Series A and Series B Convertible Preferred Stock, for $207,000 in cash, pursuant to their terms. See Note 17.

Series D Convertible Preferred Stock Conversions

All holders of the Company’s outstanding Series D Convertible Preferred Stock (the “Series D Preferred Stock”) purchased in a private placement of the Company’s securities in April 2010 converted those preferred shares into shares of the Company’s common stock prior to the original redemption date of April 2013, under the terms of such securities at the conversion price of $0.4392 per share (or $0.558 per share in case of affiliates), for the total of 7,790,350 shares of common stock, which included 330,000 shares of common stock representing forgone dividend payments to such holders through April 2013. See Note 17.

Warrant Exercises

An offer was extended to certain holders of Company warrants (holding warrants to purchase approximately 5.7 million shares of the Company’s common stock) acquired in previously reported transactions in 2010 and 2011 requesting them to exercise their respective warrants pursuant to the terms of individually negotiated and executed warrant exercise agreements, in exchange for additional equity considerations. In consideration for such early exercises and estimated proceeds of approximately $2.8 million, the Company agreed to issue additional warrants to purchase an aggregate of 1,180,547 shares of common stock, at an exercise price per share of $1.42. Each warrant expires December 31, 2014 and, subject to call provisions of the warrant, is exercisable as follows: (i) commencing on the issuance date, for up to 30% of shares of the Company’s common stock under each warrant, and (ii) upon issuance of the final tranche of the Contingent Consideration, for the remaining balance of the warrant. Each warrant also contains exercise price adjustments, cashless exercise and other provisions customary to the instruments of this nature. See Note 17.

Post-Combination Stock-Based Compensation

Each outstanding option to acquire shares of Aldagen capital stock was cancelled and, in satisfaction of a closing condition, the Company’s Board granted approximately 1.7 million options to acquire shares of the Company’s stock to certain newly added employees, officers, directors and advisors under the Company’s Long-Term Incentive Plan. The new options vest during a post-combination service period and will be expensed during such service period. See Note 17.

The following table represents the allocation of the purchase consideration to the assets acquired and liabilities assumed on February 8, 2012. It has been revised to reflect an immaterial measurement period change (See Note 12):

Estimated Fair Value
Purchase Consideration:
Series E Preferred Stock	$18,760,610
Contingent Consideration	11,109,020
Replacement Warrants	1,883,751
Total Consideration	$31,753,381
Tangible Assets Acquired:
Cash	$24,563
Receivables	35,394
Property and equipment	772,486
Other	87,391
Identifiable Intangible Assets Acquired:
IPR&D Technology	29,585,000
Trademarks and Tradename	1,990,000
Liabilities Assumed:
Accounts Payable and Accrued Expenses	(1,044,530)
Other	(118,617)
Goodwill	421,694
$31,753,381

As the Series E Preferred Stock contains no liquidation preferences or special dividend rights, and is automatically converted into common stock once sufficient common stock is authorized, the Company determined that its fair value is essentially the same as the fair value of the underlying common stock into which it is exchangeable. Accordingly, the Company valued the Series E Preferred Stock using the closing price of its common stock on the acquisition date. The Series E Preferred Stock was converted into common stock in May 2012.

Aldagen’s former investors have the right to receive up to 20,309,723 shares of the Company’s common stock contingent upon the achievement of certain milestones related to the current ALD-401 Phase 2 clinical trial. The total undiscounted value of the contingent consideration assuming the successful completion of all specified milestones and using the Company’s stock price as of the acquisition date is approximately $28.4 million. As of the acquisition date, the Company recorded $11.1 million in contingent consideration classified as a liability, subject to remeasurement (mark to market) at every balance sheet date, until sufficient common stock is authorized. The Company determined the fair value of the contingent consideration with the assistance of a third party valuation expert; the fair value was determined using a probability weighted cash flow approach, which includes unobservable inputs such as projected achievement of certain technical milestones, the estimated dates of the achievement of the milestones, and discount rate. Upon the authorization of sufficient common stock, the contingent consideration will be reclassified to equity, at its current fair value, and remeasurement will cease. Sufficient common stock was authorized in May 2012. On February 18, 2013, the Company and Aldagen Holdings, executed an amendment to the Contingent Consideration (see Note 23).

The Company determined the fair value of the Replacement Warrants using the Black-Scholes option pricing model. The Black-Scholes option pricing model requires the use of unobservable inputs such as the expected term, anticipated volatility and expected dividends.

Identifiable intangible assets associated with trademarks and tradenames will be amortized on a straight-line basis over their estimated useful lives of 20 years. Identifiable intangible assets associated with IPR&D are initially classified as indefinite lived; such classification will be reassessed every reporting period based on the status of the research and development projects. Goodwill, primarily related to expected clinical and commercial synergies gained from combining operations, sales growth from future product offerings and customers, together with certain intangible assets that do not qualify for separate recognition, including assembled workforce, which is not tax deductible since the transaction was structured as a tax-free exchange, is considered an indefinite lived asset.

Aldagen recognized approximately $217,000 of revenue and $5,542,000 of net losses from the acquisition date through December 31, 2012, which results are included in the Company’s 2012 consolidated financial statements.

The following unaudited pro forma financial information summarizes the results of operations for the periods indicated as if the purchase of Aldagen had been completed as of January 1, 2011. Pro forma information primarily reflects adjustments relating to (i) elimination of the interest on Aldagen’s promissory notes, (ii) additional stock-based compensation expense, (iii) elimination of the impact of the changes in the fair value of Aldagen’s derivative liabilities, and (iv) the amortization of intangibles acquired. The pro forma amounts do not purport to be indicative of the results that would have actually been obtained if the acquisition occurred as of January 1, 2011 or that may be obtained in the future.

	Three Months Ended December 31,		Twelve Months Ended December 31,
	2012	2011	2012	2011
Total revenues	$2,103,000	$3,085,000	$10,564,000	$7,871,000
Net loss	$(3,834,000)	$(929,000)	$(20,338,000)	$(9,237,000)

Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Fair Value Disclosures [Text Block]

Note 3 — Fair Value Measurements

Fair value is the price that would be received from the sale of an asset or paid to transfer a liability assuming an orderly transaction in the most advantageous market at the measurement date. U.S. GAAP establishes a hierarchical disclosure framework which prioritizes and ranks the level of observability of inputs used in measuring fair value.

Short-term Financial Instruments

The inputs used in measuring the fair value of cash and short-term investments are considered to be Level 1 in accordance with the three-tier fair value hierarchy. The fair market values are based on period-end statements supplied by the various banks and brokers that held the majority of the Company’s funds. The fair value of other short-term financial instruments (primarily accounts receivable and accounts payable and accrued expenses) approximate their carrying values because of their short-term nature.

Other Financial Instruments

The Company has segregated its financial assets and liabilities that are measured at fair value into the most appropriate level within the fair value hierarchy based on the inputs used to determine the fair value at the measurement date in the table below. The Company has no non-financial assets and liabilities that are measured at fair value.

The carrying amounts of the liabilities measured at fair value are as follows:

Description	Level 1	Level 2	Level 3	Total

Liabilities at March 31, 2013:
Embedded conversion options	$—	$—	$591,078	$591,078

Total measured at fair value	$—	$—	$591,078	$591,078

Liabilities at December 31, 2012:
Embedded conversion options	$—	$—	$780,960	$780,960

Total measured at fair value	$—	$—	$780,960	$780,960

The liabilities measured at fair value in the above table are classified as “derivative and other liabilities” in the accompanying consolidated balance sheets.

The following table sets forth a summary of changes in the fair value of Level 3 liabilities for the three months ended March 31, 2013:

Balance at December 31, 2012	Established in 2012	Modification of Convertible Debt Agreement	Conversion to Common Stock	Change in Fair Value	Effect of Extinguishment of Debt	Balance at March 31, 2013

$780,960	$—	$250,361	$(68,994)	$(193,093)	$(178,156)	$591,078

Gains and losses in the fair value of derivative instruments are classified as the “change in the fair value of derivative instruments” in the accompanying consolidated statements of operations.

The fair value of the embedded conversion options is determined based on the Black-Scholes option pricing model, and includes the use of unobservable inputs such as the expected term, anticipated volatility and expected dividends. Changes in any of the assumptions related to the unobservable inputs identified above may change the fair value of the embedded conversion options. Increases in expected term, anticipated volatility and expected dividends generally result in increases in fair value, while decreases in the unobservable inputs generally result in decreases in fair value.

In July and November 2011, we issued convertible notes that contained embedded conversion options which met the criteria for derivative liabilities. The fair value of the conversion options, at March 31, 2013, approximates $591,000.

In October 2012, the Company purchased a Certificate of Deposit (“CD”) from its commercial bank in the amount of $53,000. This CD bears interest at an annual rate of 0.20% and matures on June 24, 2013. The $53,000 carrying value of the CD approximates its fair value. This CD collateralizes the Letter of Credit described in Commitment and Contingencies (see Note 16).

Note 5 — Fair Value Measurements

Fair value is the price that would be received from the sale of an asset or paid to transfer a liability assuming an orderly transaction in the most advantageous market at the measurement date. U.S. GAAP establishes a hierarchical disclosure framework which prioritizes and ranks the level of observability of inputs used in measuring fair value.

Short-term Financial Instruments

The inputs used in measuring the fair value of cash and short-term investments are considered to be Level 1 in accordance with the three-tier fair value hierarchy. The fair market values are based on period-end statements supplied by the various banks and brokers that held the majority of the Company’s funds. The fair value of other short-term financial instruments (primarily accounts receivable and accounts payable and accrued expenses) approximate their carrying values because of their short-term nature.

Other Financial Instruments

The Company has segregated its financial assets and liabilities that are measured at fair value into the most appropriate level within the fair value hierarchy based on the inputs used to determine the fair value at the measurement date in the table below. The Company has no non-financial assets and liabilities that are measured at fair value.

The carrying amounts of the derivative liabilities are as follows:

Description	Level 1	Level 2	Level 3	Total

Liabilities at December 31, 2012:
Embedded conversion options	$—	$—	$780,960	$780,960

Total measured at fair value	$—	$—	$780,960	$780,960

Liabilities at December 31, 2011:
Embedded conversion options	$—	$—	$1,823,207	$1,823,207

Total measured at fair value	$—	$—	$1,823,207	$1,823,207

Liabilities at December 31, 2010:
Embedded conversion options	$—	$—	$1,812,447	$1,812,447

Total measured at fair value	$—	$—	$1,812,447	$1,812,447

The liabilities measured at fair value in the above table are classified as “derivative and other liabilities” in the accompanying consolidated balance sheets.

The following tables set forth a summary of changes in the fair value of Level 3 liabilities for the year ended December 31, 2012 and 2011:

Description	Balance at December 31, 2011	Established in 2012	Conversion to Common Stock	Change in Fair Value	Reclass to Equity	Balance at December 31, 2012
Derivative liabilities:
Embedded conversion options	$1,823,207	$—	$(549,936)	$(492,311)	$—	$780,960
Contingent consideration	$—	$11,109,020	$—	$4,334,932	$(15,443,952)	$—

Description	Balance at December 31, 2010	Established in 2011	Modification of Warrant Agreements	Conversion to Common Stock	Change in Fair Value	Balance at December 31, 2011
Derivative liabilities:
Stock purchase warrants	$1,812,447	$—	$(1,434,322)	$—	$(378,125)	$—
Embedded conversion options	$—	$2,085,513	$—	$(169,965)	$(92,341)	$1,823,207

Gains and losses in the fair value of the contingent consideration are classified as the “change in fair value of contingent consideration” in the accompanying consolidated statements of operations. All other gains and losses in the fair value of derivative instruments are classified as the “change in the fair value of derivative instruments” in the accompanying consolidated statements of operations.

The fair value of the contingent consideration is determined using a probability weighted cash flow approach, which includes unobservable inputs such as projected achievement of certain technical milestones and discount rate. Changes in any of the assumptions related to the unobservable inputs identified above may change the fair value of the contingent consideration. Increases in projected achievement of certain technical milestones dates generally result in increases in fair value, while increases in discount rate generally result in decreases in fair value.

The fair value of the stock purchase warrants and embedded conversion options is determined based on the Black-Scholes option pricing model, and includes the use of unobservable inputs such as the expected term, anticipated volatility and expected dividends. Changes in any of the assumptions related to the unobservable inputs identified above may change the fair value of the stock purchase warrants. Increases in expected term, anticipated volatility and expected dividends generally result in increases in fair value, while decreases in the unobservable inputs generally result in decreases in fair value.

The terms of certain stock purchase warrants were modified in January 2011, resulting in a reclassification of the fair value of these warrants from derivative liabilities to additional paid-in capital. In addition, unamortized deferred financing costs relating to the issuance of the stock purchase warrants was also reclassified to additional paid-in capital.

In July and November 2011, we issued convertible notes that contained embedded conversion options which met the criteria for derivative liabilities. The fair value of the conversion options, at December 31, 2012, approximates $800,000.

In October 2012, the Company purchased a Certificate of Deposit (“CD”) from its commercial bank in the amount of $53,000. This CD bears interest at an annual rate of 0.20% and matures on June 24, 2013. The $53,000 carrying value of the CD approximates its fair value. This CD collateralizes the Letter of Credit described in Commitment and Contingencies (see Note 22).

Geographic information	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Segment Reporting Disclosure [Text Block]

Note 4 — Geographic information

Product sales consist of the following:

	March 31,	March 31,
	2013	2012

Revenue from U.S. product sales	$1,842,800	$1,493,400
Revenue from non-U.S. product sales	$410,300	$193,000

Total revenue from product sales	$2,253,100	$1,686,400

Note 21 — Geographic information

Product sales consist of the following:

	December 31,	December 31,
	2012	2011

Revenue from U.S. product sales	$6,179,000	$5,583,300
Revenue from non-U.S. product sales	$1,062,400	$318,800
Total revenue from product sales	$7,241,400	$5,902,100

License Fees	12 Months Ended
Dec. 31, 2012
License Fees [Text Block]
Note 6 — License Fees

In October 2011, the Company entered into an option agreement with a top 20 global pharmaceutical company granting the potential partner an exclusive option period through June 30, 2012 regarding U.S. supply and distribution of the AutoloGel System. In exchange for this period of exclusivity, we have received non-refundable fees totaling $4.5 million. The revenue for these non-refundable fees is recognized, on a straight-line basis, over the exclusive option period based on the relative selling price, with the remaining balance recognized at the expiration of the option period. In August 2012, the parties agreed to the early termination of the August 30, 2012 exclusivity period and ceased further negotiations concerning a distribution agreement; accordingly, all fees have been recognized.

Cash	12 Months Ended
Dec. 31, 2012
Cash and Cash Equivalents Disclosure [Text Block]
Note 7 — Cash

At December 31, 2012, the Company had dedicated approximately $1,524,000 of its cash balance for use in conjunction with the ALD-401 Phase 2 clinical trial and related matters, pursuant to provisions in the Aldagen acquisition agreements.

Accounts and Other Receivables	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]

Note 5 — Accounts and Other Receivables

Accounts receivable, net consisted of the following:

	March 31,	December 31,
	2013	2012

Trade receivables	$1,311,432	$1,133,400
Other receivables	1,105,634	643,051
	2,417,066	1,776,451
Less allowance for doubtful accounts	(50,891)	(42,709)

	$2,366,175	$1,733,742

Other receivables consist primarily of the cost of raw materials needed to manufacture the Angel products that are sourced by the Company and immediately resold, at cost, to the contract manufacturer.

Note 8 — Receivables

Accounts and royalties receivable, net consisted of the following:

	December 31, 2012	December 31, 2011
Trade receivables	$1,133,400	$904,891
Other receivables	643,051	613,806
	1,776,451	1,518,697
Less allowance for doubtful accounts	(42,709)	(38,234)
	$1,733,742	$1,480,463

Other receivables consist primarily of the cost of raw materials needed to manufacture the Angel products that are sourced by the Company and immediately resold, at cost, to the contract manufacturer.

The following table reflects the approximate change in allowance for doubtful accounts.

	Balance at	Charged to		Balance at
	Beginning of	Costs and		End of
	Period	Expenses	Deductions(1)	Period

Year Ended December 31, 2012
Allowance for doubtful accounts	$38,000	$43,000	$(38,000)	$43,000

Year Ended December 31, 2011
Allowance for doubtful accounts	$36,000	$36,000	$(34,000)	$38,000

Year Ended December 31, 2010
Allowance for doubtful accounts	$20,000	$24,000	$(8,000)	$36,000

(1)	Reflects receivables written-off as uncollectible.

Inventory	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Inventory Disclosure [Text Block]	Note 6 — Inventory The carrying amounts of inventories are as follows:
	March 31,	December 31,
	2013	2012

Raw materials	$57,504	$79,090
Finished goods	876,741	1,091,007

	$934,245	$1,170,097
Note 9 — Inventory Inventory consisted of the following:
	December 31, 2012	December 31, 2011
Raw materials	$79,090	$15,216
Finished goods	1,091,007	532,943
	$1,170,097	$548,159

Prepaid Expenses and Other Current Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Prepaid Expenses and Other Current Assets [Text Block]

Note 7 — Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following:

	March 31,	December 31,
	2013	2012

Prepaid insurance	$72,636	$61,519
Prepaid fees and rent	158,022	186,407
Deposits and advances	702,403	$409,604
Prepaid royalties	815,624	6,250
Other Current Assets	124,101	73,665

	$1,872,786	$737,445

Prepaid royalties is a result of a payment made, to a holder of a security interest in patents, for the termination and release of the security interest. The prepayment will be amortized to cost of sales over the life of the patents which expire November 2019.

Note 10 — Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following:

	December 31, 2012	December 31, 2011
Prepaid insurance	$61,519	$59,349
Prepaid fees and rent	192,658	28,202
Deposits and advances	409,604	563,436
Other Current Assets	73,664	44,580
	$737,445	$695,567

Prepaid fees and rent consist primarily of prepaid service contracts. Deposits and advances consist primarily of payments to the Company’s raw materials suppliers and Angel® centrifuge manufacturers. Other Current Assets is exclusively made up of parts used to refurbish the Angel® centrifuges.

Property and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment Disclosure [Text Block]

Note 8 — Property and Equipment

Property and equipment consists of the following:

	March 31,	December 31,
	2013	2012

Medical equipment	$3,032,371	$3,033,792
Office equipment	72,410	87,163
Manufacturing equipment	303,143	303,143
Leasehold improvements	390,911	390,911

	3,798,835	3,815,009
Less accumulated depreciation	(1,590,749)	(1,374,928)

	$2,208,086	$2,440,081

For the three months ended March 31, 2013, we recorded depreciation expense of approximately $241,400 with $134,500 reported as cost of sales and $106,900 to general and administrative expenses. Amortization of leasehold improvements is included in accumulated depreciation.

Note 11 — Property and Equipment

Property and equipment, net consisted of the following:

	December 31, 2012	December 31, 2011
Medical equipment	$3,033,792	$1,283,726
Office equipment	87,163	73,927
Manufacturing equipment	303,143	262,290
Leasehold improvements	390,911	—
	3,815,009	1,619,943
Less accumulated depreciation and amortization	(1,374,928)	(641,050)
	$2,440,081	$978,893

Medical equipment, whose accumulated depreciation was approximately $902,000 and $521,000 at December 31, 2012 and 2011, respectively, primarily represents centrifuges that are leased or held for lease.

Depreciation expense was approximately $823,000, $364,000, and $240,000 for the years ended December 31, 2012, 2011, and 2010, respectively, of which $446,000, $321,000, and $186,000 were reported as cost of sales. The net book value of property and equipment disposed was $554,000 in 2012, $48,000 in 2011, and $62,000 in 2010. The disposal of property and equipment was primarily due to the sale of centrifuges.

Goodwill and Identifiable Intangible Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Text Block]

Note 9 — Goodwill and Identifiable Intangible Assets

Goodwill

Goodwill represents the purchase price of acquisitions in excess of the amounts assigned to acquired tangible or intangible assets and assumed liabilities. Amounts allocated to goodwill are tax deductible in all relevant jurisdictions.

As a result of the Company’s acquisition of Aldagen in February 2012, the Company recorded goodwill of approximately $422,000.

Prior to the acquisition of Aldagen, the Company had goodwill of approximately $707,000 as a result of the acquisition of the Angel Business in April 2010. The Company conducts an impairment test of goodwill on an annual basis as of October 1 of each year. The Company will also conduct tests if events occur or circumstances change that would, more likely than not, reduce the fair value of the Company below its carrying value. No such triggering events were identified during the quarter ended March 31, 2013.

Identifiable Intangible Assets

Cytomedix’s identifiable intangible assets consist of trademarks, technology (including patents), customer relationships, and in-process research and development. These assets were a result of the Angel Business and Aldagen acquisitions. The carrying value of those intangible assets, and the associated amortization, were as follows:

	March 31,	December 31,
	2013	2012
Trademarks	$2,310,000	$2,310,000
Technology	2,355,000	2,355,000
Customer relationships	708,000	708,000
In-process research and development	29,585,000	29,585,000

Total	$34,958,000	$34,958,000
Less accumulated amortization	(914,296)	(822,713)
	$34,043,704	$34,135,287

The Company’s intangible assets that have finite lives are amortized over their useful lives and reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable, and at least on an annual basis on October 1 of each year. If any indicators were present, the Company would test for recoverability by comparing the carrying amount of the asset to the net undiscounted cash flows expected to be generated from the asset. If those net undiscounted cash flows do not exceed the carrying amount (i. e., the asset is not recoverable), the Company would perform the next step, which is to determine the fair value of the asset and record an impairment loss, if any. The Company periodically reevaluates the useful lives for these intangible assets to determine whether events and circumstances warrant a revision in their remaining useful lives. No such triggering events were identified during the quarter ended March 31, 2013.

The Company evaluates its indefinite-lived intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable, and at least on an annual basis on October 1 of each year, by comparing the fair value of the asset with its carrying amount. If the carrying amount of the intangible asset exceeds its fair value, the Company would recognize an impairment loss in the amount of that excess. The Company’s sole indefinite-lived intangible asset is its in-process research and development acquired in connection with its acquisition of Aldagen. The in-process research and development asset consists of its ALDH bright cell platform. The Company is currently conducting a phase 2 clinical trial for this technology in ischemic stroke. Enrollment in that trial is expected to complete later this year and top-line data is expected to be available approximately four months following completion of enrollment. If the trial is successful, it should provide efficacy data sufficient to appropriately power a phase 3 trial and would also further validate the technology. However, there is no assurance that this trial will be successful. There were no triggering events identified during the quarter ended March 31, 2013 that would suggest an impairment may be needed.

Amortization expense of approximately $39,300 was recorded to cost of sales and approximately $52,300 was recorded to general and administrative expense for the three months ended March 31, 2013. Amortization expense for the remainder of 2013 is expected to be approximately $274,800. Annual amortization expense based on our existing intangible assets and their estimated useful lives is expected to be approximately:

2014	366,500
2015	366,500
2016	366,500
2017	366,500
2018	366,500
Thereafter	2,718,600

Note 12 — Goodwill and Identifiable Intangible Assets

Goodwill

Goodwill represents the purchase price of acquisitions in excess of the amounts assigned to acquired tangible or intangible assets and assumed liabilities. Amounts allocated to goodwill are tax deductible in all relevant jurisdictions.

As a result of the Company’s acquisition of Aldagen in February 2012, Cytomedix recorded goodwill of approximately $422,000.

Prior to the acquisition of Aldagen, the Company had goodwill of approximately $707,000 as a result of the acquisition of the Angel Business in April 2010. The Company conducts an impairment test of goodwill on an annual basis as of October 1 of each year. The Company will also conduct tests if events occur or circumstances change that would, more likely than not, reduce the fair value of the Company below its carrying value. The Company determined that there was no impairment per its test as of October 1, 2012 and no such triggering events were identified during the year ended December 31, 2012.

The table below sets forth the changes in the carrying amount of goodwill for the period indicated:

Balance at January 1, 2010	$--

Goodwill related to Sorin Asset Purchase	706,823

Balance at December 31, 2010	$706,823

Change in 2011	--

Balance at December 31, 2011	$706,823

Goodwill related to Aldagen acquisition	616,826
Adjustment as a result of immaterial measurement period change	(195,132)
Balance at December 31, 2012	$1,128,517

Identifiable Intangible Assets

Cytomedix’s identifiable intangible assets consist of trademarks, technology (including patents), customer relationships, and in-process research and development. These assets are a result of the Angel Business and Aldagen acquisitions. The carrying value of those intangible assets, and the associated amortization, were as follows:

	December 31, 2012	December 31, 2011
Trademarks	$2,310,000	$320,000
Technology	2,355,000	2,355,000
Customer relationships	708,000	708,000
In-process research and development	29,585,000	—
Total	$34,958,000	$3,383,000
Less accumulated amortization	(822,713)	(466,958)
	$34,135,287	$2,916,042

The Company’s intangible assets that have finite lives are amortized over their useful lives and reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable, and at least on an annual basis on October 1 of each year. If any indicators were present, the Company would test for recoverability by comparing the carrying amount of the asset to the net undiscounted cash flows expected to be generated from the asset. If those net undiscounted cash flows do not exceed the carrying amount (i. e., the asset is not recoverable), the Company would perform the next step, which is to determine the fair value of the asset and record an impairment loss, if any. The Company periodically reevaluates the useful lives for these intangible assets to determine whether events and circumstances warrant a revision in their remaining useful lives. The Company determined that there was no impairment per its test as of October 1, 2012 and no such triggering events were identified during the year ended December 31, 2012.

The Company evaluates its indefinite-lived intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable, and at least on an annual basis on October 1 of each year, by comparing the fair value of the asset with its carrying amount. If the carrying amount of the intangible asset exceeds its fair value, the Company would recognize an impairment loss in the amount of that excess. The Company’s sole indefinite-lived intangible asset is its in-process research and development acquired in connection with its acquisition of Aldagen; no impairment charges were recorded during 2012. The in-process research and development asset consists of its ALDH bright cell platform. The Company is currently conducting a phase 2 clinical trial for this technology in ischemic stroke. Enrollment in that trial is expected to complete within the coming 12 months and top-line data is expected to be available approximately four months following completion of enrollment. If the trial is successful, it should provide efficacy data sufficient to appropriately power a phase 3 trial and would also further validate the technology. However, there is no assurance that this trial will be successful. The Company determined that there was no impairment per its test as of October 1, 2012 and no such triggering events were identified during the year ended December 31, 2012.

Amortization expense of approximately $157,000 was recorded to cost of sales and approximately $199,000 was recorded to general and administrative expense in the year ended December 31, 2012. Annual amortization expense based on our existing intangible assets and their estimated useful lives is expected to be approximately:

2013	366,500
2014	366,500
2015	366,500
2016	366,500
2017	366,500
Thereafter	2,718,600

Accounts Payable and Accrued Expenses	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Accounts Payable and Accrued Liabilities Disclosure [Text Block]

Note 10 — Accounts Payable and Accrued Expenses

Accounts payable and accrued expenses consisted of the following:

	March 31,	December 31,
	2013	2012

Trade payables	$2,342,090	$1,434,166
Accrued compensation and benefits	697,849	833,141
Accrued professional fees	135,026	156,205
Accrued interest	64,125	750
Other payables	251,087	388,109

	$3,490,177	$2,812,371

Note 13 — Accounts payable and accrued expenses

Accounts payable and accrued expenses consisted of the following:

	December 31, 2012	December 31, 2011
Trade payables	$1,434,166	$1,175,023
Accrued compensation and benefits	833,141	227,323
Accrued professional fees	156,205	194,658
Accrued interest	750	86,100
Other payables	388,109	166,029
	$2,812,371	$1,849,133

Derivative and Other Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Derivative And Other Liabilities Disclosure [Text Block]

Note 11 — Derivative and Other Liabilities

Derivative and other liabilities consisted of the following:

	March 31,	December 31,
	2013	2012

Derivative liability, long-term portion	$591,078	$780,960
Long-term portion of convertible debt, net of unamortized discount	181,862	462,815
Deferred rent	41,741	58,005
Deferred tax liability	54,890	50,000
Interest payable	39,379	33,379
Conditional grant payable	30,000	30,000
Accrued term loan fee	3,482	—

	$942,432	$1,415,159

Note 14 — Derivatives and other liabilities

Derivative and other liabilities consisted of the following:

	December 31, 2012	December 31, 2011
Derivative liability, long-term portion	$780,960	$1,294,740
Long-term portion of convertible debt, net of unamortized discount	462,815	223,333
Deferred rent	58,005	—
Deferred tax liability	50,000	32,000
Interest payable	33,379	8,982
Conditional grant payable	30,000	—
	$1,415,159	$1,559,055

In September 2012, the Company received $30,000 in proceeds for an Economic Development Fund Agreement with Montgomery County Maryland as a “conditional grant” to be funded by the County’s Department of Economic Development. This conditional grant is to be repaid with interest unless certain performance conditions are achieved through 2017. If the performance conditions are met then repayment of principal and interest is forgiven.

Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Debt Disclosure [Text Block]

Note 12 — Debt

4% Convertible Notes

On July 15, 2011, Cytomedix issued $1.3 million of its 4% Convertible Notes (the “July 4% Convertible Notes”) to an unaffiliated third party. The July 4% Convertible Notes mature on July 15, 2014 and bear a one-time interest charge of 4% due on maturity. The July 4% Convertible Notes (plus accrued interest) convert at the option of JMJ, in whole or in part and from time to time, into shares of the Company’s common stock at a conversion rate equal to (i) the lessor of $0.80 per share or (ii) 80% of the average of the three lowest closing prices of the Company’s common stock for the previous 20 trading days prior to conversion (subject to a “floor” price of $0.25 per share). At March 31, 2013, approximately $546,000 face amount of the July 4% Convertible Notes remained and were convertible into approximately 1.4 million shares of common stock at a conversion price of $0.40 per share.

On November 18, 2011, Cytomedix issued $0.5 million of its 4% Convertible Notes (the “November 4% Convertible Notes”) to the holder. The November 4% Convertible Notes mature on November 18, 2014 and bear a one-time interest charge of 4% due on maturity. The November 4% Convertible Notes (plus accrued interest) convert at the option of the holder, in whole or in part and from time to time, into shares of the Company’s common stock at a conversion rate equal to 80% of the average of the three lowest closing prices of the Company’s common stock for the previous 20 trading days prior to conversion (subject to a “floor” price of $0.25 per share). At March 31, 2013, approximately $130,000 face amount of the November 4% Convertible Notes remained and were convertible into approximately 0.3 million shares of common stock at a conversion price of $0.40 per share.

The holder has the option to provide additional funding of up to $1.0 million on substantially the same terms; however, the Company may elect to cancel such notes, in its sole discretion, with no penalty.

The conversion option embedded in the July and November 4% Convertible Notes is accounted for as a derivative liability, and resulted in the creation at issuance of a discount to the carrying amount of the debt, totaling $1.8 million, which is being amortized as additional interest expense using the straight-line method over the term of the July and November 4% Convertible Notes (the Company determined that using the straight-line method of amortization did not yield a materially different amortization schedule than the effective interest method). The embedded conversion option is recorded at fair value and is marked to market at each period, with the resulting change in fair value being reflected as “change in fair value of derivative liabilities” in the accompanying condensed consolidated statements of operations.

On February 19, 2013, the Company and the holder of these notes, agreed, in consideration of the subordination of the rights and remedies under these notes to that of another party, to amend the notes to extend the maturity date to September 20, 2016. Also, as part of the consideration, the Company repaid approximately $0.3 million of the principal of the note. The amendments were accounted for as a partial “extinguishment” and a partial “modification” of the notes. The partial extinguishment resulted in the immediate expensing of approximately $54,000 of new fees and expenses and $54,000 of the increase in the fair value of the embedded conversion option. The partial modification resulted in the deferral of approximately $46,000 of new fees and expenses and $197,000 of the increase in the fair value of the embedded conversion option (as additional debt discount).

12% Interest Only Note

On April 28, 2011, the Company borrowed $2.1 million pursuant to a secured promissory note that matures April 28, 2015. The note accrues interest at a rate of 12% per annum, and requires interest-only payments each quarter commencing September 30, 2011, with the then outstanding principal due on the maturity date. The note may be accelerated by the lender if Cytomedix defaults in the performance of the terms of the promissory note, if the representations and warranties made by us in the note are materially incorrect, or if we undergo a bankruptcy event. The note is secured by business assets acquired from Sorin. The proceeds were used to fully satisfy the Company’s then existing obligation under a separate note payable to Sorin.

In connection with the issuance of the new secured promissory note, the Company issued the lender a warrant to purchase up to 1,000,000 shares at an exercise price of $0.50 per share vesting as follows: (a) 666,667 shares upon issuance of the note, (b) 83,333 shares if the note has not been prepaid by the first anniversary of its issuance, (c) 116,667 shares if the note has not been prepaid by the second anniversary of its issuance, and (d) 133,333 shares if the note has not been prepaid by the third anniversary of its issuance.

Of the $2,100,000 due under the note, our payment obligations with respect to $1,400,000 under the note were guaranteed by certain insiders, affiliates, and shareholders of the Company, including Mr. David Jorden, one of the Company’s directors. In connection with this guarantee, the Company issued the guarantors warrants to purchase an aggregate of up to 1,500,000 shares, on a pro rata basis based on the amount of the guarantee, at an exercise price of $0.50 per share vesting as follows: (a) 833,333 shares upon issuance of the note, (b) 166,667 shares if the note has not been prepaid by the first anniversary of its issuance, (c) 233,333 shares if the note has not been prepaid by the second anniversary of its issuance, and (d) 266,667 shares if the note has not been prepaid by the third anniversary of its issuance.

The warrants issued to the lender and the guarantors were valued at approximately $546,000, were recorded as deferred debt issuance costs, and are being amortized to interest expense on a straight-line basis over the guarantee period. The Company determined that the straight-line method of amortization did not yield a materially different amortization schedule from the effective interest method.

On February 19, 2013, The Company and the holder of the note, in consideration for subordination of its security interest under the note to that of another party, agreed, to amend the note. In the amendment, the Company agreed to extend the maturity date of the note to November 19, 2016. In addition, the parties agreed to amend the vesting schedule on the warrants issued by the Company in April 2011 such that the remaining 250,000 warrant shares are exercisable immediately and to issue the holder a new warrant to purchase up to 266,666 shares at an exercise price of $0.70 per share vesting as follows: (i) 133,333 shares may be exercised only if the note has not been paid by the fourth anniversary of its issuance, and (ii) the remaining 133,333 shares may be exercised only if the note has not been paid by the fifth anniversary of its issuance.

The Company also: (i) amended the warrant vesting schedule on the guarantors’ warrants issued by the Company in April 2011 such that the remaining 500,000 warrant shares are exercisable immediately and (ii) granted new warrants to the guarantors to acquire up to 533,334 shares of the Company’s common stock pursuant to warrants at the exercise price of $0.70 per share, vesting as follows: (i) 266,667 warrant shares may be exercised only if the JP Trust Note has not been prepaid by the fourth anniversary of its issuance, and (ii) the remaining 266,667 shares may be exercised only if the note has not been paid by the fifth anniversary of its issuance.

The amendment was accounted for as a “modification.” Accordinly, the warrants issued to the lender as a result of the amendment (valued at approximately $152,000) were recorded as deferred debt issuance costs, and are being amortized to interest expense on a straight-line basis over the guarantee period. The Company determined that the straight-line method of amortization did not yield a materially different amortization schedule from the effective interest method. The warrants issued to the guarantors as a result of the amendment were valued at approximately $304,000 and were recorded as interest expense in the first quarter of 2013.

Term Loan

On February 19, 2013, the Company entered into a Credit and Security Agreement (the “Credit Agreement”) with an unaffiliated third party that provides for an aggregate term loan commitments of $7.5 million. The Company received the first tranche of $4.5 million on February 27, 2013. The second tranche of $3.0 million may be advanced to the Company, at the Company’s discretion, upon satisfaction of the following conditions: (i) if the Company achieves certain performance milestones for 2013 and (ii) raises an amount of not less than $5.0 million in the aggregate from (a) equity investors, and/or (b) partnership proceeds on or before July 31, 2013 (the “Capital Raise Event”).

The term loan will mature on August 19, 2016, and will be repaid on a straight-line amortization basis, with the first twelve months being an interest only period and commencing on the thirteenth month the principal on both the first tranche and, if applicable, on the second tranche, will be amortized in equal monthly amounts through the maturity date.

In connection with the foregoing loan facility, the Company issued the lender a seven-year warrant to purchase 1,079,137 shares of the Company’s common stock at the warrant exercise price of $0.70 per share. The exercise price and the number of shares issuable upon exercise of the warrant is subject to standard anti-dilution adjustments and contains a cashless exercise provision.

Interest on the outstanding balance of the term loan is payable monthly in arrears at an annual rate of the one-month London Interbank Offered Rate (LIBOR), plus 8.0%, subject to a LIBOR floor of 3%, and is calculated on the basis of the actual number of days elapsed in a 360 day year. In the event the term loan is prepaid by the Company prior to the end of its term, the Company will be required to pay to the lender a fee equal to an amount determined by multiplying the outstanding amount on the loan by 5% in the first year, 3% in the second year and 1% after that.

Amounts borrowed under the Credit Agreement are secured by a first priority security interest on all existing and after-acquired assets of the Company, including the intellectual property of the Company and its subsidiaries. The Credit Agreement contains events of default and remedies customary for loan transactions of this sort including, among others, those related to a default in the payment of principal or interest, a material inaccuracy of a representation or warranty, a default with regard to performance of certain covenants, a material adverse change (as defined in the Credit Agreement) occurs, and certain change of control events. In addition, the failure to consummate the Capital Raise Event constitutes an event of default under the Credit Agreement. The Company would also be in default under the Credit Agreement in the event of certain withdrawals, recalls, adverse test results or enforcement actions with respect to the Company’s products. Upon the occurrence of a default, in some cases following a notice and cure period, lender may accelerate the maturity of the loans and require the full and immediate repayment of all borrowings under the Credit Agreement. The Credit Agreement also contains financial and customary negative covenants, including with respect to the Company’s ability to sell, lease, transfer, assign, grant a security interest in or otherwise dispose of its assets except in the ordinary course of business, or incur additional indebtedness.

The warrants issued to the lender were valued at approximately $568,000, were recorded as a debt discount, and are being amortized to interest expense over the term of the loan. The Company determined that the straight-line method of amortization did not yield a materially different amortization schedule from the effective interest method. The warrants are classified in equity.

Note 15 — Debt

4% Convertible Notes

On July 15, 2011, Cytomedix issued $1.3 million of its 4% Convertible Notes (the “July 4% Convertible Notes”) to an unaffiliated third party. The July 4% Convertible Notes mature on July 15, 2014 and bear a one-time interest charge of 4% due on maturity. The July 4% Convertible Notes (plus accrued interest) convert at the option of the holder, in whole or in part and from time to time, into shares of the Company’s common stock at a conversion rate equal to (i) the lessor of $0.80 per share or (ii) 80% of the average of the three lowest closing prices of the Company’s common stock for the previous 20 trading days prior to conversion (subject to a “floor” price of $0.25 per share). At December 31, 2012, $600,023 face amount of the July 4% Convertible Notes remained outstanding and were convertible into approximately 1.1 million shares of common stock at a conversion price of $0.55 per share.

On November 18, 2011, Cytomedix issued $0.5 million of its 4% Convertible Notes (the “November 4% Convertible Notes”) to the same unaffiliated third party. The November 4% Convertible Notes mature on November 18, 2014 and bear a one-time interest charge of 4% due on maturity. The November 4% Convertible Notes (plus accrued interest) convert at the option of the holder, in whole or in part and from time to time, into shares of the Company’s common stock at a conversion rate equal to 80% of the average of the three lowest closing prices of the Company’s common stock for the previous 20 trading days prior to conversion (subject to a “floor” price of $0.25 per share). At December 31, 2012, the November 4% Convertible Notes were convertible into approximately 0.9 million shares of common stock at a conversion price of $0.55 per share.

The investor has the option to provide additional funding of up to $1.0 million on substantially the same terms; however, the Company may elect to cancel such notes, in its sole discretion, with no penalty.

The conversion option embedded in the July and November 4% Convertible Notes is accounted for as a derivative liability, and resulted in the creation at issuance of a discount to the carrying amount of the debt, totaling $1.8 million, which is being amortized as additional interest expense using the straight-line method over the term of the July and November 4% Convertible Notes (the Company determined that using the straight-line method of amortization did not yield a materially different amortization schedule than the effective interest method). The embedded conversion option is recorded at fair value and is marked to market at each period, with the resulting change in fair value being reflected as “change in fair value of derivative liabilities” in the accompanying condensed consolidated statements of operations.

12% Interest Only Note

On April 28, 2011, the Company borrowed $2.1 million pursuant to a secured promissory note that matures April 28, 2015. The note accrues interest at a rate of 12% per annum, and requires interest-only payments each quarter commencing September 30, 2011, with the then outstanding principal due on the maturity date, or April 28, 2015. The note may be accelerated by the lender if Cytomedix defaults in the performance of the terms of the promissory note, if the representations and warranties made by us in the note are materially incorrect, or if we undergo a bankruptcy event. The note is secured by business assets acquired from Sorin USA, Inc. (“Sorin”). The proceeds were used to fully satisfy the Company’s then existing obligation under a separate note payable to Sorin.

In connection with the issuance of the new secured promissory note, the Company issued the lender a warrant to purchase up to 1,000,000 shares at an exercise price of $0.50 per share vesting as follows: (a) 666,667 shares upon issuance of the note, (b) 83,333 shares if the note has not been prepaid by the first anniversary of its issuance, (c) 116,667 shares if the note has not been prepaid by the second anniversary of its issuance, and (d) 133,333 shares if the note has not been prepaid by the third anniversary of its issuance.

Of the $2,100,000 due under the note, our payment obligations with respect to $1,400,000 under the note were guaranteed by certain insiders, affiliates, and shareholders of the Company, including one of the Company’s directors. In connection with this guarantee, the Company issued the guarantors warrants to purchase an aggregate of up to 1,500,000 shares, on a pro rata basis based on the amount of the guarantee, at an exercise price of $0.50 per share vesting as follows: (a) 833,333 shares upon issuance of the note, (b) 166,667 shares if the note has not been prepaid by the first anniversary of its issuance, (c) 233,333 shares if the note has not been prepaid by the second anniversary of its issuance, and (d) 266,667 shares if the note has not been prepaid by the third anniversary of its issuance.

The warrants issued to the lender and the guarantors were valued at approximately $546,000, were recorded as deferred debt issuance costs, and are being amortized to interest expense on a straight-line basis over the four-year guarantee period. The Company determined that the straight-line method of amortization did not yield a materially different amortization schedule from the effective interest method.

Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011 Aldagen Inc [Member]
Income Tax Disclosure [Text Block]

Note 13 — Income Taxes

The Company accounts for income taxes using the asset and liability approach. This approach requires the recognition of tax benefits or expenses on the temporary differences between the financial reporting and tax bases of the Company’s assets and liabilities. For interim periods, the Company recognizes a provision (benefit) for income taxes based on an estimated annual effective tax rate expected for the entire year. A valuation allowance is established when necessary to reduce deferred tax assets to the amounts expected to be realized. The Company also recognizes a tax benefit from uncertain tax positions only if it is “more likely than not” that the position is sustainable based on its technical merits. The Company’s policy is to recognize interest and penalties on uncertain tax positions as a component of income tax expense.

Note 16 — Income Taxes

Income tax (expense) benefit for the years ended December 31, 2012, 2011, and 2010 consisted of the following:

	2012	2011	2010

Current:
Federal	$—	$—	$—
State	—	—	—
Deferred:
Federal	1,267,000	56,000	133,000
State	(653,000)	(18,000)	(25,000)
Net operating loss carryforward	4,635,000	1,310,000	2,023,000
Valuation Allowance	(5,267,000)	(1,366,000)	(2,145,000)

Total income tax (expense) benefit	$(18,000)	$(18,000)	$(14,000)

Significant components of Cytomedix’s deferred tax assets and liabilities consisted of the following at December 31:

	2012	2011
Deferred tax assets:
Stock-based compensation	$5,087,000	$3,948,000
Tax credits	2,512,000	—
Deferred financing costs	714,000	—
Start-up and organizational costs	272,000	—
Tax deductible Goodwill	136,000	—
Property and equipment	244,000	—
Derivative liabilities	522,000	713,000
Other	109,000	168,000
Total deferred tax assets	9,596,000	4,829,000
Deferred tax liabilities:
Intangible Assets	(12,353,000)	—
Discount on Note Payable	(377,000)	(617,000)
Other	(50,000)	(32,000)
Total deferred tax liabilities	(12,780,000)	(649,000)
Net deferred tax assets, excluding net operating loss carryforwards	(3,184,000)	4,180,000
Net operating loss carryforwards	41,540,000	15,488,000
	38,356,000	19,668,000
Less valuation allowance	(38,406,000)	(19,700,000)
Total deferred tax assets (liabilities)	$(50,000)	$(32,000)

The following table reflects the change in the valuation allowance for deferred tax assets at December 31:

Valuation allowance - January 1, 2010	$16,042,000

2010 provision	2,292,000

Valuation allowance - December 31, 2010	18,334,000

2011 provision	1,366,000

Valuation allowance - December 31, 2011	19,700,000

Purchase Accounting changes	13,439,000
2012 provision	5,267,000

Valuation allowance - December 31, 2012	$38,406,000

The following table presents a reconciliation between the U.S. federal statutory income tax rate and the Company’s effective tax rate:

	2012	2011	2010

U.S. Federal statutory income tax	35.0%	35.0%	35.0%

State and local income tax benefits	4.2%	3.4%	3.2%
Fair value of Derivatives	(6.8)%	4.7%	(3.0)%
Nondeductible guarantee fees	(3.7)%	(2.0)%	(1.4)%
Other	(2.1)%	(1.5)%	0.2%

Valuation allowance for deferred income tax assets	(26.6)%	(39.1)%	(33.8)%

Effective income tax rate	0.1%	0.5%	0.2%

The Company had loss carry-forwards of approximately $107,392,000 as of December 31, 2012 that may be offset against future taxable income. The carry-forwards will expire between 2021 and 2032. Use of these carry-forwards may be subject to annual limitations based upon previous significant changes in stock wnership. Management has determined that realization of the net deferred tax assets is not assured and accordingly has established a valuation allowance of $38,406,000 and $19,700,000 at December 31, 2012 and 2011, respectively.

 In 2012, the Company recorded an income tax provision of $18,000 related to a deferred tax liability resulting from the amortization of Goodwill for tax purposes.

The Company’s source of income (loss) before income tax provision (benefit) is primarily domestic.

The Company does not believe it has any uncertain income tax positions as described in its discussion of Income Tax accounting policy in Note 3.

9.	Income Taxes

For the years ended December 31, 2011 and December 31, 2010, the Company incurred no income tax expense.

Significant components of the Company’s deferred tax assets and liabilities as of December 31, 2011 and 2010 consist of the following:

	2011	2010
Current
Deferred tax assets:
Domestic net operating loss carryforwards	$–	$39,600
Accrued Severance	–	4,900
Deferred Transaction Costs	43,100	–
Deferred Rent	47,400	–
Inventory Reserve	7,000
Less Valuation Allowance	(97,500)	–
Deferred tax assets, current	–	44,500
Deferred tax liabilities:
Deferred rent	–	44,500
Deferred tax asset (liabilities), current	–	44,500
Net current deferred tax asset (liability)	$–	$–
	2011	2010
Noncurrent
Deferred tax assets:
Domestic net operating loss carryforwards	$22,025,100	$20,110,800
Charitable contribution carryforwards	1,300	1,500
Start-up costs	266,600	266,600
Organizational costs	1,000	1,000
Share-based compensation	256,100	230,800
Intangible assets	14,900	18,700
Deferred financing costs	618,800	–
Federal income tax credits	2,311,600	2,159,400
Fixed assets	54,300	111,600
Less valuation allowance	(25,549,700)	(22,900,400)
Deferred tax assets, noncurrent	–	–
Deferred tax liabilities:
Fixed assets	–	–
Deferred tax asset (liabilities), noncurrent	–	–
Net deferred tax asset (liability)	$–	$–

As of December 31, 2011, the Company provided a full valuation allowance against its net deferred tax assets since realization of these benefits could not be reasonably assured. The increase in valuation allowance resulted primarily from the additional net operating loss carryforward generated.

As of December 31, 2011, the Company had federal and state net operating loss carryforwards of $56,795,900 and $59,658,800, respectively. These net operating loss carryforwards begin to expire in 2020 and 2015 for federal and state purposes. The Tax Reform Act of 1986 contains provisions which limit the ability to utilize the net operating loss carryforwards in the case of certain events including significant changes in ownership interests. If the Company’s net operating loss carryforwards are limited, and the Company has taxable income which exceeds the permissible yearly net operating loss carryforwards, the Company would incur a federal income tax liability even though net operating loss carryforwards would be available in future years. The Company has completed a study to assess whether an ownership change has occurred and has determined that an ownership change occurred during 2009. Additional ownership changes in the future may result in additional limitations in the utilization of the carryforward net operating losses and credits.

The American Recovery and Reinvestment Tax Act of 2010 amended the original election to accelerate AMT and research and development tax credits in lieu of bonus depreciation enacted by the Housing Assistance Tax Act of 2009. The provisions which allowed businesses to refund a portion of their pre-2006 research and development tax credits in lieu of certain accelerated depreciation methods on fixed asset additions was extended for one year to apply to property that was placed in service in 2009. The Company received a refund of $36,039 for the year ended December 31, 2010 as a result of this provision.

Taxes computed at the statutory federal income tax rate of 34% are reconciled to the provision for income taxes for the years ended December 31, 2010 and 2011 as follows:

	Years Ended December 31
	2011		2010
	Amount	% of Pretax Earnings	Amount	% of Pretax Earnings

United States Federal tax at statutory rate	$(2,310,400)	(34.0)%	$(3,269,800)	(34.0)%
State taxes (net of Federal benefit)	(309,100)	(4.5)	(437,600)	(4.6)
Change in valuation reserves	2,746,800	41.0	3,464,100	36.0
Federal income tax credits	(149,800)	(3.0)	(433,600)	(4.5)
Amortization of debt discount	468,200	9.0	969,400	10.1
Other nondeductible expenses	(454,600)	(8.7)	(471,700)	(4.9)
Other	8,900	0.2	179,200	1.9
Provision for income taxes	$–	0.0%	$–	0.0%

In September 2006, the Financial Accounting Standards Board (FASB) issued interpretation No. 48, Accounting for Uncertainty in Income Taxes – An Interpretation of FASB Statement No. 109 (FIN 48). The guidance was subsequently codified in ASC 740-10. This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return and also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition.

The Company adopted the provisions of ASC 740-10 on January 1, 2007. The ASC 740 liability at December 31, 2010, and December 31, 2011, was zero. It is the Company’s policy to record and classify interest and penalties as income tax expense, although no liability for potential interest or penalties was recorded during the year and no amounts for penalties or interest were accrued at December 31, 2010 or December 31, 2011.

The Company has not, as yet, conducted a study of its research and development credit carryforwards. A study may result in an adjustment to the Company's research and development credit carryforwards; however, until such a study is completed and any adjustment is known, no amounts are being presented as uncertain tax positions under FIN 48. A full valuation allowance has been provided against our research and development credits; and, if an adjustment is required, this adjustment would be offset by a corresponding adjustment to the valuation allowance. Thus, there would be no impact to the balance sheet or statement of operations.

The Company files U.S. and state income tax returns in jurisdictions with varying statutes of limitations. The 2000 through 2011 tax years remain subject to examination by federal and state authorities.

Capital Stock Activity	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Stockholders' Equity Note Disclosure [Text Block]

Note 14 — Capital Stock Activity

The Company issued 10,528,991 shares of Common stock during the three months ended March 31, 2013. The following table lists the sources of and the proceeds from those issuances:

Source	# of Shares	Total Proceeds

Sale of shares pursuant to registered direct offering	9,090,911	$5,000,001
Sale of shares pursuant to October 2010 equity purchase agreement	450,000	$303,000
Issuance of shares in lieu of cash for fees incurred pursuant to February 2013 equity purchase agreement	375,000	$—
Issuance of shares for conversion of 4% Convertible Notes	345,580	$—
Issuance of shares for release of security interest in patents	250,000	$—
Issuance of shares in lieu of cash for consultant	17,500	$—

Totals	10,528,991	$5,303,001

The following table summarizes the stock options granted by the Company during the three months ended March 31, 2013. These options were granted to employees and board members under the Company’s Long-Term Incentive Plan.

Three Months Ended
March 31, 2013

Options Granted	Exercise Price

303,000	$0.51 - $0.53

During the three months ended March 31, 2013, 7,001 stock options were forfeited by contract due to the termination of the underlying service arrangement.

No dividends were declared or paid on the Company’s Common stock in any of the periods discussed in this report.

The Company had the following outstanding warrants and options:

	# Outstanding

Equity Instrument	March 31, 2013	December 31, 2012

Fitch/Coleman Warrants(1)	975,000	975,000
August 2009 Warrants(2)	1,070,916	1,070,916
April 2010 Warrants(3)	1,295,138	1,295,138
October 2010 Warrants(4)	1,488,839	1,488,839
Guarantor 2011 Warrants(5)	916,665	916,665
February 2012 Inducement Warrants(6)	1,180,547	1,180,547
February 2012 Aldagen Warrants(7)	2,115,596	2,115,596
February 2013 MidCap Warrants(8)	1,079,137	—
February 2013 Subordination Warrants(9)	800,000	—
February 2013 Worden Warrants(10)	250,000	—
February 2013 RDO Warrants(11)	6,363,638	—
February 2013 PA Warrants(12)	136,364	—
Other warrants(13)	200,000	200,000
Options issued under the Long-Term Incentive Plan(14)	8,162,952	7,866,953

(1)	These warrants were issued in connection with the August 2, 2007 Term Sheet Agreement and Shareholders’ Agreement with the Company’s then outside patent counsel, Fitch Even Tabin & Flannery and The Coleman Law Firm, and have a 7.5 year term. The strike prices on the warrants are: 325,000 at $1.25 (Group A); 325,000 at $1.50 (Group B); and 325,000 at $1.75 (Group C). The Company may call up to 100% of these warrants, provided that the closing stock price is at or above the following call prices for ten consecutive trading days: Group A — $4/share; Group B — $5/share; Group C — $6/share. If the Company exercises its right to call, it shall provide at least 45 days notice for one-half of the warrants subject to the call and at least 90 days notice for the remainder of the warrants subject to the call.

(2)	These warrants were issued in connection with the August 2009 financing, are voluntarily exercisable at $0.51 per share and expire in February 2014. These amounts reflect adjustments for an additional 420,896 warrants due to anti-dilutive provisions. These warrants were previously accounted for as a derivative liability through January 28, 2011. At that time, they were modified to remove non-standard anti-dilution clauses and the associated derivative liability and related deferred financing costs were reclassified to APIC.

(3)	These warrants were issued in connection with the April 2010 Series D preferred stock offering, are voluntarily exercisable at $0.54 per share and expire on April 9, 2015.

(4)	These warrants were issued in connection with the October 2010 financing. They have an exercise price of $0.60 and expire on April 7, 2016. These warrants were previously accounted for as a derivative liability through January 28, 2011. At that time, they were modified to remove non-standard anti-dilution clauses and the associated derivative liability and related deferred financing costs were reclassified to APIC.

(5)	These warrants were issued pursuant to the Guaranty Agreements executed in connection with the Promissory Note issued in April 2011. These warrants have an exercise price of $0.50 per share and expire on April 28, 2016.

(6)	These warrants were issued in connection with the February 2012 warrant exercise agreements executed with certain existing Cytomedix warrant holders. These warrants have an exercise price of $1.42 per share and expire on December 31, 2014.

(7)	These warrants were issued in February 2012 in connection with the warrant exchange agreements between Cytomedix and various warrant holders of Aldagen. These warrants have an exercise price of $1.42 per share and expire on December 31, 2014.

(8)	These warrants were issued in connection with the February 2013 financing. They are voluntarily exercisable, have an exercise price of $0.70 per share and expire on February 19, 2020.

(9)	These warrants were issued in connection with the February 2013 financing, have an exercise price of $0.70 per share, and expire on February 19, 2018. They are only exercisable if the JPNT Note remains outstanding on or after 04-28-2015 (50% of total) and 04-15-2016 (remainder).

(10)	These warrants were issued in connection with the February 2013 financing. They are voluntarily exercisable, have an exercise price of $0.70 per share, and expire on February 19, 2020.

(11)	These warrants were issued in connection with the February 2013 registered direct offering. They are voluntarily exercisable, have an exercise price of $0.75 per share, and expire on February 22, 2018.

(12)	These warrants were issued to the placement agent in connection with the February 2013 registered direct offering. They are exercisable on or after August 21, 2013, have an exercise price of $0.66 per share, and expire on February 22, 2018.

(13)	These warrants were issued to a consultant in exchange for services provided. They are voluntarily exercisable, have an exercise price of $1.50 per share, and expire on February 24, 2014. There is no call provision associated with these warrants.

(14)	These options were issued under the Company’s shareholder approved Long-Term Incentive Plan.

Lincoln Park Transaction

On February 18, 2013, Cytomedix entered into a purchase agreement (the “Purchase Agreement”), together with a registration rights agreement (the “Registration Rights Agreement”), with Lincoln Park Capital Fund, LLC (“Lincoln Park”). Under the terms and subject to the conditions of the Purchase Agreement, the Company has the right to sell to and Lincoln Park is obligated to purchase up to $15 million in shares of the Company’s common stock (“Common Stock”), subject to certain limitations, from time to time, over the 30-month period commencing on the date that a registration statement, which the Company agreed to file with the Securities and Exchange Commission (the “SEC”) pursuant to the Registration Rights Agreement, is declared effective by the SEC and a final prospectus in connection therewith is filed. The Company may direct Lincoln Park every other business day, at its sole discretion and subject to certain conditions, to purchase up to 150,000 shares of Common Stock in regular purchases, increasing to amounts of up to 200,000 shares depending upon the closing sale price of the Common Stock. In addition, the Company may direct Lincoln Park to purchase additional amounts as accelerated purchases if on the date of a regular purchase the closing sale price of the Common Stock is not below $1.00 per share. The purchase price of shares of Common Stock related to the future funding will be based on the prevailing market prices of such shares at the time of sales (or over a period of up to 12 business days leading up to such time), but in no event will shares be sold to Lincoln Park on a day the Common Stock closing price is less than the floor price of $0.45 per share, subject to adjustment. The Company’s sales of shares of Common Stock to Lincoln Park under the Purchase Agreement are limited to no more than the number of shares that would result in the beneficial ownership by Lincoln Park and its affiliates, at any single point in time, of more than 9.99% of the then outstanding shares of the Common Stock.

In connection with the Purchase Agreement, the Company issued to Lincoln Park 375,000 shares of Common Stock and is required to issue up to 375,000 additional shares of Common Stock pro rata as the Company requires Lincoln Park to purchase the Company’s shares under the Purchase Agreement over the term of the agreement. Lincoln Park represented to the Company, among other things, that it was an “accredited investor” (as such term is defined in Rule 501(a) of Regulation D under the Securities Act of 1933, as amended (the “Securities Act”)), and the Company sold the securities in reliance upon an exemption from registration contained in Section 4(2) under the Securities Act. The securities sold may not be offered or sold in the United States absent registration or an applicable exemption from registration requirements.

The Purchase Agreement and the Registration Rights Agreement contain customary representations, warranties, agreements and conditions to completing future sale transactions, indemnification rights and obligations of the parties. The Company has the right to terminate the Purchase Agreement at any time, at no cost or penalty. Actual sales of shares of Common Stock to Lincoln Park under the Purchase Agreement will depend on a variety of factors to be determined by the Company from time to time, including, among others, market conditions, the trading price of the Common Stock and determinations by the Company as to the appropriate sources of funding for the Company and its operations. There are no trading volume requirements or restrictions under the Purchase Agreement. Lincoln Park has no right to require any sales by the Company, but is obligated to make purchases from the Company as it directs in accordance with the Purchase Agreement. Lincoln Park has covenanted not to cause or engage in any manner whatsoever, any direct or indirect short selling or hedging of our shares.

Common Stock and Warrant Registered Offering

On February 19, 2013, the Company entered into securities purchase agreements with certain institutional accredited investors, including certain current shareholders of the Company, to raise gross proceeds of $5,000,000, before placement agent’s fees and other offering expenses, in a registered offering. The Company will issue to the investors units of the Company’s securities consisting, in the aggregate, of 9,090,910 shares of the Company’s common stock and five-year warrants to purchase 6,363,637 shares of common stock. The purchase price paid by investors was $0.55 for each unit. Each warrant is immediately exercisable at $0.75 per share on or after February 22, 2013 and is subject to transfer restrictions, including among others, compliance with the state securities laws. The closing of the offering took place on February 22, 2013. Proceeds from the transaction will be used for general corporate and working capital purposes. The warrants are classified in equity.

Pursuant to the terms of the Placement Agent Agreement, the Company has agreed to pay an aggregate cash fee in the amount of $350,000 (the “Placement Fee”). The Company has also agreed to reimburse up to $52,000 for expenses incurred by the placement agent in connection with the offering. In addition, the Company granted to the placement agent warrants to purchase 136,364 shares of our common stock. The warrants will have the same terms as the investor warrants in this offering, except that the exercise price will be 120% of the exercise price of the investor warrants and may also be exercised on a cashless basis.

The offering was made pursuant to a shelf registration statement on Form S-3 (SEC File No. 333-183704, the base prospectus originally filed with the SEC on August 31, 2012, as subsequently amended and as supplemented by a prospectus supplement filed with the Securities and Exchange Commission on February 20, 2013).

The securities purchase agreements contain representations, covenants and other provisions customary for the agreements of this nature. In addition, such agreements provide for certain “piggy-back” registrations rights with respect to the Company’s securities (including shares to be issued upon warrant exercises) purchased in the offering by investors that are affiliates of the Company, such that the Company agreed, to the extent such affiliate investors are not able to resell such securities without restriction, to include such securities in its future registration statements, subject to applicable limitations. Also, to the extent that such securities have been not registered at the time the Company is required to file a registration statement in connection with the final milestone event relating to the February 2012 Aldagen acquisition, the affiliate investors will have the right to include such securities in such registration statement.

In connection with this offering, the Company and the Maryland Venture Fund (Maryland Department of Business and Economic Development), an investor in the above referenced offering (“MVF”), in compliance with MVF’s investment policies, agreed to execute a certain Stock Repurchase Agreement which requires the Company to repurchase the MVF’s investment, at MVF’s option, upon certain events outside of the Company’s control; provided, however, that in the event that, at the time of either such event the Company’s securities are listed on a national securities exchange, the foregoing repurchase will not be triggered. The common shares issued to MVF are classified as “contingently redeemable common shares” in the accompanying condensed consolidated balance sheet. The value of the warrants and offering expenses allocable to the contingently redeemable common shares was not material.

MidCap Credit and Security Agreement and Related Agreements

On February 19, 2013, the Company (and its wholly-owned subsidiaries, Aldagen, Inc. and Cytomedix Acquisition Company, LLC) entered into a Credit and Security Agreement (the “Credit Agreement”) with Midcap Financial LLC (“Midcap”), that provides for an aggregate term loan commitments of $7.5 million. The Company received the first tranche of $4.5 million on February 27, 2013. The second tranche of $3.0 million may be advanced to the Company, at the Company’s discretion, upon satisfaction of the following conditions: (i) if the Company achieves certain performance milestones for 2013 and (ii) raises an amount of not less than $5.0 million in the aggregate from (a) equity investors, and/or (b) partnership proceeds on or before July 31, 2013 (the “Capital Raise Event”).

The term loan will mature on August 19, 2016, and will be repaid on a straight-line amortization basis, with the first twelve months being an interest-only period and commencing on the thirteenth month the principal on both the first tranche and, if applicable, on the second tranche, will be amortized in equal monthly amounts through the maturity date.

In connection with the foregoing loan facility, the Company issued MidCap a seven-year warrant to purchase 1,079,137 shares of the Company’s common stock at the warrant exercise price of $0.70 per share. The exercise price and the number of shares issuable upon exercise of the warrant is subject to appropriate adjustment in the event of recapitalization events, stock dividends, stock splits, stock combinations, reclassifications or similar events affecting the Company’s common stock, and also upon any distributions of assets, including cash, stock or other property to the Company’s stockholders. The warrant contains a cashless exercise provision. The warrant is not and will not be listed on any securities exchange or automated quotation system. MidCap is an “accredited investor” (as such term is defined in Rule 501(a) of Regulation D under the Securities Act of 1933, as amended (the “Securities Act”)), and the Company sold the securities in reliance upon an exemption from registration contained in Section 4(2) under the Securities Act. The securities sold may not be offered or sold in the United States absent registration or an applicable exemption from registration requirements.

Interest on the outstanding balance of the term loan is payable monthly in arrears at an annual rate of the one-month London Interbank Offered Rate (LIBOR), plus 8.0%, subject to a LIBOR floor of 3%, and is calculated on the basis of the actual number of days elapsed in a 360 day year. In the event the term loan is prepaid by the Company prior to the end of its term, the Company will be required to pay to MidCap a fee equal to an amount determined by multiplying the outstanding amount on the loan by 5% in the first year, 3% in the second year and 1% after that.

Amounts borrowed under the Credit Agreement are secured by a first priority security interest on all existing and after-acquired assets of the Company, including the intellectual property of the Company and its subsidiaries.

The Credit Agreement contains events of default and remedies customary for loan transactions of this sort including, among others, those related to a default in the payment of principal or interest, a material inaccuracy of a representation or warranty, a default with regard to performance of certain covenants, a material adverse change (as defined in the Credit Agreement) occurs, and certain change of control events. In addition, the failure to consummate the Capital Raise Event constitutes an event of default under the Credit Agreement. The Company would also be in default under the Credit Agreement in the event of certain withdrawals, recalls, adverse test results or enforcement actions with respect to the Company’s products. Upon the occurrence of a default, in some cases following a notice and cure period, MidCap may accelerate the maturity of the loans and require the full and immediate repayment of all borrowings under the Credit Agreement. The Credit Agreement also contains financial and customary negative covenants, including with respect to the Company’s ability to sell, lease, transfer, assign, grant a security interest in or otherwise dispose of its assets except in the ordinary course of business, or incur additional indebtedness.

The Company plans to use the funds for general corporate and working capital purposes.

Release of the Worden Security Interest in the Licensed Patents

On February 19, 2013, the Company and Charles E. Worden Sr., an individual holder of security interest in patents pursuant to the Substitute Royalty Agreement, dated November 4, 2001 (the “SRA”), executed an Amendment to the SRA (the “SRA Amendment”) for the purposes of terminating and releasing the security interest and the reversionary interest under the terms of the SRA in exchange for the following consideration: (i) a one-time cash payment of $500,000 (to replace all future minimum monthly royalty payments), (ii) issuance of 250,000 shares of the Company’s common stock (the “Worden Shares”), and (iii) grant of the right to acquire up to 250,000 shares of the Company’s common stock pursuant to a seven-year warrant with the exercise price of $0.70 per share (the “Worden Warrant”). In addition, under the terms of the Amendment, Mr. Worden’s future annual royalty stream limitation was increased from $600,000 to $625,000. The exercise price and the number of shares issuable upon exercise of the Worden Warrant is subject to standard anti-dilution provisions. The Worden Warrants contain provisions that are customary for the instruments of this nature, including, among others, a cashless exercise provision. The warrants are classified as equity.

Mr. Worden is an “accredited investor” (as such term is defined in Rule 501(a) of Regulation D under the Securities Act, and the Company therefore sold the Worden Shares and the Worden Warrant in reliance upon an exemption from registration contained in Section 4(2) under the Securities Act. The securities sold may not be offered or sold in the United States absent registration or an applicable exemption from registration requirements.

JP Nevada Trust Note Amendment

On February 19, 2013, the Company and its wholly-owned subsidiary, Cytomedix Acquisition Company, LLC, the holder of the April 28, 2011 $2.1 million secured promissory note (the “JP Trust Note”), JP’s Nevada Trust (the “Lender”), agreed, in consideration for subordination of its security interest under the JP Trust Note to that of MidCap pursuant to the terms of the Subordination Agreement, to amend the JP Trust Note to (i) extend the maturity date of such note to November 19, 2016 and (ii) expand the Lender’s second lien security interest under the Note to include the assets of the Company and Aldagen, Inc., the Company’s wholly-owned subsidiary, in addition to the previously secured assets of Cytomedix Acquisition Company, LLC. The parties also agreed to amend the vesting schedule on the Lender’s warrants issued by the Company in April 2011 such that the remaining 250,000 warrant shares are exercisable immediately. Finally, the Company agreed to issue the Lender a new warrant to purchase up to 266,666 shares at an exercise price of $0.70 per share vesting as follows: (i) 133,333 shares may be exercised only if the JP Trust Note has not been paid by the fourth anniversary of its issuance, and (ii) the remaining 133,333 shares may be exercised only if the JP Trust Note has not been paid by the fifth anniversary of its issuance.

As disclosed in the Company’s Current Report on Form 8-K relating to the original issuance of the JP Trust Note, the Company’s payment obligations with respect to $1.4 million under the JP Trust Note were guaranteed by certain insiders, affiliates, and shareholders of the Company, including David E. Jorden, Chairman of the Board of the Company (the “Guarantors”). In light of the foregoing changes to the Lender’s warrant vesting schedule and issuance of new warrants the Lender, as described above, the disinterested members of the Board also: (i) reviewed and approved amendments to the warrant vesting schedule on the Guarantors’ warrants (including those held by Mr. Jorden) issued by the Company in April 2011 such that the remaining 500,000 warrant shares are exercisable immediately and (ii) granted the right to the Guarantors to acquire up to 533,334 shares of the Company’s common stock pursuant to warrants at the exercise price of $0.70 per share, vesting as follows: (i) 266,667 warrant shares may be exercised only if the JP Trust Note has not been prepaid by the fourth anniversary of its issuance, and (ii) the remaining 266,667 shares may be exercised only if the JP Trust Note has not been paid by the fifth anniversary of its issuance (including 107,143 of the previously issued warrants held by Mr. Jorden, which will now vest immediately, and (i) 57,143 of his warrant shares may be exercised only if the JP Trust Note has not been paid by the fourth anniversary of its issuance, and (ii) the remaining 57,143 shares may be exercised only if the JP Trust Note has not been paid by the fifth anniversary of its issuance).

The warrant was sold in a transaction exempt from registration under the Securities Act of 1933, in reliance on Section 4(2) thereof. The Lender and each of the Guarantors are “accredited investors” (as such term is defined in Rule 501(a) of Regulation D under the Securities Act, and the Company sold the securities in reliance upon an exemption from registration contained in Section 4(2) and Rule 506 under the Securities Act. The securities sold may not be offered or sold in the United States absent registration or an applicable exemption from registration requirements.

JMJ Financial Note Amendment and Subordination

On February 19, 2013, the Company and JMJ Financial (“JMJ”), the holder of certain convertible promissory notes issued by the Company (together, the “JMJ Notes”), agreed, in consideration of the subordination of JMJ’s rights and remedies under the JMJ Note to that of MidCap pursuant to the terms of the certain Subordination Agreement (the “JMJ Subordination Agreement”), to amend the JMJ Notes to extend the maturity date of the JMJ Notes to the later of (i) three years from the effective date of such notes or (ii) the date that is one business day following the date the MidCap loan is paid in full. In addition, JMJ converted $100,000 of the outstanding balance on one of the JMJ Notes into shares of the Company’s common stock and the Company remitted a payment in the amount of $370,000 to partially satisfy one of the JMJ Notes, with approximately $750,000 of the JMJ Notes to remain currently outstanding.

Note 17 — Capital Stock

The Company has several classes of stock as described below.

Common Stock

Common stock has a par value of $.0001 per share and is limited to a maximum of 160,000,000 shares. It is subordinate to Series A, B, C, and D Convertible Preferred stock and to all other classes and series of equity securities of the Company which by their terms rank senior to it, in the event of a liquidation, dissolution, or winding up of the Company or with regard to any other rights, privileges or preferences. Each share of Common stock represents the right to one vote. Holders of Common stock are entitled to receive dividends as may be declared by the Board of Directors, subject to the limitations in the terms of the Series A, B, C, and D Convertible Preferred stock described below.

Series A Convertible Preferred Stock

The Series A Convertible Preferred stock (the “Series A”) was redeemed in February 2012.

Series A stock has a par value of $.0001 per share and is limited to a maximum of 5,000,000 shares. It has a stated liquidation preference of $1.00 per share and preference over and rank senior to (i) Series B Convertible Preferred stock, (ii) Common stock, and (iii) all other classes and series of equity securities of the Company which by its terms do not rank senior to the Series A stock. The Series A stock contains a negative covenant prohibiting the Company from granting any security interest in the Company’s patents and/or future royalty streams (“Intellectual Property”). The holders of record of shares are entitled to receive cumulative dividends at the rate of 8% of the stated liquidation preference amount per share per annum, payable quarterly in arrears. These dividends are prior and in preference to any declaration or payment of any distribution on any outstanding shares of Common stock or any other equity securities of the Company ranking junior as to the payment of dividends. Dividends are to be paid in shares of Series A stock or, in the sole discretion of the Board of Directors, in cash. Each share of Series A stock shall entitle the holder thereof to vote on all matters voted on by holders of Common stock of the Company voting together as a single class with the other shares entitled to vote.

Each share of Series A stock may be converted into Common stock at a conversion rate equal to 90% of the twenty-day average closing price of the Company’s Common stock, but in no case shall this price be less than $3.00 per share. The Company may redeem Series A stock for cash at a price per share equal to 104% of the liquidation preference amount plus all accrued but unpaid dividends, by providing proper notice of not less than 10 days nor more than 60 days prior to a redemption date set by the Company.

Series B Convertible Preferred Stock

The Series B Convertible Preferred stock (the “Series B”) was redeemed in February 2012.

Series B stock has a par value of $.0001 per share and is limited to a maximum of 5,000,000 shares. It has a stated liquidation preference of $1.00 per share, is subordinate to the Series A stock, and has preference over and ranks senior to (i) Common stock, and (ii) all other classes and series of equity securities of the Company which by its terms do not rank senior to the Series B stock. The Series B stock contains a negative covenant prohibiting the Company from granting any security interest in the Company’s Intellectual Property. The holders of record of shares are entitled to receive cumulative dividends at the rate of 8% of the stated liquidation preference amount per share per annum, payable quarterly in arrears. These dividends are prior and in preference to any declaration or payment of any distribution on any outstanding shares of Common stock or any other equity securities of the Company ranking junior as to the payment of dividends. Dividends are to be paid in shares of Series B stock or, in the sole discretion of the Board of Directors, in cash. Each share of Series B stock shall entitle the holder thereof to vote on all matters voted on by holders of Common stock of the Company voting together as a single class with the other shares entitled to vote.

Each share of Series B stock may be converted into Common stock at a conversion rate equal to 90% of the twenty-day average closing price of the Company’s Common stock, but in no case shall this price be less than $3.00 per share. The Company may redeem Series B stock for cash at a price per share equal to 103% of the liquidation preference amount plus all accrued but unpaid dividends, by providing proper notice of not less than 10 days nor more than 60 days prior to a redemption date set by the Company.

Series C Convertible Preferred Stock

The Board of Directors retired the Company’s Series C Convertible Preferred stock on March 28, 2011. There was no such stock outstanding at the time of retirement.

The Series C stock had a par value of $.0001 per share and was limited to a maximum of 1,000 shares. It had a stated liquidation preference of $10,000 per share, and ranks junior to the Series A stock regarding distributions upon liquidation of the Company. Series C stock ranked junior to the Series B stock solely with respect to the priority security interest in the Company’s Intellectual Property. The shares accrued dividends at 6% of the stated liquidation preference amount from the date of issuance and increased to 8% commencing on September 25, 2005, and were payable annually in cash or shares of Common stock at the option of the Company. The Series C stock ranked pari passu with Series A stock and Series B stock with respect to payment of dividends.

Series D Convertible Preferred Stock

The 10% Series D Convertible Preferred stock (the “Series D”) was converted into Common stock in February 2012.

The Company’s Board designated 2,000,000 shares of the preferred stock as the Series D stock with a stated value of $1,000 per share. The Series D stock earned cumulative dividends at the rate of 10% per annum, payable quarterly in cash in arrears on January 15, April 15, July 15 and October 15, beginning on July 15, 2010, or, in the Company’s sole discretion, in shares of Common stock valued at the 5-day volume weighted average price ending 3 days immediately preceding the dividend due date, but in no case at a price less than $0.40 per share. The Series D stock was convertible, at the holder’s option, into shares of Common stock at a conversion price equal to $0.4392. Upon any liquidation, dissolution or winding-up of our company, whether voluntary or involuntary, the holders were entitled to receive out of the Company’s assets an amount equal to the stated value, plus any accrued and unpaid dividends thereon and any other fees then due and owing thereon, for each share of Series D stock before any distribution or payment is made to the holders of any junior securities. The holders of the Series D stock could vote their shares on a “one share one vote” basis. At any time after the third anniversary of the issuance date, the Company could redeem some or all of the then outstanding Series D stock, for cash equal to 100% of the aggregate stated value and accrued but unpaid dividends. The Series D stock also provided that with limited exceptions as discussed below, in no event would the Company effect any conversion of the Series D stock and the holder of the Series D stock would not have the right to convert the Series D stock, to the extent that such conversion would result in beneficial ownership by the holder of the Series D stock and its affiliates in excess of 9.99% of the then outstanding shares of Common stock (after taking into account the shares to be issued to the holder upon such conversion). The Series D stock holder could decrease the foregoing threshold upon 61 days’ notice of such decrease to us. The Series D stock was not listed on any securities exchange or automated quotation system.

Warrants and Options

The Company had the following outstanding warrants and options at December 31:

	# Outstanding
Equity Instrument	December 31, 2012	December 31, 2011
Fitch/Coleman Warrants (1)	975,000	975,000
August 2008 Warrants (2)	—	1,000,007
August 2009 Warrants (3)	1,070,916	1,489,884
April 2010 Warrants (4)	1,295,138	4,128,631
Guarantor 2010 Warrants (5)	—	1,333,334
October 2010 Warrants (6)	1,488,839	1,863,839
Guarantor 2011 Warrants (7)	916,665	2,500,000
February 2012 Inducement Warrants (8)	1,180,547	—
February 2012 Aldagen Warrants (9)	2,115,596	—
Other warrants (10)	200,000	360,149
Options issued under the Long-Term Incentive Plan (11)	7,866,953	6,275,555

(1)	These warrants were issued in connection with the August 2, 2007 Term Sheet Agreement and Shareholders’ Agreement with the Company’s outside patent counsel, Fitch Even Tabin & Flannery and The Coleman Law Firm, and have a 7.5 year term. The strike prices on the warrants are: 325,000 at $1.25 (Group A); 325,000 at $1.50 (Group B); and 325,000 at $1.75 (Group C). The Company may call up to 100% of these warrants, provided that the closing stock price is at or above the following call prices for ten consecutive trading days: Group A — $4/share; Group B — $5/share; Group C — $6/share. If the Company exercises its right to call, it shall provide at least 45 days notice for one-half of the warrants subject to the call and at least 90 days notice for the remainder of the warrants subject to the call.

(2)	These warrants were issued in connection with the August 2008 financing and were voluntarily exercisable at $1.00 per share, provided that the exercise does not result in the holder owning in excess of 9.99% of the outstanding shares of the Company’s Common stock. Warrants to purchase 415,335 shares expired without exercise on August 29, 2012.

(3)	These warrants were issued in connection with the August 2009 financing, are voluntarily exercisable at $0.51 per share and expire in February 2014. These amounts reflect adjustments for an additional 420,896 warrants due to anti-dilutive provisions. These warrants were previously accounted for as a derivative liability through January 28, 2011. At that time, they were modified to remove non-standard anti-dilution clauses and the associated derivative liability and related deferred financing costs were reclassified to APIC.

(4)	These warrants were issued in connection with the April 2010 Series D preferred stock offering, are voluntarily exercisable at $0.54 per share and expire on April 9, 2015.

(5)	These warrants were issued in April 2010 pursuant to the Guaranty Agreements executed in connection with the Promissory Note payable to Sorin existing at that time. These warrants had an exercise price of $0.54 per share and were fully exercised as of June 30, 2012.

(6)	These warrants were issued in connection with the October 2010 financing. They have an exercise price of $0.60 and expire on April 7, 2016. These warrants were previously accounted for as a derivative liability through January 28, 2011. At that time, they were modified to remove non-standard anti-dilution clauses and the associated derivative liability and related deferred financing costs were reclassified to APIC.

(7)	These warrants were issued pursuant to the Guaranty Agreements executed in connection with the Promissory Note issued in April 2011. These warrants have an exercise price of $0.50 per share and expire on April 28, 2016.

(8)	These warrants were issued in connection with the February 2012 warrant exercise agreements executed with certain existing Cytomedix warrant holders. These warrants have an exercise price of $1.42 per share and expire on December 31, 2014.

(9)	These warrants were issued in February 2012 in connection with the warrant exchange agreements between Cytomedix and various warrant holders of Aldagen. These warrants have an exercise price of $1.42 per share and expire on December 31, 2014.

(10)	These warrants were issued to consultants and other professional service providers in exchange for services provided. As of December 31, 2012, they have term of 10 years with an expiration date of February 24, 2014 and exercise price of $1.50. They are vested and voluntarily exercisable. There is no call provision associated with these warrants.

(11)	These options were issued under the Company’s Long-Term Incentive Plan approved by shareholders. See Note 18 for a full discussion regarding these options.

Activity

The Company issued 38,272,094 shares of common stock during 2012. The following table lists the sources of and the proceeds from those issuances:

Source	# of Shares	Total Proceeds
Conversion of Series D Convertible Preferred shares	7,460,350	$—
Inducement to remaining shareholders of Series D Convertible Preferred stock to convert all outstanding shares	330,000	$—
Conversion of Series E Convertible Preferred shares	13,399,986	$—
Exercise of August 2008 warrants	584,672	$584,672
Exercise of August 2009 warrants	418,968	$213,674
Exercise of April 2010 warrants	2,833,493	$1,521,028
Exercise of Guarantor 2010 warrants	1,333,334	$715,734
Exercise of October 2010 warrants	375,000	$225,000
Exercise of Guarantor 2011 warrants	1,583,335	$791,667
Exercise of options issued under the Long-Term Incentive Plan	35,602	$15,185
Common stock issued in lieu of cash for dividend payable on Series D Convertible Preferred shares	76,461	$—
Partial conversion of 4% Convertible Notes	1,062,500	$—
Sale of shares pursuant to private offering	4,231,192	$5,000,000
Sale of shares pursuant to October 2010 equity purchase agreement	4,350,000	$4,493,902
Common stock issued in lieu of cash for fees incurred pursuant to October 2010 equity purchase agreement	179,701	$—
Common stock issued in lieu of cash for consultant	17,500	$—
Totals	38,272,094	$13,560,862

The Company issued 11,432,549 shares of common stock during 2011. The following table lists the sources of and the proceeds from those issuances:

Source	# of Shares	Total Proceeds
Conversion of Series D Convertible Preferred shares	34,153	$—
Exercise of August 2009 warrants	374,561	$191,026
Common stock issued in lieu of cash for dividend payable on Series D Convertible Preferred shares	714,126	$—
Conversion of 12% Convertible Notes completed in Fourth Quarter 2011	1,200,000	$—
Sale of shares pursuant to private offering completed in Second Quarter 2011	984,850	$325,000
Sale of shares pursuant to October 2010 equity purchase agreement	7,913,804	$3,449,330
Common stock issued in lieu of cash for fees incurred pursuant to October 2010 equity purchase agreement	211,055	$—
Totals	11,432,549	$3,965,356

The Company issued 6,830,115 shares of Common stock during 2010. The following table lists the sources of and the proceeds from those issuances:

Source	# of Shares	Total Proceeds

Conversion of Series D Convertible Preferred shares	762,750	$—
Exercise of August 2009 warrants	274,251	$165,703
Common stock issued in lieu of cash for dividend payable on Series D Convertible Preferred shares	371,927	$—
Sale of shares pursuant to registered direct offering completed in Fourth Quarter 2010	3,727,677	$1,506,000
Sale of shares pursuant to October 2010 equity purchase agreement	1,350,000	$613,920
Common stock issued in lieu of cash for fees incurred pursuant to October 2010 equity purchase agreement	343,510	$—

Totals	6,830,115	$2,285,623

The Company has used the cash proceeds from these 2012, 2011, and 2010 issuances for general corporate and research and development purposes. The issuance of shares of the Company’s securities were either registered under the Securities Act or made in reliance on the private offering exemptions contained in Section 4(2) of the Securities Act and regulations promulgated thereunder, and in reliance on similar exemptions under applicable state laws as a transaction not involving a public offering. None of these transactions involved any underwriters, underwriting discounts or commissions.

In 2012, the Company granted 2,271,500 options to purchase the Company’s common stock with exercise prices ranging from $0.72 to $2.28 under the LTIP (see Note 18).

During the year ended December 31, 2012, 804,649 stock options and compensatory warrants expired or were forfeited by contract due to the termination of the underlying service arrangement.

On January 17, 2012, pursuant to the terms of the Certificate of Designation, the Company paid a dividend on its Series D Preferred stock in the form of shares of its common stock. The total dividend paid to all Series D Preferred stock holders was 76,461 common shares.

On February 8, 2012, in connection with the acquisition of Aldagen, the Company sold 4,231,192 shares of common stock at a purchase price of $1.18 per share for an aggregate amount of $5 million to certain owners of Aldagen. The shares were sold in transactions exempt from registration under the Securities Act of 1933, in reliance on Section 4(2) thereof and Rule 506 of Regulation D thereunder. Each purchaser represented that it was an “accredited investor” as defined in Regulation D.

On February 8, 2012, in connection with the acquisition of Aldagen, Series D convertible preferred stockholders converted their preferred stock into 7,460,350 shares of common stock. In order to induce such conversion the Company issued an aggregate of 330,000 additional shares of common stock to these shareholders.

On February 8, 2012, in connection with the acquisition of Aldagen, the Company issued 135,398 shares of its newly designated Series E convertible preferred stock. These shares automatically converted into 13,539,816 shares of Common stock upon shareholder approval of an increase in the Company’s authorized Common stock at a special shareholders’ meeting held on May 18, 2012. In July 2012, Aldagen’s former investors agreed to release 139,830 Common shares held in escrow to offset their liability for excess transaction expenses incurred by the Company in its acquisition of Aldagen.

On February 8, 2012, in connection with the acquisition of Aldagen, the Company executed warrant exercise agreements with various existing Cytomedix warrant holders. These agreements obligated the warrant holders to exercise approximately $2.8 million worth of warrants, representing 5,288,256 shares, no later than June 30, 2012. As of June 30, 2012, these warrant exercise agreements had been fulfilled. The Company issued 1,180,547 of new warrants to the shareholders as an inducement for their commitment. The new warrants have an exercise price of $1.42 per share and expire December 31, 2014. Of these warrants, 30% vested upon issuance and 70% will vest only upon the achievement of certain clinical milestones defined in the exchange and purchase agreement related to the Aldagen acquisition.

On February 8, 2012, in connection with the acquisition of Aldagen, the Company issued 2,115,596 warrants to existing Aldagen warrant holders in exchange for then existing Aldagen warrants. The new warrants have an exercise price of $1.42 per share and expire December 31, 2014. Of these warrants, 30% vested upon issuance and 70% will vest only upon the achievement of certain clinical milestones defined in the exchange and purchase agreement related to the Aldagen acquisition.

On February 13, 2012, the Company redeemed all of the then outstanding Series A and B convertible preferred stock for an aggregate amount of approximately $170,000 and satisfied all accrued, but unpaid, dividends on said stock in the aggregate amount of approximately $37,000.

In 2011, the Company granted 1,000,500 options to purchase the Company’s common stock with exercise prices ranging from $0.35 to $0.80 under the LTIP (see Note 18).

During the year ended December 31, 2011, 112,482 stock options and compensatory warrants expired or were forfeited by contract due to the termination of the underlying service arrangement.

On December 30, 2011, the Company issued 1,200,000 shares of common stock to various holders of 12% Convertible Promissory Notes dated July 15, 2011, pursuant to certain debt conversion agreements (see Note 15).

On October 17, 2011, pursuant to the terms of the Certificate of Designation, the Company paid a dividend on its Series D Preferred stock in the form of shares of its Common stock. The total dividend paid to all Series D Preferred stock holders was 156,833 common shares.

On July 18, 2011, pursuant to the terms of the Certificate of Designation, the Company paid a dividend on its Series D Preferred stock in the form of shares of its Common stock. The total dividend paid to all Series D Preferred stock holders was 207,189 Common shares.

On April 29, 2011, the Company sold 984,850 shares of common stock at a purchase price of $0.33 per share to four investors. The shares were sold in transactions exempt from registration under the Securities Act of 1933, in reliance on Section 4(2) thereof and Rule 506 of Regulation D thereunder. Each purchaser represented that it was an “accredited investor” as defined in Regulation D.

On April 18, 2011, pursuant to the terms of the Certificate of Designation, the Company paid a dividend on its Series D Preferred stock in the form of shares of its Common stock. The total dividend paid to all Series D Preferred stock holders was 207,189 common shares.

On March 28, 2011, the Board of Directors retired the Company’s Series C Convertible Preferred stock; there was no such stock outstanding at the time of retirement.

On January 18, 2011, pursuant to the terms of the Certificate of Designation, the Company paid a dividend on its Series D Preferred stock in the form of shares of its Common stock. The total dividend paid to all Series D Preferred stock holders was 142,915 common shares.

In 2010, the Company granted 733,000 options to purchase the Company’s common stock with exercise prices ranging from $0.47 to $0.61 under the LTIP (see Note 18).

During the year ended December 31, 2010, 851,500 stock options and compensatory warrants expired or were forfeited by contract due to the termination of the underlying service arrangement.

On October 15, 2010, pursuant to the terms of the Certificate of Designation, the Company paid a dividend on its Series D Preferred stock in the form of shares of its common stock. The total dividend paid to all Series D Preferred stock holders was 196,878 common shares.

On October 7, 2010, Cytomedix entered into securities purchase agreements with investors to raise gross proceeds of approximately $1.5 million, before offering related expenses, in a registered direct offering of 3,727,677 shares of its common stock and warrants to purchase 1,863,839 shares of common stock. The per share purchase price paid by investors was $0.40, the purchase price paid by affiliate investors was $0.53. The warrants expire after five years and are exercisable at $0.60 per share on or after April 7, 2011. The Company expects to use the proceeds from this transaction for debt servicing and general corporate and working capital purposes. The Company’s total expense in connection with this offering is $199,000.

On October 6, 2010, Cytomedix entered into a certain Purchase Agreement (the “LPA”) with Lincoln Park Capital Fund, LLC (“LPC”), which provides that, upon the terms and subject to the conditions and limitations set forth therein, LPC is committed to purchase up to an aggregate of $1.5 million of the Company’s shares of common stock, including up to 91,784 commitment shares, over the 25-month term of the LPA. Under this LPA, the Company has the right, in its sole discretion, on every other business day, to present LPC with a purchase notice, directing LPC (as principal) to purchase up to 150,000 shares of the Company’s common stock per trading day, up to $1.5 million of the Company’s common stock in the aggregate over the 25-month term of the LPA, at a per share price (the “Purchase Price”) calculated as the lower of (i) the lowest trading price on the date of sale or (ii) the arithmetic average of the three lowest closing sale prices for the common stock during the 12 consecutive business days ending on the business day immediately preceding the purchase date of those securities. The LPA provides in no event shall the Purchase Price be less than $0.30 per share. The Company will control the timing and amount of any sales of its common stock to LPC. LPC has no right to require any sales by the Company, but is obligated to make purchases from the Company as the Company directs in accordance with the LPA. The Company also can accelerate the amount of common stock to be purchased under certain circumstances. There are no limitations on use of proceeds, financial or business covenants, restrictions on future fundings, rights of first refusal, participation rights, penalties or liquidated damages in the LPA. The Company did not pay any expense reimbursement or placement agent fee in connection with the LPA. The LPA may be terminated by the Company at any time, at its discretion, without any penalty or cost to the Company. The Company’s ability to sell its shares to LPC is also subject to its obtaining all necessary consents, amendments or waivers as may be required. Under the LPA, the Company may not sell to LPC any shares of its common stock in excess of 19.99% of its shares of common stock outstanding, unless and until such issuances are approved by our shareholders, in the event such approval is required under the rules and regulations of the trading market where the Company’s securities are then listed. The LPA contains customary representations, warranties, covenants, closing conditions and indemnification and termination provisions by, among and for the benefit of the parties. LPC has covenanted not to cause or engage in any manner whatsoever, any direct or indirect short selling or hedging of the Company’s shares of common stock. The net proceeds the Company may receive will depend on the frequency and prices at which it sells shares of stock to LPC under the LPA and the maximum proceeds it may receive over the 25-month term of the agreement is $1.5 million. The Company expects that any proceeds received by the Company from sales of the Company’s common stock to LPC under the LPA, when such sales are made, will be used for debt servicing and general corporate and working capital purposes.

On October 5, 2010, we entered into a $10 million Purchase Agreement (the “Purchase Agreement”) with LPC, together with a Registration Rights Agreement (the “Registration Rights Agreement”), whereby LPC has agreed to purchase up to $10 million of the Company’s common stock over a 25-month period. Under the Registration Rights Agreement, the Company agreed to file a registration statement related to the transaction with the U.S. Securities & Exchange Commission (“SEC”) covering the shares that have been or may be issued to LPC under the Purchase Agreement. After the SEC has declared effective such registration statement, the Company has the right, but not the obligation, over a 25-month period, to sell shares of its common stock to LPC in amounts of up to 150,000 shares per business day every other business day, depending on certain conditions as set forth in the Purchase Agreement, up to the aggregate amount of $10 million. The purchase price for the shares of common stock to be purchased by LPC will be the lower of (i) the lowest trading price on the date of sale or (ii) the arithmetic average of the three lowest closing sale prices for the common stock during the 12 consecutive business days ending on the business day immediately preceding the purchase date of those securities. In no event, however, will the additional shares be sold to LPC at a price of less than $0.30 per share. In consideration for entering into the Purchase Agreement, the Company issued to Lincoln Park 305,944 shares of restricted common stock as an initial commitment and is required to issue up to 336,538 additional commitment shares of common stock, pro rata, as the Company requires LPC to purchase the Company’s shares under the Purchase Agreement over the term of the agreement. The Company can also accelerate the amount of common stock to be purchased under certain circumstances. The Purchase Agreement may be terminated by the Company at any time at the Company’s discretion without any cost to the Company. Under the Purchase Agreement, the Company may not sell to LPC any shares of its common stock in excess of 19.99% of its shares of common stock outstanding, unless and until such issuances are approved by our shareholders, in the event such approval is required under the rules and regulations of the trading market where the Company’s securities are then listed. The Company’s ability to sell its shares to LPC is also subject to its obtaining all necessary consents, amendments or waivers as may be required. The proceeds received by the Company under the Purchase Agreement are expected to be used for debt servicing, working capital and general corporate purposes.

On July 15, 2010, pursuant to the terms of the Certificate of Designation, the Company paid a dividend on its Series D Preferred stock in the form of shares of its Common stock. The total dividend paid to all Series D Preferred stock holders was 175,049 Common shares.

On April 9, 2010, in connection with the Guaranty Agreements, the Company issued warrants to the Guarantors to purchase an aggregate 1,333,334 shares of Common stock of the Company. The warrants expire after five years and are exercisable at $0.5368 per share (see Note 17).

On April 9, 2010, the Company entered into Subscription Agreements with certain accredited investors (the “Purchasers”), with respect to the sale of its (i) 10% Series D Convertible Preferred stock (the “Preferred Stock”), and (ii) warrants to purchase shares of Common stock of the Company (the “Warrants”) (together, the “Securities”), for gross proceeds of $3.65 million (before customary offering expenses of approximately $423,000, and excluding any proceeds that Cytomedix may receive upon exercise of the Warrants) (the “Preferred Stock Offering”). The Preferred Stock earns dividends at the rate of 10% per annum, payable quarterly in cash or, in the Company’s sole discretion, in shares of the Company’s Common stock. The Preferred Stock may be converted, at the holder’s option, into fully paid and non-assessable shares of the Common stock at the conversion price equal to 90% of the volume weighted average price (“VWAP”) for the 10 trading days prior to the closing date, or $0.4392. The conversion price on the Preferred Stock for affiliate investors is $0.5580. Upon any liquidation, dissolution or winding-up of the Company, whether voluntary or involuntary, the holders will be entitled to receive out of the Company’s assets an amount equal to the stated value, plus any accrued and unpaid dividends thereon and any other fees then due and owing thereon, for each share of Preferred Stock before any distribution or payment is made to the holders of any junior securities. At any time after the third anniversary of the issuance date, the Company may redeem some or all of the then outstanding Preferred Stock for cash in an amount equal to the stated value of the outstanding Preferred Stock plus any accrued dividends. The Preferred Stock will not be listed on any securities exchange or automated quotation system. The Purchasers were also issued five-year Warrants to purchase, in the aggregate, 4,128,631 shares of Common stock, which number represents 50% of shares of Common stock underlying the Preferred Stock as of the closing of the Preferred Stock Offering, at an exercise price per share of $0.5368. Each Warrant is exercisable immediately on the date of issuance and will expire on April 9, 2015. In accordance with the terms of the Registration Rights Agreement executed by the Company in connection with the April 2010 private offering, the Company filed a registration statement on Form S-3 with the SEC to register the resale of the Company’s common stock underlying certain securities sold in the April 2010 private offering. The registration statement was declared effective by the SEC on November 3, 2010. The Preferred Stock and Warrants are classified as equity. The proceeds from the Preferred Stock Offering were allocated among Preferred Stock and Warrants based on their relative fair values. Pursuant to the terms of the Preferred Stock Offering, a beneficial conversion feature in the amount of $1,948,155 was recorded and fully amortized in April 2010 and is reflected in the Preferred dividend section of the statement of operations. The beneficial conversion feature represents the intrinsic value of the Preferred Stock which results from the effective conversion price of the convertible preferred stock being lower than the fair value of the underlying common stock on the date of issuance.

No dividends were declared or paid on the Company’s Common stock in 2012, 2011, and 2010.

At December 31, the following amounts were accrued for dividends payable:

	2012	2011
Series A Preferred Stock	$—	$21,388
Series B Preferred Stock	—	15,206
Series D Preferred Stock	—	68,939
	$—	$105,533

Long-Term Incentive Plan and Other Compensatory Awards	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
Note 18 — Long-Term Incentive Plan and Other Compensatory Awards

Cytomedix has a shareholder-approved, LTIP that permits incentive awards of options, stock appreciation rights, restricted stock awards, phantom stock awards, performance unit awards, dividend equivalent awards and other stock-based awards. Cytomedix may issue up to 10,500,000 shares of stock under this LTIP. At December 31, 2012, 2,101,245 shares were available for future grants. Of all options granted through December 31, 2012, 531,802 had been exercised and 7,866,953 remained outstanding. Option terms are set by the Board of Directors for each option grant, and generally vest immediately upon grant or over a period of time ranging up to three years, are exercisable in whole or installments, and expire ten years from the date of grant. Outstanding options expire at various dates through November 13, 2022.

A summary of option activity under the LTIP as of December 31, 2012, and changes during the year then ended is presented below:

LTIP Options	Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at January 1, 2012	6,275,555	$1.23
Granted	2,271,500	$1.41
Exercised	(35,602)	$0.43
Forfeited or expired	(644,500)	$1.24
Outstanding at December 31, 2012	7,866,953	$1.28	5.4	$463,577
Exercisable at December 31, 2012	6,662,290	$1.30	4.8	$463,577

The weighted-average grant-date fair value of stock options granted under the LTIP during the years 2012 and 2011 was $1.19 and $0.59, respectively. No stock options were exercised under the LTIP during the fiscal year ended December 31, 2011.

The following table summarizes information about stock options outstanding as of December 31, 2012:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number of Outstanding Shares	Weighted Average Remaining Contract Life	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$0.30 – $1.50	6,153,453	5.9	$0.99	5,022,290	$0.97
$1.51 – $3.00	1,643,500	3.5	$2.20	1,570,000	$2.20
$3.01 – $4.50	0	—	—	0	—
$4.51 – $6.00	70,000	3.0	$5.20	70,000	$5.20

As of December 31, 2012, there was approximately $1,022,000 of total unrecognized compensation cost related to non-vested stock options granted under the LTIP. That cost is expected to be recognized over a weighted-average period of 0.9 years. The total fair value of stock options granted under the LTIP that vested during the fiscal years ended December 31, 2012 and 2011 was approximately $1,828,000 and $433,000, respectively.

Additionally, the Company has issued certain compensatory warrants outside of the LTIP, in exchange for the performance of services. A summary of service provider warrant activity as of December 31, 2012, and changes during the year then ended is presented below:

Warrants to Service Providers	Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at January 1, 2012	1,335,149	$1.52
Granted	0	—
Exercised	0	—
Forfeited or expired	(160,149)	$1.65
Outstanding at December 31, 2012	1,175,000	$1.50	1.9	$0
Exercisable at December 31, 2012	1,175,000	$1.50	1.9	$0

There were no compensatory warrants granted or exercised during the fiscal year ended December 31, 2011.

The following table summarizes information about compensatory warrants outstanding as of December 31, 2012:

	Warrants Outstanding			Warrants Exercisable
Range of Exercise Prices	Number of Outstanding Shares	Weighted Average Remaining Contract Life	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$1.25 – $1.50	850,000	1.9	$1.40	850,000	$1.40
$1.75	325,000	2.1	$1.75	325,000	$1.75

As of December 31, 2012, there was no remaining unrecognized compensation cost related to warrants and the balance of unamortized compensation for Common stock granted to non-employees was $15,000.

The Company has recorded stock-based compensation expense as follows:

	Year Ended December 31
Stock-Based Expense	2012	2011	2010
Awards under the LTIP	$2,027,031	$305,180	$410,961
Awards outside the LTIP	20,700	—	—
	$2,047,731	$305,180	$410,961
Included in Statements of Operations caption as follows:
Salaries and wages	$1,389,001	$155,097	$277,945
Consulting expense	275,924	64,006	50,693
General and administrative	382,806	86,077	82,323
	$2,047,731	$305,180	$410,961

Supplemental Cash Flow Disclosures - Non-Cash Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Cash Flow, Supplemental Disclosures [Text Block]

Note 15 — Supplemental Cash Flow Disclosures — Non-Cash Transactions

Non-cash transactions for the three months ended March 31, 2013 include:

2013
Conversion of convertible debt to common stock	$75,335
Common Stock issued for committed equity financing facility	262,500
Increase in fair value of embedded conversion option upon modification of convertible debt	151,032
Warrants issued for loan modification	151,758
Warrants issued for term loan	568,324
Issuance of Common Stock and warrants for release of security interest in patents	325,693
Obligation to issue shares for professional services	17,850
Warrants issued to investors in connection with the registered direct offering	3,601,354
Warrants issued to placement agent in connection with the registered direct offering	75,981

Note 19 — Supplemental Cash Flow Disclosures — Non-Cash Transactions

Non-cash Investing and Financing transactions for years ended December 31 include:

	2012	2011	2010
Preferred dividends paid by issuance of stock	$82,500	$333,556	$189,500
Accrued dividends on preferred stock	—	346,236	275,068
Reclassification of derivative liabilities for modified warrant agreements	—	1,434,322	—
Discharge of previously deferred financing costs for modified warrant agreements	—	136,543	—
Derivative liability for embedded conversion option	—	2,085,513	—
Conversion of convertible debt to common stock	924,904	600,000	—
Business combination:
Inventory acquired	—	—	1,151,035
Property and equipment acquired	—	—	768,000
Goodwill and intangible assets	—	—	4,089,823
Deferred charges	—	—	655,260
Note Payable for balance of acquisition	—	—	4,008,858
Issuance of Series E liability	18,955,742	—	—
Issuance of contingent consideration	11,109,020	—	—
Issuance of replacement warrants	1,883,751	—	—
Common stock issued in satisfaction of subscription receivable	2,790,107	—	—
Effect of cancellation of escrowed shares	195,132	—	—
Obligation to issue shares for professional services	30,000	—	—

Cash paid for interest was $342,000, $424,000, and $371,000 in 2012, 2011, and 2010, respectively. There were no income taxes paid in 2012, 2011, and 2010.

Operating Leases	12 Months Ended
Dec. 31, 2012
Leases of Lessee Disclosure [Text Block]
Note 20 — Operating Leases

The Company leases its office spaces under operating leases with future minimum lease payments as indicated in the table below:

Years ending December 31:
2013	$239,224
2014	$52,711
2015	53,803
2016	54,927
2017	37,127
Thereafter	—
Total future minimum lease payments	$437,792

The Company’s primary office and warehouse facilities are located in Gaithersburg, Maryland, and comprise approximately 7,200 square feet. This facility falls under two leases with monthly rent, including our share of certain annual operating costs and taxes, at approximately $6,000 and $4,000 per month with the leases expiring December 2013 and August 2017, respectively. The Company also leases a 16,300 square foot facility located in Durham, North Carolina. This facility falls under two leases with monthly rent, including our share of certain annual operating costs and taxes, at approximately $11,000 and $6,000 per month with the leases expiring April and December 2013, respectively.

For the years ended December 31, 2012, 2011, and 2010, the Company incurred rent expense of approximately $289,000, $65,000, and $77,000, respectively.

Certain Balance Sheet Items (Aldagen Inc [Member])	12 Months Ended
Dec. 31, 2011
Aldagen Inc [Member]
Certain Balance Sheet Items Disclosure [Text Block]

3. Certain Balance Sheet Items

Inventories consist of the following as of December 31, 2011 and 2010:

	2011	2010

Raw materials	$11,352	$13,191
Finished goods	39,854	46,588
Total inventories	$51,206	$59,779

The Company recognized $74,399 of expense related to inventory obsolescence reserves or other inventory write-downs for the period from March 3, 2000 (inception) through December 31, 2011. During the year-ended December 31, 2011, there were inventory write-downs totaling $17,986.

Property and equipment consist of the following as of December 31:

	2011	2010

Lab equipment	$1,886,259	$1,883,836
Leasehold improvements	1,285,036	1,285,036
Computer equipment and software	171,628	171,628
Furniture and fixtures	79,838	79,838
Total	3,422,761	3,420,338
Less accumulated depreciation and amortization	(2,614,809)	(2,252,564)
Property and equipment, net	$807,952	$1,167,774

Depreciation and amortization expense relating to property and equipment, including equipment recorded under capital leases and leasehold improvements, for the years ended December 31, 2011 and 2010, and for the period from March 3, 2000 (inception) through December 31, 2011, was $362,246, $442,505 and $3,141,160, respectively.

Accrued expenses consist of the following as of December 31:

	2011	2010

Research and development expense	$66,606	$14,465
Compensation	–	139,394
Other	33,917	5,395
Total accrued expenses	$100,523	$159,254

Notes Payable (Aldagen Inc [Member])	12 Months Ended
Dec. 31, 2011
Aldagen Inc [Member]
Mortgage Notes Payable Disclosure [Text Block]

4. Notes Payable

Equipment Loans

In 2003, the Company entered into loan and security agreements totaling $500,106, with an interest rate of 8.74% per annum with a venture finance company for the purpose of financing the acquisition of certain equipment. The loan was collateralized by the financed equipment. In conjunction with the loan agreements, the Company issued warrants to purchase a total of 15,003 shares of Series B redeemable convertible preferred stock (Series B Preferred) at $1.00 per share. The Company recorded the warrants at their estimated relative fair value of $10,755 as a debt discount, which was amortized as a component of interest expense over the expected remaining life of the loans using the effective interest method. The loans were repaid in full during 2006. The warrants expired in 2010.

In 2004, the Company entered into a $376,056 loan and security agreement, with an interest rate of 8.74% per annum with a venture finance company for the purpose of financing the acquisition of certain equipment. The loan was collateralized by the equipment being financed. In conjunction with the loan agreement, the Company issued a warrant to purchase 11,282 shares of Series B Preferred at $1.00 per share. The Company recorded the warrant at its estimated relative fair value of $8,010 as a debt discount, which was amortized as a component of interest expense over the expected remaining life of the loan using the effective interest method. The loan was repaid in full during 2007. The warrants expired in March 2011.

In 2007, the Company entered into a $260,000 loan and security agreement, with an interest rate of 10.61% per annum with a venture finance company for the purpose of financing the acquisition of certain equipment. The loan is collateralized by the financed equipment. The loan is payable in equal monthly installments through March 2011. As of December 31, 2011, the loan and security agreement was fully paid.

Term Loan

In March 2006, the Company entered into a term loan agreement with a bank, which provided for the Company to borrow up to $1,500,000. The term loan carried interest at a rate equal to the bank’s prime rate plus 1.0% and initially matured on the earlier of July 26, 2006, or the date on which the Company received at least $5,000,000 in new equity financing. The term loan was collateralized by all of the Company’s equipment. In conjunction with the agreement, the Company issued a warrant to purchase 75,000 shares of Series B Preferred at $1.00 per share. The warrant was recorded at its estimated fair value of $55,901 as a debt discount, which was amortized as a component of interest expense over the then expected remaining life of the loan. In addition, $18,559 of debt issuance costs were capitalized as a deferred asset and amortized over the then expected remaining life of the loan using the effective interest method. An amendment to the term loan in July 2006 extended the maturity date through August 2006.

A second amendment to the term loan in August 2006 extended the maturity date to November 2006 and increased the borrowing limit to $3,000,000. In conjunction with the second amendment, the Company issued the bank an additional warrant to purchase 75,000 shares of Series B Preferred at $1.00 per share. The warrant was initially recorded at its estimated fair value of $55,923 as a debt discount, which was amortized as a component of interest expense over the then expected remaining life of the loan using the effective interest method. The Company also paid $2,500 in debt issuance costs, which were capitalized as a deferred asset and amortized over the then expected remaining life of the loan. A third amendment to the term loan in November 2006 extended the maturity date to December 2006.

A fourth amendment to the term loan in December 2006 further extended the maturity date to May 31, 2010, and delayed required repayments of principal until September 2008. In addition, the interest rate on the outstanding amount from September 30, 2008, through the remaining term of the loan was increased to the bank’s prime rate plus 1.50%. In connection with the fourth amendment, the Company issued to the bank an additional warrant to purchase 45,000 shares of Series B Preferred at $1.00 per share. The warrant was recorded initially at its estimated fair value of $33,410 as an additional debt discount. The Company also paid $7,500 in debt issuance costs, which were capitalized as a deferred asset and amortized over the then expected remaining life of the loan using the effective interest method. A fifth amendment to the term loan in December 2006 excluded certain intellectual property from the collateral for the loan.

During 2007, the Company entered into a sixth amendment to the term loan, which decreased the required amount of collateral. From November 30, 2007 through December 21, 2007, the Company was in violation of the loan covenants under the term loan relating to attainment of specified clinical development milestones. A seventh amendment executed in December 2007 extended the date for compliance with the covenants to March 31, 2008.

On April 9, 2008, the Company executed an eighth amendment to the Company’s term loan. The amendment reset the interest rate on the loan to the bank’s prime rate plus 1.5% per annum as of the date of the amendment, extended the maturity date of the term loan to September 30, 2009, and delayed the Company’s obligations to begin repayment until January 31, 2009. As amended, the term loan was payable in 17 equal monthly installments of $176,471 plus interest, beginning on January 31, 2009.

On April 1, 2009, the Company executed an amended and restated security agreement for the Company’s term loan. The restated agreement reset the interest rate on the loan to the bank’s prime rate plus 2.5% per annum as of the date of the amendment, extended the maturity date of the term loan to August 31, 2010, and delayed the obligations for repayment until April 30, 2009. In conjunction with the loan agreement, the Company was obligated to receive $10,000,000 in cash proceeds from the issuance of new equity on or before April 30, 2009. In addition, the amendment included a $1,000,000 equipment loan subject to advance through September 30, 2009. The interest rate on advances under the equipment loan is equal to the bank’s prime rate plus 3.0% per annum, payable in 30 equal monthly installments commencing October 31, 2009. The Company paid $11,746 in debt issuance costs, which were capitalized as a deferred asset and amortized over the then-expected remaining life of the loan using the effective interest method. As of the date of the amended and restated security agreement, the Company was in violation of loan covenants under the term loan relating to attainment of specified clinical development milestones.

On May 27, 2009, the Company executed a first amendment to the restated term loan agreement, which waived certain covenants related to clinical milestones and extended the maturity date of the term loan to September 30, 2010, and delayed the obligations for repayment until August 31, 2009. As amended, the term loan was payable in 14 equal monthly installments of $214,286 plus interest, beginning on August 31, 2009. The Company paid $6,250 in debt issuance costs, which were capitalized as a deferred asset and were being amortized over the then-expected remaining life of the loan using the effective interest method.

On July 27, 2009, the Company executed a second amendment to the restated term loan agreement, which waived certain covenants related to clinical milestones and extended the date for compliance with the new equity covenant to September 30, 2009. Included in the agreement was a covenant requiring the Company to maintain a minimum balance of cash with the bank equal to at least the Company’s indebtedness. In connection with the second amendment, the Company issued to the bank a warrant to purchase 38,421 shares of Series C-1 Preferred at $1.0411 per share. The warrant was recorded at its estimated fair value of $31,124 as a debt discount which is being amortized as a component of interest expense over the remaining life of the loan. The Company also paid $5,250 in debt issuance costs, which were capitalized as a deferred asset and were being amortized over the then-expected remaining life of the loan using the effective interest method.

On September 30, 2009, the Company executed a third amendment to the restated term loan agreement, which further extended the date for compliance with the new equity covenant to October 31, 2009. The Company paid $2,750 in debt issuance costs, which were capitalized as a deferred asset and are being amortized over the expected remaining life of the loan using the effective interest method.

On October 22, 2009, the Company executed a fourth amendment to the restated term loan agreement which reduced the cash proceeds requirement related to the new equity covenant to $7,287,902. The Company paid $1,250 in debt issuance costs, which were capitalized as a deferred asset and are being amortized over the expected remaining life of the loan using the effective interest method.

During the year ended December 31, 2010, the term loan was repaid in full.

The Company recorded $0, $44,369, and $716,978 in interest expense for the years ended December 31, 2011 and 2010, and for the period from March 3, 2000 (inception) through December 31, 2011, respectively, related to the term loan.

All warrants issued to the lender in connection with the term loan expire seven years from their respective dates of issuance.

No additional scheduled maturities of notes payable outstanding existed as of December 31, 2011.

Bridge Notes Payable (Aldagen Inc [Member])	12 Months Ended
Dec. 31, 2011
Aldagen Inc [Member]
Bridge Notes Payable Disclosure [Text Block]

5. Bridge Notes Payable

2002 Notes

In December 2002, the Company issued convertible promissory notes (2002 Notes) with an aggregate face value of $750,000 to accredited investors. The 2002 Notes initially had a maturity date of January 2003 and an interest rate of 8% per annum. All principal and accrued interest under the 2002 Notes was to automatically convert into the Company’s equity on the same terms as the shares of preferred stock to be issued in the next qualified financing (as defined in the agreements relating to the 2002 Notes), but in the event a qualified financing was not completed prior to the maturity date, the 2002 Notes could be converted into a number of shares of existing Series A Preferred equal to 25% of the principal amount of the note, at a conversion price of $1.00 per share.

In connection with the issuance of the 2002 Notes, the Company issued warrants to the lenders to purchase shares of the series of preferred stock to be issued in the Company’s next qualified financing or, in the event a qualified financing did not occur by January 31, 2003, shares of Series A Preferred. The Company issued warrants to purchase 187,500 shares of preferred stock in the aggregate in accordance with the terms of the original December 2002 agreement and a January 2003 amendment, which extended the maturity date of the 2002 Notes to March 2003.

The Company accounted for the 2002 Notes and the related warrants in accordance with ASC 470-20, Debt with Conversion and other options. Of the $750,000 in proceeds from the 2002 Notes, the Company allocated $622,500 to the initial carrying value of the 2002 Notes and the remaining $127,500 to the carrying value of the preferred stock warrants, based on their estimated relative fair values. In addition, the Company applied ASC 470-20 and determined that the effective conversion ratio of the 2002 Notes represented an in-the-money conversion at the time of issuance of the 2002 Notes, resulting in a beneficial conversion feature equal to the $127,500 intrinsic value. The Company recorded the beneficial conversion feature as an additional debt discount and a charge to stockholders’ equity. The aggregate debt discount of $255,000 was amortized as interest expense through the January 2003 maturity date of the notes.

In March 2003, the principal balance of the 2002 Notes of $750,000 and accrued interest of $11,833 were converted into an aggregate of 761,833 shares of Series B Preferred at $1.00 per share. In addition, as of the date of conversion of the 2002 Notes, the warrants issued in December 2002 became exercisable for 187,500 shares of Series B Preferred at an exercise price of $1.00 per share. The warrants remain outstanding and expire on December 23, 2012.

2005 Notes With Related-Parties

In 2005, the Company issued promissory notes to existing shareholders (2005 Notes) with an aggregate face value of $3,862,011 in two separate tranches. The first tranche was issued in March 2005 in an aggregate principal amount of $2,574,674 and an interest rate of 8% per annum and a default interest rate of 12% per annum. The principal and accrued interest under the 2005 Notes was to be settled in the Company’s preferred stock issued upon the closing of the next equity financing. If an additional equity financing did not occur by the maturity date, the 2005 Notes were to be settled in cash. The 2005 Notes were initially scheduled to mature on December 15, 2005, but if the Company closed an additional tranche of financing prior to that date, the maturity date would be extended to May 15, 2006.

In connection with the issuance of the 2005 Notes, the Company issued warrants to the lenders to purchase a number of shares of the series of preferred stock to be issued in the Company’s next qualified financing (as defined in the agreements relating to the 2005 Notes) equal to 50% of the principal amount of the 2005 Notes divided by the purchase price in the next qualified financing or, in the event a qualified financing did not occur prior to maturity of the 2005 Notes, warrants to purchase a number of shares of Series B Preferred equal to 100% of the principal amount of the 2005 Notes divided by $1.00 per share. Each warrant had an exercise price of $0.01 per share and a term of 10 years.

Of the $2,574,674 in aggregate proceeds from the first tranche of the 2005 Notes, the Company allocated $1,292,403 to the carrying amount of the 2005 Notes and the remaining $1,282,271 to the carrying amount of the preferred stock warrants, based on their estimated relative fair values. The initial carrying value of the preferred stock warrants resulted in a debt discount and was amortized as additional interest expense over the then estimated life of the loan using the effective interest method.

The second tranche of the 2005 Notes was issued in November 2005 for aggregate proceeds of $1,287,337, thereby extending the maturity date for all of the 2005 Notes to May 15, 2006. The terms of the second tranche of 2005 Notes were identical to the 2005 Notes issued in the first tranche. In addition, in connection with the second tranche of the 2005 Notes, the Company issued additional warrants to purchase an aggregate of 1,287,337 shares of the series of preferred stock to be issued by the Company in the next qualified financing, with the warrants having the same terms as the warrants issued at the first tranche closing in March 2005. Of the $1,287,337 in aggregate proceeds from the second tranche of the 2005 Notes, the Company allocated $1,282,271 to the carrying amount of the preferred stock warrants and the remaining $5,066 to the carrying amount of the 2005 Notes, based on their estimated fair values using the Black-Scholes valuation model. The initial carrying value of the preferred stock warrants was recorded as a debt discount and preferred stock warrant liability in accordance with ASC 480-10. The Company adjusts the preferred stock warrant liability for changes in fair value as of each balance sheet date (see Note 7).

The Company did not close an additional equity financing prior to the maturity of the 2005 Notes in May 2006. The holders of the 2005 Notes did not call the notes at their maturity and provided forbearance to the Company until the next equity financing, which closed in December 2006. However, the interest rate on the 2005 Notes was reset to the default interest rate of 12% per annum for the period from the maturity date through the next financing in December 2006. In December 2006, the principal balance of the 2005 Notes of $3,862,011 and accrued interest of $469,709 was converted into 5,951,800 shares of the Company’s Series C redeemable convertible preferred stock (Series C Preferred) at $0.7278 per share. Each of the related warrants to purchase an aggregate of 3,862,011 shares of Series B Preferred were also exchanged for warrants to purchase an aggregate of 1,326,605 shares of Series C Preferred with an exercise price of $0.7278 per share. The newly issued preferred stock warrants had a term of five years from issuance and expired on December 13, 2011. The Company’s December 2006 settlement of the 2005 Notes and exchange of preferred stock warrants occurred contemporaneously with the new Series C Preferred financing and other equity transactions (see Note 8).

The Company recorded interest expense related to the 2005 Notes of $555,103 in the period from March 3, 2000 (inception) through December 31, 2011.

2009 Notes With Related-Parties

On October 22, 2009, the Company issued convertible bridge notes with an aggregate face value of $7,287,902 to certain existing accredited shareholders and certain members of the Company’s Board of Directors (October convertible bridge notes). The October convertible bridge notes bear interest at 8% per annum, and are unsecured. The notes mature, and all principal and accrued interest is convertible into shares of our capital stock, on the earliest to occur of (1) an IPO, (2) a liquidating event (as defined in the Company’s certificate of incorporation), (3) the next qualified equity financing (as defined in the agreements relating to the notes), or (4) October 22, 2010.

The notes were to mature no later than October 22, 2010, and the principal and unpaid accrued interest on the notes was to automatically be converted into shares of the Company’s capital stock on the earlier of the closing of an IPO, if it closed on or before October 22, 2010, or the next qualified equity financing.

Since the notes did not automatically convert as a result of the occurrence of one of the above events, the notes are now in default and become voluntarily convertible at the option of the note holders into shares of the Company’s capital stock upon the closing of an IPO, or a liquidating event. In addition, the interest rate on the amounts outstanding automatically increased from 8% to 12% on the unpaid principal and interest.

October convertible bridge note holders who elect to convert their notes as a result of an IPO will convert into shares of common stock at a conversion price equal to the initial public offering price per share. October convertible bridge note holders who elect to convert their notes as a result of a liquidating event will convert into shares of Series C-1 convertible preferred stock at a conversion price of $1.0411 per share of Series C-1 convertible preferred stock. October convertible bridge note holders who elect to convert their notes as a result of the next qualified equity financing will be convertible into the securities issued in that financing at a conversion price equal to the price paid per share in that financing.

In connection with the issuance of the October convertible bridge notes, the Company also issued warrants to the lenders exercisable for shares of the Company’s capital stock. Each warrant is exercisable for a number and type of shares equal to 20% of the number and type of shares into which the lender’s note ultimately converts, and each warrant has an exercise price of either $0.01 per share if such warrant is exercisable for common stock, $1.0411 per share if such warrant is exercisable for Series C-1 convertible preferred stock, or the price per share paid by investors in the next qualified equity financing if such warrant is exercisable for the securities issued in such next qualified equity financing. The warrants become exercisable upon the earliest to occur of an IPO, a liquidating event or the qualified equity financing and remain exercisable until October 22, 2014, except that the warrants automatically expire upon an IPO or liquidating event if not exercised in connection with that event. The warrants include a net exercise feature entitling the holder to elect to exercise the warrant without paying the cash purchase price and to receive a smaller number of shares equal to the net value of the warrant.

Of the $7,287,902 in aggregate proceeds from the issuance of the October convertible bridge notes, the Company allocated $1,441,934 to the carry amount of the preferred stock warrants and the remaining $5,845,968 to the carry amount of the notes based upon their estimated fair values using the Black-Scholes valuation model. The initial carrying value of the preferred stock warrants was recorded as a debt discount and preferred stock warrant liability in accordance with ASC 480-10. The Company adjusts the preferred stock warrant liability for changes in fair value as of each balance sheet date (see Note 7). In addition, the Company applied ASC 470-20 and determined that the effective conversion ratio of the 2009 Notes represented an in-the-money conversion at the time of issuance, resulting in a beneficial conversion feature equal to the intrinsic value of the notes of $839,211. The Company recorded the beneficial conversion feature as an additional debt discount and a charge to stockholder’s (deficit) equity. The aggregate debt discount of $2,281,145 was being amortized as interest expense through the October 2010 maturity date of the notes. The Company also paid $26,357 in debt issuance costs, which were capitalized as a deferred asset and are being amortized over the remaining life of the debt using the effective interest method. The Company recorded total interest expense related to the 2009 Notes of $944,512, $2,496,023, and $3,989,829 for the years ended December 31, 2011 and 2010, and for the period from March 3, 2000 (inception) through December 31, 2011, respectively.

2011 Notes With Related-Parties

On June 20, 2011 and September 16, 2011, the Company issued convertible bridge notes with an aggregate face value of $1,080,377 and $525,004 to certain existing accredited shareholders and certain members of the Company’s Board of Directors (the June 2011 convertible bridge notes and September 2011 convertible bridge notes, respectively). The June 2011 and September 2011 convertible bridge notes both bear interest at 8% per annum and are unsecured. The convertible debt agreements contained certain provisions for a purchase premium to be paid or accrued in addition to the original principal and accrued interest. As of December 31, 2011, this purchase premium represented an additional obligation of $1,605,381 (one times the original principal amount of the debt) which is recorded as additional interest expense for 2011. The notes mature, and all principal and accrued interest is convertible into shares of the Company’s capital stock, on the earliest of (1) and IPO, (2) a liquidating event (as defined in the Company’s certificate of incorporation), (3) the next qualified equity financing (as defined in the agreements relating to the notes), or (4) December 31, 2011. On January 12, 2012, both the June 2011, and September 2011 convertible notes’ maturity dates were amended to April 30, 2012.

In connection with the issuance of the June 2011 and September 2011 convertible notes, the Company also issued warrants to the lenders exercisable for shares of the Company’s capital stock. Each warrant is exercisable for a number and type of shares equal to approximately 20% of the number and type of shares into which the lender’s note ultimately converts, and each warrant has an exercise price of either $.001 per share if such warrant is exercisable for common stock, $1.0411 per share if such warrant is exercisable for Series C-1 convertible preferred stock, or the price per share paid by investors in the next qualified equity financing if such warrant is exercisable upon the earliest to occur of an IPO, a liquidating event or the qualified equity financing and remain exercisable until June 20, 2016 and September 16, 2016, respectively, except that the warrants automatically expire upon an IPO or liquidating event if not exercised in connection with that event. The warrants include a net exercise feature entitling the holder to elect to exercise the warrant without paying the cash purchase price and to receive a smaller number of shares equal to the net value of the warrant.

Of the $1,080,377 and $525,004 in aggregate proceeds from the issuance of the June 2011 convertible notes and the September 2011 convertible notes, the Company allocated $173,505 and $38,417 to the carry amount of the preferred stock warrants and the remaining $906,872 and $486,587 to the carrying amount of the notes based upon their estimated fair values using the Black-Scholes valuation model. The initial carrying value of the preferred stock warrants was recorded as a debt discount and preferred stock warrant liability in accordance with ASC 480-10.

The Company adjusts the preferred stock warrant liability for changes in fair value as of each balance sheet date (see Note 7).The debt discount of $173,505 and $38,417 was amortized as interest expense through the December 31, 2011, original maturity date of the notes. The Company recorded total interest expense related to the June 2011 and September 2011 convertible notes of $1,824,824 and $50,614, respectively, for the year ended December 31, 2011 and for the period from March 3, 2000 (inception) through December 31, 2011.

On February 8, 2012, the Company entered into an Exchange and Purchase Agreement with Cytomedix, Inc., a Delaware corporation, where Cytomedix acquired all of the Company’s issued and outstanding capital stock and convertible promissory notes, making the Company a wholly-owned subsidiary of Cytomedix.

Preferred Stock Warrant Liability (Aldagen Inc [Member])	12 Months Ended
Dec. 31, 2011
Aldagen Inc [Member]
Preferred Stock Warrant Liability Disclosure [Text Block]

7. Preferred Stock Warrant Liability

The Company’s outstanding preferred stock warrants are revalued at the end of each reporting period using the Black-Scholes option pricing valuation model. Changes in fair value, based on the fair value of the Company’s redeemable convertible preferred stock and other valuation assumptions, are reflected in the Company’s statements of operations as other income or expense. As of December 31, 2011 and 2010, each share of Junior Preferred is convertible into 1.163 shares of common stock, and each share of Series C Preferred and Series C-1 Preferred is convertible into one share of common stock. All preferred stock warrants were immediately exercisable upon their issuance.

The following table sets forth the fair values for each of the categories of preferred stock warrants as of December 31, 2011 and 2010, as well as changes in fair value for the year ended December 31, 2011:

							Change in Fair Value During the
		Exercise	Shares as of		Fair Value as of		Year Ended
	Expiration	Price Per	December 31		December 31		December 31,
Warrant Holder	Date	Share	2011	2010	2011	2010	2011

Series B Preferred:
Warrants issued with equipment notes	12/23/2012	$1.00	187,500	187,500	$–	$67,655	$(67,655)
Warrants issued with equipment notes and term loan	6/25/2010	1.00	–	–	–	–	–
	7/24/2010	1.00	–	–	–	–	–
	3/11/2011	1.00	–	11,282	–	1,060	(1,060)
	3/21/2013	1.00	75,000	75,000	–	28,700	(28,700)
	8/30/2013	1.00	75,000	75,000	–	34,680	(34,680)
	12/04/2013	1.00	45,000	45,000	–	21,724	(21,724)
Series C Preferred:
Warrants issued with 2005 notes	12/15/2011	0.7278	–	1,326,605	–	453,491	(453,491)
Series C-1 Preferred:
Warrants issued with term loan	7/28/2016	1.0411	38,421	38,421	14,266	33,592	(19,326)
Warrants issued with convertible debt October 2009	10/22/2014	1.0411	1,400,033	1,400,033	382,800	1,117,649	(734,849)
Warrants issued with convertible debt June 2011	6/20/2016	1.0411	207,545	–	76,127	–	(97,377)
Warrants issued with convertible debt September 2011	9/16/2016	1.0411	100,850	–	38,031	–	(386)
			2,129,349	3,158,841	$511,224	$1,758,551	$(1,459,248)

The fair value of the preferred stock warrant liability was determined using the Black-Scholes valuation model with the following weighted-average assumptions:

	Year Ended December 31
	2011	2010

Dividend yield	0.00%	0.00%
Volatility	83.25%	83.90%
Risk-free interest rate	0.48%	1.15%
Remaining contractual term (in years)	3.25	2.97

Common Stock, Redeemable Convertible Preferred Stock, and Stockholders' Deficit (Aldagen Inc [Member])	12 Months Ended
Dec. 31, 2011
Aldagen Inc [Member]
Common Stock Redeemable Convertible Preferred Stock and Stockholders Deficit Disclosure [Text Block]

8. Common Stock, Redeemable Convertible Preferred Stock, and Stockholders’ Deficit

Common Stock

Upon the initial formation of the Company in 2000, the Company sold 900,000 shares of its common stock at fair value of $0.001 per share to its founders, subject to stock restriction agreements that provided for vesting based upon service to the Company. Subsequent to the issuance of this stock, the founders terminated their employment with the Company and were hired as consultants. The Company revalued the unvested shares of restricted stock issued to the founders and recorded $140,270 of compensation expense associated with the restricted stock during the year ended December 31, 2003. As of December 31, 2003, all of these shares of restricted stock were fully vested.

In April and May 2000, the Company also sold 111,000 shares of its common stock at $0.001 per share to consultants in connection with services provided, and also issued 300,000 shares of common stock in exchange for a technology license and services. The expense associated with these issuances of stock was included as research and development expenses during the year ended December 31, 2000. In September 2000, the Company sold 600,000 shares of common stock at fair value of $0.01 per share to two employees, subject to stock restriction agreements that provided for vesting based upon service to the Company. As of December 31, 2005, all of these shares of restricted stock were fully vested.

During 2007, the Company issued 208,747 shares of its common stock upon the exercise of stock options with an exercise price of $0.20 per share.

In November 2009, the Company issued 5,076 shares of common stock upon the exercise of stock options with an average exercise price of $0.49 per share.

In May 2010, the Company issued 5,000 shares of common stock upon the exercise of stock options with an exercise price of $0.20 per share.

No stock options were exercised during the year ended December 31, 2011.

Dividends – The holders of common stock are entitled to receive dividends from time to time as may be declared by the Company’s Board of Directors, subject to any preferential dividend rights of any then outstanding preferred stock. For the period from March 3, 2000 (inception) through December 31, 2011, no dividends were declared or paid by the Company.

Voting – The holders of shares of common stock are entitled to one vote for each share held with respect to all matters voted on by the stockholders of the Company. There is no cumulative voting of shares of common stock.

Liquidation – After payment to the preferred stockholders, holders of common stock are entitled, together with holders of preferred stock, to share ratably in all remaining assets of the Company.

Redeemable Convertible Preferred Stock

As of December 31, 2011 and 2010, the authorized, issued and outstanding shares of redeemable convertible preferred stock (preferred stock) were as follows:

	Redeemable Convertible Preferred Stock
	Series A	Series B	Series C	Series C-1	Total
As of December 31, 2011
Shares authorized	6,040,000	8,923,785	26,069,584	31,082,381	72,115,750
Shares issued and outstanding	6,000,000	8,519,926	24,742,979	17,636,655	56,899,560

As of December 31, 2010
Shares authorized	6,040,000	8,923,785	26,069,584	29,969,764	71,003,133
Shares issued and outstanding	6,000,000	8,519,926	24,742,979	17,636,655	56,899,560

The Company initially recorded the shares of preferred stock at their fair values on the dates of issuance, net of issuance costs. All shares of redeemable convertible preferred stock have been presented outside of permanent equity in accordance with ASC 480-10, legacy EITF D-98, Classification and Measurement of Redeemable Securities. The carrying value of the Company’s redeemable convertible preferred stock is increased by periodic accretion using the effective interest method so that the carrying amount will equal the redemption value at the redemption date.

In 2000 and 2001, the Company issued 6,000,000 shares of Series A Preferred at $1.00 per share for cash proceeds of $5,942,240, net of related issuance costs of $57,760.

In 2003 and 2004, the Company issued 10,015,000 shares of Series B Preferred at $1.00 per share for cash proceeds of $9,166,648, net of related issuance costs of $86,519, and conversion of debt with principal and accrued interest of $761,833.

In March 2005, one Series B Preferred stockholder did not purchase its pro rata share of the 2005 Notes and as a result, under the provisions of the Company’s certificate of incorporation then in effect, the stockholder’s shares of Series B Preferred were automatically converted into 1,500,000 shares of common stock on a 1-for-1 basis. In accordance with the original terms of the Series B Preferred, accrued dividends of $169,685 were eliminated upon this conversion.

In December 2006, the Company issued 15,124,951 shares of Series C Preferred with a purchase price of $0.7278 per share for (i) cash proceeds from existing shareholders of $6,518,333, net of issuance costs of $127,386, (ii) conversion of the 2005 Notes with principal and accrued interest of $4,331,720, and (iii) services with a fair value of $30,500, collectively constituting a first closing of the Series C Preferred (first closing). The terms of the first closing included a contingent forward put provision that required the Series C Preferred holders to participate in a second closing of Series C Preferred (second closing) with a stated number of shares and at a stated purchase price of $0.7278 per share if certain clinical and regulatory milestones were met by the Company. In addition, the Series C Preferred holders were provided a call option to purchase a specified number of shares of Series C Preferred at a second closing at a price of $0.7278 per share, regardless of whether the Company’s clinical and regulatory milestones were met.

In connection with the first closing in December 2006, the Company amended its certificate of incorporation and designated the existing shares of Series A Preferred and Series B Preferred collectively as “Junior Preferred.” Substantive modifications to the rights of the Series A Preferred and Series B Preferred stockholders included i) extension of the redemption date from January 2008 to December 2012, ii) elimination of accrued dividends of $2,730,083 on the Series A Preferred and $2,137,462 on the Series B Preferred and elimination of any future cumulative dividends and iii) adjustment of the conversion ratios for the Junior Preferred to approximately 1.14-for-1 as a result of anti-dilution provisions. In addition, at the first closing, outstanding warrants to purchase an aggregate of 3,826,011 shares of Series B Preferred with an exercise price of $0.01 per share were exchanged for warrants to purchase 1,326,605 shares of Series C Preferred with an exercise price of $0.7278 per share.

The Company initially recorded the $482,190 fair value of the warrants to purchase Series C Preferred, estimated using the Black-Scholes valuation model, as a preferred stock warrant liability. As described in Note 8, the Company adjusts the preferred stock warrant liability at the end of each reporting period for changes in fair value.

In accordance with ASC 260-10-S99, the modification of the outstanding Series A Preferred and Series B Preferred, in conjunction with the contemporaneous exchange of certain other equity instruments with existing stockholders, including the exchange of preferred stock warrants, settlement and conversion of the 2005 Notes into equity, and the issuance of the Series C Preferred for cash, was accounted for as a redemption of existing equity securities and the issuance of new Junior Preferred, preferred stock warrants and Series C Preferred. As a result, the Company recorded a gain of $14,517,817 attributable to common stockholders equal to the excess of the carrying value of the securities and other financial instruments redeemed over the fair value of the new equity and financial instruments issued. The following summarizes the accounting for the December 2006 transaction with existing stockholders:

Total cash received and carrying value of securities and instruments exchanged in the Series C Preferred first closing:
Cash received	$6,645,719
Carrying value of 2005 Notes and accrued interest	4,331,720
Forbearance of 2005 Notes additional default interest	85,394
Carrying value of Series A Preferred including accrued dividends	8,741,917
Carrying value of Series B Preferred including accrued dividends	10,634,303
Fair value of Series B Preferred warrant liability	3,840,973
Total cash received and carrying value of securities and instruments exchanged in the first closing		$34,280,026
Fair value of new instruments upon issuance:
Fair value of Series C Preferred at issuance	10,977,439
Fair value of Junior Preferred	8,302,580
Fair value of Series C Preferred warrant liability	482,190
Total fair value of new instruments upon issuance		19,762,209
Gain on redemption and exchange of redeemable convertible preferred stock		$14,517,817

The fair values of the Junior Preferred and Series C Preferred were determined by management retrospectively, based on the Company’s reassessment methodology as described under “Share-Based Compensation” below. The gain on redemption and exchange of redeemable convertible preferred stock is reported below net (loss) income on the statements of operations as a gain attributable to common stockholders and is recorded as a component of stockholders’ deficit. The carrying value of the Junior Preferred is accreted to its redemption value over the period from the date of issuance to the date of earliest redemption, or December 2012 in the case of the Junior Preferred.

In September 2007, the Company completed a second closing of the Series C Preferred (second closing) in which the Company issued 9,618,028 shares of Series C Preferred at $0.7278 per share for total cash proceeds of $6,904,296, net of issuance costs of $95,705. As a result of anti-dilution adjustments, the conversion ratio for the Junior Preferred was further adjusted to approximately 1.163-for-1. The original December 2006 Series C Preferred agreements were amended to provide that all first closing purchasers of the Series C Preferred would be obligated by contingent forward put provisions to purchase up to $6,058,654 of a newly designated Series C-1 redeemable convertible preferred stock (Series C-1 Preferred) at $1.0411 per share as a replacement of the original Series C Preferred contingent forward put provision. Each second closing purchaser would be obligated to purchase its prorata share of the Series C-1 Preferred if specified clinical and regulatory milestones were met by the Company at any time on or before December 31, 2008. If the milestones were met and a purchaser of Series C Preferred did not purchase at least its pro rata share of Series C-1 Preferred, then all of the shares of Series C Preferred held by the stockholder would be automatically converted into shares of common stock at the then effective conversion rate for the Series C Preferred. The September 2007 amendment also revised the original call options held by the first closing Series C Preferred holders, such that all first closing Series C Preferred holders had a right, but not an obligation, to purchase its pro rata amount of the Series C-1 Preferred at $1.0411 per share prior to December 31, 2008, regardless of whether the clinical and regulatory milestones were achieved by the Company. The Company determined that the estimated fair value of the original embedded call option and contingent forward put provisions to purchase Series C Preferred was substantially equivalent to the estimated fair value of the embedded Series C-1 Preferred call option and contingent forward put provisions in existence as a result of the above amendments, and as a result there was no impact on the Company’s financial statements for this modification.

In April 2008, the Company issued an aggregate of 17,636,655 shares of Series C-1 Preferred at a price of $1.0411 per share, for aggregate proceeds of $18,321,910, net of issuance costs of $39,611. Of this amount, $6,058,654 related to satisfaction of the contingent forward put upon the achievement of specified milestones that was contemplated at the second closing of the Series C Preferred financing in September 2007. The Company’s certificate of incorporation was amended to authorize additional shares of Series C-1 Preferred beyond the amount authorized for future issuance at the time of the second closing of the Series C Preferred financing. The rights, preferences and privileges of the Series C-1 Preferred are substantially identical to those of the Series C Preferred, other than with respect to the original purchase price. The aggregate amount redeemable on the redemption date is $23,747,381 for the Series C-1 Preferred.

On July 23, 2009, the Company’s certificate of incorporation was amended to increase the number of shares of Series C-1 Preferred authorized for future issuance by 38,421 shares to a total of 17,675,076 shares.

On October 21, 2009, the Company’s certificate of incorporation was amended to increase the number of shares of common stock and Series C-1 Preferred authorized for future issuance by 12,294,688 shares in each case, to a total of 92,294,688 shares and 29,969,764 shares, respectively.

On June 15, 2011, the Company’s certificate of incorporation was amended to increase the number of shares of common stock and Series C-1 Preferred authorized for future issuance by 950,000 shares in each case, to a total of 93,244,688 shares and 30,919,764 shares, respectively.

On September 16, 2011, the Company’s certificate of incorporation was amended to increase the number of shares of common stock and Series C-1 Preferred authorized for future issuance by 162,617 shares in each case, to a total of 93,407,305 shares and 31,082,381 shares, respectively.

The rights and features of the Company’s Junior Preferred are as follows:

Voting – The holders of the Junior Preferred are entitled to vote, together with the holders of common stock, Series C preferred and Series C-1 preferred on all matters submitted to stockholders for vote and are entitled to vote as a separate class on certain matters affecting the holders of Junior Preferred. The holder of each share of Junior Preferred is entitled to the number of votes equal to the number of shares of common stock into which each such preferred share is convertible at the time of the vote.

Dividends – The holders of Junior Preferred are entitled to receive dividends, when and as declared by the Company’s Board of Directors, and out of funds legally available, payable in preference and priority to any payment of dividends on the shares of common stock. Holders of Junior Preferred are also entitled to participate in dividends paid on the common stock on an as-converted basis. For the period from March 3, 2000 (inception) through December 31, 2011, no dividends were declared or paid by the Company. Accretion of the Junior Preferred for the years ended December 31, 2011 and 2010, was $1,035,402 and $1,035,405, respectively.

Conversion – As of December 31, 2011, each share of Junior Preferred was convertible into approximately 1.163 shares of common stock. Anti-dilution protection for the Junior Preferred was eliminated as part of the second closing of Series C Preferred in September 2007. In addition, the Junior Preferred is automatically convertible upon the closing of a firm commitment underwritten public offering with specified terms or the affirmative vote of the shareholders of at least two-thirds of the then outstanding shares of Junior Preferred, voting as a single class together.

Redemption – At any time after December 13, 2012 and following redemption in full of the Series C Preferred, the holders of the outstanding Junior Preferred may, by written request, require the Company to redeem the outstanding shares of Junior Preferred stock by paying in cash a sum equal to the original purchase price of the Series A Preferred and Series B Preferred plus any unpaid dividends. The Junior Preferred may be redeemed in three annual installments of amounts ranging from 20% to 50% of the aggregate amount redeemable, subject to certain provisions as described in the Company’s certificate of incorporation. On the redemption date, the Junior Preferred is redeemable for an aggregate amount of $14,519,926.

The rights and features of the Company’s Series C Preferred and Series C-1 Preferred are as follows:

Voting – The holders of Series C Preferred and Series C-1 Preferred are entitled to vote, together with the holders of common stock and Junior Preferred, on all matters submitted to stockholders for vote and are entitled to vote as a separate class on certain matters affecting the holders of Series C Preferred and Series C-1 Preferred. The holder of each share of Series C Preferred and Series C-1 Preferred is entitled to the number of votes equal to the number of shares of common stock into which each such preferred share is convertible at the time of the vote.

Dividends – The holders of Series C Preferred and Series C-1 Preferred are entitled to receive cumulative dividends at a rate of 8% per annum of the original issue price, or when and as declared by the Company’s Board of Directors, payable in preference and priority to payment of any dividends on the shares of common stock. Holders of Series C Preferred and Series C-1 Preferred are entitled to participate in dividends paid on the common stock on an as-converted basis. For the period from March 3, 2000 (inception) through March 31, 2011, no dividends were declared or paid by the Company. Accretion of the Series C Preferred during the years ended December 31, 2011 and 2010, was $2,967,410 and $2,967,860, respectively.

Conversion – Each share of Series C Preferred and Series C-1 Preferred, at the option of the holder, is convertible into a number of fully paid shares of common stock as determined by dividing the original issue price for the applicable series of preferred stock by the conversion price in effect at the time. The Series C Preferred and Series C-1 Preferred conversion prices are $0.7278 and $1.0411 per share, respectively, and are subject to adjustment in accordance with anti-dilution provisions. Each share of Series C Preferred and Series C-1 Preferred is currently convertible into one share of common stock. Mandatory conversion features exist for non-participation in an additional Series C-1 Preferred equity financing if certain regulatory and clinical milestones are met. If Series C investors do not acquire shares in the Series C-1 Preferred equity financing, then all shares of Series C Preferred held by the non-participating holder will automatically convert into shares of common stock at 1/10 of the conversion rate. In addition, the Series C Preferred and Series C-1 Preferred are automatically convertible upon the closing of a firm commitment underwritten public offering with specified terms or the affirmative vote of certain holders of Series C Preferred and Series C-1 Preferred.

Redemption – At any time after December 13, 2011, certain holders of Series C Preferred and Series C-1 Preferred may, by written request, require the Company to redeem the outstanding shares of Series C Preferred and Series C-1 Preferred by paying in cash a sum equal to the original issuance price of the Series C Preferred or Series C-1 Preferred, as applicable, plus any accrued and unpaid dividends. The Series C Preferred may be redeemed in three annual installments of amounts ranging from 20% to 50% of the aggregate amount redeemable, subject to certain provisions as described in the Company’s certificate of incorporation. On the redemption date, the Series C Preferred and Series C-1 Preferred are redeemable for an aggregate amount of $24,795,335 and $23,747,381, respectively. This right of redemption is triggered at the election of the majority shareholders and is highly unlikely to occur. No redemption had been requested as of December 31, 2011, or as of the February 8, 2012, acquisition date (See Note 11).

Liquidation

In the event of liquidation or winding up of the Company, all holders of Series C Preferred and Series C-1 Preferred have a liquidation preference equal to the applicable original issue price of the series of preferred stock, plus any accrued but unpaid dividends. After payment of the full liquidation preference to the holders of Series C Preferred and Series C-1 Preferred, the holders of Junior Preferred have a liquidation preference of $1.00 per share. After payment of these preferential amounts to the holders of preferred stock, the remaining assets of the Company would be distributed among the holders of the preferred stock and common stock on an as-converted to common stock basis.

Shares Reserved for Future Issuance

The Company had reserved shares of common stock for future issuance as follows:

	December 31
	2011	2010
Redeemable convertible preferred stock (assuming conversion)	66,823,440	66,823,440
Warrants to purchase redeemable convertible preferred stock (assuming conversion)	2,191,614	3,222,942
Stock Option Plan:
Shares available for grant	5,192,212	1,022,568
Options outstanding	7,339,593	7,705,343
Total shares reserved for future issuance	81,546,859	78,774,293

Share-Based Compensation

During 2000, the Company adopted the Aldagen, Inc. 2000 Stock Option Plan (the 2000 Plan), which provides for the granting of incentive and nonstatutory stock options by the Company’s Board of Directors to employees, officers, directors, and consultants of the Company. Option awards are generally granted with an exercise price equal to the market price of the Company’s stock on the date of the grant and generally vest over four years. Options generally have 10-year contractual terms.

In April 2008, the Company’s Board of Directors adopted, and the stockholders approved, an amendment to the 2000 Plan that increased the maximum number of shares of common stock issuable under the 2000 Plan to an aggregate of 6,649,000 shares.

In July 2008, the Company’s Board of Directors adopted, and the stockholders approved, an amendment to the 2000 Plan that increased the maximum number of shares of common stock issuable under the 2000 Plan to an aggregate of 10,000,000 shares subject to restrictions as stipulated in the plan.

In October 2010, the Company adopted the Aldagen, Inc. 2010 Equity Incentive Plan, which provides for the granting of incentive and nonstatutory stock options, stock appreciation rights, restricted stock awards, restricted stock unit awards, performance stock awards, performance cash awards and other stock awards to employees, directors, and consultants of the Company. Option awards are generally granted with an exercise price equal to 100% of the fair market value of the Company’s stock on the date of the grant with various vesting periods.

Fair Value of Common and Preferred Stock

The fair value of the Company’s common and preferred stock during the years ended December 31, 2005 and 2006 was determined by the Board of Directors with assistance from management. In connection with the preparation of the Company’s financial statements for the year ended December 31, 2007, the Company’s Board of Directors directed management to retrospectively assess the Company’s enterprise value and the fair value of its common stock and preferred stock at December 31, 2006 and December 31, 2007. This assessment was completed in February 2008. Management then performed an internal reassessment of the fair value of the Company’s common stock for stock option grants between December 31, 2006 and December 31, 2007.

In conducting these retrospective valuations, the Company used a two-step methodology that first estimated the fair value of the Company as a whole and then allocated a portion of the enterprise value to its preferred stock and common stock. This approach is consistent with the methods outlined in the AICPA Practice Aid, Valuation of Privately-Held-Company Equity Securities Issued as Compensation. The valuation methodology utilized the “probability-weighted expected return” (PWER) method to estimate enterprise value. The enterprise value was then validated utilizing a “market approach.” The PWER methodology involved estimating the future values of the Company for several probable liquidity scenarios. The value of the common stock was determined for each liquidity scenario and was then discounted to present value using a risk-adjusted discount rate. The discount rate used in both valuations was 30% for the common stock and 40% for the preferred stock. The present values of the common stock under each scenario were then weighted based upon the probability of each liquidity event occurring.

In April 2008, September 2009, August 2010, and September 2011, the Company performed contemporaneous assessments of the Company’s enterprise value and the fair value of its common stock and preferred stock using the PWER methodology described above. The allocation of fair value between the Company’s common stock and preferred stock using the PWER methodology was as follows:

Valuation Date	Common	Junior Preferred	Series C Preferred	Series C-1 Preferred	Type of Valuation

12/31/2006	$0.241	$0.572	$0.628	$–	Retrospective
12/31/2007	0.397	0.815	0.873	–	Retrospective
4/15/2008	0.626	0.938	1.041	1.204	Contemporaneous
9/15/2009	0.955	1.489	1.313	1.427	Contemporaneous
8/31/2010	0.220	0.860	0.920	1.230	Contemporaneous
9/30/2011	–	–	–	0.670	Contemporaneous

Management performed an internal assessment of the fair value of the Company’s common stock and preferred stock issued between each valuation date based upon the timing of achievement of clinical and regulatory milestones and the closing of an additional equity financing round in September 2007 and a Series C-1 Preferred equity financing round in April 2008. During 2011 and 2010, the Company was unsuccessful in raising the capital it needed to fund its trials and fund future operations, resulting in a lower valuation of the Company’s securities.

During the year ended December 31, 2010, the Company granted stock options which were valued using the assessed values of the Company’s common stock as follows:

Grant Date	Number of Options Granted	Exercise Price per Share	Black-Scholes Fair Value per Share	Intrinsic Value per Share

3/23/2006	893,842	$0.20	$0.14	$–
7/26/2006	60,000	0.20	0.14	–
2/27/2007	1,703,869	0.20	0.17	–
4/6/2007	100,000	0.20	0.16	–
5/14/2007	50,000	0.20	0.17	–
11/16/2007	92,500	0.40	0.18	–
12/17/2007	250,000	0.40	0.26	–
1/1/2008	1,226,467	0.40	0.25	–
2/12/2008	60,000	0.40	0.25	–
4/10/2008	17,505	0.40	0.34	–
4/15/2008	400,000	0.63	0.39	–
6/2/2008	15,000	0.63	0.40	–
8/11/2008	10,000	0.63	0.39	–
8/20/2008	369,861	0.63	0.39	–
9/17/2008	250,000	0.63	0.37	–
1/9/2009	15,000	0.63	0.35	–
7/27/2009	5,000	0.63	0.45	–
10/27/2009	5,000	0.96	0.68	–
2/9/2010	300,000	0.96	0.69	–
4/15/2010	128,000	0.96	0.69	–
10/8/2010	1,831,348	0.25	0.18	–

The Company’s assessed fair value of its preferred stock as of the date of its issuance and calculated in the manner described above for the years ended December 31, 2006, 2007, and 2008 is as follows:

Issuance Date	Number of Preferred Stock Shares Issued	Exercise Price per Share	Preferred Fair Value per Share	Intrinsic Value per Share

12/15/2006	15,124,951	$0.7278	$0.628	$–
9/12/2007	9,618,028	0.7278	0.873	0.145
4/15/2008	17,636,655	1.0410	1.204	0.163

The Company used the assessed fair value of its preferred stock, calculated in the manner described above, in estimating the fair value of its outstanding warrants to purchase each series of preferred stock (see Note 7).

During the years ended December 31, 2006, December 31, 2009, and December 31, 2011, the Company granted preferred stock warrants, which were valued using the assessed value of the Company’s preferred stock as follows:

Grant Date	Number of Warrants Granted	Exercise Price per Share	Black-Scholes Fair Value per Share	Intrinsic Value per Share

3/21/2006	75,000	$1.0000	$0.75	$–
8/30/2006	75,000	1.0000	0.75	–
12/4/2006	45,000	1.0000	0.74	–
12/15/2006	1,362,605	0.7278	0.36	–
7/28/2009	38,421	1.0411	0.81	–
10/22/2009	1,400,033	1.0411	1.03	–
6/20/2011	207,545	1.0411	0.83	–
9/16/2011	100,850	1.0411	0.38	–

The following table summarizes stock option activity under the 2000 Stock Option Plan and 2010 Equity Incentive Plan from March 3, 2000 (inception) through December 31, 2011:

		Outstanding Options
	Shares Available for Grant	Number of Shares	Weighted Average Exercise Price

Balance at March 3, 2000 (inception)	–	–	$–
Shares authorized	990,250	–	–
Options granted	(35,000)	35,000	0.10
Options cancelled	–	–	–
Balance at December 31, 2000	955,250	35,000	0.10
Options granted	(540,000)	540,000	0.10
Options cancelled	–	–	–
Balance at December 31, 2001	415,250	575,000	0.13
Options granted	(334,000)	334,000	0.20
Options cancelled	94,000	(94,000)	0.10
Balance at December 31, 2002	175,250	815,000	0.17
Shares authorized	2,058,750	–	–
Options granted	(1,829,500)	1,829,500	0.20
Options cancelled	160,000	(160,000)	0.11
Balance at December 31, 2003	564,500	2,484,500	0.19
Options granted	(553,500)	553,500	0.20
Options cancelled	397,000	(397,000)	0.16
Balance at December 31, 2004	408,000	2,641,000	0.19
Options granted	(212,289)	212,289	0.20
Options cancelled	1,160,000	(1,160,000)	0.20
Balance at December 31, 2005	1,355,711	1,693,289	0.19
Shares authorized	2,900,000	–	–
Options granted	(953,842)	953,842	0.20
Options cancelled	200,000	(200,000)	0.20
Balance at December 31, 2006	3,501,869	2,447,131	0.19

		Outstanding Options
	Shares Available for Grant	Number of Shares	Weighted Average Exercise Price

Balance at December 31, 2006 (continued)	3,501,869	2,447,131	$0.19
Options granted	(2,196,369)	2,196,369	0.20
Options exercised	–	(208,747)	0.20
Options cancelled	92,253	(92,253)	0.20
Balance at December 31, 2007	1,397,753	4,342,500	0.20
Shares authorized	4,051,000	–	–
Options granted	(2,348,833)	2,348,833	0.50
Options cancelled	50,000	(50,000)	0.20
Balance at December 31, 2008	3,149,920	6,641,333	0.31
Options granted	(25,000)	25,000	0.69
Options exercised	–	(5,076)	0.49
Options cancelled	5,870	(5,870)	0.51
Balance December 31, 2009	3,130,790	6,655,387	0.32
Shares authorized	2,853,916	–	–
Options granted	(2,259,348)	2,259,348	0.28
Options exercised	–	(5,000)	0.20
Options cancelled	–	(466,215)	0.40
Options forfeited	–	(738,177)	0.40
Expiration of plan	(2,702,790)	–	–
Balance December 31, 2010	1,022,568	7,705,343	0.33
Shares authorized	4,169,644	–	–
Options expired	–	(365,750)	0.37
Balance December 31, 2011	5,192,212	7,339,593	$0.31

As of December 31, 2011, the aggregate intrinsic value of outstanding stock options and exercisable stock options was $147,092 and $123,762, respectively. As of December 31, 2010, the aggregate intrinsic value of outstanding stock options and exercisable stock options was $943,970 and $458,573, respectively. The aggregate intrinsic value of options exercised during the year ended December 31, 2010 was 3,775 and there were no options exercised during the year ended December 31, 2011.

The following table summarizes information about stock options outstanding as of December 31, 2011 and 2010, which are expected to vest, of which a portion were already vested and exercisable:

	December 31, 2011				December 31, 2010
	Number of Options	Weighted Average Remaining Contractual Life (in Years)	Weighted Average Exercise Price	Intrinsic Value	Number of Options	Weighted Average Remaining Contractual Life (in Years)	Weighted Average Exercise Price	Intrinsic Value

Outstanding	7,339,593	5.81	$0.31	$147,092	7,705,343	6.10	$0.33	$943,970
Exercisable	6,173,109	5.29	0.30	123,762	5,482,037	5.80	0.29	458,573

The following table summarizes information about all stock options outstanding as of December 31, 2011 and 2010:

	December 31, 2011			December 31, 2010
Exercise Price	Number of Options Outstanding	Weighted- Average Remaining Contractual Life (in Years)	Number of Options Exercisable	Number of Options Outstanding	Weighted- Average Remaining Contractual Life (in Years)	Number of Options Exercisable

$0.10	–	–	–	107,000	0.38	107,000
$0.20	3,577,525	3.96	3,577,525	3,702,525	4.39	3,683,876
$0.25	1,831,348	8.61	846,393	1,831,348	7.82	353,916
$0.40	1,120,220	6.01	1,116,022	1,120,220	7.05	914,917
$0.63	445,000	6.70	437,295	535,000	7.69	370,870
$0.96	365,500	8.14	195,874	409,250	9.26	51,458
	7,339,593		6,173,109	7,705,343		5,482,037

As of December 31, 2011 and 2010, there was $269,225 and $653,207, respectively, of total unrecognized compensation cost related to unvested stock options, which is expected to be recognized over a weighted-average period of 1.70 years and 2.68 years, respectively.

Cash received from option exercises under all share-based payment arrangements for the years ended December 31, 2011 and December 31, 2010, was $0 and $1,000, respectively.

401(k) Plan (Aldagen Inc [Member])	12 Months Ended
Dec. 31, 2011
Aldagen Inc [Member]
401(k) Plan Disclosure [Text Block]

10. 401(k) Plan

The Company provides a qualified 401(k) savings plan for its employees. All employees are eligible to participate, provided they meet the requirements of the plan. While the Company may elect to match employee contributions, no such matching contributions were made through December 31, 2007. Beginning January 1, 2008, the Company began providing a 100% match of employee contributions on the first 3% of a contributing employee’s salary and a 50% match on an additional 2% of salary contributed. For the years ended December 31, 2011 and 2010, and the period from March 3, 2000 (inception) through December 31, 2011, the Company recorded $59,815, $90,464 and $325,306 of expense, respectively, for 401(k) matching contributions.

Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011 Aldagen Inc [Member]
Commitments and Contingencies Disclosure [Text Block]

Note 16 — Commitments and Contingencies

Under the Company’s plan of reorganization upon emergence from bankruptcy in July 2002, the Series A Preferred stock and the dividends accrued thereon that existed prior to emergence from bankruptcy were to be exchanged into one share of new Common stock for every five shares of Series A Preferred stock held as of the date of emergence from bankruptcy. This exchange was contingent on the Company’s attaining aggregate gross revenues for four consecutive quarters of at least $10,000,000 and if met would result in the issuance of 325,000 shares of the Company’s Common stock. The Company reached such aggregate revenue levels as of the end of the quarter ended June 30, 2012 and, as a result, expensed approximately $471,000 related to the resolution of the contingency. The expense amount, classified as other expenses in the accompanying condensed consolidated statement of operations, represents the fair value of 325,000 shares of the Company’s Common stock to be issued to former Series A Preferred Stock holders at prescribed times over the next 12 months. The Common stock issuable is classified as equity.

Aldagen’s former investors have the right to receive up to 20,309,723 shares of the Company’s common stock, contingent upon the achievement of certain milestones related to the current ALD-401 Phase 2 clinical trial. In February 2013, the Company and former Aldagen shareholders modified the terms of the contingent consideration. As a result of the amendment, approximately $1,006,000 was recognized as operating expense with the offset to equity.

In conjunction with its FDA clearance, the Company agreed to conduct a post-market surveillance study to further analyze the safety profile of bovine thrombin as used in the AutoloGel TM System. This study was estimated to cost between $500,000 and $700,000 over a period of several years, which began in the third quarter of 2008. As of March 31, 2013, approximately $360,000 had been incurred. Since the inception of this study, the Company has enrolled 120 patients, noting no adverse events. Based on the additional positive safety data, the Company has suspended further enrollment in this study pending further discussion with the FDA.

In July 2009, in satisfaction of a new Maryland law pertaining to Wholesale Distributor Permits, the Company established a Letter of Credit, in the amount of $50,000, naming the Maryland Board of Pharmacy as the beneficiary. This Letter of Credit serves as security for the performance by the Company of its obligations under applicable Maryland law regarding this permit and is collateralized by a Certificate of Deposit (“CD”) purchased from the Company’s commercial bank. The CD bears interest at an annual rate of 0.20% and matures on June 24, 2013.

In connection with this offering, the Company and the Maryland Venture Fund (Maryland Department of Business and Economic Development), an investor in the above referenced offering (“MVF”), in compliance with MVF’s investment policies, agreed to execute a certain Stock Repurchase Agreement which requires the Company to repurchase the MVF’s investment, at MVF’s option, upon certain events outside of the Company’s control; provided, however, that in the event that, at the time of either such event the Company’s securities are listed on a national securities exchange, the foregoing repurchase will not be triggered. The common shares issued to MVF are classified as “contingently redeemable common shares” in the accompanying condensed consolidated balance sheet. The value of the warrants and offering expenses allocable to the contingently redeemable common shares was not material. Upon the termination of the stock repurchase agreement or the sale of the stock by MVF, the temporary equity will be re-classed to permanent equity.

The Company’s primary office and warehouse facilities are located in Gaithersburg, Maryland, and comprise approximately 7,200 square feet. This facility falls under two leases with monthly rent, including our share of certain annual operating costs and taxes, at approximately $6,00 and $4,000 per month with the leases expiring December 2013 and August 2017, respectively. The Company also leases a 16,300 square foot facility located in Durham, North Carolina. This facility falls under two leases with monthly rent, including our share of certain annual operating costs and taxes, at approximately $11,000 and $6,000 per month with the lease expiring April 30 and December 31, 2013, respectively.

Note 22 — Commitments and Contingencies

Under the Company’s plan of reorganization upon emergence from bankruptcy in July 2002, the Series A Preferred stock and the dividends accrued thereon that existed prior to emergence from bankruptcy were to be exchanged into one share of new Common stock for every five shares of Series A Preferred stock held as of the date of emergence from bankruptcy. This exchange was contingent on the Company’s attaining aggregate gross revenues for four consecutive quarters of at least $10,000,000 and if met would result in the issuance of 325,000 shares of the Company’s Common stock. The Company reached such aggregate revenue levels as of the end of the quarter ended June 30, 2012 and, as a result, expensed approximately $471,000 related to the resolution of the contingency. The expense amount, classified as other expenses in the accompanying condensed consolidated statement of operations, represents the fair value of 325,000 shares of the Company’s Common stock to be issued to former Series A Preferred Stock holders at prescribed times over the next 12 months. The Common stock issuable is classified as equity.

Aldagen’s former investors have the right to receive up to 20,309,723 shares of the Company’s common stock, contingent upon the achievement of certain milestones related to the current ALD-401 Phase 2 clinical trial.

In March 2011, the Company entered into a development agreement in which a consultant was granted 250,000 options to purchase the Company’s common stock, of which 50,000 vested immediately, and the remaining 200,000 vesting in tranches upon the achievement of certain pre-defined milestones. In August 2012, the Company chose to materially modify the objectives and strategy of the project, upon which 50% of the then unvested options became immediately vested and the remaining 50% were cancelled.

In conjunction with its FDA clearance, the Company agreed to conduct a post-market surveillance study to further analyze the safety profile of bovine thrombin as used in the AutoloGel TM System. This study was estimated to cost between $500,000 and $700,000 over a period of several years, which began in the third quarter of 2008. As of September 30, 2012, approximately $360,000 had been incurred. Since the inception of this study, the Company has enrolled 120 patients, noting no adverse events. Based on an analysis of the positive safety data, the Company has suspended further enrollment in this study pending further discussion with the FDA.

In July 2009, in satisfaction of a new Maryland law pertaining to Wholesale Distributor Permits, the Company established a Letter of Credit, in the amount of $50,000, naming the Maryland Board of Pharmacy as the beneficiary. This Letter of Credit serves as security for the performance by the Company of its obligations under applicable Maryland law regarding this permit and is collateralized by a Certificate of Deposit (“CD”) purchased from the Company’s commercial bank. The CD bears interest at an annual rate of 0.20% and matures on June 24, 2013.

The Company has also committed to purchase approximately $1,092,000 of new Angel machines in 2013.

6. Commitments and Contingencies

Leases

The Company leases its office facilities and certain laboratory and office equipment under capital and noncancelable operating leases. The Company’s lease for its office facilities, as amended to date, expires on April 30, 2013.

In November 2008, the Company signed a noncancelable operating lease for an additional 5,293 square feet of space located at the Company’s headquarters in Durham, NC. The term of the expansion space lease expires on December 31, 2013.

Future minimum lease payments under capital and noncancelable operating leases as of December 31, 2011, is as follows:

	Year Ended December 31
	2011
	Capital Leases	Operating Leases
Years ending December 31:
2012	$4,377	$196,878
2013	–	115,677
2014	–	–
	4,377	$312,555
Less interest at 7.7% to 11.9%	96
Present value of minimum lease payments	4,281
Less current portion	4,281
Capital lease obligations less current portion	$–

Rent expense under these noncancelable operating leases was $129,802, $129,802, and $1,448,520 for the years ended December 31, 2011 and 2010, and for the period from March 3, 2000 (inception) through December 31, 2011, respectively. Fixed assets capitalized under capital leases and the related accumulated amortization totaled $83,253 and $64,186, and $83,253 and $53,117 as of December 31, 2011 and 2010, respectively.

Subsequent Events	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011 Aldagen Inc [Member]
Subsequent Events [Text Block]
Note 23 — Subsequent Events

Lincoln Park Transaction

On February 18, 2013, Cytomedix entered into a purchase agreement (the “Purchase Agreement”), together with a registration rights agreement (the “Registration Rights Agreement”), with Lincoln Park Capital Fund, LLC (“Lincoln Park”). Under the terms and subject to the conditions of the Purchase Agreement, the Company has the right to sell to and Lincoln Park is obligated to purchase up to $15 million in shares of the Company’s common stock (“Common Stock”), subject to certain limitations, from time to time, over the 30-month period commencing on the date that a registration statement, which the Company agreed to file with the Securities and Exchange Commission (the “SEC”) pursuant to the Registration Rights Agreement, is declared effective by the SEC and a final prospectus in connection therewith is filed. The Company may direct Lincoln Park every other business day, at its sole discretion and subject to certain conditions, to purchase up to 150,000 shares of Common Stock in regular purchases, increasing to amounts of up to 200,000 shares depending upon the closing sale price of the Common Stock. In addition, the Company may direct Lincoln Park to purchase additional amounts as accelerated purchases if on the date of a regular purchase the closing sale price of the Common Stock is not below $1.00 per share. The purchase price of shares of Common Stock related to the future funding will be based on the prevailing market prices of such shares at the time of sales (or over a period of up to 12 business days leading up to such time), but in no event will shares be sold to Lincoln Park on a day the Common Stock closing price is less than the floor price of $0.45 per share, subject to adjustment. The Company’s sales of shares of Common Stock to Lincoln Park under the Purchase Agreement are limited to no more than the number of shares that would result in the beneficial ownership by Lincoln Park and its affiliates, at any single point in time, of more than 9.99% of the then outstanding shares of the Common Stock.

In connection with the Purchase Agreement, the Company issued to Lincoln Park 375,000 shares of Common Stock and is required to issue up to 375,000 additional shares of Common Stock pro rata as the Company requires Lincoln Park to purchase the Company’s shares under the Purchase Agreement over the term of the agreement. Lincoln Park represented to the Company, among other things, that it was an “accredited investor” (as such term is defined in Rule 501(a) of Regulation D under the Securities Act of 1933, as amended (the “Securities Act”)), and the Company sold the securities in reliance upon an exemption from registration contained in Section 4(2) under the Securities Act. The securities sold may not be offered or sold in the United States absent registration or an applicable exemption from registration requirements.

The Purchase Agreement and the Registration Rights Agreement contain customary representations, warranties, agreements and conditions to completing future sale transactions, indemnification rights and obligations of the parties. The Company has the right to terminate the Purchase Agreement at any time, at no cost or penalty. Actual sales of shares of Common Stock to Lincoln Park under the Purchase Agreement will depend on a variety of factors to be determined by the Company from time to time, including, among others, market conditions, the trading price of the Common Stock and determinations by the Company as to the appropriate sources of funding for the Company and its operations. There are no trading volume requirements or restrictions under the Purchase Agreement. Lincoln Park has no right to require any sales by the Company, but is obligated to make purchases from the Company as it directs in accordance with the Purchase Agreement. Lincoln Park has covenanted not to cause or engage in any manner whatsoever, any direct or indirect short selling or hedging of our shares.

Common Stock and Warrant Registered Offering

On February 19, 2013, the Company entered into securities purchase agreements with certain institutional accredited investors, including certain current shareholders of the Company, to raise gross proceeds of $5,000,000, before placement agent’s fees and other offering expenses, in a registered offering. The Company will issue to the investors units of the Company’s securities consisting, in the aggregate, of 9,090,910 shares of the Company’s common stock and five-year warrants to purchase 6,363,637 shares of common stock. The purchase price paid by investors was $0.55 for each unit. Each warrant is immediately exercisable at $0.75 per share on or after February 22, 2013 and is subject to transfer restrictions, including among others, compliance with the state securities laws. The closing of the offering took place on February 22, 2013. Proceeds from the transaction will be used for general corporate and working capital purposes.

Burrill Securities LLC (“Burrill”) acted as a placement agent, on a “best efforts” basis, for this transaction. Pursuant to the terms of the Placement Agent Agreement by and between the Company and Burrill dated as of February 19, 2013, the Company has agreed to pay an aggregate cash fee in the amount of $350,000 (the “Placement Fee”). The Company has also agreed to reimburse up to $52,000 for expenses incurred by them in connection with the offering. In addition, the Company will grant to Burrill at the closing of this offering warrants (the “Burrill Warrants”) to purchase 136,364 shares of our common stock. The Burrill Warrants will have the same terms as the investor warrants in this offering, except that the exercise price will be 120% of the exercise price of the investor warrants and may also be exercised on a cashless basis.

The offering was made pursuant to a shelf registration statement on Form S-3 (SEC File No. 333-183704, the base prospectus originally filed with the SEC on August 31, 2012, as subsequently amended and as supplemented by a prospectus supplement filed with the Securities and Exchange Commission on February 20, 2013).

The securities purchase agreements contain representations, covenants and other provisions customary for the agreements of this nature. In addition, such agreements provide for certain “piggy-back” registrations rights with respect to the Company’s securities (including shares to be issued upon warrant exercises) purchased in the offering by investors that are affiliates of the Company, such that the Company agreed, to the extent such affiliate investors are not able to resell such securities without restriction, to include such securities in its future registration statements, subject to applicable limitations. Also, to the extent that such securities have been not registered at the time the Company is required to file a registration statement in connection with the final milestone event relating to the February 2012 Aldagen acquisition, the affiliate investors will have the right to include such securities in such registration statement.

In connection with this offering, the Company and the Maryland Venture Fund (Maryland Department of Business and Economic Development), an investor in the above referenced offering (“MVF”), in compliance with MVF’s investment policies, agreed to execute a certain Stock Repurchase Agreement which requires the Company to repurchase the MVF’s investment, at MVF’s option, in the event the Company relocates its principal place of business outside Maryland or any executive officer of the Company is convicted of a felony; provided, however, that in the event that, at the time of either such event the Company’s securities are listed on a national securities exchange, the foregoing repurchase will not be triggered.

MidCap Credit and Security Agreement and Related Agreements

On February 19, 2013, the Company (and its wholly-owned subsidiaries, Aldagen, Inc. and Cytomedix Acquisition Company, LLC) entered into a Credit and Security Agreement (the “Credit Agreement”) with Midcap Financial LLC (“Midcap”), that provides for an aggregate term loan commitments of $7.5 million. The Company received the first tranche of $4.5 million on February 27, 2013. The second tranche of $3.0 million may be advanced to the Company, at the Company’s discretion, upon satisfaction of the following conditions: (i) if the Company achieves certain performance milestones for 2013 and (ii) raises an amount of not less than $5.0 million in the aggregate from (a) equity investors, and/or (b) partnership proceeds on or before July 31, 2013 (the “Capital Raise Event”).

The term loan will mature on August 19, 2016, and will be repaid on a straight-line amortization basis, with the first twelve months being an interest-only period and commencing on the thirteenth month the principal on both the first tranche and, if applicable, on the second tranche, will be amortized in equal monthly amounts through the maturity date.

In connection with the foregoing loan facility, the Company issued MidCap a seven-year warrant to purchase 1,079,137 shares of the Company’s common stock at the warrant exercise price of $0.70 per share. The exercise price and the number of shares issuable upon exercise of the warrant is subject to appropriate adjustment in the event of recapitalization events, stock dividends, stock splits, stock combinations, reclassifications or similar events affecting the Company’s common stock, and also upon any distributions of assets, including cash, stock or other property to the Company’s stockholders. The warrant contains a cashless exercise provision. The warrant is not and will not be listed on any securities exchange or automated quotation system. MidCap is an “accredited investor” (as such term is defined in Rule 501(a) of Regulation D under the Securities Act of 1933, as amended (the “Securities Act”)), and the Company sold the securities in reliance upon an exemption from registration contained in Section 4(2) under the Securities Act. The securities sold may not be offered or sold in the United States absent registration or an applicable exemption from registration requirements.

Interest on the outstanding balance of the term loan is payable monthly in arrears at an annual rate of the one-month London Interbank Offered Rate (LIBOR), plus 8.0%, subject to a LIBOR floor of 3%, and is calculated on the basis of the actual number of days elapsed in a 360 day year. In the event the term loan is prepaid by the Company prior to the end of its term, the Company will be required to pay to MidCap a fee equal to an amount determined by multiplying the outstanding amount on the loan by 5% in the first year, 3% in the second year and 1% after that.

Amounts borrowed under the Credit Agreement are secured by a first priority security interest on all existing and after-acquired assets of the Company, including the intellectual property of the Company and its subsidiaries.

The Credit Agreement contains events of default and remedies customary for loan transactions of this sort including, among others, those related to a default in the payment of principal or interest, a material inaccuracy of a representation or warranty, a default with regard to performance of certain covenants, a material adverse change (as defined in the Credit Agreement) occurs, and certain change of control events. In addition, the failure to consummate the Capital Raise Event constitutes an event of default under the Credit Agreement. The Company would also be in default under the Credit Agreement in the event of certain withdrawals, recalls, adverse test results or enforcement actions with respect to the Company’s products. Upon the occurrence of a default, in some cases following a notice and cure period, MidCap may accelerate the maturity of the loans and require the full and immediate repayment of all borrowings under the Credit Agreement. The Credit Agreement also contains financial and customary negative covenants, including with respect to the Company’s ability to sell, lease, transfer, assign, grant a security interest in or otherwise dispose of its assets except in the ordinary course of business, or incur additional indebtedness.

The Company plans to use the funds for general corporate and working capital purposes.

Amendment to the Exchange and Purchase Agreement

On February 18, 2013, the Company and Aldagen Holdings, executed an amendment (the “Amendment”) to the February 8, 2012 Exchange and Purchase Agreement (the “Exchange Amendment”). The disinterested members of the Board reviewed and approved the terms and provisions of the Amendment. The purpose of the Amendment was to modify the terms of the post-closing consideration which was originally structured around the achievement of certain milestone events relating to the Company’s current ALD-401 Phase 2 clinical trials. The total number of 20,309,723 shares representing the post-closing consideration which Aldagen Holdings will be entitled receive as contemplated under the terms of the Exchange Agreement (the “Maximum Post-Closing Consideration”) remains unchanged. The terms of the Amendment are as follows:

(i) the second post-closing issuance of the Company’s common stock was reduced from 3,046,458 shares of the Company’s company stock (or 15% of the Maximum Post-Closing Consideration) to 1,523,229 shares of the Company’s common stock (or 7.5% of the Maximum Post-Closing Consideration), which issuance is contingent upon the enrollment requirements as provided in the FDA approved protocol for the ALD 401 Phase 2 trial; and (ii) the third post-closing issuance of the Company’s common stock was increased from 16,247,779 shares of the Company’s company stock (or 80% of the Maximum Post-Closing Consideration) to 17,771,008 shares of the Company’s common stock (or 87.5% of the Maximum Post-Closing Consideration), which issuance is contingent upon favorable clinical efficacy for the ALD 401 Phase 2 trial as defined in the Exchange Agreement.

Release of the Worden Security Interest in the Licensed Patents

On February 19, 2013, the Company and Charles E. Worden Sr., an individual holder of security interest in patents pursuant to the Substitute Royalty Agreement, dated November 4, 2001 (the “SRA”), executed an Amendment to the SRA (the “SRA Amendment”) for the purposes of terminating and releasing the security interest and the reversionary interest under the terms of the SRA in exchange for the following consideration: (i) a one-time cash payment of $500,000 (to replace all future minimum monthly royalty payments), (ii) issuance of 250,000 shares of the Company’s common stock (the “Worden Shares”), and (iii) grant of the right to acquire up to 250,000 shares of the Company’s common stock pursuant to a seven-year warrant with the exercise price of $0.70 per share (the “Worden Warrant”). In addition, under the terms of the Amendment, Mr. Worden’s future annual royalty stream limitation was increased from $600,000 to $625,000. The exercise price and the number of shares issuable upon exercise of the Worden Warrant is subject to appropriate adjustment in the event of recapitalization events, stock dividends, stock splits, stock combinations, reclassifications or similar events affecting the Company’s common stock, and also upon any distributions of assets, including cash, stock or other property to the Company’s stockholders. The Worden Warrants contain provisions that are customary for the instruments of this nature, including, among others, a cashless exercise provision.

Mr. Worden is an “accredited investor” (as such term is defined in Rule 501(a) of Regulation D under the Securities Act, and the Company therefore sold the Worden Shares and the Worden Warrant in reliance upon an exemption from registration contained in Section 4(2) under the Securities Act. The securities sold may not be offered or sold in the United States absent registration or an applicable exemption from registration requirements.

JP Nevada Trust Note Amendment

On February 19, 2013, the Company and its wholly-owned subsidiary, Cytomedix Acquisition Company, LLC, on the one hand, and the holder of the April 28, 2011 $2.1 million secured promissory note (the “JP Trust Note”), JP’s Nevada Trust (the “Lender”), on the other hand, agreed, in consideration for subordination of its security interest under the JP Trust Note to that of MidCap pursuant to the terms of the Subordination Agreement, to amend the JP Trust Note to (i) extend the maturity date of such note to November 19, 2016 and (ii) expand the Lender’s second lien security interest under the Note to include the assets of the Company and Aldagen, Inc., the Company’s wholly-owned subsidiary, in addition to the previously secured assets of Cytomedix Acquisition Company, LLC. The parties also agreed to amend the vesting schedule on the Lender’s warrants issued by the Company in April 2011 such that the remaining 250,000 warrant shares are exercisable immediately. Finally, the Company agreed to issue the Lender a new warrant to purchase up to 266,666 shares at an exercise price of $0.70 per share vesting as follows: (i) 133,333 shares may be exercised only if the JP Trust Note has not been paid by the fourth anniversary of its issuance, and (ii) the remaining 133,333 shares may be exercised only if the JP Trust Note has not been paid by the fifth anniversary of its issuance.

As disclosed in the Company’s Current Report on Form 8-K relating to the original issuance of the JP Trust Note, the Company’s payment obligations with respect to $1.4 million under the JP Trust Note were guaranteed by certain insiders, affiliates, and shareholders of the Company, including David E. Jorden, Chairman of the Board of the Company (the “Guarantors”). In light of the foregoing changes to the Lender’s warrant vesting schedule and issuance of new warrants the Lender, as described above, the disinterested members of the Board also: (i) reviewed and approved amendments to the warrant vesting schedule on the Guarantors’ warrants (including those held by Mr. Jorden) issued by the Company in April 2011 such that the remaining 500,000 warrant shares are exercisable immediately and (ii) granted the right to the Guarantors to acquire up to 533,334 shares of the Company’s common stock pursuant to warrants at the exercise price of $0.70 per share, vesting as follows: (i) 266,667 warrant shares may be exercised only if the JP Trust Note has not been prepaid by the fourth anniversary of its issuance, and (ii) the remaining 266,667 shares may be exercised only if the JP Trust Note has not been paid by the fifth anniversary of its issuance (including 107,143 of the previously issued warrants held by Mr. Jorden, which will now vest immediately, and (i) 57,143 of his warrant shares may be exercised only if the JP Trust Note has not been paid by the fourth anniversary of its issuance, and (ii) the remaining 57,143 shares may be exercised only if the JP Trust Note has not been paid by the fifth anniversary of its issuance).

The warrant was sold in a transaction exempt from registration under the Securities Act of 1933, in reliance on Section 4(2) thereof. The Lender and each of the Guarantors are “accredited investors” (as such term is defined in Rule 501(a) of Regulation D under the Securities Act, and the Company sold the securities in reliance upon an exemption from registration contained in Section 4(2) and Rule 506 under the Securities Act. The securities sold may not be offered or sold in the United States absent registration or an applicable exemption from registration requirements.

JMJ Financial Note Amendment and Subordination

On February 19, 2013, the Company and JMJ Financial (“JMJ”), the holder of certain convertible promissory notes issued by the Company (together, the “JMJ Notes”), agreed, in consideration of the subordination of JMJ’s rights and remedies under the JMJ Note to that of MidCap pursuant to the terms of the certain Subordination Agreement (the “JMJ Subordination Agreement”), to amend the JMJ Notes to extend the maturity date of the JMJ Notes to the later of (i) three years from the effective date of such notes or (ii) the date that is one business day following the date the MidCap loan is paid in full. In addition, JMJ converted $100,000 of the outstanding balance on one of the JMJ Notes into shares of the Company’s common stock and the Company remitted a payment in the amount of $370,000 to partially satisfy one of the JMJ Notes, with approximately $750,000 of the JMJ Notes to remain currently outstanding.

11. Subsequent Events

The Company has evaluated subsequent events through the date of this report, March 13, 2012 noting the following:

On January 12, 2012, the Company’s Certificate of Incorporation was amended to increase the number of shares of common stock and series C-1 preferred authorized for future issuance by 576,007 in each case, to a total of 93,983,312 shares and 31,658,388 shares, respectively.

On January 12, 2012 and January 26, 2012, the Company issued two tranches of convertible bridge notes to certain existing accredited shareholders and certain members of the Company’s Board of Directors. Each tranche had an aggregate fair value of $60,000 and included the issuance of 11,518 warrants with terms consistent with the warrant issuance included with the September 2011 convertible notes (See Note 5). The notes bear interest at 8% per annum and are unsecured. The notes mature, and all principal and accrued interest is convertible into shares of the Company’s capital stock, on the earliest of (1) a liquidating event (as defined in the Company’s certificate of incorporation), (2) the next qualified equity financing (as defined in the agreements relating to the notes), or (3) April 30, 2012.

On February 7, 2012, the Company issued two separate convertible bridge notes to certain existing accredited shareholders and certain members of the Company’s Board of Directors with aggregate fair values of $75,000 and $100,000, respectively. The notes bear interest at 8% per annum and are unsecured. The notes mature, and all principal and accrued interest is convertible into shares of the Company’s capital stock, on the earliest of (1) a liquidating event (as defined in the Company’s certificate of incorporation), (2) the next qualified equity financing (as defined in the agreements relating to the notes), or (3) April 30, 2012.

On February 8, 2012, the Company entered into an Exchange and Purchase Agreement with Cytomedix, Inc., a Delaware corporation, where Cytomedix acquired all of the Company’s issued and outstanding capital stock and convertible promissory notes, making the Company a wholly-owned subsidiary of Cytomedix. As consideration for the exchange of all the outstanding capital stock and convertible promissory notes, Cytomedix issued 135,398 shares of its Series E Convertible Preferred Stock to Aldagen Holdings, LLC, a North Carolina limited liability company and the Company’s sole equity holder. The number of shares received was determined by dividing the agreed upon value of $16,000,000 by a price per share of Cytomedix common stock of $1.1817.

In addition to the 135,398 shares that Aldagen Holdings, LLC received as of February 8, 2012, the Company also has the right to receive up to an additional 20,309,723 shares of Cytomedix common stock, contingent upon the Company achieving certain milestones related to its ALD-401 Phase 2 clinical trial.

In connection with the acquisition, each outstanding option to acquire shares of the Company’s capital stock was cancelled and, in satisfaction of a closing condition, Cytomedix’s Board of Directors granted options to acquire shares of Cytomedix stock to certain Company employees, officers, directors, and advisors under Cytomedix’s Long-Term Incentive Plan. Furthermore, the 2,214,650 outstanding warrants to acquire shares of the Company’s capital stock were exchanged for warrants to acquire an aggregate of 2,155,596 shares of Cytomedix common stock with an exercise price of $1.42 per share.

Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011 Aldagen Inc [Member]
Basis of Accounting, Policy [Policy Text Block]

Basis of Presentation and Significant Accounting Policies

The unaudited financial statements included herein are presented on a condensed consolidated basis and have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission. The financial statements reflect all adjustments that are, in the opinion of management, necessary to fairly state such information. All such adjustments are of a normal recurring nature. Although the Company believes that the disclosures are adequate to make the information presented not misleading, certain information and footnote disclosures, including a description of significant accounting policies normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America, have been condensed or omitted pursuant to such rules and regulations.

The year-end balance sheet data were derived from audited consolidated financial statements but do not include all disclosures required by accounting principles generally accepted in the United States of America.

These financial statements should be read in conjunction with the financial statements and the notes thereto included in the Company’s 2012 Annual Report on Form 10-K filed with the Securities and Exchange Commission. The results of operations for interim periods are not necessarily indicative of the results for any subsequent quarter or the entire fiscal year ending December 31, 2013.

Basis of Presentation and Consolidation

The Company’s financial statements are prepared on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America. They include the accounts of the company and our subsidiaries. All significant intercompany transactions and balances have been eliminated in consolidation. Certain prior period amounts have been reclassified to conform to the current period presentation with no impact to net loss.

Use of Estimates, Policy [Policy Text Block]
Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results could differ from those estimates.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements and accompanying notes. Management bases its estimates on historical experience and assumptions believed to be reasonable under the circumstances. Actual results could differ from the estimates and assumptions used.

Business Combinations Policy [Policy Text Block]
Business Combinations

The Company accounts for business combinations using the acquisition method. Under this method the Company allocates the purchase price to the assets acquired and liabilities assumed based on their estimated fair values at the date of acquisition, including intangible assets that arise from contractual or other legal rights or are separable (i.e. capable of being sold, transferred, licensed, rented, or exchanged separately from the entity). Determination of fair value is based on certain estimates and assumptions regarding such things as forecasted future revenues and expenses, customer attrition, prevailing royalty rates, required rates of return, etc. The purchase price in excess of the fair value of the net assets and liabilities is recorded as goodwill. See further discussion regarding the accounting for the Aldagen, Inc. (hereinafter defined) acquistion in Note 4.

Concentration Risk, Credit Risk, Policy [Policy Text Block]
Concentration of Risk

Approximately $40,000 and $991,000 held in financial institutions was in excess of FDIC insurance at December 31, 2012 and 2011, respectively. There were no such amounts at December 31, 2010. Approximately $1,754,000 and $503,000 held in money market accounts at brokerage firms was in excess of Securities Investor Protection Corporation (“SIPC”) at December 31, 2012 and 2011, respectively. There were no such amounts at December 31, 2010. The amount not covered by SIPC is insured by the Company’s brokerage firm through additional “excess of SIPC” coverage from third party insurers. These third party insurers would cover losses in the event of the financial failure and liquidation of the financial institution that holds the Company’s institutional money market investments, however they do not insure against losses due to market fluctuations. The Company currently has two commercially marketed products, both using PRP technology, that are presently marketed. Significant changes in technology could lead to new products or services that compete with the product offered by the Company. These changes could materially affect the price of the Company’s product or render it obsolete. The Company outsources manufacturing for all the components of its offerings.

Company utilizes single suppliers for several components of the Angel® and AutoloGel TM product lines. We outsource the manufacturing of various products, including component parts, composing the Angel® line to contract manufacturers. While we believe these manufacturers to be of sufficient competency, quality, reliability, and stability, there is no assurance that one or more of them will not experience an interruption or inability to provide us with the products needed to satisfy customer demand. Additionally, while most of the components of AutoloGel TM are generally readily available on the open market, a reagent, bovine thrombin, is available exclusively through Pfizer, with whom the Company has an established vendor relationship.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash, cash equivalents, accounts receivable and other receivables. The Company’s cash is held primarily by one financial institution.

The Company invests cash not currently used for operating purposes in a money market account. The Company is exposed to credit risk, subject to federal deposit insurance, in the event of default by the financial institution holding its cash and cash equivalents to the extent of amounts recorded on the balance sheets.

Accounts receivable consists of trade receivables from product sales. Other receivables result from landlord-reimbursable leasehold improvements and federal grants. As of December 31, 2011 and 2010, the Company’s wholesale distributor for ALDEFLUOR and ALDECOUNT accounted for 91% and 98%, respectively, of the Company’s trade accounts receivable. The Company’s credit policies include establishment of provisions for potential credit losses. Since inception, the Company has not experienced significant credit losses on its accounts receivable or other receivables. As of December 31, 2011 and 2010, no allowance for doubtful accounts was considered necessary by management.

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash Equivalents

The Company considers all highly liquid instruments purchased with an original maturity of three months or less to be cash equivalents.

At December 31, 2012, the Company had dedicated approximately $1,524,000 of its cash balance for use in conjunction with the ALD-401 Phase 2 clinical trial and related matters, pursuant to provisions in the Aldagen acquisition agreements.

Cash and Cash Equivalents

The Company invests its available cash balances in bank deposits and a money market account. The Company considers all highly liquid investments with an original maturity date of three months or less at the date of purchase to be cash equivalents.

The Company maintains a Certificate of Deposit account as security for its corporate credit card. The balance of this account is $16,043 and $16,009 as of December 31, 2011 and December 31, 2010, respectively, and is included in cash and cash equivalents.

Accounts Receivable [Policy Text Block]
Accounts Receivable

Cytomedix generates accounts receivable from the sale of its products. Cytomedix provides for a reserve against receivables for estimated losses that may result from a customer’s inability or unwillingness to pay. The allowance for doubtful accounts is estimated primarily based upon historical write-off percentages, known problem accounts, and current economic conditions. Accounts are written off against the allowance for doubtful accounts when the Company determines that amounts are not collectable. Recoveries of previously written-off accounts are recorded when collected. At December 31, 2012, 2011, and 2010 the Company maintained an allowance for doubtful accounts of $43,000, $38,000, and $36,000, respectively.

Inventory, Policy [Policy Text Block]
Inventory

The Company’s inventory is produced by third party manufacturers and consists primarily of finished goods. Inventory cost is determined on a first-in, first-out basis and is stated at the lower of cost or net realizable value. The Company’s primary product is the Angel® Processing set which has a shelf life of three years. The Company also maintains an inventory of kits, reagents, and other disposables that have shelf lives that generally range from ten months to five years. Expired products are segregated and used for demonstration purposes only; the Company writes off expired inventory through cost of sales.

Inventories

Inventories are valued at the lower of cost or market. Cost is determined by using the weighted-average method for all inventory transactions. The Company’s policy is to record a valuation allowance for inventory that has become obsolete, has a cost basis in excess of net realizable value or is in excess of forecasted demand. As of December 31, 2011 and 2010, the company had recorded an inventory valuation allowance of $17,986 and $0, respectively.

Property, Plant and Equipment, Policy [Policy Text Block]
Property and Equipment

Property and equipment is stated at cost less accumulated depreciation and is depreciated, using the straight-line method, over its estimated useful life ranging from three to five years for all assets except for furniture, lab, and manufacturing equipment which is depreciated over seven and ten years, respectively. Maintenance and repairs are charged to operations as incurred. When assets are disposed of, the cost and related accumulated depreciation are removed from the accounts and any gain or loss is included in other income (expense).

Centrifuges may be sold, leased, or placed at no charge with customers. Depreciation expense for centrifuges that are available for sale, leased, or placed at no charge with customers are charged to cost of sales. Depreciation expense for centrifuges used for sales and marketing and other internal purposes are charged to operations. When the centrifuges are sold the net book value is charged to cost of sales.

Property and Equipment

Property and equipment are recorded at cost, less accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the respective assets, usually three to seven years. The costs of leasehold improvements and equipment under capital leases that do not transfer ownership are amortized over the life of the lease or the useful economic life of the asset, whichever is shorter. Maintenance and repairs are expensed as incurred.

Goodwill [Policy Text Block]
Goodwill

The Company is required to perform a review for impairment of goodwill in accordance with FASB ASC 350, Intangibles — Goodwill and Other . Goodwill is considered to be impaired if it is determined that the carrying value of the Company exceeds its fair value. The Company conducts an impairment test of goodwill on an annual basis as of October 1 of each year. In addition to the annual review, an interim review is required if an event occurs or circumstances change that would more likely than not reduce the fair value of the Company below its carrying amount. Examples of such events or circumstances include:

•	a significant adverse change in legal factors or in the business climate;
•	a significant decline in Cytomedix’s stock price or the stock price of comparable companies;
•	a significant decline in the Company’s projected revenue or cash flows;
•	an adverse action or assessment by a regulator;
•	unanticipated competition;
•	a loss of key personnel;
•	a more-likely-than-not expectation that the Company will be sold or otherwise disposed of;
•	a substantial doubt about the Company’s ability to continue as a going concern.

Intangible Assets Excluding Goodwill [Policy Text Block]
Intangible Assets

The Company capitalizes the costs of purchased patents, trademarks, customer, and technology related intangibles.

Indefinite lived intangible assets consist of in-process research and development (IPR&D) acquired in the acquisition of Aldagen. The acquired IPR&D consists of specific cell populations (that are related to a specific indication) and the use of the cell populations in treating particular medical conditions. The Company evaluates its indefinite-lived intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable, and at least on an annual basis as of October 1 of each year, by comparing the fair value of the asset with its carrying amount. If the carrying amount of the intangible asset exceeds its fair value, the Company would recognize an impairment loss in the amount of that excess.

Identifiable intangible assets with finite lives consist of trademarks, technology (including patents), and customer relationships acquired in business combinations. These intangibles are amortized using the straight-line method over their estimated useful lives. The Company reviews its finite-lived intangible assets for potential impairment when circumstances indicate that the carrying amount of assets may not be recoverable, and at least on an annual basis as of October 1 of each year, by comparing the fair value of the asset with its carrying amount. If the carrying amount of the intangible asset exceeds its fair value, the Company would recognize an impairment loss in the amount of that excess.

Income Tax, Policy [Policy Text Block]
Income Taxes

The Company accounts for income taxes using the asset and liability method. Under the asset and liability method, current income tax expense or benefit is the amount of income taxes expected to be payable or refundable for the current year. A deferred income tax asset or liability is recognized for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and tax credits and loss carryforwards. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Tax rate changes are reflected in income during the period such changes are enacted.

For the year ended December 31, 2012, the income tax provision relates exclusively to a deferred tax liability associated with the amortization of goodwill. The Company has analyzed filing positions in all of the federal and state jurisdictions where it is required to file income tax returns, as well as all open tax years in these jurisdictions. The only periods subject to examination for the Company’s federal return are the 2008 through 2012 tax years. The Company believes that its income tax filing positions and deductions would be sustained on audit and does not anticipate any adjustments that would result in a material change to its financial position. Therefore, no reserves for uncertain income tax positions have been recorded.

The Company’s policy for recording interest and penalties associated with audits is to record such items as a component of income before taxes. There were no such items for 2012, 2011, and 2010.

Income Taxes

The Company utilizes the liability method of accounting for income taxes as required by ASC 740-10, Income Taxes. Under this method, deferred tax assets and liabilities are determined based on differences between the financial and tax reporting bases of assets and liabilities and are measured using enacted tax rates and laws that are expected to be in effect when the differences are expected to reverse. Valuation allowances are established when necessary to reduce deferred tax assets to amounts expected to be realized. The Company incurred operating losses from March 3, 2000 (inception) through December 31, 2011, and therefore has not recorded any current provision for income taxes.

Revenue Recognition, Policy [Policy Text Block]
Revenue Recognition

The Company recognizes revenue in accordance with FASB ASC 605, Revenue Recognition . ASC 605 requires that four basic criteria must be met before revenue can be recognized: (1) persuasive evidence of an arrangement exists; (2) delivery has occurred or services rendered; (3) consideration is fixed or determinable; and (4) collectability is reasonably assured.

Sales of products

The Company provides for the sale of its products, including disposable processing sets and supplies to customers. Revenue from sales products is recognized upon shipment of products to the customers. The Company does not maintain a reserve for returned products as in the past those returns have not been material.

Usage or leasing of blood separation equipment

As a result of the acquisition of the Angel® business in 2010, the Company acquired various multiple element revenue arrangements that combine the (i) usage or leasing of blood separation processing equipment, (ii) maintenance of processing equipment, and (iii) purchase of disposable processing sets and supplies. Under these arrangements, the total arrangement consideration is allocated to the various elements based on their relative estimated selling prices. The usage of the blood separation processing equipment is accounted for as an operating lease; since customer payments are contingent upon the customer ordering new products, rental income is recorded following the contingent rental method when rental income is earned and collectability is reasonably assured. The sale of disposable processing sets and supplies and maintenance are deemed a combined unit of accounting; since (a) any consideration for disposable processing sets and supplies and maintenance is contingent upon the customer ordering additional disposable processing sets and supplies and (b) both the disposable products and maintenance services are provided over the same term, the Company recognizes revenue for this combined unit of accounting following the contingent revenue method at the time disposable products are delivered based on prices contained in the agreement. Rental income is currently less than 10% of total revenue and the Company therefore does not make separate disclosure in the statement of operations.

Licenses and royalties

Percentage-based fees on licensee sales of covered products are generally recorded as products are sold by licensees and are reflected as “Royalties” in the Consolidated Statements of Operations. Under certain agreements, Cytomedix has received up-front payments. If the up-front payment is deemed to be an inducement to enter into an agreement, and is applicable to some future period, then this amount is recorded as deferred revenue and amortized to revenue on a straight line basis over the course of the agreement.

Direct costs associated with product sales and royalty revenues are recorded at the time that revenue is recognized.

Option Agreement with a global pharmaceutical company

In October 2011, the Company entered into an option agreement with a top 20 global pharmaceutical company granting the potential partner an exclusive option period through June 30, 2012 regarding U.S. supply and distribution of the AutoloGel System. In exchange for this period of exclusivity, we have received non-refundable fees totaling $4.5 million. The revenue for these non-refundable fees is recognized, on a straight-line basis, over the exclusive option period based on the relative selling price, with the remaining balance recognized at the expiration of the option period. In August 2012, the parties agreed to the early termination of the August 30, 2012 exclusivity period and ceased further negotiations concerning a distribution agreement; accordingly, all fees have been recognized.

Revenue Recognition

The Company recognizes revenue in accordance with the U.S. Securities and Exchange Commission (SEC) Staff Accounting Bulletin (SAB) No. 101, Revenue Recognition in Financial Statements, as amended by SAB No. 104, Revenue Recognition (SAB 104). Grant revenues from cost-reimbursement contracts for research and development activities are recorded in the period in which the related costs are incurred. Grant revenues from fixed fee contracts are recorded using a proportional performance method based on the level of services provided. Direct costs associated with grant contracts are reported as incurred in research and development expense.

During 2002, the Company was awarded a government grant of $109,485 to fund research and development activities. All grant revenue was recognized during the years ended December 31, 2002 and 2003, and is reflected in grant revenue for the period from March 3, 2000 (inception) through December 31, 2011.

In October 2010, the Company was awarded a total of $733,438 in grants for three qualifying therapeutic discovery projects under the Patient Protection and Affordable Care Act. The grants are intended to assist in the advancement of three of Aldagen’s ongoing therapeutic projects:

•	Treatment of Ischemic Heart Disease Patients – No Revascularization Options – ALD 201

•	Treatment of Critical Limb Ischemia Patients – No Revascularization Options (CLI) ALD – 301

•	Treatment of Post Acute Ischemic Stroke Patients – ALD – 401

Each project was awarded approximately $244,479, the maximum amount awarded for any single project, based on qualifying expenses incurred by Aldagen during 2009 and 2010. The total amount awarded was recognized as grant revenue during 2010.

Revenues from product sales are recorded when all of the SAB 104 criteria are met, which typically occurs at the time of shipment of the product to customers, as title and risk of loss are transferred upon shipment. Revenues from product sales are recorded net of applicable distributor discounts.

In May 2005, the Company executed an exclusive distribution agreement under which the distributor sells ALDEFLUOR. Product revenues attributable to ALDEFLUOR for the years ended December 31, 2011 and 2010, and for the period from March 3, 2000 (inception) through December 31, 2011 were $577,549, $616,817, and $2,267,904, respectively.

On July 21, 2011, the Company executed a license agreement with its exclusive distributor of ALDEFLOUR where the Company granted the distributor an exclusive, worldwide license to use and improve the ALDEFLOUR kits and its components in exchange for a quarterly royalty equal to 20% of the distributor’s net sales of ALDEFLOUR each quarter. The Company’s last sale of its existing ALDEFLOUR inventory occurred in December 2011 and an inventory reserve of $17,986 was recorded in December to reserve all remaining ALDEFLOUR inventory on-hand as of December 31, 2011. As of December 31, 2011, the Company has ceased the manufacturing and selling of ALDEFLOUR.

The Company also sells ALDECOUNT through a distributor. Product revenues attributable to ALDECOUNT for the years ended December 31, 2011 and 2010, and for the period from March 3, 2000 (inception) through December 31, 2011 were $45,803, $43,840, and $164,188, respectively.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Stock-Based Compensation

The Company, from time to time, may issue stock options or stock awards to employees, directors, consultants, and other service providers under its Long-Term Incentive Plan (“LTIP”) (see Note 18). In some cases, it has issued compensatory warrants to service providers outside the LTIP (see Note 18).

All equity-based compensation is estimated on the date of grant using the Black-Scholes-Merton option-pricing formula. The weighted-average assumptions used in the model are summarized in the following table:

	2012	2011	2010
Risk free rate	0.63%	1.03%	1.96%
Expected years until exercise	5.2	5.0	6.0
Expected stock volatility	129%	141%	143%
Dividend yield	—	—	—

For stock options, expected volatilities are based on historical volatility of the Company’s stock. Due to the Company’s short operating history, it uses peer company data to estimate option exercise and employee termination within the valuation model. The expected years until exercise represents the period of time that options are expected to be outstanding and was estimated by using peer company information. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant. The Company estimated that the dividend rate on its common stock will be zero.

The fair value of stock options or compensatory warrants issued to service providers utilizes the same methodology with the exception of the expected term. For these awards to non-employees, the Company estimates that the options or warrants will be held for the full term.

Stock-based compensation for awards granted to non-employees is periodically remeasured as the underlying options and warrants vest. The Company recognizes an expense for such awards throughout the performance period as the services are provided by the non-employees, based on the fair value of these options and warrants at each reporting period.

The Company estimates the fair value of stock awards based on the closing market value of the Company’s stock on the date of grant.

Share-Based Compensation

Prior to January 1, 2006, the Company accounted for employee share-based compensation arrangements using the intrinsic value method in accordance with the recognition and measurement provisions of Accounting Principles Board Opinion (APB) No. 25, Accounting for Stock Issued to Employees, share-based compensation for employees is based on the excess, if any, of the fair value of the Company’s common stock over the exercise price of a stock option on the date of the grant. Accordingly, prior to January 1, 2006, the Company did not recognize compensation cost for employee stock options, as all such options had an exercise price equal to at least the fair value of the underlying common stock on the date of the grant, as determined by the Company’s board of directors.

Effective January 1, 2006, the Company adopted the provisions of ASC 718-10, Compensation – Stock Compensation. Share-based awards, including stock options, are recorded at their fair value as of the grant date and recognized to expense on a straight-line basis over the employee’s requisite service period, which is generally the vesting period of the award. Share-based compensation expense is based on awards ultimately expected to vest, and therefore the recorded expense includes an estimate of future forfeitures. Forfeitures are to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. The Company adopted the provisions of ASC 718-10 using the prospective transition method. Under this method, the provisions of ASC 718-10 apply to all awards granted or modified after January 1, 2006. Awards outstanding at January 1, 2006 continue to be accounted for using the accounting principles originally applied to the award.

The Company accounts for equity instruments issued to nonemployees in accordance with the provisions of ASC 505-50, Equity-Based Payments to Non-Employees, using a fair value approach. The Company values equity instruments, stock options and warrants granted to lenders and consultants using the Black-Scholes valuation model.

The measurement of nonemployee share-based compensation is subject to periodic adjustments as the underlying equity instruments vest and is recognized as an expense over the term of the related financing or the period over which services are received. In connection with the issuance of share-based common stock awards to nonemployees, the Company recorded share-based compensation within stockholders’ deficit totaling $45,695, $66,236, and $111,931 for the years ended December 31, 2011 and 2010, and for the period from March 3, 2000 (inception) through December 31, 2011, respectively.

The following table shows the weighted-average assumptions used to compute the grant date fair value of stock options granted to nonemployees using the Black-Scholes valuation model during the year ended 2010. No stock options were granted to nonemployees during the year ended December 31, 2011.

Year Ended December 31
2010

Dividend yield	0.00%
Volatility	82.90%
Risk-free interest rate	2.70%
Expected life (in years)	6.08

Options issued to non-employees during the year ended December 31, 2010 have an exercise price equal to the greater of $0.955 per share or the IPO price per share, had the Company executed an underwriting agreement for an IPO on or before July 31, 2010. As an underwriting agreement for an IPO was not executed by July 31, 2010, the exercise price is fixed at $0.955 per share. As the final exercise price of these options was not known as of the grant date, the Company based its estimate of fair value upon the lowest aggregate fair value of the options, which was calculated using the initial exercise price of $0.955 per share. Since the Company had not entered an underwriting agreement for an IPO by July 31, 2010, the Company was not required to apply modification accounting to determine the then-current fair value of the stock options and recognize any additional fair value as expense at that time.

The following table shows the weighted-average assumptions used to compute the grant date fair value of stock options granted to employees using the Black-Scholes valuation model during the year ended December 31, 2010. For the year ended December 31, 2011, there were no stock options granted.

Year Ended December 31
2010

Dividend yield	0.00%
Volatility	85.20%
Risk-free interest rate	1.53%
Expected life (in years)	6.08

The weighted-average grant date fair value per share of employee stock options granted during the year ended December 31, 2010, was $0.21. There were no employee stock options granted during the year ended December 31, 2011.

The assumed dividend yield is based on the Company’s expectation of not paying dividends in the foreseeable future. Due to limited historical data, the Company’s estimated stock price volatility reflects application of SEC Staff Accounting Bulletin (SAB) No. 107, Share-Based Payment (SAB 107), which provides for an estimate of volatility based on the actual volatility of comparable publicly traded companies over the expected life of the option. The risk-free interest rate is based on the U.S. Treasury yield curve during the expected life of the option. The expected life of employee stock options is based on the mid-point between the vesting date and the end of the contractual term in accordance with the simplified method prescribed in SAB 107, and the expected life for share-based compensation granted to nonemployees is the contractual term of the award.

The Company recognized noncash share-based compensation expense to employees in its research and development and selling, general, and administrative functions as follows:

			Period From
			March 3,
			2000
			(Inception)
			Through
	Year Ended December 31		December 31,
	2011	2010	2011

Research and development	$30,013	$64,163	$382,636
Selling, general, and administrative	129,752	234,690	1,081,521
Total share-based compensation	$159,765	$298,853	$1,464,157

Earnings Per Share, Policy [Policy Text Block]

Basic and Diluted Loss Per Share

We compute basic and diluted net loss per common share using the weighted-average number of shares of common stock outstanding during the period. During periods of net losses, shares associated with outstanding stock options, stock warrants, convertible preferred stock, and convertible debt are not included because the inclusion would be anti-dilutive. The total numbers of such shares excluded from the calculation of diluted net loss per common share were 27,345,975 for the three months ended March 31, 2013, and 22,739,002 for the three months ended March 31, 2012.

Income (Loss) Per Share

Basic income (loss) per share is computed by dividing consolidated net income (loss) by the weighted average number of common shares outstanding during the period, excluding unvested restricted stock.

For periods of net income when the effects are not anti-dilutive, diluted earnings per share is computed by dividing our net income by the weighted average number of shares outstanding and the impact of all potential dilutive common shares, consisting primarily of stock options, unvested restricted stock and stock purchase warrants. The dilutive impact of our dilutive potential common shares resulting from stock options and stock purchase warrants is determined by applying the treasury stock method.

For the periods of net loss, diluted loss per share is calculated similarly to basic loss per share because the impact of all dilutive potential common shares is anti-dilutive due to the net losses.

The common shares potentially issuable upon the exercise of these instruments were as follows at December 31:

	2012	2011	2010
Options	7,866,953	6,275,555	5,323,054
Warrants	9,242,701	13,650,844	11,668,364
Contingent consideration	20,309,723	—	—
Convertible notes	2,078,393	—	—
Series A Preferred Stock	—	32,554	32,554
Series B Preferred Stock	—	21,928	21,928
Series C Preferred Stock	—	—	—
Series D Preferred Stock	—	7,460,339	7,494,492
	39,497,770	27,441,220	24,540,392

Defined Contribution Plan [Policy Text Block]
Defined Contribution Plans

The Company sponsors a defined contribution plan under Section 401(k) of the Internal Revenue Code covering substantially all full-time U.S. employees. Employee contributions are voluntary and are determined on an individual basis subject to the maximum allowable under federal tax regulations. Participants are always fully vested in their contributions. Beginning in 2007, the Company modified its plan and began making employer matching contributions, which also vest immediately. This plan is designated as a “Safe Harbor” plan. During 2012, 2011, and 2010 the Company contributed approximately $126,000, $54,000, and $55,000 in cash to the plan, respectively.

Fair Value of Financial Instruments, Policy [Policy Text Block]
Fair Value of Financial Instruments

The balance sheets include various financial instruments that are carried at fair value. Fair value is the price that would be received from the sale of an asset or paid to transfer a liability assuming an orderly transaction in the most advantageous market at the measurement date. GAAP establishes a hierarchical disclosure framework which prioritizes and ranks the level of observability of inputs used in measuring fair value. These tiers include:

•	Level 1, defined as observable inputs such as quoted prices in active markets for identical assets;
•	Level 2, defined as observable inputs other than Level I prices such as quoted prices for similar assets; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities; and
•	Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions.

An asset’s or liability’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. At each reporting period, we perform a detailed analysis of our assets and liabilities that are measured at fair value. All assets and liabilities for which the fair value measurement is based on significant unobservable inputs or instruments which trade infrequently and therefore have little or no price transparency are classified as Level 3.

The Company accounts for derivative instruments under ASC 815, Accounting for Derivative Instruments and Hedging Activities , as amended and interpreted. ASC 815 requires that we recognize all derivatives on the balance sheet at fair value. Certain warrants issued in 2009 and prior years meet the definition of derivative liabilities. In October 2010, we executed an equity-linked transaction in which detachable stock purchase warrants were sold; the warrants are accounted for as a derivative liability. In July and November 2011, we issued convertible notes that contained embedded conversion options; the embedded conversion options are accounted for as a derivative liability. We determine the fair value of these derivative liabilities using the Black-Scholes option pricing model. This model determines fair value by requiring the use of estimates that include the contractual term, expected volatility of the Company’s stock price, expected dividends and the risk-free interest rate. Changes in fair value are classified in “other income (expense)” in the consolidated statement of operations.

Additional information regarding fair value is disclosed in Note 4.

Fair Value of Financial Instruments

Financial instruments consist of cash and cash equivalents, accounts receivable, other receivables, accounts payable, notes payable, convertible promissory notes, capital leases and preferred stock warrants. The carrying amounts of cash and cash equivalents, accounts receivable, other receivables and accounts payable approximate their fair values due to the short-term nature of such instruments. The carrying amounts of borrowings under the Company’s debt facilities approximate their fair values as of December 31, 2011, based on the determination that the stated rates on such debt are consistent with current interest rates for similar borrowing arrangements available to the Company. The carrying amounts of preferred stock warrant liabilities are revalued and adjusted using the Black-Scholes valuation model at the end of each reporting period to reflect their fair values.

On January 1, 2008, the Company adopted ASC 820-10, Fair Value Measurements and Disclosures, as it applies to its financial assets and financial liabilities. ASC 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Fair value is defined as the estimated exit price received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, rather than an entry price representing the price paid to purchase an asset or received to assume a liability. ASC 820-10 emphasizes that fair value is market-based rather than entity-specific and that fair value is based upon assumptions market participants would use in pricing an asset or liability. ASC 820-10 establishes a fair value hierarchy that ranks the quality and reliability of information used to measure fair value based upon observable and unobservable inputs. The three broad levels of the hierarchy are described below:

•	Level 1: Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

•	Level 2: Observable prices that are based on inputs not quoted on active markets, but corroborated by market data.

•	Level 3: Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

As of December 31, 2011 and 2010, the Company measured its preferred stock warrant liability using significant unobservable prices that are based on little or no verifiable market data, which is Level 3 in the fair value hierarchy, resulting in fair value estimates of $511,224 and $1,758,551, respectively. In addition, the Company recorded $1,458,848 and $1,242,962 in other income as a result of the change in fair value of the preferred stock warrant liability for the years ended December 31, 2011 and 2010, respectively. No other financial assets and liabilities were carried at fair value as of December 31, 2011 and 2010.

On January 1, 2008, the Company also adopted ASC 825-10, Financial Instruments, which gives the Company the irrevocable option to carry most financial assets and liabilities at fair value, with changes in fair value recognized in earnings. The Company did not elect the fair value option permitted by ASC 825-10 for its financial assets and liabilities that had not been previously carried at fair value. Therefore, material financial assets and liabilities not carried at fair value, such as the Company’s short and long-term debt obligations and trade accounts receivable and payable, are still reported at their carrying values. However, the carrying amounts of these assets approximate their fair value as described above.

New Accounting Pronouncements, Policy [Policy Text Block]
Recent Accounting Pronouncements

ASU No. 2011-08, “Intangibles — Goodwill and Other (Topic 350) — Testing Goodwill for Impairment.” The amendments in this update are intended to reduce complexity and costs by allowing an entity the option to make a qualitative evaluation about the likelihood of goodwill impairment to determine whether it should calculate the fair value of a reporting unit. The amendments also improve previous guidance by expanding upon the examples of events and circumstances that an entity should consider between annual impairment tests in determining whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. Also, the amendments improve the examples of events and circumstances that an entity having a reporting unit with a zero or negative carrying amount should consider in determining whether to measure an impairment loss, if any, under the second step of the goodwill impairment test. The amendments are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if an entity’s financial statements for the most recent annual or interim period have not yet been issued. ASU 2011-08 became effective for the Company on January 1, 2012 and did not have a significant impact on the Company’s financial statements.

ASU No. 2012-02, “Intangibles — Goodwill and Other (Topic 350) — Testing Indefinite-Lived Intangible Assets for Impairment.” The objective of the amendments in this Update is to reduce the cost and complexity of performing an impairment test for indefinite-lived intangible assets by simplifying how an entity tests those assets for impairment and to improve consistency in impairment testing guidance among long-lived asset categories. The amendments permit an entity first to assess qualitative factors to determine whether it is more likely than not that an indefinite-lived intangible asset is impaired as a basis for determining whether it is necessary to perform the quantitative impairment test in accordance with Subtopic 350-30, Intangibles — Goodwill and Other — General Intangibles Other than Goodwill. The more-likely-than-not threshold is defined as having a likelihood of more than 50 percent. The amendments in this Update apply to all entities, both public and nonpublic, that have indefinite-lived intangible assets, other than goodwill, reported in their financial statements. The amendments are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted, including for annual and interim impairment tests performed as of a date before July 27, 2012, if a public entity’s financial statements for the most recent annual or interim period have not yet been issued or, for nonpublic entities, have not yet been made available for issuance. The Company is currently evaluating the impact, if any, that the adoption of this amendment will have on its financial statements.

ASU 2011-05,” Comprehensive Income (Topic 220): Presentation of Comprehensive Income (ASU 2011-05).” The objective of this Update is to improve the comparability, consistency, and transparency of financial reporting and to increase the prominence of items reported in other comprehensive income. ASU 2011-05 was adopted by the Company in the first quarter of 2012. The Company does not have any components of other comprehensive income other than net loss. The adoption of ASU 2011-05 did not affect the Company’s consolidated results of operations, financial position, or liquidity.

Impact of Recently Issued Accounting Standards

The Accounting Standards Codification (ASC) includes guidance in ASC 605-25 related to the allocation of arrangement consideration to these multiple elements for purposes of revenue recognition when delivery of separate units of account occurs in different reporting periods. This guidance recently was modified by the final consensus reached on EITF 08-1 that was codified by ASU 2009-13. This change increases the likelihood that deliverables within an arrangement will be treated as separate units of accounting, ultimately leading to less revenue deferral for many arrangements. The change also modifies the manner in which transaction consideration is allocated to separately identified deliverables. This guidance is effective prospectively for fiscal years beginning on or after June 15, 2010. Early adoption is permitted. The Company has concluded that ASU 2009-13 does not affect its financial statements.

At the March 2010 meeting, the FASB ratified Emerging Issues Task Force, or EITF, Issue No. 08-9, Milestone Method of Revenue Recognition (Issue 08-9). The Accounting Standards Update resulting from Issue 08-9 amends ASC 605-28. The Task Force concluded that the milestone method is a valid application of the proportional performance model when applied to research or development arrangements. Accordingly, the consensus states that an entity can make an accounting policy election to recognize a payment that is contingent upon the achievement of a substantive milestone in its entirety in the period in which the milestone is achieved. The milestone method is not required and is not the only acceptable method of revenue recognition for milestone payments. This guidance is effective prospectively for fiscal years beginning on or after June 15, 2010. Early adoption is permitted. The Company has concluded that this guidance does not affect its financial statements.

Goodwill and Intangible Assets, Policy [Policy Text Block]

Goodwill and Intangible Assets

Goodwill represents the excess of the purchase price over the net tangible and intangible assets acquired in business combinations. The Company conducts an impairment test of goodwill on an annual basis as of October 1 of each year. The Company will also conduct tests if events occur or circumstances change that would, more likely than not, reduce the fair value of the Company below its carrying value.

Indefinite lived intangible assets consist of in-process research and development (IPR&D) acquired in the acquisition of Aldagen. The acquired IPR&D consists of specific cell populations (that are related to a specific indication) and the use of the cell populations in treating particular medical conditions. The Company evaluates its indefinite-lived intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable, and at least on an annual basis on October 1 of each year, by comparing the fair value of the asset with its carrying amount. If the carrying amount of the intangible asset exceeds its fair value, the Company would recognize an impairment loss in the amount of that excess.

Identifiable intangible assets with finite lives consist of trademarks, technology (including patents), and customer relationships acquired in business combinations. These intangibles are amortized using the straight-line method over their estimated useful lives. The Company reviews its finite-lived intangible assets for potential impairment when circumstances indicate that the carrying amount of assets may not be recoverable.

Intangible Assets, Finite-Lived, Policy [Policy Text Block]

Long-Lived Assets

The Company periodically assesses the impairment of long-lived assets in accordance with ASC 360-10, Property, Plant, and Equipment. The Company reviews long-lived assets, including property and equipment, for impairment whenever changes in business circumstances indicate that the carrying amount of the asset may not be fully recoverable. Since inception, the Company has not recorded any such impairment.

Research and Development Expense, Policy [Policy Text Block]

Research and Development

The Company expenses research and development costs for its own research and development activities as incurred. Research and development costs include personnel-related expenses, patent expenses, allocations of research-related overhead costs for facilities, operational support and insurance, costs of manufacturing product candidates for clinical trial activities and costs paid to third parties to conduct clinical trials. The Company accrues for costs incurred by external service providers, including contract research organizations and clinical investigators, based on its estimates of service performed and costs incurred. These estimates include the level of services performed by the third parties, patient enrollment in clinical trials, administrative costs incurred by the third parties, and other indicators of the services completed. Based on the timing of amounts invoiced by service providers, the Company may also record payments made to those providers as prepaid expenses that will be recognized as expense in future periods as the related services are rendered.

Deferred Charges, Policy [Policy Text Block]

Deferred Rent

The Company recognizes rent expense on a straight-line basis over the non-cancelable term of its operating lease and records the difference between cash rent payments and the recognition of rent expense as a deferred rent liability. The Company also records landlord-funded lease incentives, such as reimbursable leasehold improvements, as a deferred rent liability, which is amortized as a reduction of rent expense over the non-cancelable term of its operating lease. The Company’s deferred rent liability as of December 31, 2011 and 2010 was $123,059 and $188,144, respectively.

Preferred Stock Warrant Liability [Policy Text Block]

Preferred Stock Warrant Liability

Effective July 1, 2005, the Company adopted the provisions of ASC 480-10, Distinguishing Liabilities from Equity. Pursuant to ASC 480-10, freestanding warrants for shares that are either putable or warrants for shares that are redeemable are classified as liabilities on the balance sheet at fair value. At the end of each reporting period, changes in fair value during the period are recorded as a component of other income or expense. Prior to July 1, 2005, the Company accounted for warrants to purchase preferred stock as equity under APB Opinion No. 14, Accounting for Convertible Debt and Debt Issued with Stock Purchase Warrants.

Upon adoption of ASC 480-10 on July 1, 2005, the Company reclassified $1,469,856, the fair value of the outstanding warrants to purchase shares of its redeemable convertible preferred stock from stockholders’ deficit to a liability and recorded a cumulative effect of the change in accounting principle. For the years ended December 31, 2011 and 2010, and the period from March 3, 2000 (inception) through December 31, 2011, the Company recorded $1,458,848, $1,242,962, and $524,505 respectively, of other income for the decrease in fair value of preferred stock warrants.

Other Income and Expense [Policy Text Block]

Other Income and Expense

Interest income for the years ended December 31, 2011 and 2010, and for the period from March 3, 2000 (inception) through December 31, 2011, were $5,574, $21,779, and $675,025, respectively.

Interest expense consists of interest relating to the Company’s capital lease obligations and loan balances and the amortization of debt discounts and debt issuance costs. The Company’s debt discounts represent the initial value of warrants issued in connection with promissory notes and any related beneficial conversion features associated with the debt. Interest expense for the years ended December 31, 2011 and 2010, and for the period from March 3, 2000 (inception) through December 31, 2011, were $2,822,717, $2,601,360, and $10,571,952, respectively.

Other income and expense consists primarily of changes in the fair value of the Company’s preferred stock warrant liability and charges associated with the extinguishment of debt.

Summary of Significant Accounting Policies (Tables)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011 Aldagen Inc [Member]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]

The weighted-average assumptions used in the model are summarized in the following table:

	2012	2011	2010
Risk free rate	0.63%	1.03%	1.96%
Expected years until exercise	5.2	5.0	6.0
Expected stock volatility	129%	141%	143%
Dividend yield	—	—	—

Schedule Of Common Shares Potenially Issuable [Table Text Block]

The common shares potentially issuable upon the exercise of these instruments were as follows at December 31:

	2012	2011	2010
Options	7,866,953	6,275,555	5,323,054
Warrants	9,242,701	13,650,844	11,668,364
Contingent consideration	20,309,723	—	—
Convertible notes	2,078,393	—	—
Series A Preferred Stock	—	32,554	32,554
Series B Preferred Stock	—	21,928	21,928
Series C Preferred Stock	—	—	—
Series D Preferred Stock	—	7,460,339	7,494,492
	39,497,770	27,441,220	24,540,392

Disclosure Of Share Based Compensation Arrangements By Share Based Payment Award To Non Employee [Table Text Block]

No stock options were granted to nonemployees during the year ended December 31, 2011.

Year Ended December 31
2010

Dividend yield	0.00%
Volatility	82.90%
Risk-free interest rate	2.70%
Expected life (in years)	6.08

Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]	For the year ended December 31, 2011, there were no stock options granted.
Year Ended December 31
2010

Dividend yield	0.00%
Volatility	85.20%
Risk-free interest rate	1.53%
Expected life (in years)	6.08

Schedule Of Noncash Share Based Compensation Expenses [Table Text Block]

The Company recognized noncash share-based compensation expense to employees in its research and development and selling, general, and administrative functions as follows:

			Period From
			March 3,
			2000
			(Inception)
			Through
	Year Ended December 31		December 31,
	2011	2010	2011

Research and development	$30,013	$64,163	$382,636
Selling, general, and administrative	129,752	234,690	1,081,521
Total share-based compensation	$159,765	$298,853	$1,464,157

Business Combinations (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Acquisition Costs [Table Text Block]	These costs are included in operating expenses as follows:
Consulting expenses	$274,000
Professional fees	225,000
General and administrative expenses	29,000
Total acquisition costs	$528,000

Schedule of Purchase Price Allocation [Table Text Block]
The following table represents the allocation of the purchase consideration to the assets acquired and liabilities assumed on February 8, 2012. It has been revised to reflect an immaterial measurement period change (See Note 11):

Estimated Fair Value
Purchase Consideration:
Series E Preferred Stock	$18,760,610
Contingent Consideration	11,109,020
Replacement Warrants	1,883,751
Total Consideration	$31,753,381
Tangible Assets Acquired:
Cash	$24,563
Receivables	35,394
Property and equipment	772,486
Other	87,391
Identifiable Intangible Assets Acquired:
IPR&D Technology	29,585,000
Trademarks and Tradename	1,990,000
Liabilities Assumed:
Accounts Payable and Accrued Expenses	(1,044,530)
Other	(118,617)
Goodwill	421,694
$31,753,381

Business Acquisition, Pro Forma Information [Table Text Block]
The following unaudited pro forma financial information summarizes the results of operations for the periods indicated as if the purchase of Aldagen had been completed as of January 1, 2011. Pro forma information primarily reflects adjustments relating to (i) elimination of the interest on Aldagen’s promissory notes, (ii) additional stock-based compensation expense, (iii) elimination of the impact of the changes in the fair value of Aldagen’s derivative liabilities, and (iv) the amortization of intangibles acquired. The pro forma amounts do not purport to be indicative of the results that would have actually been obtained if the acquisition occurred as of January 1, 2011 or that may be obtained in the future.

	Three Months Ended December 31,		Twelve Months Ended December 31,
	2012	2011	2012	2011
Total revenues	$2,103,000	$3,085,000	$10,564,000	$7,871,000
Net loss	$(3,834,000)	$(929,000)	$(20,338,000)	$(9,237,000)

Sorin Asset Purchase Agreement [Member]
Schedule of Purchase Price Allocation [Table Text Block]

The Company accounted for the acquisition of the Angel Business using acquisition accounting and, accordingly, allocated the total purchase consideration of approximately $6 million to the tangible and identifiable intangible assets acquired and liabilities assumed based on their estimated fair values at the date of acquisition, with the excess being assigned to goodwill. The allocation of total purchase consideration was as follows:

Inventory	$1,151,035
Intangibles	3,383,000
Property and equipment	768,000
Net assets acquired	$5,302,035
Excess of costs of acquisition over net assets acquired	$706,823

Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Inputs Liability Quantitative Information [Table Text Block]

The carrying amounts of the liabilities measured at fair value are as follows:

Description	Level 1	Level 2	Level 3	Total

Liabilities at March 31, 2013:
Embedded conversion options	$—	$—	$591,078	$591,078

Total measured at fair value	$—	$—	$591,078	$591,078

Liabilities at December 31, 2012:
Embedded conversion options	$—	$—	$780,960	$780,960

Total measured at fair value	$—	$—	$780,960	$780,960

The carrying amounts of the derivative liabilities are as follows:

Description	Level 1	Level 2	Level 3	Total

Liabilities at December 31, 2012:
Embedded conversion options	$—	$—	$780,960	$780,960

Total measured at fair value	$—	$—	$780,960	$780,960

Liabilities at December 31, 2011:
Embedded conversion options	$—	$—	$1,823,207	$1,823,207

Total measured at fair value	$—	$—	$1,823,207	$1,823,207

Liabilities at December 31, 2010:
Embedded conversion options	$—	$—	$1,812,447	$1,812,447

Total measured at fair value	$—	$—	$1,812,447	$1,812,447

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]

The following table sets forth a summary of changes in the fair value of Level 3 liabilities for the three months ended March 31, 2013:

Balance at December 31, 2012	Established in 2012	Modification of Convertible Debt Agreement	Conversion to Common Stock	Change in Fair Value	Effect of Extinguishment of Debt	Balance at March 31, 2013

$780,960	$—	$250,361	$(68,994)	$(193,093)	$(178,156)	$591,078

The following tables set forth a summary of changes in the fair value of Level 3 liabilities for the year ended December 31, 2012 and 2011:

Description	Balance at December 31, 2011	Established in 2012	Conversion to Common Stock	Change in Fair Value	Reclass to Equity	Balance at December 31, 2012
Derivative liabilities:
Embedded conversion options	$1,823,207	$—	$(549,936)	$(492,311)	$—	$780,960
Contingent consideration	$—	$11,109,020	$—	$4,334,932	$(15,443,952)	$—

Description	Balance at December 31, 2010	Established in 2011	Modification of Warrant Agreements	Conversion to Common Stock	Change in Fair Value	Balance at December 31, 2011
Derivative liabilities:
Stock purchase warrants	$1,812,447	$—	$(1,434,322)	$—	$(378,125)	$—
Embedded conversion options	$—	$2,085,513	$—	$(169,965)	$(92,341)	$1,823,207

Geographic information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Schedule Of Geographic Information On Revenues [Table Text Block]

Product sales consist of the following:

	March 31,	March 31,
	2013	2012

Revenue from U.S. product sales	$1,842,800	$1,493,400
Revenue from non-U.S. product sales	$410,300	$193,000

Total revenue from product sales	$2,253,100	$1,686,400

Product sales consist of the following:

	December 31,	December 31,	December 31,
	2012	2011	2010

Revenue from U.S. product sales	$6,179,000	$5,583,300	$3,505,800
Revenue from non-U.S. product sales	$1,062,400	$318,800	$282,100
Total revenue from product sales	$7,241,400	$5,902,100	$3,787,900

Accounts and Other Receivables (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]

Accounts receivable, net consisted of the following:

	March 31,	December 31,
	2013	2012

Trade receivables	$1,311,432	$1,133,400
Other receivables	1,105,634	643,051

	2,417,066	1,776,451

Less allowance for doubtful accounts	(50,891)	(42,709)

	$2,366,175	$1,733,742

Accounts and royalties receivable, net consisted of the following:

	December 31, 2012	December 31, 2011
Trade receivables	$1,133,400	$904,891
Other receivables	643,051	613,806
	1,776,451	1,518,697
Less allowance for doubtful accounts	(42,709)	(38,234)
	$1,733,742	$1,480,463

Schedule Of Change In Allowance For Doubtful Accounts [Table Text Block]
The following table reflects the approximate change in allowance for doubtful accounts.

	Balance at	Charged to		Balance at
	Beginning of	Costs and		End of
	Period	Expenses	Deductions(1)	Period

Year Ended December 31, 2012
Allowance for doubtful accounts	$38,000	$43,000	$(38,000)	$43,000

Year Ended December 31, 2011
Allowance for doubtful accounts	$36,000	$36,000	$(34,000)	$38,000

Year Ended December 31, 2010
Allowance for doubtful accounts	$20,000	$24,000	$(8,000)	$36,000

(1)	Reflects receivables written-off as uncollectible.

Inventory (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011 Aldagen Inc [Member]
Schedule of Inventory, Current [Table Text Block]	The carrying amounts of inventories are as follows:
	March 31,	December 31,
	2013	2012

Raw materials	$57,504	$79,090
Finished goods	876,741	1,091,007

	$934,245	$1,170,097
Inventory consisted of the following:
	December 31, 2012	December 31, 2011
Raw materials	$79,090	$15,216
Finished goods	1,091,007	532,943
	$1,170,097	$548,159
Inventories consist of the following as of December 31, 2011 and 2010:
	2011	2010

Raw materials	$11,352	$13,191
Finished goods	39,854	46,588
Total inventories	$51,206	$59,779

Prepaid Expenses and Other Current Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Schedule Of Prepaid Expenses and Other Current Assets [Table Text Block]

Prepaid expenses and other current assets consisted of the following:

	March 31,	December 31,
	2013	2012

Prepaid insurance	$72,636	$61,519
Prepaid fees and rent	158,022	186,407
Deposits and advances	702,403	$409,604
Prepaid royalties	815,624	6,250
Other Current Assets	124,101	73,665

	$1,872,786	$737,445

Prepaid expenses and other current assets consisted of the following:

	December 31, 2012	December 31, 2011
Prepaid insurance	$61,519	$59,349
Prepaid fees and rent	192,658	28,202
Deposits and advances	409,604	563,436
Other Current Assets	73,664	44,580
	$737,445	$695,567

Property and Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Table Text Block]

Property and equipment consists of the following:

	March 31,	December 31,
	2013	2012

Medical equipment	$3,032,371	$3,033,792
Office equipment	72,410	87,163
Manufacturing equipment	303,143	303,143
Leasehold improvements	390,911	390,911

	3,798,835	3,815,009
Less accumulated depreciation	(1,590,749)	(1,374,928)

	$2,208,086	$2,440,081

Property and equipment, net consisted of the following:

	December 31, 2012	December 31, 2011
Medical equipment	$3,033,792	$1,283,726
Office equipment	87,163	73,927
Manufacturing equipment	303,143	262,290
Leasehold improvements	390,911	—
	3,815,009	1,619,943
Less accumulated depreciation and amortization	(1,374,928)	(641,050)
	$2,440,081	$978,893

Goodwill and Identifiable Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Schedule of Intangible Assets and Goodwill [Table Text Block]

These assets were a result of the Angel Business and Aldagen acquisitions. The carrying value of those intangible assets, and the associated amortization, were as follows:

	March 31,	December 31,
	2013	2012
Trademarks	$2,310,000	$2,310,000
Technology	2,355,000	2,355,000
Customer relationships	708,000	708,000
In-process research and development	29,585,000	29,585,000

Total	$34,958,000	$34,958,000
Less accumulated amortization	(914,296)	(822,713)
	$34,043,704	$34,135,287

The carrying value of those intangible assets, and the associated amortization, were as follows:

	December 31, 2012	December 31, 2011
Trademarks	$2,310,000	$320,000
Technology	2,355,000	2,355,000
Customer relationships	708,000	708,000
In-process research and development	29,585,000	—
Total	$34,958,000	$3,383,000
Less accumulated amortization	(822,713)	(466,958)
	$34,135,287	$2,916,042

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]

Annual amortization expense based on our existing intangible assets and their estimated useful lives is expected to be approximately:

2014	366,500
2015	366,500
2016	366,500
2017	366,500
2018	366,500
Thereafter	2,718,600

Annual amortization expense based on our existing intangible assets and their estimated useful lives is expected to be approximately:

2013	366,500
2014	366,500
2015	366,500
2016	366,500
2017	366,500
Thereafter	2,718,600

Schedule of Goodwill [Table Text Block]

The table below sets forth the changes in the carrying amount of goodwill for the period indicated:

Balance at January 1, 2010	$--

Goodwill related to Sorin Asset Purchase	706,823

Balance at December 31, 2010	$706,823

Change in 2011	--

Balance at December 31, 2011	$706,823

Goodwill related to Aldagen acquisition	616,826
Adjustment as a result of immaterial measurement period change	(195,132)
Balance at December 31, 2012	$1,128,517

Accounts Payable and Accrued Expenses (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]

Accounts payable and accrued expenses consisted of the following:

	March 31,	December 31,
	2013	2012

Trade payables	$2,342,090	$1,434,166
Accrued compensation and benefits	697,849	833,141
Accrued professional fees	135,026	156,205
Accrued interest	64,125	750
Other payables	251,087	388,109

	$3,490,177	$2,812,371

Accounts payable and accrued expenses consisted of the following:

	December 31, 2012	December 31, 2011
Trade payables	$1,434,166	$1,175,023
Accrued compensation and benefits	833,141	227,323
Accrued professional fees	156,205	194,658
Accrued interest	750	86,100
Other payables	388,109	166,029
	$2,812,371	$1,849,133

Derivative and Other Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Schedule Of Derivative And Other Long Term Liabilities At Fair Value [Table Text Block]

Derivative and other liabilities consisted of the following:

	March 31,	December 31,
	2013	2012

Derivative liability, long-term portion	$591,078	$780,960
Long-term portion of convertible debt, net of unamortized discount	181,862	462,815
Deferred rent	41,741	58,005
Deferred tax liability	54,890	50,000
Interest payable	39,379	33,379
Conditional grant payable	30,000	30,000
Accrued term loan fee	3,482	—

	$942,432	$1,415,159

Derivative and other liabilities consisted of the following:

	December 31, 2012	December 31, 2011
Derivative liability, long-term portion	$780,960	$1,294,740
Long-term portion of convertible debt, net of unamortized discount	462,815	223,333
Deferred rent	58,005	—
Deferred tax liability	50,000	32,000
Interest payable	33,379	8,982
Conditional grant payable	30,000	—
	$1,415,159	$1,559,055

Income Taxes (Tables)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011 Aldagen Inc [Member]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Income tax (expense) benefit for the years ended December 31, 2012, 2011, and 2010 consisted of the following:

	2012	2011	2010

Current:
Federal	$—	$—	$—
State	—	—	—
Deferred:
Federal	1,267,000	56,000	133,000
State	(653,000)	(18,000)	(25,000)
Net operating loss carryforward	4,635,000	1,310,000	2,023,000
Valuation Allowance	(5,267,000)	(1,366,000)	(2,145,000)

Total income tax (expense) benefit	$(18,000)	$(18,000)	$(14,000)

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Significant components of Cytomedix’s deferred tax assets and liabilities consisted of the following at December 31:

	2012	2011
Deferred tax assets:
Stock-based compensation	$5,087,000	$3,948,000
Tax credits	2,512,000	—
Deferred financing costs	714,000	—
Start-up and organizational costs	272,000	—
Tax deductible Goodwill	136,000	—
Property and equipment	244,000	—
Derivative liabilities	522,000	713,000
Other	109,000	168,000
Total deferred tax assets	9,596,000	4,829,000
Deferred tax liabilities:
Intangible Assets	(12,353,000)	—
Discount on Note Payable	(377,000)	(617,000)
Other	(50,000)	(32,000)
Total deferred tax liabilities	(12,780,000)	(649,000)
Net deferred tax assets, excluding net operating loss carryforwards	(3,184,000)	4,180,000
Net operating loss carryforwards	41,540,000	15,488,000
	38,356,000	19,668,000
Less valuation allowance	(38,406,000)	(19,700,000)
Total deferred tax assets (liabilities)	$(50,000)	$(32,000)

Significant components of the Company’s deferred tax assets and liabilities as of December 31, 2011 and 2010 consist of the following:

	2011	2010
Current
Deferred tax assets:
Domestic net operating loss carryforwards	$–	$39,600
Accrued Severance	–	4,900
Deferred Transaction Costs	43,100	–
Deferred Rent	47,400	–
Inventory Reserve	7,000
Less Valuation Allowance	(97,500)	–
Deferred tax assets, current	–	44,500
Deferred tax liabilities:
Deferred rent	–	44,500
Deferred tax asset (liabilities), current	–	44,500
Net current deferred tax asset (liability)	$–	$–

	2011	2010
Noncurrent
Deferred tax assets:
Domestic net operating loss carryforwards	$22,025,100	$20,110,800
Charitable contribution carryforwards	1,300	1,500
Start-up costs	266,600	266,600
Organizational costs	1,000	1,000
Share-based compensation	256,100	230,800
Intangible assets	14,900	18,700
Deferred financing costs	618,800	–
Federal income tax credits	2,311,600	2,159,400
Fixed assets	54,300	111,600
Less valuation allowance	(25,549,700)	(22,900,400)
Deferred tax assets, noncurrent	–	–
Deferred tax liabilities:
Fixed assets	–	–
Deferred tax asset (liabilities), noncurrent	–	–
Net deferred tax asset (liability)	$–	$–

Schedule Of Change In Valuation Allowance For Deferred Tax Assets [Table Text Block]
The following table reflects the change in the valuation allowance for deferred tax assets at December 31:

Valuation allowance - January 1, 2010	$16,042,000

2010 provision	2,292,000

Valuation allowance - December 31, 2010	18,334,000

2011 provision	1,366,000

Valuation allowance - December 31, 2011	19,700,000

Purchase Accounting changes	13,439,000
2012 provision	5,267,000

Valuation allowance - December 31, 2012	$38,406,000

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The following table presents a reconciliation between the U.S. federal statutory income tax rate and the Company’s effective tax rate:

	2012	2011	2010

U.S. Federal statutory income tax	35.0%	35.0%	35.0%

State and local income tax benefits	4.2%	3.4%	3.2%
Fair value of Derivatives	(6.8)%	4.7%	(3.0)%
Nondeductible guarantee fees	(3.7)%	(2.0)%	(1.4)%
Other	(2.1)%	(1.5)%	0.2%

Valuation allowance for deferred income tax assets	(26.6)%	(39.1)%	(33.8)%

Effective income tax rate	0.1%	0.5%	0.2%

Taxes computed at the statutory federal income tax rate of 34% are reconciled to the provision for income taxes for the years ended December 31, 2010 and 2011 as follows:

	Years Ended December 31
	2011		2010
	Amount	% of Pretax Earnings	Amount	% of Pretax Earnings

United States Federal tax at statutory rate	$(2,310,400)	(34.0)%	$(3,269,800)	(34.0)%
State taxes (net of Federal benefit)	(309,100)	(4.5)	(437,600)	(4.6)
Change in valuation reserves	2,746,800	41.0	3,464,100	36.0
Federal income tax credits	(149,800)	(3.0)	(433,600)	(4.5)
Amortization of debt discount	468,200	9.0	969,400	10.1
Other nondeductible expenses	(454,600)	(8.7)	(471,700)	(4.9)
Other	8,900	0.2	179,200	1.9
Provision for income taxes	$–	0.0%	$–	0.0%

Capital Stock (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011 Aldagen Inc [Member]
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]

The Company had the following outstanding warrants and options:

	# Outstanding

Equity Instrument	March 31, 2013	December 31, 2012

Fitch/Coleman Warrants(1)	975,000	975,000
August 2009 Warrants(2)	1,070,916	1,070,916
April 2010 Warrants(3)	1,295,138	1,295,138
October 2010 Warrants(4)	1,488,839	1,488,839
Guarantor 2011 Warrants(5)	916,665	916,665
February 2012 Inducement Warrants(6)	1,180,547	1,180,547
February 2012 Aldagen Warrants(7)	2,115,596	2,115,596
February 2013 MidCap Warrants(8)	1,079,137	—
February 2013 Subordination Warrants(9)	800,000	—
February 2013 Worden Warrants(10)	250,000	—
February 2013 RDO Warrants(11)	6,363,638	—
February 2013 PA Warrants(12)	136,364	—
Other warrants(13)	200,000	200,000
Options issued under the Long-Term Incentive Plan(14)	8,162,952	7,866,953

(1)	These warrants were issued in connection with the August 2, 2007 Term Sheet Agreement and Shareholders’ Agreement with the Company’s then outside patent counsel, Fitch Even Tabin & Flannery and The Coleman Law Firm, and have a 7.5 year term. The strike prices on the warrants are: 325,000 at $1.25 (Group A); 325,000 at $1.50 (Group B); and 325,000 at $1.75 (Group C). The Company may call up to 100% of these warrants, provided that the closing stock price is at or above the following call prices for ten consecutive trading days: Group A — $4/share; Group B — $5/share; Group C — $6/share. If the Company exercises its right to call, it shall provide at least 45 days notice for one-half of the warrants subject to the call and at least 90 days notice for the remainder of the warrants subject to the call.

(2)	These warrants were issued in connection with the August 2009 financing, are voluntarily exercisable at $0.51 per share and expire in February 2014. These amounts reflect adjustments for an additional 420,896 warrants due to anti-dilutive provisions. These warrants were previously accounted for as a derivative liability through January 28, 2011. At that time, they were modified to remove non-standard anti-dilution clauses and the associated derivative liability and related deferred financing costs were reclassified to APIC.

(3)	These warrants were issued in connection with the April 2010 Series D preferred stock offering, are voluntarily exercisable at $0.54 per share and expire on April 9, 2015.

(4)	These warrants were issued in connection with the October 2010 financing. They have an exercise price of $0.60 and expire on April 7, 2016. These warrants were previously accounted for as a derivative liability through January 28, 2011. At that time, they were modified to remove non-standard anti-dilution clauses and the associated derivative liability and related deferred financing costs were reclassified to APIC.

(5)	These warrants were issued pursuant to the Guaranty Agreements executed in connection with the Promissory Note issued in April 2011. These warrants have an exercise price of $0.50 per share and expire on April 28, 2016.

(6)	These warrants were issued in connection with the February 2012 warrant exercise agreements executed with certain existing Cytomedix warrant holders. These warrants have an exercise price of $1.42 per share and expire on December 31, 2014.

(7)	These warrants were issued in February 2012 in connection with the warrant exchange agreements between Cytomedix and various warrant holders of Aldagen. These warrants have an exercise price of $1.42 per share and expire on December 31, 2014.

(8)	These warrants were issued in connection with the February 2013 financing. They are voluntarily exercisable, have an exercise price of $0.70 per share and expire on February 19, 2020.

(9)	These warrants were issued in connection with the February 2013 financing, have an exercise price of $0.70 per share, and expire on February 19, 2018. They are only exercisable if the JPNT Note remains outstanding on or after 04-28-2015 (50% of total) and 04-15-2016 (remainder).

(10)	These warrants were issued in connection with the February 2013 financing. They are voluntarily exercisable, have an exercise price of $0.70 per share, and expire on February 19, 2020.

(11)	These warrants were issued in connection with the February 2013 registered direct offering. They are voluntarily exercisable, have an exercise price of $0.75 per share, and expire on February 22, 2018.

(12)	These warrants were issued to the placement agent in connection with the February 2013 registered direct offering. They are exercisable on or after August 21, 2013, have an exercise price of $0.66 per share, and expire on February 22, 2018.

(13)	These warrants were issued to a consultant in exchange for services provided. They are voluntarily exercisable, have an exercise price of $1.50 per share, and expire on February 24, 2014. There is no call provision associated with these warrants.

(14)	These options were issued under the Company’s shareholder approved Long-Term Incentive Plan.

The Company had the following outstanding warrants and options at December 31:

	# Outstanding
Equity Instrument	December 31, 2012	December 31, 2011
Fitch/Coleman Warrants (1)	975,000	975,000
August 2008 Warrants (2)	—	1,000,007
August 2009 Warrants (3)	1,070,916	1,489,884
April 2010 Warrants (4)	1,295,138	4,128,631
Guarantor 2010 Warrants (5)	—	1,333,334
October 2010 Warrants (6)	1,488,839	1,863,839
Guarantor 2011 Warrants (7)	916,665	2,500,000
February 2012 Inducement Warrants (8)	1,180,547	—
February 2012 Aldagen Warrants (9)	2,115,596	—
Other warrants (10)	200,000	360,149
Options issued under the Long-Term Incentive Plan (11)	7,866,953	6,275,555

(1)	These warrants were issued in connection with the August 2, 2007 Term Sheet Agreement and Shareholders’ Agreement with the Company’s outside patent counsel, Fitch Even Tabin & Flannery and The Coleman Law Firm, and have a 7.5 year term. The strike prices on the warrants are: 325,000 at $1.25 (Group A); 325,000 at $1.50 (Group B); and 325,000 at $1.75 (Group C). The Company may call up to 100% of these warrants, provided that the closing stock price is at or above the following call prices for ten consecutive trading days: Group A — $4/share; Group B — $5/share; Group C — $6/share. If the Company exercises its right to call, it shall provide at least 45 days notice for one-half of the warrants subject to the call and at least 90 days notice for the remainder of the warrants subject to the call.

(2)	These warrants were issued in connection with the August 2008 financing and were voluntarily exercisable at $1.00 per share, provided that the exercise does not result in the holder owning in excess of 9.99% of the outstanding shares of the Company’s Common stock. Warrants to purchase 415,335 shares expired without exercise on August 29, 2012.

(3)	These warrants were issued in connection with the August 2009 financing, are voluntarily exercisable at $0.51 per share and expire in February 2014. These amounts reflect adjustments for an additional 420,896 warrants due to anti-dilutive provisions. These warrants were previously accounted for as a derivative liability through January 28, 2011. At that time, they were modified to remove non-standard anti-dilution clauses and the associated derivative liability and related deferred financing costs were reclassified to APIC.

(4)	These warrants were issued in connection with the April 2010 Series D preferred stock offering, are voluntarily exercisable at $0.54 per share and expire on April 9, 2015.

(5)	These warrants were issued in April 2010 pursuant to the Guaranty Agreements executed in connection with the Promissory Note payable to Sorin existing at that time. These warrants had an exercise price of $0.54 per share and were fully exercised as of June 30, 2012.

(6)	These warrants were issued in connection with the October 2010 financing. They have an exercise price of $0.60 and expire on April 7, 2016. These warrants were previously accounted for as a derivative liability through January 28, 2011. At that time, they were modified to remove non-standard anti-dilution clauses and the associated derivative liability and related deferred financing costs were reclassified to APIC.

(7)	These warrants were issued pursuant to the Guaranty Agreements executed in connection with the Promissory Note issued in April 2011. These warrants have an exercise price of $0.50 per share and expire on April 28, 2016.

(8)	These warrants were issued in connection with the February 2012 warrant exercise agreements executed with certain existing Cytomedix warrant holders. These warrants have an exercise price of $1.42 per share and expire on December 31, 2014.

(9)	These warrants were issued in February 2012 in connection with the warrant exchange agreements between Cytomedix and various warrant holders of Aldagen. These warrants have an exercise price of $1.42 per share and expire on December 31, 2014.

(10)	These warrants were issued to consultants and other professional service providers in exchange for services provided. As of December 31, 2012, they have term of 10 years with an expiration date of February 24, 2014 and exercise price of $1.50. They are vested and voluntarily exercisable. There is no call provision associated with these warrants.

(11)	These options were issued under the Company’s Long-Term Incentive Plan approved by shareholders. See Note 17 for a full discussion regarding these options.

Schedule Of Proceeds From Stock Issuances [Table Text Block]

The following table lists the sources of and the proceeds from those issuances:

Source	# of Shares	Total Proceeds

Sale of shares pursuant to registered direct offering	9,090,911	$5,000,001
Sale of shares pursuant to October 2010 equity purchase agreement	450,000	$303,000
Issuance of shares in lieu of cash for fees incurred pursuant to February 2013 equity purchase agreement	375,000	$—
Issuance of shares for conversion of 4% Convertible Notes	345,580	$—
Issuance of shares for release of security interest in patents	250,000	$—
Issuance of shares in lieu of cash for consultant	17,500	$—

Totals	10,528,991	$5,303,001

The Company issued 38,272,094 shares of common stock during 2012. The following table lists the sources of and the proceeds from those issuances:

Source	# of Shares	Total Proceeds
Conversion of Series D Convertible Preferred shares	7,460,350	$—
Inducement to remaining shareholders of Series D Convertible Preferred stock to convert all outstanding shares	330,000	$—
Conversion of Series E Convertible Preferred shares	13,399,986	$—
Exercise of August 2008 warrants	584,672	$584,672
Exercise of August 2009 warrants	418,968	$213,674
Exercise of April 2010 warrants	2,833,493	$1,521,028
Exercise of Guarantor 2010 warrants	1,333,334	$715,734
Exercise of October 2010 warrants	375,000	$225,000
Exercise of Guarantor 2011 warrants	1,583,335	$791,667
Exercise of options issued under the Long-Term Incentive Plan	35,602	$15,185
Common stock issued in lieu of cash for dividend payable on Series D Convertible Preferred shares	76,461	$—
Partial conversion of 4% Convertible Notes	1,062,500	$—
Sale of shares pursuant to private offering	4,231,192	$5,000,000
Sale of shares pursuant to October 2010 equity purchase agreement	4,350,000	$4,493,902
Common stock issued in lieu of cash for fees incurred pursuant to October 2010 equity purchase agreement	179,701	$—
Common stock issued in lieu of cash for consultant	17,500	$—
Totals	38,272,094	$13,560,862

The Company issued 11,432,549 shares of common stock during 2011. The following table lists the sources of and the proceeds from those issuances:

Source	# of Shares	Total Proceeds
Conversion of Series D Convertible Preferred shares	34,153	$—
Exercise of August 2009 warrants	374,561	$191,026
Common stock issued in lieu of cash for dividend payable on Series D Convertible Preferred shares	714,126	$—
Conversion of 12% Convertible Notes completed in Fourth Quarter 2011	1,200,000	$—
Sale of shares pursuant to private offering completed in Second Quarter 2011	984,850	$325,000
Sale of shares pursuant to October 2010 equity purchase agreement	7,913,804	$3,449,330
Common stock issued in lieu of cash for fees incurred pursuant to October 2010 equity purchase agreement	211,055	$—
Totals	11,432,549	$3,965,356

The Company issued 6,830,115 shares of Common stock during 2010. The following table lists the sources of and the proceeds from those issuances:

Source	# of Shares	Total Proceeds

Conversion of Series D Convertible Preferred shares	762,750	$—
Exercise of August 2009 warrants	274,251	$165,703
Common stock issued in lieu of cash for dividend payable on Series D Convertible Preferred shares	371,927	$—
Sale of shares pursuant to registered direct offering completed in Fourth Quarter 2010	3,727,677	$1,506,000
Sale of shares pursuant to October 2010 equity purchase agreement	1,350,000	$613,920
Common stock issued in lieu of cash for fees incurred pursuant to October 2010 equity purchase agreement	343,510	$—

Totals	6,830,115	$2,285,623

The following summarizes the accounting for the December 2006 transaction with existing stockholders:

Total cash received and carrying value of securities and instruments exchanged in the Series C Preferred first closing:
Cash received	$6,645,719
Carrying value of 2005 Notes and accrued interest	4,331,720
Forbearance of 2005 Notes additional default interest	85,394
Carrying value of Series A Preferred including accrued dividends	8,741,917
Carrying value of Series B Preferred including accrued dividends	10,634,303
Fair value of Series B Preferred warrant liability	3,840,973
Total cash received and carrying value of securities and instruments exchanged in the first closing		$34,280,026
Fair value of new instruments upon issuance:
Fair value of Series C Preferred at issuance	10,977,439
Fair value of Junior Preferred	8,302,580
Fair value of Series C Preferred warrant liability	482,190
Total fair value of new instruments upon issuance		19,762,209
Gain on redemption and exchange of redeemable convertible preferred stock		$14,517,817

Schedule of Dividends Payable [Table Text Block]	At December 31, the following amounts were accrued for dividends payable:
	2012	2011
Series A Preferred Stock	$—	$21,388
Series B Preferred Stock	—	15,206
Series D Preferred Stock	—	68,939
	$—	$105,533

Long-Term Incentive Plan and Other Compensatory Awards (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011 Aldagen Inc [Member]	Dec. 31, 2012 Long Term Incentive Plan [Member]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]

The following table summarizes the stock options granted by the Company during the three months ended March 31, 2013. These options were granted to employees and board members under the Company’s Long-Term Incentive Plan.

Three Months Ended
March 31, 2013

Options Granted	Exercise Price

303,000	$0.51 - $0.53

The following table summarizes information about stock options outstanding as of December 31, 2012:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number of Outstanding Shares	Weighted Average Remaining Contract Life	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$0.30 – $1.50	6,153,453	5.9	$0.99	5,022,290	$0.97
$1.51 – $3.00	1,643,500	3.5	$2.20	1,570,000	$2.20
$3.01 – $4.50	0	—	—	0	—
$4.51 – $6.00	70,000	3.0	$5.20	70,000	$5.20

The following table summarizes stock option activity under the 2000 Stock Option Plan and 2010 Equity Incentive Plan from March 3, 2000 (inception) through December 31, 2011:

		Outstanding Options
	Shares Available for Grant	Number of Shares	Weighted Average Exercise Price

Balance at March 3, 2000 (inception)	–	–	$–
Shares authorized	990,250	–	–
Options granted	(35,000)	35,000	0.10
Options cancelled	–	–	–
Balance at December 31, 2000	955,250	35,000	0.10
Options granted	(540,000)	540,000	0.10
Options cancelled	–	–	–
Balance at December 31, 2001	415,250	575,000	0.13
Options granted	(334,000)	334,000	0.20
Options cancelled	94,000	(94,000)	0.10
Balance at December 31, 2002	175,250	815,000	0.17
Shares authorized	2,058,750	–	–
Options granted	(1,829,500)	1,829,500	0.20
Options cancelled	160,000	(160,000)	0.11
Balance at December 31, 2003	564,500	2,484,500	0.19
Options granted	(553,500)	553,500	0.20
Options cancelled	397,000	(397,000)	0.16
Balance at December 31, 2004	408,000	2,641,000	0.19
Options granted	(212,289)	212,289	0.20
Options cancelled	1,160,000	(1,160,000)	0.20
Balance at December 31, 2005	1,355,711	1,693,289	0.19
Shares authorized	2,900,000	–	–
Options granted	(953,842)	953,842	0.20
Options cancelled	200,000	(200,000)	0.20
Balance at December 31, 2006	3,501,869	2,447,131	0.19

		Outstanding Options
	Shares Available for Grant	Number of Shares	Weighted Average Exercise Price

Balance at December 31, 2006 (continued)	3,501,869	2,447,131	$0.19
Options granted	(2,196,369)	2,196,369	0.20
Options exercised	–	(208,747)	0.20
Options cancelled	92,253	(92,253)	0.20
Balance at December 31, 2007	1,397,753	4,342,500	0.20
Shares authorized	4,051,000	–	–
Options granted	(2,348,833)	2,348,833	0.50
Options cancelled	50,000	(50,000)	0.20
Balance at December 31, 2008	3,149,920	6,641,333	0.31
Options granted	(25,000)	25,000	0.69
Options exercised	–	(5,076)	0.49
Options cancelled	5,870	(5,870)	0.51
Balance December 31, 2009	3,130,790	6,655,387	0.32
Shares authorized	2,853,916	–	–
Options granted	(2,259,348)	2,259,348	0.28
Options exercised	–	(5,000)	0.20
Options cancelled	–	(466,215)	0.40
Options forfeited	–	(738,177)	0.40
Expiration of plan	(2,702,790)	–	–
Balance December 31, 2010	1,022,568	7,705,343	0.33
Shares authorized	4,169,644	–	–
Options expired	–	(365,750)	0.37
Balance December 31, 2011	5,192,212	7,339,593	$0.31

A summary of option activity under the LTIP as of December 31, 2012, and changes during the year then ended is presented below:

LTIP Options	Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at January 1, 2012	6,275,555	$1.23
Granted	2,271,500	$1.41
Exercised	(35,602)	$0.43
Forfeited or expired	(644,500)	$1.24
Outstanding at December 31, 2012	7,866,953	$1.28	5.4	$463,577
Exercisable at December 31, 2012	6,662,290	$1.30	4.8	$463,577

Schedule Of Share Based Compensation Stock Warrants Activity [Table Text Block]
Additionally, the Company has issued certain compensatory warrants outside of the LTIP, in exchange for the performance of services. A summary of service provider warrant activity as of December 31, 2012, and changes during the year then ended is presented below:

Warrants to Service Providers	Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at January 1, 2012	1,335,149	$1.52
Granted	0	—
Exercised	0	—
Forfeited or expired	(160,149)	$1.65
Outstanding at December 31, 2012	1,175,000	$1.50	1.9	$0
Exercisable at December 31, 2012	1,175,000	$1.50	1.9	$0

Schedule Of Warrants Outstanding [Table Text Block]
The following table summarizes information about compensatory warrants outstanding as of December 31, 2012:

	Warrants Outstanding			Warrants Exercisable
Range of Exercise Prices	Number of Outstanding Shares	Weighted Average Remaining Contract Life	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$1.25 – $1.50	850,000	1.9	$1.40	850,000	$1.40
$1.75	325,000	2.1	$1.75	325,000	$1.75

Schedule Of Share Based Compensation Expense [Table Text Block]
The Company has recorded stock-based compensation expense as follows:

	Year Ended December 31
Stock-Based Expense	2012	2011	2010
Awards under the LTIP	$2,027,031	$305,180	$410,961
Awards outside the LTIP	20,700	—	—
	$2,047,731	$305,180	$410,961
Included in Statements of Operations caption as follows:
Salaries and wages	$1,389,001	$155,097	$277,945
Consulting expense	275,924	64,006	50,693
General and administrative	382,806	86,077	82,323
	$2,047,731	$305,180	$410,961

Supplemental Cash Flow Disclosures - Non-Cash Transactions (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Details of Nonmonetary Transactions [Table Text Block]

Non-cash transactions for the three months ended March 31, 2013 include:

2013
Conversion of convertible debt to common stock	$75,335
Common Stock issued for committed equity financing facility	262,500
Increase in fair value of embedded conversion option upon modification of convertible debt	151,032
Warrants issued for loan modification	151,758
Warrants issued for term loan	568,324
Issuance of Common Stock and warrants for release of security interest in patents	325,693
Obligation to issue shares for professional services	17,850
Warrants issued to investors in connection with the registered direct offering	3,601,354
Warrants issued to placement agent in connection with the registered direct offering	75,981

Non-cash Investing and Financing transactions for years ended December 31 include:

	2012	2011	2010
Preferred dividends paid by issuance of stock	$82,500	$333,556	$189,500
Accrued dividends on preferred stock	—	346,236	275,068
Reclassification of derivative liabilities for modified warrant agreements	—	1,434,322	—
Discharge of previously deferred financing costs for modified warrant agreements	—	136,543	—
Derivative liability for embedded conversion option	—	2,085,513	—
Conversion of convertible debt to common stock	924,904	600,000	—
Business combination:
Inventory acquired	—	—	1,151,035
Property and equipment acquired	—	—	768,000
Goodwill and intangible assets	—	—	4,089,823
Deferred charges	—	—	655,260
Note Payable for balance of acquisition	—	—	4,008,858
Issuance of Series E liability	18,955,742	—	—
Issuance of contingent consideration	11,109,020	—	—
Issuance of replacement warrants	1,883,751	—	—
Common stock issued in satisfaction of subscription receivable	2,790,107	—	—
Effect of cancellation of escrowed shares	195,132	—	—
Obligation to issue shares for professional services	30,000	—	—

Operating Leases (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
The Company leases its office spaces under operating leases with future minimum lease payments as indicated in the table below:

Years ending December 31:
2013	$239,224
2014	$52,711
2015	53,803
2016	54,927
2017	37,127
Thereafter	—
Total future minimum lease payments	$437,792

Certain Balance Sheet Items (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011 Aldagen Inc [Member]
Schedule of Inventory, Current [Table Text Block]	The carrying amounts of inventories are as follows:
	March 31,	December 31,
	2013	2012

Raw materials	$57,504	$79,090
Finished goods	876,741	1,091,007

	$934,245	$1,170,097
Inventory consisted of the following:
	December 31, 2012	December 31, 2011
Raw materials	$79,090	$15,216
Finished goods	1,091,007	532,943
	$1,170,097	$548,159
Inventories consist of the following as of December 31, 2011 and 2010:
	2011	2010

Raw materials	$11,352	$13,191
Finished goods	39,854	46,588
Total inventories	$51,206	$59,779

Property, Plant and Equipment [Table Text Block]

Property and equipment consist of the following as of December 31:

	2011	2010

Lab equipment	$1,886,259	$1,883,836
Leasehold improvements	1,285,036	1,285,036
Computer equipment and software	171,628	171,628
Furniture and fixtures	79,838	79,838
Total	3,422,761	3,420,338
Less accumulated depreciation and amortization	(2,614,809)	(2,252,564)
Property and equipment, net	$807,952	$1,167,774

Schedule of Accrued Liabilities [Table Text Block]

Accrued expenses consist of the following as of December 31:

	2011	2010

Research and development expense	$66,606	$14,465
Compensation	–	139,394
Other	33,917	5,395
Total accrued expenses	$100,523	$159,254

Common Stock, Redeemable Convertible Preferred Stock, and Stockholders' Deficit (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011 Aldagen Inc [Member]
Temporary Equity [Table Text Block]

As of December 31, 2011 and 2010, the authorized, issued and outstanding shares of redeemable convertible preferred stock (preferred stock) were as follows:

	Redeemable Convertible Preferred Stock
	Series A	Series B	Series C	Series C-1	Total
As of December 31, 2011
Shares authorized	6,040,000	8,923,785	26,069,584	31,082,381	72,115,750
Shares issued and outstanding	6,000,000	8,519,926	24,742,979	17,636,655	56,899,560

As of December 31, 2010
Shares authorized	6,040,000	8,923,785	26,069,584	29,969,764	71,003,133
Shares issued and outstanding	6,000,000	8,519,926	24,742,979	17,636,655	56,899,560

Schedule Of Proceeds From Stock Issuances [Table Text Block]

The following table lists the sources of and the proceeds from those issuances:

Source	# of Shares	Total Proceeds

Sale of shares pursuant to registered direct offering	9,090,911	$5,000,001
Sale of shares pursuant to October 2010 equity purchase agreement	450,000	$303,000
Issuance of shares in lieu of cash for fees incurred pursuant to February 2013 equity purchase agreement	375,000	$—
Issuance of shares for conversion of 4% Convertible Notes	345,580	$—
Issuance of shares for release of security interest in patents	250,000	$—
Issuance of shares in lieu of cash for consultant	17,500	$—

Totals	10,528,991	$5,303,001

The Company issued 38,272,094 shares of common stock during 2012. The following table lists the sources of and the proceeds from those issuances:

Source	# of Shares	Total Proceeds
Conversion of Series D Convertible Preferred shares	7,460,350	$—
Inducement to remaining shareholders of Series D Convertible Preferred stock to convert all outstanding shares	330,000	$—
Conversion of Series E Convertible Preferred shares	13,399,986	$—
Exercise of August 2008 warrants	584,672	$584,672
Exercise of August 2009 warrants	418,968	$213,674
Exercise of April 2010 warrants	2,833,493	$1,521,028
Exercise of Guarantor 2010 warrants	1,333,334	$715,734
Exercise of October 2010 warrants	375,000	$225,000
Exercise of Guarantor 2011 warrants	1,583,335	$791,667
Exercise of options issued under the Long-Term Incentive Plan	35,602	$15,185
Common stock issued in lieu of cash for dividend payable on Series D Convertible Preferred shares	76,461	$—
Partial conversion of 4% Convertible Notes	1,062,500	$—
Sale of shares pursuant to private offering	4,231,192	$5,000,000
Sale of shares pursuant to October 2010 equity purchase agreement	4,350,000	$4,493,902
Common stock issued in lieu of cash for fees incurred pursuant to October 2010 equity purchase agreement	179,701	$—
Common stock issued in lieu of cash for consultant	17,500	$—
Totals	38,272,094	$13,560,862

The Company issued 11,432,549 shares of common stock during 2011. The following table lists the sources of and the proceeds from those issuances:

Source	# of Shares	Total Proceeds
Conversion of Series D Convertible Preferred shares	34,153	$—
Exercise of August 2009 warrants	374,561	$191,026
Common stock issued in lieu of cash for dividend payable on Series D Convertible Preferred shares	714,126	$—
Conversion of 12% Convertible Notes completed in Fourth Quarter 2011	1,200,000	$—
Sale of shares pursuant to private offering completed in Second Quarter 2011	984,850	$325,000
Sale of shares pursuant to October 2010 equity purchase agreement	7,913,804	$3,449,330
Common stock issued in lieu of cash for fees incurred pursuant to October 2010 equity purchase agreement	211,055	$—
Totals	11,432,549	$3,965,356

The Company issued 6,830,115 shares of Common stock during 2010. The following table lists the sources of and the proceeds from those issuances:

Source	# of Shares	Total Proceeds

Conversion of Series D Convertible Preferred shares	762,750	$—
Exercise of August 2009 warrants	274,251	$165,703
Common stock issued in lieu of cash for dividend payable on Series D Convertible Preferred shares	371,927	$—
Sale of shares pursuant to registered direct offering completed in Fourth Quarter 2010	3,727,677	$1,506,000
Sale of shares pursuant to October 2010 equity purchase agreement	1,350,000	$613,920
Common stock issued in lieu of cash for fees incurred pursuant to October 2010 equity purchase agreement	343,510	$—

Totals	6,830,115	$2,285,623

The following summarizes the accounting for the December 2006 transaction with existing stockholders:

Total cash received and carrying value of securities and instruments exchanged in the Series C Preferred first closing:
Cash received	$6,645,719
Carrying value of 2005 Notes and accrued interest	4,331,720
Forbearance of 2005 Notes additional default interest	85,394
Carrying value of Series A Preferred including accrued dividends	8,741,917
Carrying value of Series B Preferred including accrued dividends	10,634,303
Fair value of Series B Preferred warrant liability	3,840,973
Total cash received and carrying value of securities and instruments exchanged in the first closing		$34,280,026
Fair value of new instruments upon issuance:
Fair value of Series C Preferred at issuance	10,977,439
Fair value of Junior Preferred	8,302,580
Fair value of Series C Preferred warrant liability	482,190
Total fair value of new instruments upon issuance		19,762,209
Gain on redemption and exchange of redeemable convertible preferred stock		$14,517,817

Shares Reseved For Future Issuances [Table Text Block]

The Company had reserved shares of common stock for future issuance as follows:

	December 31
	2011	2010
Redeemable convertible preferred stock (assuming conversion)	66,823,440	66,823,440
Warrants to purchase redeemable convertible preferred stock (assuming conversion)	2,191,614	3,222,942
Stock Option Plan:
Shares available for grant	5,192,212	1,022,568
Options outstanding	7,339,593	7,705,343
Total shares reserved for future issuance	81,546,859	78,774,293

Schedule Of Allocation Of Fair Value [Table Text Block]

The allocation of fair value between the Company’s common stock and preferred stock using the PWER methodology was as follows:

Valuation Date	Common	Junior Preferred	Series C Preferred	Series C-1 Preferred	Type of Valuation

12/31/2006	$0.241	$0.572	$0.628	$–	Retrospective
12/31/2007	0.397	0.815	0.873	–	Retrospective
4/15/2008	0.626	0.938	1.041	1.204	Contemporaneous
9/15/2009	0.955	1.489	1.313	1.427	Contemporaneous
8/31/2010	0.220	0.860	0.920	1.230	Contemporaneous
9/30/2011	–	–	–	0.670	Contemporaneous

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]

During the year ended December 31, 2010, the Company granted stock options which were valued using the assessed values of the Company’s common stock as follows:

Grant Date	Number of Options Granted	Exercise Price per Share	Black-Scholes Fair Value per Share	Intrinsic Value per Share

3/23/2006	893,842	$0.20	$0.14	$–
7/26/2006	60,000	0.20	0.14	–
2/27/2007	1,703,869	0.20	0.17	–
4/6/2007	100,000	0.20	0.16	–
5/14/2007	50,000	0.20	0.17	–
11/16/2007	92,500	0.40	0.18	–
12/17/2007	250,000	0.40	0.26	–
1/1/2008	1,226,467	0.40	0.25	–
2/12/2008	60,000	0.40	0.25	–
4/10/2008	17,505	0.40	0.34	–
4/15/2008	400,000	0.63	0.39	–
6/2/2008	15,000	0.63	0.40	–
8/11/2008	10,000	0.63	0.39	–
8/20/2008	369,861	0.63	0.39	–
9/17/2008	250,000	0.63	0.37	–
1/9/2009	15,000	0.63	0.35	–
7/27/2009	5,000	0.63	0.45	–
10/27/2009	5,000	0.96	0.68	–
2/9/2010	300,000	0.96	0.69	–
4/15/2010	128,000	0.96	0.69	–
10/8/2010	1,831,348	0.25	0.18	–

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]

The following table summarizes the stock options granted by the Company during the three months ended March 31, 2013. These options were granted to employees and board members under the Company’s Long-Term Incentive Plan.

Three Months Ended
March 31, 2013

Options Granted	Exercise Price

303,000	$0.51 - $0.53

The following table summarizes information about stock options outstanding as of December 31, 2012:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number of Outstanding Shares	Weighted Average Remaining Contract Life	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$0.30 – $1.50	6,153,453	5.9	$0.99	5,022,290	$0.97
$1.51 – $3.00	1,643,500	3.5	$2.20	1,570,000	$2.20
$3.01 – $4.50	0	—	—	0	—
$4.51 – $6.00	70,000	3.0	$5.20	70,000	$5.20

The following table summarizes stock option activity under the 2000 Stock Option Plan and 2010 Equity Incentive Plan from March 3, 2000 (inception) through December 31, 2011:

		Outstanding Options
	Shares Available for Grant	Number of Shares	Weighted Average Exercise Price

Balance at March 3, 2000 (inception)	–	–	$–
Shares authorized	990,250	–	–
Options granted	(35,000)	35,000	0.10
Options cancelled	–	–	–
Balance at December 31, 2000	955,250	35,000	0.10
Options granted	(540,000)	540,000	0.10
Options cancelled	–	–	–
Balance at December 31, 2001	415,250	575,000	0.13
Options granted	(334,000)	334,000	0.20
Options cancelled	94,000	(94,000)	0.10
Balance at December 31, 2002	175,250	815,000	0.17
Shares authorized	2,058,750	–	–
Options granted	(1,829,500)	1,829,500	0.20
Options cancelled	160,000	(160,000)	0.11
Balance at December 31, 2003	564,500	2,484,500	0.19
Options granted	(553,500)	553,500	0.20
Options cancelled	397,000	(397,000)	0.16
Balance at December 31, 2004	408,000	2,641,000	0.19
Options granted	(212,289)	212,289	0.20
Options cancelled	1,160,000	(1,160,000)	0.20
Balance at December 31, 2005	1,355,711	1,693,289	0.19
Shares authorized	2,900,000	–	–
Options granted	(953,842)	953,842	0.20
Options cancelled	200,000	(200,000)	0.20
Balance at December 31, 2006	3,501,869	2,447,131	0.19

		Outstanding Options
	Shares Available for Grant	Number of Shares	Weighted Average Exercise Price

Balance at December 31, 2006 (continued)	3,501,869	2,447,131	$0.19
Options granted	(2,196,369)	2,196,369	0.20
Options exercised	–	(208,747)	0.20
Options cancelled	92,253	(92,253)	0.20
Balance at December 31, 2007	1,397,753	4,342,500	0.20
Shares authorized	4,051,000	–	–
Options granted	(2,348,833)	2,348,833	0.50
Options cancelled	50,000	(50,000)	0.20
Balance at December 31, 2008	3,149,920	6,641,333	0.31
Options granted	(25,000)	25,000	0.69
Options exercised	–	(5,076)	0.49
Options cancelled	5,870	(5,870)	0.51
Balance December 31, 2009	3,130,790	6,655,387	0.32
Shares authorized	2,853,916	–	–
Options granted	(2,259,348)	2,259,348	0.28
Options exercised	–	(5,000)	0.20
Options cancelled	–	(466,215)	0.40
Options forfeited	–	(738,177)	0.40
Expiration of plan	(2,702,790)	–	–
Balance December 31, 2010	1,022,568	7,705,343	0.33
Shares authorized	4,169,644	–	–
Options expired	–	(365,750)	0.37
Balance December 31, 2011	5,192,212	7,339,593	$0.31

Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable [Table Text Block]

The following table summarizes information about stock options outstanding as of December 31, 2011 and 2010, which are expected to vest, of which a portion were already vested and exercisable:

	December 31, 2011				December 31, 2010
	Number of Options	Weighted Average Remaining Contractual Life (in Years)	Weighted Average Exercise Price	Intrinsic Value	Number of Options	Weighted Average Remaining Contractual Life (in Years)	Weighted Average Exercise Price	Intrinsic Value

Outstanding	7,339,593	5.81	$0.31	$147,092	7,705,343	6.10	$0.33	$943,970
Exercisable	6,173,109	5.29	0.30	123,762	5,482,037	5.80	0.29	458,573

Schedule of Share-based Compensation, Activity [Table Text Block]

The following table summarizes information about all stock options outstanding as of December 31, 2011 and 2010:

	December 31, 2011			December 31, 2010
Exercise Price	Number of Options Outstanding	Weighted- Average Remaining Contractual Life (in Years)	Number of Options Exercisable	Number of Options Outstanding	Weighted- Average Remaining Contractual Life (in Years)	Number of Options Exercisable

$0.10	–	–	–	107,000	0.38	107,000
$0.20	3,577,525	3.96	3,577,525	3,702,525	4.39	3,683,876
$0.25	1,831,348	8.61	846,393	1,831,348	7.82	353,916
$0.40	1,120,220	6.01	1,116,022	1,120,220	7.05	914,917
$0.63	445,000	6.70	437,295	535,000	7.69	370,870
$0.96	365,500	8.14	195,874	409,250	9.26	51,458
	7,339,593		6,173,109	7,705,343		5,482,037

Commitments and Contingencies (Tables) (Aldagen Inc [Member])	12 Months Ended
Dec. 31, 2011
Aldagen Inc [Member]
Schedule Of Future Minimum Lease Payments For Capital And Operating Leases [Table Text Block]

Future minimum lease payments under capital and noncancelable operating leases as of December 31, 2011, is as follows:

	Year Ended December 31
	2011
	Capital Leases	Operating Leases
Years ending December 31:
2012	$4,377	$196,878
2013	–	115,677
2014	–	–
	4,377	$312,555
Less interest at 7.7% to 11.9%	96
Present value of minimum lease payments	4,281
Less current portion	4,281
Capital lease obligations less current portion	$–

Business and Presentation (Details Textual) (USD $)	1 Months Ended	3 Months Ended		12 Months Ended				10 Months Ended	12 Months Ended											142 Months Ended		3 Months Ended
	Feb. 29, 2012	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2000 Aldagen Inc [Member]	Dec. 31, 2011 Aldagen Inc [Member]	Dec. 31, 2010 Aldagen Inc [Member]	Dec. 31, 2009 Aldagen Inc [Member]	Dec. 31, 2008 Aldagen Inc [Member]	Dec. 31, 2007 Aldagen Inc [Member]	Dec. 31, 2006 Aldagen Inc [Member]	Dec. 31, 2005 Aldagen Inc [Member]	Dec. 31, 2004 Aldagen Inc [Member]	Dec. 31, 2003 Aldagen Inc [Member]	Dec. 31, 2002 Aldagen Inc [Member]	Dec. 31, 2001 Aldagen Inc [Member]	Dec. 31, 2011 Aldagen Inc [Member]	Mar. 02, 2000 Aldagen Inc [Member]	Mar. 31, 2013 United States [Member]	Mar. 31, 2012 United States [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount				39,497,770	27,441,220	24,540,392																27,345,975	22,739,002
Entity Wide Disclosure On Geographic Areas Revenue From External Customers Attributed To Foreign Countries Percentage		82.00%		85.00%
Proceeds from issuance of common stock, net	$ 5,000,000	$ 4,851,738	$ 6,026,000	$ 9,493,906	$ 3,774,330	$ 1,900,605			$ 0	$ 1,000										$ 52,227
Revenues		2,253,129	1,686,392	7,241,392	5,902,120	3,787,935			623,352	660,657										2,432,092
Total stockholders' equity		39,797,952		38,003,911	3,281,583	(79,252)	976,051	(282,118)	(74,302,306)	(63,709,391)	(50,356,201)	(38,546,251)	(25,089,208)	(16,403,561)	(23,943,914)	(17,311,595)	(11,553,643)	(6,282,950)	(2,537,855)	(74,302,306)	0
Net loss attributable to common stockholders		(5,338,569)	(4,723,645)	(19,798,058)	(3,510,515)	(6,816,751)		(275,472)	(6,795,564)	(9,716,014)	(8,986,202)	(10,179,446)	(6,701,446)	(5,776,177)	(7,134,005)	(4,654,695)	(4,505,763)	(3,572,625)	(1,988,196)	(70,285,605)
Working Capital Deficiency									$ 12,395,421											$ 12,395,421

Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Risk free rate	0.63%	1.03%	1.96%
Expected years until exercise	5 years 2 months 12 days	5 years	6 years
Expected stock volatility	129.00%	141.00%	143.00%
Dividend yield	0.00%	0.00%	0.00%
Aldagen Inc [Member] | Other Than Employee Stock Option [Member]
Risk free rate			2.70%
Expected years until exercise			6 years 29 days
Expected stock volatility			82.90%
Dividend yield			0.00%
Aldagen Inc [Member] | Employee Stock Option [Member]
Risk free rate			1.53%
Expected years until exercise			6 years 29 days
Expected stock volatility			85.20%
Dividend yield			0.00%

Summary of Significant Accounting Policies (Details 1)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	39,497,770	27,441,220	24,540,392
Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	7,866,953	6,275,555	5,323,054
Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	9,242,701	13,650,844	11,668,364
Contingent consideration [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	20,309,723	0	0
Convertible Notes [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	2,078,393	0	0
Series A Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	0	32,554	32,554
Series B Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	0	21,928	21,928
Series C Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		0	0
Series D Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	0	7,460,339	7,494,492

Summary of Significant Accounting Policies (Details 2) (USD $)	3 Months Ended		12 Months Ended					142 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Aldagen Inc [Member]	Dec. 31, 2010 Aldagen Inc [Member]	Dec. 31, 2011 Aldagen Inc [Member]
Research and development	$ 901,685	$ 357,308	$ 3,386,439	$ 98,148	$ 415,633	$ 3,989,081	$ 5,857,615	$ 43,125,085
Selling, general, and administrative						129,752	234,690	1,081,521
Total share-based compensation						$ 159,765	$ 298,853	$ 1,464,157

Summary of Significant Accounting Policies (Details Textual) (USD $)	3 Months Ended		12 Months Ended				12 Months Ended			142 Months Ended		12 Months Ended					142 Months Ended	12 Months Ended		142 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Aldagen Inc [Member]	Dec. 31, 2010 Aldagen Inc [Member]	Dec. 31, 2002 Aldagen Inc [Member]	Dec. 31, 2011 Aldagen Inc [Member]	Jul. 31, 2010 Aldagen Inc [Member]	Dec. 31, 2010 Aldagen Inc [Member] Ischemic Heart Disease Patients [Member]	Dec. 31, 2010 Aldagen Inc [Member] Critical Limb Ischemia Patients [Member]	Dec. 31, 2010 Aldagen Inc [Member] Post Acute Ischemic Stroke Patients [Member]	Dec. 31, 2011 Aldagen Inc [Member] Aldecount [Member]	Dec. 31, 2010 Aldagen Inc [Member] Aldecount [Member]	Dec. 31, 2011 Aldagen Inc [Member] Aldecount [Member]	Dec. 31, 2011 Aldagen Inc [Member] Aldefluor [Member]	Dec. 31, 2010 Aldagen Inc [Member] Aldefluor [Member]	Dec. 31, 2011 Aldagen Inc [Member] Aldefluor [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Safe Harbor Plan [Member]	Dec. 31, 2011 Safe Harbor Plan [Member]	Dec. 31, 2010 Safe Harbor Plan [Member]	Dec. 31, 2012 Furniture Lab and Manufacturing Equipment [Member] Maximum [Member]	Dec. 31, 2012 Furniture Lab and Manufacturing Equipment [Member] Minimum [Member]	Dec. 31, 2012 Centrifuges [Member] Maximum [Member]	Dec. 31, 2012 Centrifuges [Member] Minimum [Member]	Dec. 31, 2012 Federal Deposit Insurance Corporation [Member]	Dec. 31, 2011 Federal Deposit Insurance Corporation [Member]	Dec. 31, 2012 Securities Investor Protection Corporation [Member]	Dec. 31, 2011 Securities Investor Protection Corporation [Member]
Cash, Uninsured Amount																														$ 40,000	$ 991,000
Concentration Risk Excess Deposit In Brokerage Firm																																1,754,000	503,000
Allowance for Doubtful Accounts Receivable			43,000	38,000	36,000	20,000
Property, Plant and Equipment, Useful Life																					5 years	3 years				10 years	7 years	5 years	3 years
Non Refundable Fees				4,500,000
Defined Contribution Plan, Employer Discretionary Contribution Amount							59,815	90,464		325,306													126,000	54,000	55,000
Cash, dedicated for clinical trials and related matters			1,524,000				16,043	16,009		16,043
Trade Accounts Receivable, Accounted Percentage																98.00%		91.00%		91.00%
Preferred stock warrant liability							511,224	1,758,551		511,224
Change In Value Of Preferred Stock Warrant Liability Including Cumulative Effect Of Change In Accounting Principle							1,458,848	1,242,962		524,505
Write-down of inventories							17,986	0		74,399
Grant revenue							0	733,438	109,485	842,923		244,479	244,479	244,479
Revenues	2,253,129	1,686,392	7,241,392	5,902,120	3,787,935		623,352	660,657		2,432,092					45,803	43,840	164,188	577,549	616,817	2,267,904
Deferred rent	41,741		58,005	0			123,059	188,114		123,059
Stock-based compensation	169,263	1,221,231	2,047,731	305,180	410,961		205,460	365,089		1,576,088
Fair Value Assumptions, Exercise Price								$ 0.955			$ 0.955
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value							45,695	66,236		111,931
Cumulative effect of change in accounting principle							0	0		(1,469,856)
Interest and Other Income							5,574	21,779		675,025
Interest Expense							2,822,717	2,601,360		10,571,952
Option Agreement Revenue Recognized				$ 1,300,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value								$ 0.21
Percentage Of Royalty							20.00%

Liquidity and Management's Plans (Details Textual) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash (including $4 million of cash dedicated for clinical trials and related matters)	$ 7,216,081	$ 2,615,805	$ 8,480,996	$ 2,246,050	$ 638,868	$ 2,107,499

Business Combinations (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Inventory	$ 0	$ 1,151,035	$ 1,151,035
Intangibles		3,383,000
Property and equipment	772,486	768,000	768,000
Net assets acquired		5,302,035
Excess of costs of acquisition over net assets acquired		$ 706,823

Business Combinations (Details 1) (USD $)	12 Months Ended
Dec. 31, 2012
Total acquisition costs	$ 528,000
Consultancy Expenses [Member]
Total acquisition costs	274,000
Professional Fees [Member]
Total acquisition costs	225,000
General and Administrative Expense [Member]
Total acquisition costs	$ 29,000

Business Combinations (Details 2) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 09, 2010
Purchase Consideration:
Series E Preferred Stock	$ 18,760,610
Contingent Consideration	11,109,020	0	0
Replacement Warrants	1,883,751
Total Consideration	31,753,381			7,000,000
Tangible Assets Acquired:
Cash	24,563
Receivables	35,394
Property and equipment	772,486	768,000	768,000
Other	87,391
Liabilities Assumed:
Accounts Payable and Accrued Expenses	(1,044,530)
Other	(118,617)
Goodwill	421,694
Total Consideration	31,753,381			7,000,000
IPR and D Technology [Member]
Identifiable Intangible Assets Acquired:
Business Acquisition, Purchase Price Allocation, Amortizable Intangible Assets	29,585,000
Trademarks and Tradename [Member]
Identifiable Intangible Assets Acquired:
Business Acquisition, Purchase Price Allocation, Amortizable Intangible Assets	$ 1,990,000

Business Combinations (Details 3) (USD $)	3 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Total revenues	$ 2,103,000	$ 3,085,000	$ 10,564,000	$ 7,871,000
Net loss	$ (3,834,000)	$ (929,000)	$ (20,338,000)	$ (9,237,000)

Business Combinations (Details Textual) (USD $)	1 Months Ended		3 Months Ended	12 Months Ended									12 Months Ended				12 Months Ended							12 Months Ended						1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended
	Feb. 29, 2012	Mar. 31, 2011	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Feb. 19, 2013	Jun. 30, 2012	Feb. 28, 2012	Dec. 31, 2010	Oct. 07, 2010	Apr. 09, 2010	Apr. 04, 2010	Dec. 31, 2012 Series E Preferred Stock [Member]	Dec. 31, 2012 Series D Preferred Stock [Member]	Dec. 31, 2010 Series D Preferred Stock [Member] Subscription Agreement [Member]	Apr. 09, 2010 Series D Preferred Stock [Member] Subscription Agreement [Member]	Dec. 31, 2012 Series D Preferred Stock [Member] Affiliated Entity [Member]	Dec. 31, 2012 Series A and Series B Preferred Stock [Member]	Dec. 31, 2012 February Two Thousand and Twelve Aldagen Warrants [Member]		Mar. 31, 2013 February Two Thousand and Twelve Aldagen Warrants [Member]		Dec. 31, 2011 February Two Thousand and Twelve Aldagen Warrants [Member]	Dec. 31, 2012 Equity Sweetner [Member]	Dec. 31, 2012 February Two Thousand and Twelve Inducement Warrants [Member]		Mar. 31, 2013 February Two Thousand and Twelve Inducement Warrants [Member]		Dec. 31, 2011 February Two Thousand and Twelve Inducement Warrants [Member]	Jul. 31, 2012 Aldagen [Member]	Dec. 31, 2012 Aldagen [Member]	Dec. 31, 2011 Aldagen [Member]	Feb. 28, 2012 Aldagen [Member]	Jul. 31, 2012 Aldagen S Former Investors [Member]	Dec. 31, 2012 Aldagen S Former Investors [Member]	Dec. 31, 2012 Trademarks [Member]	Dec. 31, 2012 Long Term Incentive Plan [Member]
Stock Issued During Period, Shares, Acquisitions													135,398					207,000
Business Acquisition Number Of Shares Issuable Upon Achievement Of Milestones				20,309,723
Conversion of Stock, Description													The Series E Preferred Stock automatically converted into shares of common stock pursuant to its terms, in a 100-for-1 shares ratio, upon the Company's filing of an amended Certificate of Incorporation to increase the number of authorized shares of common stock.
Convertible Preferred Stock Conversion Price Per Share														$ 0.4392	$ 0.4392		$ 0.558
Class Of Warrant Or Right Outstanding					2,129,349		5,288,256		3,158,841										2,115,596	[1]	2,115,596	[1]	0		1,180,547	[2]	1,180,547	[2]	0
Class of Warrant or Right, Exercise Price of Warrants or Rights					0.5		1.42	1.42											1.42		1.42				1.42		1.42
Class Of Warrants Or Rights Expiry Date	Dec 31, 2014																		Dec 31, 2014						Dec 31, 2014
Class Of Warrant Or Right Exercise Description																			(i) commencing on the issuance date, for up to 30% of the total shares of the Company's common stock exercisable under the Replacement Warrants, and (ii) upon issuance of the final tranche of the Contingent Consideration, for the remaining balance of the shares under the Replacement Warrants. The Replacement Warrants contain exercise price adjustments, cashless exercise and other provisions customary to instruments of this nature.
Stock Issued During Period On Inducement To Remaining Shareholders				330,000										330,000			330,000
Class Of Warrant Or Right Additional Number Of Securities Called By Warrants Or Rights																								5,700,000
Proceeds from Warrant Exercises																								$ 2,800,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					1,000,000	6,363,637				1,863,839		1,333,334				4,128,631								1,180,547
Convertible Preferred Stock Shares Issuable Upon Conversion																	7,790,350							1.42
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		250,000																																			1,700,000
Finite-Lived Intangible Asset, Useful Life																																				20 years
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual																															5,542,000
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual																															217,000
Business Acquisition, Contingent Consideration, Shares Issuable			20,309,723	20,309,723																															20,309,723
Preferred Stock, Redemption Amount				170,000	208,000
Business Combination Contingent Consideration Undiscounted Value																																					28,400,000
Business Combination Contingent Consideration																																					11,100,000
Release Of Stock Held In Escrow Account																														139,830				139,830
Investment Warrants, Exercise Price																			$ 1.42					$ 1.42	$ 1.42
Business Acquisition, Cost of Acquired Entity, Purchase Price				31,753,381							7,000,000
Business Acquisition, Cost of Acquired Entity, Cash Paid											2,000,000
Business Acquisition Purchase Price Paid Secured Promissory Note											5,000,000
Business Acquisition Purchase Price Paid Secured Promissory Note Interest Rate											2.70%
Business Acquisition Purchase Price Allocation Tangible and Identifiable Assets Acquired and Liabilities Assumed Net											6,000,000
Business Combination, Acquisition Related Costs					$ 60,000																											$ 64,000
Equity Method Investment, Ownership Percentage																																	100.00%

[1]	These warrants were issued in February 2012 in connection with the warrant exchange agreements between Cytomedix and various warrant holders of Aldagen. These warrants have an exercise price of $1.42 per share and expire on December 31, 2014.
[2]	These warrants were issued in connection with the February 2012 warrant exercise agreements executed with certain existing Cytomedix warrant holders. These warrants have an exercise price of $1.42 per share and expire on December 31, 2014.

Fair Value Measurements (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Embedded conversion options	$ 591,078	$ 780,960	$ 1,823,207	$ 1,812,447
Total measured at fair value	591,078	780,960	1,823,207	1,812,447
Fair Value, Inputs, Level 1 [Member]
Embedded conversion options	0	0	0	0
Total measured at fair value	0	0	0	0
Fair Value, Inputs, Level 2 [Member]
Embedded conversion options	0	0	0	0
Total measured at fair value	0	0	0	0
Fair Value, Inputs, Level 3 [Member]
Embedded conversion options	591,078	780,960	1,823,207	1,812,447
Total measured at fair value	$ 591,078	$ 780,960	$ 1,823,207	$ 1,812,447

Fair Value Measurements (Details 1) (USD $)	12 Months Ended				3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Fair Value, Inputs, Level 3 [Member] Warrant [Member]	Mar. 31, 2013 Fair Value, Inputs, Level 3 [Member] Embedded conversion options [Member]	Dec. 31, 2012 Fair Value, Inputs, Level 3 [Member] Embedded conversion options [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 3 [Member] Embedded conversion options [Member]	Dec. 31, 2012 Fair Value, Inputs, Level 3 [Member] Contingent consideration [Member]
Balance, Beginning Balance				$ 1,812,447	$ 780,960	$ 1,823,207	$ 0	$ 0
Established in 2012				0	0	0	2,085,513	11,109,020
Modification of Convertible Debt Agreement				(1,434,322)	250,361		0
Conversion to Common Stock				0	(68,994)	(549,936)	(169,965)	0
Change in Fair Value	(4,334,932)	0	0	(378,125)	(193,093)	(492,311)	(92,341)	4,334,932
Effect of Extinguishment of Debt					(178,156)	0		(15,443,952)
Balance, Ending Balance				$ 0	$ 591,078	$ 780,960	$ 1,823,207	$ 0

Fair Value Measurements (Details Textual) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Oct. 31, 2012	Dec. 31, 2011	Jun. 30, 2011
Convertible Debt, Fair Value Disclosures	$ 591,000	$ 800,000		$ 1,800,000
Time Deposits, at Carrying Value	$ 53,000		$ 53,000	$ 53,000	$ 53,000
Time Deposits Annual Interest Rate	0.20%		0.20%		0.50%

Geographic information (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue from U.S. product sales	$ 1,842,800	$ 1,493,400	$ 6,179,000	$ 5,583,300
Revenue from non-U.S. product sales	410,300	193,000	1,062,400	318,800
Total revenue from product sales	$ 2,253,129	$ 1,686,392	$ 7,241,392	$ 5,902,120	$ 3,787,935

License Fees (Details Textual) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Non-Refundable License Fees	$ 4.5

Cash (Details Textual) (USD $)	Dec. 31, 2012
Cash, dedicated for clinical trials and related matters	$ 1,524,000

Accounts and Other Receivables (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Trade receivables	$ 1,311,432	$ 1,133,400	$ 904,891
Other receivables	1,105,634	643,051	613,806
Accounts and Other Receivables Gross Current	2,417,066	1,776,451	1,518,697
Less allowance for doubtful accounts	(50,891)	(42,709)	(38,234)
Accounts and Other Receivables	$ 2,366,175	$ 1,733,742	$ 1,480,463

Accounts and Other Receivables (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Balance at Beginning of Period	$ 38,000		$ 36,000		$ 20,000
Charged to Costs and Expenses	43,000		36,000		24,000
Deductions	(38,000)	[1]	(34,000)	[1]	(8,000)	[1]
Balance at End of Period	$ 43,000		$ 38,000		$ 36,000

[1]	Reflects receivables written-off as uncollectible.

Inventory (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Raw materials	$ 57,504	$ 79,090	$ 15,216
Finished goods	876,741	1,091,007	532,943
Total	$ 934,245	$ 1,170,097	$ 548,159

Prepaid Expenses and Other Current Assets (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Prepaid insurance	$ 72,636	$ 61,519	$ 59,349
Prepaid fees and rent	158,022	186,407	28,202
Deposits and advances	702,403	409,604	563,436
Prepaid royalties	815,624	6,250
Other Current Assets	124,101	73,665	44,580
Prepaid Expense and Other Assets, Current	$ 1,872,786	$ 737,445	$ 695,567

Property and Equipment (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment, Gross	$ 3,798,835	$ 3,815,009	$ 1,619,943
Less accumulated depreciation and amortization	(1,590,749)	(1,374,928)	(641,050)
Property and equipment, net	2,208,086	2,440,081	978,893
Medical equipment [Member]
Property, Plant and Equipment, Gross	3,032,371	3,033,792	1,283,726
Less accumulated depreciation and amortization		(902,000)	(521,000)
Office equipment [Member]
Property, Plant and Equipment, Gross	72,410	87,163	73,927
Manufacturing equipment [Member]
Property, Plant and Equipment, Gross	303,143	303,143	262,290
Leasehold improvements [Member]
Property, Plant and Equipment, Gross	$ 390,911	$ 390,911	$ 0

Property and Equipment (Details Textual) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	$ 1,590,749	$ 1,374,928	$ 641,050
Depreciation	241,400	823,000	364,000	240,000
Cost of Goods Sold, Depreciation	134,500	446,000	321,000	186,000
Other General and Administrative Expense	106,900
Medical equipment [Member]
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment		902,000	521,000
Centrifuges [Member]
Property, Plant and Equipment, Disposals		$ 554,000	$ 48,000	$ 62,000

Goodwill and Identifiable Intangible Assets (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Total	$ 34,958,000	$ 34,958,000	$ 3,383,000
Less accumulated amortization	(914,296)	(822,713)	(466,958)
Intangible assets, net	34,043,704	34,135,287	2,916,042
Trademarks [Member]
Total	2,310,000	2,310,000	320,000
Technology [Member]
Total	2,355,000	2,355,000	2,355,000
Customer relationships [Member]
Total	708,000	708,000	708,000
In-process research and development [Member]
Total	$ 29,585,000	$ 29,585,000	$ 0

Goodwill and Identifiable Intangible Assets (Details 1) (USD $)	Mar. 31, 2013	Dec. 31, 2012
2014	$ 366,500	$ 366,500
2015	366,500	366,500
2016	366,500	366,500
2017	366,500	366,500
2018	366,500	366,500
Thereafter	$ 2,718,600	$ 2,718,600

Goodwill and Identifiable Intangible Assets (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013
Balance - Beginning Balance	$ 706,823	$ 706,823	$ 0	$ 1,128,517
Change		0
Goodwill related to acquisition	616,826		706,823
Adjustment as a result of immaterial measurement period change	(195,132)
Balance - Ending Balance	$ 1,128,517	$ 706,823	$ 706,823	$ 1,128,517

Goodwill and Identifiable Intangible Assets (Details Textual) (USD $)	3 Months Ended					3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2011	Feb. 29, 2012 Aldagen [Member]	Apr. 30, 2010 Aldagen [Member]	Apr. 30, 2010 Angel [Member]	Mar. 31, 2013 Cost Of Sales [Member]	Dec. 31, 2012 Cost Of Sales [Member]	Dec. 31, 2011 Cost Of Sales [Member]	Mar. 31, 2013 General and Administrative Expense [Member]	Dec. 31, 2012 General and Administrative Expense [Member]	Dec. 31, 2011 General and Administrative Expense [Member]
Goodwill related to Aldagen acquisition		$ 706,823	$ 422,000	$ 707,000	$ 707,000
Amortization	$ 274,800					$ 39,300	$ 157,000	$ 157,000	$ 52,300	$ 199,000	$ 110,000

Accounts Payable and Accrued Expenses (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Trade payables	$ 2,342,090	$ 1,434,166	$ 1,175,023
Accrued compensation and benefits	697,849	833,141	227,323
Accrued professional fees	135,026	156,205	194,658
Accrued interest	64,125	750	86,100
Other payables	251,087	388,109	166,029
Total	$ 3,490,177	$ 2,812,371	$ 1,849,133

Derivative and Other Liabilities (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative liability, long-term portion	$ 591,078	$ 780,960	$ 1,294,740
Long-term portion of convertible debt, net of unamortized discount	181,862	462,815	223,333
Deferred rent	41,741	58,005	0
Deferred tax liability	54,890	50,000	32,000
Interest payable	39,379	33,379	8,982
Conditional grant payable	30,000	30,000	0
Accrued term loan fee	3,482	0
Derivative and other liabilities	$ 942,432	$ 1,415,159	$ 1,559,055

Derivative and Other Liabilities (Details Textual) (USD $)	12 Months Ended
Dec. 31, 2012
Proceeds From Conditional Grants	$ 30,000

Debt (Details Textual) (USD $)	3 Months Ended		12 Months Ended								3 Months Ended				12 Months Ended				3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	1 Months Ended	3 Months Ended		12 Months Ended	1 Months Ended	3 Months Ended	1 Months Ended		3 Months Ended	12 Months Ended		3 Months Ended	1 Months Ended	3 Months Ended	1 Months Ended	12 Months Ended		12 Months Ended	3 Months Ended	12 Months Ended		3 Months Ended		12 Months Ended				12 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 19, 2013	Jun. 30, 2012	Feb. 28, 2012	Oct. 07, 2010	Apr. 04, 2010	Mar. 31, 2013 Embedded Conversion Options Partial Extinguishment [Member]	Mar. 31, 2013 Embedded Conversion Options Partial Modification [Member]	Mar. 31, 2013 Debt Issuance Costs [Member]	Mar. 31, 2013 Debt Discount [Member]	Dec. 31, 2011 Criteria One [Member]	Dec. 31, 2011 Criteria Two [Member]	Dec. 31, 2011 Criteria Three [Member]	Dec. 31, 2011 Criteria Four [Member]	Mar. 31, 2013 Promissory Note [Member]	Dec. 31, 2012 Promissory Note [Member]	Mar. 31, 2013 Related Party Guarantor [Member] Promissory Note [Member]	Dec. 31, 2012 Related Party Guarantor [Member] Promissory Note [Member]	Feb. 28, 2013 Worden [Member]	Mar. 31, 2013 Worden [Member]	Feb. 19, 2013 Worden [Member]	Dec. 31, 2012 Worden [Member] Subsequent Event [Member]	Apr. 30, 2011 Jp Nevada Trust Note [Member]	Mar. 31, 2013 Jp Nevada Trust Note [Member]	Feb. 28, 2013 Jp Nevada Trust Note [Member] Criteria One [Member]	Apr. 30, 2011 Jp Nevada Trust Note [Member] Criteria One [Member]	Mar. 31, 2013 Jp Nevada Trust Note [Member] Criteria One [Member]	Dec. 31, 2012 Jp Nevada Trust Note [Member] Subsequent Event [Member]	Dec. 31, 2012 Jp Nevada Trust Note [Member] Subsequent Event [Member] Criteria One [Member]	Mar. 31, 2013 Jp Nevada Trust Note [Member] Subsequent Event [Member] Criteria Two [Member]	Feb. 28, 2013 Midcap Financial Llc [Member]	Mar. 31, 2013 Midcap Financial Llc [Member]	Feb. 28, 2013 Midcap Financial Llc [Member] Second Tranche [Member]	Dec. 31, 2012 Midcap Financial Llc [Member] Subsequent Event [Member]	Mar. 31, 2013 Midcap Financial Llc [Member] Subsequent Event [Member]	Dec. 31, 2012 Midcap Financial Llc [Member] Subsequent Event [Member] Second Tranche [Member]	Mar. 31, 2013 July Four Percent Convertible Notes [Member]	Dec. 31, 2012 July Four Percent Convertible Notes [Member]	Dec. 31, 2011 July Four Percent Convertible Notes [Member]	Mar. 31, 2013 November Four Percent Convertible Notes [Member]	Dec. 31, 2011 November Four Percent Convertible Notes [Member]	Dec. 31, 2012 November Four Percent Convertible Notes [Member]	Dec. 31, 2011 November Four Percent Convertible Notes [Member]	Dec. 31, 2011 July Twelve Percent Convertible Notes [Member]	Jul. 15, 2011 July Twelve Percent Convertible Notes [Member]	Dec. 31, 2011 Sorin Note Payable [Member]	Apr. 28, 2011 Sorin Note Payable [Member]	Dec. 31, 2011 April Twelve Percent Promissory Notes [Member]	Dec. 31, 2011 Six and Twelve Month Anniversaries [Member] Sorin Note Payable [Member]	Dec. 31, 2011 Eighteen and Twenty Four Month Anniversaries [Member] Sorin Note Payable [Member]	Dec. 31, 2011 Thirty Month Anniversaries [Member] Sorin Note Payable [Member]	Dec. 31, 2011 Payment Guarantee [Member]	Dec. 31, 2011 Payment Guarantee [Member] Criteria One [Member]	Dec. 31, 2011 Payment Guarantee [Member] Criteria Two [Member]	Dec. 31, 2011 Payment Guarantee [Member] Criteria Three [Member]	Dec. 31, 2011 Payment Guarantee [Member] Criteria Four [Member]	Dec. 31, 2011 Receivable Settlement Agreement [Member] Sorin Note Payable [Member]
Notes Issued																			$ 2,100,000	$ 2,100,000	$ 2,100,000	$ 2,100,000																			$ 1,300,000	$ 1,300,000	$ 1,300,000	$ 500,000		$ 500,000	$ 500,000	$ 600,000
Debt Instrument, Convertible, Terms of Conversion Feature																																									The July 4% Convertible Notes (plus accrued interest) convert at the option of JMJ, in whole or in part and from time to time, into shares of the Company's common stock at a conversion rate equal to (i) the lessor of $0.80 per share or (ii) 80% of the average of the three lowest closing prices of the Company's common stock for the previous 20 trading days prior to conversion (subject to a "floor" price of $0.25 per share).	i) the lessor of $0.80 per share or (ii) 80% of the average of the three lowest closing prices of the Company's common stock for the previous 20 trading days prior to conversion (subject to a "floor" price of $0.25 per share).	(i) the lessor of $0.80 per share or (ii) 80% of the average of the three lowest closing prices of the Company's common stock for the previous 20 trading days prior to conversion (subject to a "floor" price of $0.25 per share).	The November 4% Convertible Notes mature on November 18, 2014 and bear a one-time interest charge of 4% due on maturity. The November 4% Convertible Notes (plus accrued interest) convert at the option of the holder, in whole or in part and from time to time, into shares of the Company's common stock at a conversion rate equal to 80% of the average of the three lowest closing prices of the Company's common stock for the previous 20 trading days prior to conversion (subject to a "floor" price of $0.25 per share).		The November 4% Convertible Notes (plus accrued interest) convert at the option of the holder, in whole or in part and from time to time, into shares of the Company's common stock at a conversion rate equal to 80% of the average of the three lowest closing prices of the Company's common stock for the previous 20 trading days prior to conversion (subject to a "floor" price of $0.25 per share).	The November 4% Convertible Notes mature on November 18, 2014 and bear a one-time interest charge of 4% due on maturity. The November 4% Convertible Notes (plus accrued interest) convert at the option of JMJ, in whole or in part and from time to time, into shares of the Company's common stock at a conversion rate equal to 80% of the average of the three lowest closing prices of the Company's common stock for the previous 20 trading days prior to conversion (subject to a "floor" price of $0.25 per share).	The 12% Convertible Notes (plus accrued and unpaid interest) convert at the option of the holders, in whole or in part and from time to time, into shares of the Company's common stock at a conversion rate equal to 90% of the volume-weighted adjusted closing price of the Company's common stock for the previous 10 trading days prior to conversion (subject to a "ceiling" price of $0.50 per share).
Debt Instrument Issuance Date1																			Apr 28, 2011	Apr 28, 2011																					Jul 15, 2011	Jul 15, 2011	Jul 15, 2011	Nov 18, 2011		Nov 18, 2011	Nov 18, 2011
Debt Instrument, Interest Rate, Stated Percentage			4.00%																12.00%	12.00%																					4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%		12.00%	2.70%		12.00%
Debt Instrument, Maturity Date																			Apr 28, 2015	Apr 28, 2015																					Jul 15, 2014	Jul 15, 2014	Jul 15, 2014	Nov 18, 2014		Nov 18, 2014	Nov 18, 2018
Long-term Debt, Gross																																									546,000	600,023		130,000
Debt Instrument, Convertible, Number of Equity Instruments																						1,000,000																				1,100,000				900,000
Secured Debt																					1,000,000																				1,400,000		1,700,000		700,000		700,000
Debt Instrument, Convertible, Conversion Price																																									$ 0.4	$ 0.55	$ 0.76	$ 0.4		$ 0.55
Debt Instrument, Unamortized Discount	1,800,000		1,800,000	1,800,000																																												300,000
Debt Instrument Date Of First Required Payment1																			Sep 30, 2011	Sep 30, 2011
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				1,000,000		6,363,637			1,863,839	1,333,334									1,000,000	1,000,000	1,500,000	1,500,000			250,000	250,000	533,334	266,666				266,666				1,079,137		1,079,137	1,079,137											1,333,334						1,500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights				0.5			1.42	1.42											0.5	0.5	0.5	0.5			0.7	0.7	0.7	0.7				0.7				0.7		0.7	0.7											0.5368						0.5
Shares To Be Vested In Period One																			666,667	666,667	833,333	833,333
Shares To Be Vested In Period Two																			83,333	83,333	166,667	166,667
Shares To Be Vested In Period Three																			116,667	116,667	233,333	233,333
Shares To Be Vested In Period Four																			133,333	133,333	266,667	266,667
Guarantor Obligations, Current Carrying Value																					1,400,000	1,400,000						1,400,000
Deferred Offering Costs																						546,000
Deferred Offering Costs Amortization Period																						4 years
Debt Instrument Convertible Additional Funding																																												1,000,000	1,000,000	1,000,000	1,000,000
Debt Instrument, Description of Variable Rate Basis																																				(LIBOR) plus 8.0%.		(LIBOR) plus 8.0
Debt Instrument Descirption Of Floor Price	LIBOR floor of 3																																			LIBOR floor of 3%.
Term Loan Fee Payable Percentage Year One	5.00%																																			5.00%		5.00%
Term Loan Fee Payable Percentage Year Two	3.00%																																			3.00%		3.00%
Term Loan Fee Payable Percentage Thereafter	1.00%																																			1.00%		1.00%
Term Loan Commitments																																				7,500,000		7,500,000
Proceeds From Term Loan Commitments																																			4,500,000		3,000,000			3,000,000
Royalty Expense																							5,000,000	500,000		500,000
Notes Payable Principle Amount Repayment	300,000
Class Of Warrant Or Rights Issued To Lender	152,000												546,000	568,000
Class Of Warrant Or Rights Issued To Guarantors	304,000
Warrants Exercisable																											500,000	250,000				250,000
Warrants Exercised Upon Default In Payment Of Note On The Fourth Anniversary																													133,333	266,667	133,333		133,333	133,333
Embedded Derivative Expenses											54,000
Embedded Derivative, Gain on Embedded Derivative											54,000	197,000
Deferred Gain Loss On Embedded Derivative												46,000
Debt Instrument, Face Amount																																1,400,000													500,000		500,000			5,000,000		2,100,000
Debt Instrument, Maturity Date Range, Start																																															Nov 18, 2014	Mar 31, 2012				Apr 28, 2015
Repayments of Debt																																													500,000
Conversion of bridge notes and accrued interest																																																600,000
Partial conversion of 4% Convertible Notes	345,580																																															1,200,000
Debt Instrument, Periodic Payment																																																					800,000	1,200,000	1,000,000
Cash paid for interest			342,000	424,000	371,000																																													315,000
Percentage Of Guaranty																																																		50.00%
Notes Covered By Guarantee				1,400,000																																														4,000,000
Warrant Or Right Duration																																																		5 years
Deferred financing costs			714,000	0																																														655,000
Notes Payable																																																			3,400,000
Repayment of note payable	270,000	0	0	2,641,506	506,703																																													2,100,000
Waiver Of Debt																																																		1,300,000
Notes Agreed To Repay																																																		1,200,000											1,200,000
Gain on debt restructuring			0	576,677	0
Gain Loss On Restructuring Debt Per Share				$ 0.01
Class Of Warrant Or Rights Vesting Rights				(a) 666,667 shares upon issuance of the note, (b) 83,333 shares if the note has not been prepaid by the first anniversary of its issuance, (c) 116,667 shares if the note has not been prepaid by the second anniversary of its issuance, and (d) 133,333 shares if the note has not been prepaid by the third anniversary of its issuance.																																																				(a) 833,333 shares upon issuance of the note, (b) 166,667 shares if the note has not been prepaid by the first anniversary of its issuance, (c) 233,333 shares if the note has not been prepaid by the second anniversary of its issuance, and (d) 266,667 shares if the note has not been prepaid by the third anniversary of its issuance.
Class Of Warrant Or Rights Vesting															666,667	83,333	116,667	133,333																																							833,333	166,667	233,333	266,667
Value Of Warrants				546,000
Notes Agreed To Repay Discount																																																													$ 89,000

Income Taxes (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current:
Federal			$ 0	$ 0	$ 0
State			0	0	0
Deferred:
Federal			1,267,000	56,000	133,000
State			(653,000)	(18,000)	(25,000)
Net operating loss carryforward			4,635,000	1,310,000	2,023,000
Valuation Allowance			(5,267,000)	(1,366,000)	(2,145,000)
Total income tax (expense) benefit	$ (4,890)	$ (4,609)	$ (18,000)	$ (18,000)	$ (14,000)

Income Taxes (Details 1) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Deferred tax assets:
Stock-based compensation		$ 5,087,000	$ 3,948,000
Tax credits		2,512,000	0
Deferred financing costs		714,000	0
Start-up and organizational costs		272,000	0
Tax deductible Goodwill		136,000	0
Property and equipment		244,000	0
Derivative liabilities		522,000	713,000
Other		109,000	168,000
Total deferred tax assets		9,596,000	4,829,000
Net deferred tax assets, excluding net operating loss carryforwards		(3,184,000)	4,180,000
Domestic net operating loss carryforwards		41,540,000	15,488,000
Deferred tax liabilities:
Intangible Assets		(12,353,000)	0
Discount on Note Payable		(377,000)	(617,000)
Other	(54,890)	(50,000)	(32,000)
Total deferred tax liabilities		(12,780,000)	(649,000)
Deferred tax assets:
Deferred Tax Assets, Gross, Noncurrent		38,356,000	19,668,000
Less valuation allowance		(38,406,000)	(19,700,000)	(18,334,000)	(16,042,000)
Total deferred tax assets (liabilities)		(50,000)	(32,000)
Aldagen Inc [Member]
Deferred tax assets:
Stock-based compensation			256,100	230,800
Deferred financing costs			618,800	0
Property and equipment			54,300	111,600
Net deferred tax assets, excluding net operating loss carryforwards			0	0
Domestic net operating loss carryforwards			0	39,600
Accrued Severance			0	4,900
Deferred Transaction Costs			43,100	0
Deferred Rent			47,400	0
Inventory Reserve			7,000
Less Valuation Allowance			(97,500)	0
Deferred tax assets, current			0	44,500
Deferred tax liabilities:
Intangible Assets			14,900	18,700
Deferred rent			0	44,500
Deferred tax asset (liabilities), current			0	44,500
Net deferred tax asset (liability)			0	0
Deferred tax assets:
Domestic net operating loss carryforwards			22,025,100	20,110,800
Charitable contribution carryforwards			1,300	1,500
Start-up costs			266,600	266,600
Organizational costs			1,000	1,000
Federal income tax credits			2,311,600	2,159,400
Less valuation allowance			(25,549,700)	(22,900,400)
Deferred tax liabilities:
Fixed assets			0	0
Deferred tax asset (liabilities), noncurrent			$ 0	$ 0

Income Taxes (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Valuation allowance - Beginning Balance	$ 19,700,000	$ 18,334,000	$ 16,042,000
Purchase Accounting changes	13,439,000
Change in valuation	5,267,000	1,366,000	2,292,000
Valuation allowance - Ending Balance	$ 38,406,000	$ 19,700,000	$ 18,334,000

Income Taxes (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
U.S. Federal statutory income tax	35.00%	35.00%	35.00%
State and local income tax benefits	4.20%	3.40%	3.20%
Fair value of Derivatives	(6.80%)	4.70%	(3.00%)
Nondeductible guarantee fees	(3.70%)	(2.00%)	(1.40%)
Other	(2.10%)	(1.50%)	0.20%
Valuation allowance for deferred income tax assets	(26.60%)	(39.10%)	(33.80%)
Effective income tax rate	0.10%	0.50%	0.20%
Aldagen Inc [Member]
U.S. Federal statutory income tax		(34.00%)	(34.00%)
State and local income tax benefits		(4.50%)	(4.60%)
Federal income tax credits		(3.00%)	(4.50%)
Amortization of debt discount		9.00%	10.10%
Nondeductible guarantee fees		(8.70%)	(4.90%)
Other		0.20%	1.90%
Valuation allowance for deferred income tax assets		41.00%	36.00%
Effective income tax rate		0.00%	0.00%
United States Federal tax at statutory rate		(2,310,400)	(3,269,800)
State taxes (net of Federal benefit)		(309,100)	(437,600)
Change in valuation reserves		2,746,800	3,464,100
Federal income tax credits		(149,800)	(433,600)
Amortization of debt discount		468,200	969,400
Other nondeductible expenses		(454,600)	(471,700)
Other		8,900	179,200
Provision for income taxes		0	0

Income Taxes (Details Textual) (USD $)	12 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Aldagen Inc [Member]	Dec. 31, 2010 Aldagen Inc [Member]	Dec. 31, 2011 Federal [Member] Aldagen Inc [Member]	Dec. 31, 2011 State and Local Jurisdiction [Member] Aldagen Inc [Member]
Deferred Tax Liability Provision For Income Tax	$ 18,000	$ 18,000
Deferred Tax Assets, Operating Loss Carryforwards, Not Subject to Expiration	107,392,000
Net operating loss carryforward	4,635,000	1,310,000	2,023,000			56,795,900	59,658,800
Operating Loss Carryforwards, Expiration Dates	The carry-forwards will expire between 2021 and 2032.			begin to expire in 2020 and 2015
Proceeds from Income Tax Refunds					$ 36,039

Capital Stock Activity (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Sale of shares pursuant to registered direct offering (in Shares)	9,090,911
Sale of shares pursuant to October 2010 equity purchase agreement (in Shares)	450,000	4,350,000	7,913,804	1,350,000
Issuance of shares in lieu of cash for fees incurred pursuant to February 2013 equity purchase agreement (in Shares)	375,000	179,701	211,055	343,510
Issuance of shares for conversion of 4% Convertible Notes (in Shares)	345,580
Issuance of shares for release of security interest in patents (in Shares)	250,000
Issuance of shares in lieu of cash for consultant (in Shares)	17,500	17,500
Totals	10,528,991
Sale of shares pursuant to registered direct offering	$ 5,000,001
Proceeds From Issuance Of Shares On Equity Purchase Agreement	303,000	(4,493,902)	(3,449,330)	(613,920)
Totals	$ 5,303,001	$ 13,560,862	$ 3,965,356	$ 2,285,623

Capital Stock Activity (Details 1) (USD $)	1 Months Ended	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2013
Options Granted	250,000	303,000
Minimum [Member]
Exercise Price		0.51
Maximum [Member]
Exercise Price		0.53

Capital Stock Activity (Details 2)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013 Fitch/Coleman Warrants [Member]	Dec. 31, 2012 Fitch/Coleman Warrants [Member]	Dec. 31, 2011 Fitch/Coleman Warrants [Member]	Dec. 31, 2012 August 2008 Warrants [Member]	Dec. 31, 2011 August 2008 Warrants [Member]	Mar. 31, 2013 August 2009 Warrants [Member]	Dec. 31, 2012 August 2009 Warrants [Member]	Dec. 31, 2011 August 2009 Warrants [Member]	Mar. 31, 2013 April 2010 Warrants [Member]	Dec. 31, 2012 April 2010 Warrants [Member]	Dec. 31, 2011 April 2010 Warrants [Member]	Dec. 31, 2012 Guarantor 2010 Warrants [Member]	Dec. 31, 2010 Guarantor 2010 Warrants [Member]	Mar. 31, 2013 October 2010 Warrants [Member]	Dec. 31, 2012 October 2010 Warrants [Member]	Dec. 31, 2011 October 2010 Warrants [Member]	Mar. 31, 2013 Guarantor 2011 Warrants [Member]	Dec. 31, 2012 Guarantor 2011 Warrants [Member]	Dec. 31, 2011 Guarantor 2011 Warrants [Member]	Mar. 31, 2013 February 2012 Inducement Warrants [Member]	Dec. 31, 2012 February 2012 Inducement Warrants [Member]	Dec. 31, 2011 February 2012 Inducement Warrants [Member]	Mar. 31, 2013 February 2012 Aldagen Warrants [Member]	Dec. 31, 2012 February 2012 Aldagen Warrants [Member]	Dec. 31, 2011 February 2012 Aldagen Warrants [Member]	Mar. 31, 2013 February 2013 MidCap Warrants (Member)	Dec. 31, 2012 February 2013 MidCap Warrants (Member)	Mar. 31, 2013 February 2013 Subordination Warrants (Member)	Dec. 31, 2012 February 2013 Subordination Warrants (Member)	Mar. 31, 2013 February 2013 Worden Warrants [Member]	Dec. 31, 2012 February 2013 Worden Warrants [Member]	Mar. 31, 2013 February 2013 RDO Warrants [Member]	Dec. 31, 2012 February 2013 RDO Warrants [Member]	Mar. 31, 2013 February 2013 PA Warrants [Member]	Dec. 31, 2012 February 2013 PA Warrants [Member]	Mar. 31, 2013 Other Warrants [Member]	Dec. 31, 2012 Other Warrants [Member]	Dec. 31, 2011 Other Warrants [Member]	Mar. 31, 2013 Options issued under the Long-Term Incentive Plan [Member]	Dec. 31, 2012 Options issued under the Long-Term Incentive Plan [Member]	Dec. 31, 2011 Options issued under the Long-Term Incentive Plan [Member]
Class Of Warrant Or Right Outstanding	5,288,256	2,129,349	3,158,841	975,000	[1]	975,000	[1]	975,000	0	[1]	1,000,007	[1]	1,070,916	[2]	1,070,916	[2]	1,489,884	1,295,138	[3]	1,295,138	[3]	4,128,631	0	1,333,334	1,488,839	[4]	1,488,839	[4]	1,863,839	916,665	[5]	916,665	[5]	2,500,000	1,180,547	[6]	1,180,547	[6]	0	2,115,596	[7]	2,115,596	[7]	0	1,079,137	[8]	0	[8]	800,000	[9]	0	[9]	250,000	[10]	0	[10]	6,363,638	[11]	0	[11]	136,364	[12]	0	[12]	200,000	[13]	200,000	[13]	360,149	8,162,952	[14]	7,866,953	[14]	6,275,555

[1]	These warrants were issued in connection with the August 2, 2007 Term Sheet Agreement and Shareholders Agreement with the Company's then outside patent counsel, Fitch Even Tabin & Flannery and The Coleman Law Firm, and have a 7.5 year term. The strike prices on the warrants are: 325,000 at $1.25 (Group A); 325,000 at $1.50 (Group B); and 325,000 at $1.75 (Group C). The Company may call up to 100% of these warrants, provided that the closing stock price is at or above the following call prices for ten consecutive trading days: Group A - $4/share; Group B - $5/share; Group C - $6/share. If the Company exercises its right to call, it shall provide at least 45 days notice for one-half of the warrants subject to the call and at least 90 days notice for the remainder of the warrants subject to the call.
[2]	These warrants were issued in connection with the August 2009 financing, are voluntarily exercisable at $0.51 per share and expire in February 2014. These amounts reflect adjustments for an additional 420,896 warrants due to anti-dilutive provisions. These warrants were previously accounted for as a derivative liability through January 28, 2011. At that time, they were modified to remove non-standard anti-dilution clauses and the associated derivative liability and related deferred financing costs were reclassified to APIC.
[3]	These warrants were issued in connection with the April 2010 Series D preferred stock offering, are voluntarily exercisable at $0.54 per share and expire on April 9, 2015.
[4]	These warrants were issued in connection with the October 2010 financing. They have an exercise price of $0.60 and expire on April 7, 2016. These warrants were previously accounted for as a derivative liability through January 28, 2011. At that time, they were modified to remove non-standard anti-dilution clauses and the associated derivative liability and related deferred financing costs were reclassified to APIC.
[5]	These warrants were issued pursuant to the Guaranty Agreements executed in connection with the Promissory Note issued in April 2011. These warrants have an exercise price of $0.50 per share and expire on April 28, 2016.
[6]	These warrants were issued in connection with the February 2012 warrant exercise agreements executed with certain existing Cytomedix warrant holders. These warrants have an exercise price of $1.42 per share and expire on December 31, 2014.
[7]	These warrants were issued in February 2012 in connection with the warrant exchange agreements between Cytomedix and various warrant holders of Aldagen. These warrants have an exercise price of $1.42 per share and expire on December 31, 2014.
[8]	These warrants were issued in connection with the February 2013 financing. They are voluntarily exercisable, have an exercise price of $0.70 per share and expire on February 19, 2020.
[9]	These warrants were issued in connection with the February 2013 financing, have an exercise price of $0.70 per share, and expire on February 19, 2018. They are only exercisable if the JPNT Note remains outstanding on or after 04-28-2015 (50% of total) and 04-15-2016 (remainder).
[10]	These warrants were issued in connection with the February 2013 financing. They are voluntarily exercisable, have an exercise price of $0.70 per share, and expire on February 19, 2020.
[11]	These warrants were issued in connection with the February 2013 registered direct offering. They are voluntarily exercisable, have an exercise price of $0.75 per share, and expire on February 22, 2018.
[12]	These warrants were issued to the placement agent in connection with the February 2013 registered direct offering. They are exercisable on or after August 21, 2013, have an exercise price of $0.66 per share, and expire on February 22, 2018.
[13]	These warrants were issued to a consultant in exchange for services provided. They are voluntarily exercisable, have an exercise price of $1.50 per share, and expire on February 24, 2014. There is no call provision associated with these warrants.
[14]	These options were issued under the Company's shareholder approved Long-Term Incentive Plan.

Capital Stock Activity (Details 3) (USD $)	1 Months Ended		3 Months Ended		12 Months Ended								142 Months Ended	3 Months Ended	12 Months Ended															12 Months Ended
	Feb. 28, 2013	Feb. 29, 2012	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Aldagen Inc [Member]	Dec. 31, 2010 Aldagen Inc [Member]	Dec. 31, 2009 Aldagen Inc [Member]	Dec. 31, 2007 Aldagen Inc [Member]	Dec. 31, 2006 Aldagen Inc [Member]	Dec. 31, 2011 Aldagen Inc [Member]	Mar. 31, 2013 Acquisition Of Aldagen [Member]	Dec. 31, 2012 Acquisition Of Aldagen [Member]	Dec. 31, 2012 Consultant [Member]	Dec. 31, 2012 Convertible Notes Payable [Member]	Dec. 31, 2011 Convertible Notes Payable [Member]	Dec. 31, 2012 August Two Thousand and Eight Warrant [Member]	Dec. 31, 2012 August Two Thousand and Nine Warrant [Member]	Dec. 31, 2011 August Two Thousand and Nine Warrant [Member]	Dec. 31, 2010 August Two Thousand and Nine Warrant [Member]	Dec. 31, 2012 April Two Thousand and Ten Warrant [Member]	Dec. 31, 2012 Guarantor Two Thousand and Ten Warrant [Member]	Dec. 31, 2012 October Two Thousand and Ten Warrant [Member]	Dec. 31, 2012 Guarantor Two Thousand and Eleven Warrant [Member]	Dec. 31, 2012 Series D Preferred Stock [Member]	Dec. 31, 2011 Series D Preferred Stock [Member]	Dec. 31, 2010 Series D Preferred Stock [Member]	Dec. 31, 2012 Series E Preferred Stock [Member]
Conversion of Series D Convertible Preferred shares								1.163	1.163				1.163														7,460,350	34,153	762,750	13,399,986
Inducement to remaining shareholders of Series D Convertible Preferred stock to convert all outstanding shares					330,000																						330,000
Class Of Warrant Or Right Exercised During Period																			584,672	418,968	374,561	274,251	2,833,493	1,333,334	375,000	1,583,335
Options exercised (Number of shares)					(35,602)				(5,000)	(5,076)	(208,747)
Common stock issued in lieu of cash for dividend payable on Series D Convertible Preferred shares					76,461	714,126	371,927
Sale Of Shares Pursuant To Registered Direct Offering							3,727,677
Proceeds from sale of shares pursuant to registered direct offering							$ 1,506,000
Partial conversion of 4% Convertible Notes			345,580														1,062,500	1,200,000
Sale of shares pursuant to private offering					4,231,192	984,850
Sale of shares pursuant to October 2010 equity purchase agreement (in Shares)			450,000		4,350,000	7,913,804	1,350,000
Common stock issued in lieu of cash for fees incurred pursuant to October 2010 equity purchase agreement			375,000		179,701	211,055	343,510
Common stock issued ln lieu of cash for consultant			17,500		17,500
Totals					38,272,094	11,432,549	6,830,115	81,546,859	78,774,293				81,546,859
Conversion of Series B redeemable convertible preferred stock into common stock												0
Proceeds from Warrant Exercises																			584,672	213,674	191,026	165,703	1,521,028	715,734	225,000	791,667
Stock Issued During Period, Value, Stock Options Exercised					15,185			3,775	0	2,468	41,749																0			0
Proceeds from Issuance of Private Placement	5,000,000				471,250	325,000	1,500,000							5,000,000	5,000,000			0												0
Proceeds From Issuance Of Shares On Equity Purchase Agreement			(303,000)		4,493,902	3,449,330	613,920
Proceeds From Issuance Of Shares In Lieu Of Equity Purchase Agreement					0	0																					0	0
Proceeds from Issuance or Sale of Equity			5,303,001		13,560,862	3,965,356	2,285,623
Proceeds From Issuance Of Common Stock		$ 5,000,000	$ 4,851,738	$ 6,026,000	$ 9,493,906	$ 3,774,330	$ 1,900,605	$ 0	$ 1,000				$ 52,227			$ 0

Capital Stock Activity (Details 4) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Dividends payable on preferred stock	$ 0	$ 105,533
Series Preferred Stock [Member]
Dividends payable on preferred stock	0	21,388
Series B Preferred Stock [Member]
Dividends payable on preferred stock	0	15,206
Series D Preferred Stock [Member]
Dividends payable on preferred stock	$ 0	$ 68,939

Capital Stock Activity (Details Textual) (USD $)	1 Months Ended				3 Months Ended	12 Months Ended							12 Months Ended			12 Months Ended							1 Months Ended	3 Months Ended		12 Months Ended	1 Months Ended	3 Months Ended	1 Months Ended		12 Months Ended		12 Months Ended		1 Months Ended		12 Months Ended	1 Months Ended		12 Months Ended	1 Months Ended			3 Months Ended		1 Months Ended		3 Months Ended	1 Months Ended		12 Months Ended		3 Months Ended	12 Months Ended	1 Months Ended		12 Months Ended		3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended	1 Months Ended		12 Months Ended						12 Months Ended					1 Months Ended				1 Months Ended				12 Months Ended	1 Months Ended								1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended			1 Months Ended	3 Months Ended	12 Months Ended																									12 Months Ended				12 Months Ended				12 Months Ended
	Feb. 28, 2013	Jun. 30, 2012	Feb. 29, 2012	Mar. 31, 2011	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 19, 2013	Feb. 28, 2012	Oct. 07, 2010	Apr. 04, 2010	Dec. 31, 2012 Subsequent Event [Member]	Dec. 31, 2011 Subsequent Event [Member]	Mar. 31, 2013 Subsequent Event [Member]	Dec. 31, 2012 Convertible Notes Payable [Member]	Dec. 31, 2011 Convertible Notes Payable [Member]	Dec. 31, 2010 Convertible Notes Payable [Member]	Dec. 31, 2012 Long Term Incentive Plan [Member]	Dec. 31, 2011 Long Term Incentive Plan [Member]	Dec. 31, 2010 Long Term Incentive Plan [Member]	Dec. 31, 2012 Consultant [Member]	Feb. 28, 2013 Worden [Member]	Mar. 31, 2013 Worden [Member]	Feb. 19, 2013 Worden [Member]	Dec. 31, 2012 Worden [Member] Subsequent Event [Member]	Feb. 28, 2013 Midcap Financial Llc [Member]	Mar. 31, 2013 Midcap Financial Llc [Member]	Feb. 28, 2013 Midcap Financial Llc [Member] First Tranche [Member]	Feb. 28, 2013 Midcap Financial Llc [Member] Second Tranche [Member]	Dec. 31, 2012 Midcap Financial Llc [Member] Subsequent Event [Member]	Mar. 31, 2013 Midcap Financial Llc [Member] Subsequent Event [Member]	Dec. 31, 2012 Midcap Financial Llc [Member] Subsequent Event [Member] First Tranche [Member]	Dec. 31, 2012 Midcap Financial Llc [Member] Subsequent Event [Member] Second Tranche [Member]	Feb. 28, 2013 Jmj Note [Member]	Feb. 19, 2013 Jmj Note [Member]	Dec. 31, 2012 Jmj Note [Member] Subsequent Event [Member]	Feb. 28, 2013 Burrill Securities Llc [Member]	Feb. 19, 2013 Burrill Securities Llc [Member]	Dec. 31, 2012 Burrill Securities Llc [Member] Subsequent Event [Member]	Apr. 30, 2011 Jorden [Member] Criteria One [Member]	Apr. 30, 2011 Jorden [Member] Criteria Two [Member]	Apr. 30, 2011 Jp Nevada Trust Note [Member]	Mar. 31, 2013 Jp Nevada Trust Note [Member]	Feb. 19, 2013 Jp Nevada Trust Note [Member]	Feb. 28, 2013 Jp Nevada Trust Note [Member] Criteria One [Member]	Apr. 30, 2011 Jp Nevada Trust Note [Member] Criteria One [Member]	Mar. 31, 2013 Jp Nevada Trust Note [Member] Criteria One [Member]	Feb. 28, 2013 Jp Nevada Trust Note [Member] Criteria Two [Member]	Apr. 30, 2011 Jp Nevada Trust Note [Member] Criteria Two [Member]	Dec. 31, 2012 Jp Nevada Trust Note [Member] Subsequent Event [Member]	Dec. 31, 2012 Jp Nevada Trust Note [Member] Subsequent Event [Member] Criteria One [Member]	Mar. 31, 2013 Jp Nevada Trust Note [Member] Subsequent Event [Member] Criteria Two [Member]	Dec. 31, 2012 Jp Nevada Trust Note [Member] Subsequent Event [Member] Criteria Two [Member]	Feb. 28, 2013 Lincoln Park [Member]	Feb. 18, 2013 Lincoln Park [Member]	Dec. 31, 2010 Lincoln Park [Member] Purchase Agreement One [Member]	Dec. 31, 2010 Lincoln Park [Member] Purchase Agreement Two [Member]	Mar. 31, 2013 Lincoln Park [Member] Subsequent Event [Member]	Dec. 31, 2012 Lincoln Park [Member] Subsequent Event [Member]	Oct. 07, 2010 Affiliate Investors [Member]	Mar. 31, 2013 Acquisition Of Aldagen [Member]	Dec. 31, 2012 Acquisition Of Aldagen [Member]	Jul. 31, 2012 Aldagen [Member]	Jul. 31, 2012 Aldagen S Former Investors [Member]	Dec. 31, 2012 Series E Preferred Stock [Member]	Dec. 31, 2012 Series D Preferred Stock [Member]	Dec. 31, 2011 Series D Preferred Stock [Member]	Dec. 31, 2010 Series D Preferred Stock [Member]	Dec. 31, 2010 Series D Preferred Stock [Member] Subscription Agreement [Member]	Apr. 09, 2010 Series D Preferred Stock [Member] Subscription Agreement [Member]	Dec. 31, 2010 Series D Preferred Stock [Member] October Issue [Member]	Dec. 31, 2010 Series D Preferred Stock [Member] July Issue [Member]	Dec. 31, 2011 Series D Preferred Stock [Member] Subsequent Event [Member]	Dec. 31, 2010 Series D Preferred Stock [Member] Affiliate Investors [Member] Subscription Agreement [Member]	Dec. 31, 2012 Series A and Series B Preferred Stock [Member]	Feb. 29, 2012 Series A Convertible Preferred Stock [Member]	Dec. 31, 2012 Series A Convertible Preferred Stock [Member]	Feb. 28, 2012 Series A Convertible Preferred Stock [Member]	Dec. 31, 2011 Series A Convertible Preferred Stock [Member]	Feb. 29, 2012 Series B Convertible Preferred Stock [Member]	Dec. 31, 2012 Series B Convertible Preferred Stock [Member]	Feb. 28, 2012 Series B Convertible Preferred Stock [Member]	Dec. 31, 2011 Series B Convertible Preferred Stock [Member]	Dec. 31, 2012 Series C Convertible Preferred Stock [Member]	Feb. 29, 2012 Series D Convertible Preferred Stock [Member]	Oct. 31, 2011 Series D Convertible Preferred Stock [Member]	Jul. 31, 2011 Series D Convertible Preferred Stock [Member]	Apr. 30, 2011 Series D Convertible Preferred Stock [Member]	Jan. 30, 2011 Series D Convertible Preferred Stock [Member]	Dec. 31, 2012 Series D Convertible Preferred Stock [Member]	Feb. 28, 2012 Series D Convertible Preferred Stock [Member]	Dec. 31, 2011 Series D Convertible Preferred Stock [Member]	Feb. 29, 2012 Series and Series B Convertible Preferred Stock [Member]	Dec. 31, 2012 Minimum [Member] Long Term Incentive Plan [Member]	Dec. 31, 2011 Minimum [Member] Long Term Incentive Plan [Member]	Dec. 31, 2010 Minimum [Member] Long Term Incentive Plan [Member]	Feb. 28, 2013 Minimum [Member] Worden [Member]	Dec. 31, 2012 Maximum [Member] Long Term Incentive Plan [Member]	Dec. 31, 2011 Maximum [Member] Long Term Incentive Plan [Member]	Dec. 31, 2010 Maximum [Member] Long Term Incentive Plan [Member]	Feb. 28, 2013 Maximum [Member] Worden [Member]	Mar. 31, 2013 Fitch Coleman Warrants [Member]	Dec. 31, 2012 Fitch Coleman Warrants [Member]	Mar. 31, 2013 Fitch Coleman Warrants [Member] Group A Category [Member]	Dec. 31, 2012 Fitch Coleman Warrants [Member] Group A Category [Member]	Mar. 31, 2013 Fitch Coleman Warrants [Member] Group B Category [Member]	Dec. 31, 2012 Fitch Coleman Warrants [Member] Group B Category [Member]	Mar. 31, 2013 Fitch Coleman Warrants [Member] Group C Category [Member]	Dec. 31, 2012 Fitch Coleman Warrants [Member] Group C Category [Member]	Mar. 31, 2013 August 2009 Warrants [Member]		Dec. 31, 2012 August 2009 Warrants [Member]		Dec. 31, 2011 August 2009 Warrants [Member]	Mar. 31, 2013 April 2010 Warrant [Member]	Dec. 31, 2012 Guarantor 2010 Warrants [Member]	Dec. 31, 2011 Guarantor 2010 Warrants [Member]	Mar. 31, 2013 October 2010 Warrants [Member]		Dec. 31, 2012 October 2010 Warrants [Member]		Dec. 31, 2011 October 2010 Warrants [Member]	Mar. 31, 2013 Guarantor 2011 Warrants [Member]		Dec. 31, 2012 Guarantor 2011 Warrants [Member]		Dec. 31, 2011 Guarantor 2011 Warrants [Member]	Dec. 31, 2012 February 2012 Inducement Warrants [Member]	Mar. 31, 2013 February 2012 Inducement Warrants [Member]		Dec. 31, 2011 February 2012 Inducement Warrants [Member]	Dec. 31, 2012 Other Warrants [Member]	Mar. 31, 2013 Other Warrants [Member]		Dec. 31, 2011 Other Warrants [Member]	Dec. 31, 2012 February 2012 Aldagen Warrants [Member]	Mar. 31, 2013 February 2012 Aldagen Warrants [Member]		Dec. 31, 2011 February 2012 Aldagen Warrants [Member]	Dec. 31, 2012 August 2008 Warrants [Member]	Dec. 31, 2011 August 2008 Warrants [Member]	Mar. 31, 2013 August 2010 Warrants [Member]	Dec. 31, 2012 August 2010 Warrants [Member]	Mar. 31, 2013 February 2013 PA Warrants [Member]		Feb. 28, 2013 February 2013 PA Warrants [Member]	Dec. 31, 2012 February 2013 PA Warrants [Member]		Mar. 31, 2013 February 2013 Worden Warrants [Member]		Feb. 28, 2013 February 2013 Worden Warrants [Member]	Dec. 31, 2012 February 2013 Worden Warrants [Member]		Mar. 31, 2013 February 2013 Subordination Warrants (Member)		Feb. 28, 2013 February 2013 Subordination Warrants (Member)	Dec. 31, 2012 February 2013 Subordination Warrants (Member)		Mar. 31, 2013 February 2013 MidCap Warrants (Member)		Feb. 28, 2013 February 2013 MidCap Warrants (Member)	Dec. 31, 2012 February 2013 MidCap Warrants (Member)		Mar. 31, 2013 February 2013 RDO Warrants [Member]		Feb. 28, 2013 February 2013 RDO Warrants [Member]	Dec. 31, 2012 February 2013 RDO Warrants [Member]
Total new shares issued					10,528,991
Options cancelled (Number of shares)								851,500
Class Of Warrant Or Right Remaining Exercise Term																																																																																																								7 years 6 months
Class Of Warrant Or Right Outstanding		5,288,256					2,129,349	3,158,841																																																																																																	325,000	325,000	325,000	325,000	325,000	325,000	1,070,916	[1]	1,070,916	[1]	1,489,884		0	1,333,334	1,488,839	[2]	1,488,839	[2]	1,863,839	916,665	[3]	916,665	[3]	2,500,000	1,180,547 [4]	1,180,547	[4]	0	200,000 [5]	200,000	[5]	360,149	2,115,596 [6]	2,115,596	[6]	0	0	1,000,007			136,364	[7]		0	[7]	250,000	[8]		0	[8]	800,000	[9]		0	[9]	1,079,137	[10]		0	[10]	6,363,638	[11]		0	[11]
Class of Warrant or Right, Exercise Price of Warrants or Rights		1.42					0.5			1.42															0.7	0.7		0.7			0.7	0.7											0.7	0.7							0.7																																																						1.25	1.25	1.5	1.5	1.75	1.75	0.51		0.51			0.54	0.54		0.6		0.6			0.5		0.5			1.42	1.42			1.5				1.42	1.42					0.5	0.54			0.66					0.7					0.7					0.7					0.75
Class Of Warrants Or Rights Expiry Date			Dec 31, 2014																																																																																																																														Dec 31, 2014				Feb 24, 2014				Dec 31, 2014
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount						39,497,770	27,441,220	24,540,392								2,078,393	0	0																																																	0	7,460,339	7,494,492
Entire Outstanding Warrant Call Up Condition Based On Minimum Trading Price																																																																																																										$ 4		$ 5		$ 6
Shares Issued During Period In Lieu Of Dividends						76,461	714,126	371,927																																																																															156,833	207,189	207,189	142,915
Stock Issued During Period On Private Offering						4,231,192	984,850
Sale of Stock, Price Per Share						$ 1.18	$ 0.33																																																					$ 1
Proceeds from Issuance of Private Placement	$ 5,000,000					$ 471,250	$ 325,000	$ 1,500,000					$ 5,000,000				$ 0																																													$ 5,000,000	$ 5,000,000			$ 0
Convertible Preferred Stock, Shares Issued Upon Conversion																																																																		13,399,986	7,460,350	34,153	762,750
Stock Issued During Period On Inducement To Remaining Shareholders						330,000								330,000																																																					330,000
Stock Issued During Period, Shares, Acquisitions																																																																		135,398										207,000
Class Of Warrant Or Right Issued		1,180,547
Percentage Of Warrant Vest On Issuance		30.00%
Percentage Of Warrant Vest On Milestones Acheivement		70.00%
Percentage Of Warrants Vested One			30.00%
Percentage Of Warrants Vested Two			70.00%
Class Of Warrant Or Right Exercise Term																						10 years																																																																																	7 years 6 months
Value Of Warrant Exercise Agreements			2,800,000
Incremental Common Shares Attributable to Conversion of Preferred Stock						13,539,816
Preferred Stock, Redemption Amount						170,000	208,000
Common stock stated value per share					$ 0.0001	$ 0.0001	$ 0.0001
Common stock, authorized					160,000,000	160,000,000	160,000,000
Convertible preferred stock, par value																																																																			$ 0.0001	$ 0.0001										$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001						$ 0.0001	$ 1,000	$ 0.0001
Convertible preferred stock, authorized							72,115,750	71,003,133																																																											2,000,000	2,000,000										5,000,000	5,000,000	5,000,000		5,000,000	5,000,000	5,000,000	1,000						2,000,000		2,000,000
Preferred Stock, Liquidation Preference Per Share																																																																															$ 1				$ 1		$ 10,000
Preferred Stock, Dividend Rate, Percentage																																																																						10.00%							8.00%				8.00%				6.00%	10.00%
Preferred Stock, Conversion Basis																																																																						The Preferred Stock may be converted, at the holder's option, into fully paid and non-assessable shares of the Common stock at the conversion price equal to 90% of the volume weighted average price ("VWAP") for the 10 trading days prior to the closing date, or $0.4392.							Each share of Series A stock may be converted into Common stock at a conversion rate equal to 90% of the twenty-day average closing price of the Company's Common stock, but in no case shall this price be less than $3.00 per share.				Each share of Series B stock may be converted into Common stock at a conversion rate equal to 90% of the twenty-day average closing price of the Company's Common stock, but in no case shall this price be less than $3.00 per share.					The Series D stock also provided that with limited exceptions as discussed below, in no event would the Company effect any conversion of the Series D stock and the holder of the Series D stock would not have the right to convert the Series D stock, to the extent that such conversion would result in beneficial ownership by the holder of the Series D stock and its affiliates in excess of 9.99% of the then outstanding shares of Common stock (after taking into account the shares to be issued to the holder upon such conversion). The Series D stock holder could decrease the foregoing threshold upon 61 days' notice of such decrease to us. The Series D stock was not listed on any securities exchange or automated quotation system.
Preferred Stock, Redemption Terms																																																																													The Company may redeem Series A stock for cash at a price per share equal to 104% of the liquidation preference amount plus all accrued but unpaid dividends, by providing proper notice of not less than 10 days nor more than 60 days prior to a redemption date set by the Company.				The Company may redeem Series B stock for cash at a price per share equal to 103% of the liquidation preference amount plus all accrued but unpaid dividends, by providing proper notice of not less than 10 days nor more than 60 days prior to a redemption date set by the Company.
Convertible Preferred Stock Redeemable Percentage																																																																													104.00%				103.00%					100.00%
Preferred Stock, Increased Dividend Rate Percentage																																																																																					8.00%
Preferred Stock Shares, Designated																																																																																												2,000,000
Preferred Stock, Conversion Price																																																																																						$ 0.4392
Preferred Stock, Dividend Payment Terms																																																																																						The Series D stock earned cumulative dividends at the rate of 10% per annum, payable quarterly in cash in arrears on January 15, April 15, July 15 and October 15, beginning on July 15, 2010, or, in the Company's sole discretion, in shares of Common stock valued at the 5-day volume weighted average price ending 3 days immediately preceding the dividend due date, but in no case at a price less than $0.40 per share.
Options granted (Number of shares)				250,000	303,000									190,000					2,271,500	1,000,500	733,000
Exercise Price Of Options																																																																																															$ 0.72	$ 0.35			$ 2.28	$ 0.8
Share Based Compensation Arrangement By Share Based Payment Award Stock Options and Compensatory Warrants Forfeited In Period					7,001	804,649	112,482
Accrued dividends on preferred stock					0	0	346,236	275,068																																																																																						37,000
Debt Instrument, Interest Rate, Stated Percentage						4.00%											12.00%
Class Of Warrant Or Right Expired						415,335
Additional Warrants Adjustments Due To Antidilutive Provisions																																																																																																															420,896				420,896
Stock Issued During Period, Value, New Issues																																																							15,000,000		1,500,000	10,000,000	15,000,000
Shares Issuable Under Purchase Agreements																																																							150,000		150,000	150,000		150,000
Increase In Shares Issuable Under Purchase Agreements																																																							200,000					200,000
Sale of Stock, Price Per Share																																																								$ 1
Stock Issued During Period Share Purchase Agreement																																																							375,000		91,784	305,944		375,000
Stock Issued During Period Additional Shares Issued Under Purchase Agreement	375,000
Share Price									$ 0.55		$ 0.4		$ 0.55																																																$ 0.53
Investment Warrants, Exercise Price																																																																																																																																	$ 1.42								$ 1.42
Placement Fee																																						350,000		350,000
Placement Fee Reimbursement																																						52,000
Warrant Exercise Price Percentage																																						120.00%		120.00%
Term Loan Commitments																												7,500,000			7,500,000
Conditions For Obtaining Second Tranche Receipts Creteria 2																												(ii) raises an amount of not less than $5.0 million in the aggregate from (a) equity investors, and/or (b) partnership proceeds on or before July 31, 2013 (the "Capital Raise Event").
Conditions For Obtaining Second Tranche Receipts Creteria 1																												(i) if the Company achieves certain performance milestones for 2013.
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							1,000,000		6,363,637		1,863,839	1,333,334													250,000	250,000		1,079,137			1,079,137	1,079,137							136,364				533,334	266,666							266,666																				4,128,631
Debt Instrument Descirption Of Floor Price					LIBOR floor of 3																							LIBOR floor of 3%.
Term Loan Fee Payable Percentage Year One					5.00%																							5.00%			5.00%
Term Loan Fee Payable Percentage Year Two					3.00%																							3.00%			3.00%
Term Loan Fee Payable Percentage Thereafter					1.00%																							1.00%			1.00%
Royalty Expense																							5,000,000	500,000		500,000
Future Annaul Royalty Limitation																																																																																																		600,000				625,000
Warrants Exercisable																																											500,000	250,000							250,000
Warrants Exercised Upon Default In Payment Of Note On The Fourth Anniversary																																									57,143					133,333	266,667	133,333				133,333	133,333
Guarantor Obligations, Current Carrying Value																																												1,400,000
Warrants Exercised Upon Default In Payment Of Note On The Fifth Anniversary																																										57,143	107,143						133,333	266,667				133,333
Note payable					6,045,208	2,100,000	2,100,000										1,200,000																			100,000									2,100,000
Long-term Debt, Gross																																				750,000	750,000
Condition For Accelerated Purchase By Accredited Investor, Minimum Share Price																																																							0.45		0.3	0.3		0.45
Shares Issued In Private Placement Maximum Percentage																																																							9.99%		19.99%	19.99%
Debt Instrument Remitted Payment																																			370,000		370,000
Debt Instrument, Description of Variable Rate Basis																												(LIBOR) plus 8.0%.			(LIBOR) plus 8.0
Proceeds From Term Loan Commitments																											4,500,000		4,500,000	3,000,000			4,500,000	3,000,000
Stock Issued During Period Shares Investors	9,090,910							3,727,677					9,090,910
Release Of Stock Held In Escrow Account																																																																139,830	139,830
Dividends on Series D stock, paid in Common shares							333,556																																																																	196,878	175,049
Warrants Exercise Price									$ 0.75		$ 0.6	$ 0.5368	$ 0.75		$ 0.75																																																								$ 0.5368
Offering Costs								199,000																																																														423,000
Stock Issued During Period Additonal Shares Issued Under Purchase Agreement																																																										336,538
Proceeds from Issuance of Preferred Stock, Preference Stock, and Warrants																																																																						3,650,000
Convertible Preferred Stock Conversion Price Per Share																																																																			$ 0.4392			$ 0.4392				$ 0.4392	$ 0.558
Percentage Of Shares Of Common Stock																																																																							50.00%
Preferred Stock Beneficial Conversion Feature																																																																						$ 1,948,155
Options granted, Weighted Average Exercise Price														$ 1.13					$ 1.41	$ 0.59																																																																													$ 0.47				$ 0.61

[1]	These warrants were issued in connection with the August 2009 financing, are voluntarily exercisable at $0.51 per share and expire in February 2014. These amounts reflect adjustments for an additional 420,896 warrants due to anti-dilutive provisions. These warrants were previously accounted for as a derivative liability through January 28, 2011. At that time, they were modified to remove non-standard anti-dilution clauses and the associated derivative liability and related deferred financing costs were reclassified to APIC.
[2]	These warrants were issued in connection with the October 2010 financing. They have an exercise price of $0.60 and expire on April 7, 2016. These warrants were previously accounted for as a derivative liability through January 28, 2011. At that time, they were modified to remove non-standard anti-dilution clauses and the associated derivative liability and related deferred financing costs were reclassified to APIC.
[3]	These warrants were issued pursuant to the Guaranty Agreements executed in connection with the Promissory Note issued in April 2011. These warrants have an exercise price of $0.50 per share and expire on April 28, 2016.
[4]	These warrants were issued in connection with the February 2012 warrant exercise agreements executed with certain existing Cytomedix warrant holders. These warrants have an exercise price of $1.42 per share and expire on December 31, 2014.
[5]	These warrants were issued to a consultant in exchange for services provided. They are voluntarily exercisable, have an exercise price of $1.50 per share, and expire on February 24, 2014. There is no call provision associated with these warrants.
[6]	These warrants were issued in February 2012 in connection with the warrant exchange agreements between Cytomedix and various warrant holders of Aldagen. These warrants have an exercise price of $1.42 per share and expire on December 31, 2014.
[7]	These warrants were issued to the placement agent in connection with the February 2013 registered direct offering. They are exercisable on or after August 21, 2013, have an exercise price of $0.66 per share, and expire on February 22, 2018.
[8]	These warrants were issued in connection with the February 2013 financing. They are voluntarily exercisable, have an exercise price of $0.70 per share, and expire on February 19, 2020.
[9]	These warrants were issued in connection with the February 2013 financing, have an exercise price of $0.70 per share, and expire on February 19, 2018. They are only exercisable if the JPNT Note remains outstanding on or after 04-28-2015 (50% of total) and 04-15-2016 (remainder).
[10]	These warrants were issued in connection with the February 2013 financing. They are voluntarily exercisable, have an exercise price of $0.70 per share and expire on February 19, 2020.
[11]	These warrants were issued in connection with the February 2013 registered direct offering. They are voluntarily exercisable, have an exercise price of $0.75 per share, and expire on February 22, 2018.

Long-Term Incentive Plan and Other Compensatory Awards (Details) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended			12 Months Ended
	Mar. 31, 2011	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Long Term Incentive Plan [Member]	Dec. 31, 2011 Long Term Incentive Plan [Member]	Dec. 31, 2010 Long Term Incentive Plan [Member]
Balance Outstanding (Number of shares)		200,000	7,339,593		7,705,343	6,275,555	5,323,054
Granted - Shares	250,000	303,000				2,271,500	1,000,500	733,000
Exercised - Shares			(35,602)			(35,602)	0
Forfeited or expired - Shares						(644,500)
Ending Balance (Number of shares)	200,000		200,000		7,705,343	7,866,953	6,275,555	5,323,054
Exercisable - Shares				6,173,109	5,482,037	6,662,290
Beginning balance, weighted average excercise price						$ 1.23
Options granted, Weighted Average Exercise Price						$ 1.41	$ 0.59
Options exercised, Weighted Average Exercise Price						$ 0.43	$ 0
Forfeited or Expired - Weighted - Average Exercise Price						$ 1.24	$ 0.61
Ending balance, weighted average excercise price						$ 1.28	$ 1.23
Exercisable - Weighted - Average Exercise Price						$ 1.3
Outstanding - Weighted - Average Remaining Contractual Term						5 years 4 months 24 days	5 years 2 months 12 days
Exercisable - Weighted - Average Remaining Contractual Term						4 years 9 months 18 days	4 years 9 months 18 days
Outstanding - Aggregate Intrinsic Value						$ 463,577	$ 1,765,141
Exercisable - Aggregate Intrinsic Value						$ 463,577	$ 1,235,177

Long-Term Incentive Plan and Other Compensatory Awards (Details 1) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Exercise Price Range One [Member]	Dec. 31, 2011 Exercise Price Range One [Member]	Dec. 31, 2010 Exercise Price Range One [Member]	Dec. 31, 2012 Exercise Price Range Two [Member]	Dec. 31, 2011 Exercise Price Range Two [Member]	Dec. 31, 2012 Exercise Price Range Three [Member]	Dec. 31, 2011 Exercise Price Range Three [Member]	Dec. 31, 2010 Exercise Price Range Three [Member]	Dec. 31, 2012 Exercise Price Range Four [Member]	Dec. 31, 2011 Exercise Price Range Four [Member]	Dec. 31, 2010 Exercise Price Range Four [Member]
Exercise Price Upper Range Limit					$ 1.5	$ 1.5		$ 3	$ 3	$ 4.5	$ 4.5		$ 4.51	$ 6
Exercise Price Lower Range Limit					$ 0.3	$ 0.3		$ 1.51	$ 1.51	$ 3.01	$ 3.01		$ 6	$ 4.51
Ending Balance (Number of shares)	200,000	7,339,593	200,000	7,705,343	6,153,453			1,643,500		0	0		70,000	70,000
Options Outstanding - Weighted Average Remaining Contract Life					5 years 10 months 24 days	5 years 8 months 12 days		3 years 6 months	3 years 9 months 18 days	0 years	0 years		3 years	4 years
Options - weighted average excercise price					$ 0.99		$ 0.86	$ 2.2		$ 0		$ 0	$ 5.2		$ 5.2
Exercisable - Shares		6,173,109		5,482,037	5,022,290			1,570,000		0	0		70,000	70,000
Exercisable - Weighted - Average Exercise Price					$ 0.97	$ 0.93		$ 2.2	$ 2.22	$ 0	$ 0		$ 5.2	$ 5.2

Long-Term Incentive Plan and Other Compensatory Awards (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Outstanding - Shares	1,335,149
Granted - Shares	0
Exercised - Shares	0
Forfeited or expired - Shares	(160,149)
Outstanding - Shares	1,175,000
Exercisable - Shares	1,175,000	1,335,149
Outstanding - Weighted - Average Exercise Price	$ 1.52
Granted - Weighted - Average Exercise Price	$ 0
Exercised - Weighted - Average Exercise Price	$ 0
Forfeited or expired - Weighted - Average Exercise Price	$ 1.65
Outstanding - Weighted - Average Exercise Price	$ 1.5
Exercisable - Weighted - Average Exercise Price	$ 1.5	$ 1.52
Outstanding - Weighted-Average Remaining Contractual Term	1 year 10 months 24 days
Exercisable - Weighted-Average Remaining Contractual Term	1 year 10 months 24 days
Outstanding - Aggregate Intrinsic Value	$ 0
Exercisable - Aggregate Intrinsic Value	$ 0

Long-Term Incentive Plan and Other Compensatory Awards (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Share Based Compensation Arrangement By Share Based Payment Award Warrants Outstanding Number	1,175,000	1,335,149
Outstanding - Weighted-Average Remaining Contractual Term	1 year 10 months 24 days
Share Based Compensation Arrangement By Share Based Payment Award Warrants Outstanding Weighted Average Exercise Price	$ 1.5	1.52
Exercisable - Shares	1,175,000	1,335,149
Exercisable - Weighted - Average Exercise Price	$ 1.5	1.52
Exercise Price Range One [Member]
Share Based Compensation Arrangement By Share Based Payment Award Warrants Outstanding Number	850,000
Outstanding - Weighted-Average Remaining Contractual Term	1 year 10 months 24 days	2 years 7 months 6 days
Share Based Compensation Arrangement By Share Based Payment Award Warrants Outstanding Weighted Average Exercise Price	$ 1.4
Exercisable - Shares	850,000
Exercisable - Weighted - Average Exercise Price	$ 1.4
Exercise Price Range One [Member] | Minimum [Member]
Share Based Compensation Shares Authorized Under Stock Warrants Exercise Price Range	$ 1.25
Exercise Price Range One [Member] | Maximum [Member]
Share Based Compensation Shares Authorized Under Stock Warrants Exercise Price Range	$ 1.5	1.5
Exercise Price Range Two [Member]
Share Based Compensation Shares Authorized Under Stock Warrants Exercise Price Range	$ 1.75
Share Based Compensation Arrangement By Share Based Payment Award Warrants Outstanding Number	325,000
Outstanding - Weighted-Average Remaining Contractual Term	2 years 1 month 6 days	2 years 7 months 6 days
Share Based Compensation Arrangement By Share Based Payment Award Warrants Outstanding Weighted Average Exercise Price	$ 1.75
Exercisable - Shares	325,000
Exercisable - Weighted - Average Exercise Price	$ 1.75
Exercise Price Range Two [Member] | Minimum [Member]
Share Based Compensation Shares Authorized Under Stock Warrants Exercise Price Range		1.51
Exercise Price Range Two [Member] | Maximum [Member]
Share Based Compensation Shares Authorized Under Stock Warrants Exercise Price Range		3

Long-Term Incentive Plan and Other Compensatory Awards (Details 4) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock-based compensation	$ 169,263	$ 1,221,231	$ 2,047,731	$ 305,180	$ 410,961
Awards under the LTIP [Member]
Stock-based compensation			2,027,031	305,180	410,961
Awards outside the LTIP [Member]
Stock-based compensation			20,700	0	0
Salaries and wages [Member]
Stock-based compensation			1,389,001	155,097	277,945
Consulting expense [Member]
Stock-based compensation			275,924	64,006	50,693
General and administrative [Member]
Stock-based compensation			$ 382,806	$ 86,077	$ 82,323

Long-Term Incentive Plan and Other Compensatory Awards (Details Textual) (USD $)	12 Months Ended				12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Long Term Incentive Plan [Member]	Dec. 31, 2011 Long Term Incentive Plan [Member]	Dec. 31, 2010 Long Term Incentive Plan [Member]	Dec. 31, 2012 Long Term Incentive Plan [Member] Non Employees [Member]
Shares authorized, shares available for grant					10,500,000
Ending Balance, shares available for grant					2,101,245
Number Of Share Options Excercised					531,802
Balance Outstanding (Number of shares)	7,339,593	200,000	200,000	7,705,343	7,866,953
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award					Option terms are set by the Board of Directors for each option grant, and generally vest immediately upon grant or over a period of time ranging up to three years, are exercisable in whole or installments, and expire ten years from the date of grant.
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date					Nov 13, 2022
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value					$ 1.19	$ 0.59	$ 0.39
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized					$ 1,022,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition	1 year 4 months 24 days				10 months 24 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value					1,828,000	433,000
Share Based Compensation Arrangement By Share Based Payment Award Unamortized Compensation Granted								$ 15,000

Supplemental Cash Flow Disclosures - Non-Cash Transactions (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Conversion of convertible debt to common stock	$ 75,335	$ 924,904	$ 600,000
Common Stock issued for committed equity financing facility	262,500
Increase in fair value of embedded conversion option upon modification of convertible debt	151,032
Warrants issued for loan modification	151,758
Warrants issued for term loan	568,324
Issuance of Common Stock and warrants for release of security interest in patents	325,693
Obligation to issue shares for professional services	17,850	30,000	0
Warrants issued to investors in connection with the registered direct offering	3,601,354
Warrants issued to placement agent in connection with the registered direct offering	75,981
Preferred dividends paid by issuance of stock		82,500	333,556	189,500
Accrued dividends on preferred stock	0	0	346,236	275,068
Reclassification of derivative liabilities for modified warrant agreements	0	0	1,434,322	0
Discharge of previously deferred financing costs for modified warrant agreements	0	0	136,543	0
Derivative liability for embedded conversion option	0	0	2,085,513	0
Business combination:
Issuance of Series E liability		18,760,610
Issuance of contingent consideration		11,109,020	0	0
Issuance of replacement warrants	0	1,883,751	0	0
Common stock issued in satisfaction of subscription receivable	0	2,790,107	0	0
Effect of cancellation of escrowed shares	0	195,132	0	0
Business acquisitions:
Inventory acquired		0	1,151,035	1,151,035
Property and equipment acquired		772,486	768,000	768,000
Goodwill and intangible assets		0	0	4,089,823
Deferred charges		0	0	655,260
Note Payable for balance of acquisition		0	0	4,008,858
Series E Preferred Stock [Member]
Business combination:
Issuance of Series E liability		18,955,742	0	0
Issuance of contingent consideration		$ 0

Supplemental Cash Flow Disclosures - Non-Cash Transactions (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash paid for interest	$ 342,000	$ 424,000	$ 371,000

Operating Leases (Details) (USD $)	Dec. 31, 2012
Years ending December 31:
2013	$ 239,224
2014	52,711
2015	53,803
2016	54,927
2017	37,127
Thereafter	0
Total future minimum lease payments	$ 437,792

Operating Leases (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Leases, Rent Expense, Net	$ 289,000	$ 65,000	$ 77,000
Gaithersburg, Maryland [Member]
Area Of Operating Lease Property (in square feet)	7,200
Gaithersburg, Maryland [Member] | Lease One [Member]
Lease Expiration Date1	Apr 30, 2013
Operating Leases, Rent Expense, Net	11,000
Gaithersburg, Maryland [Member] | Lease Two [Member]
Lease Expiration Date1	Dec 31, 2013
Operating Leases, Rent Expense, Net	6,000
Durham, North Carolina [Member]
Area Of Operating Lease Property (in square feet)	16,300
Durham, North Carolina [Member] | Lease One [Member]
Lease Expiration Date1	Dec 31, 2013
Operating Leases, Rent Expense, Net	6,000
Durham, North Carolina [Member] | Lease Two [Member]
Lease Expiration Date1	Aug 31, 2017
Operating Leases, Rent Expense, Net	$ 4,000

Certain Balance Sheet Items (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Aldagen Inc [Member]	Dec. 31, 2010 Aldagen Inc [Member]
Raw materials	$ 57,504	$ 79,090	$ 15,216	$ 11,352	$ 13,191
Finished goods	876,741	1,091,007	532,943	39,854	46,588
Total inventories	$ 934,245	$ 1,170,097	$ 548,159	$ 51,206	$ 59,779

Certain Balance Sheet Items (Details 1) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Aldagen Inc [Member]	Dec. 31, 2010 Aldagen Inc [Member]
Lab equipment				$ 1,886,259	$ 1,883,836
Leasehold improvements				1,285,036	1,285,036
Computer equipment and software				171,628	171,628
Furniture and fixtures				79,838	79,838
Total	3,798,835	3,815,009	1,619,943	3,422,761	3,420,338
Less accumulated depreciation and amortization	(1,590,749)	(1,374,928)	(641,050)	(2,614,809)	(2,252,564)
Property and equipment, net	$ 2,208,086	$ 2,440,081	$ 978,893	$ 807,952	$ 1,167,774

Certain Balance Sheet Items (Details 2) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Aldagen Inc [Member]	Dec. 31, 2010 Aldagen Inc [Member]
Research and development expense				$ 66,606	$ 14,465
Compensation				0	139,394
Other	251,087	388,109	166,029	33,917	5,395
Total accrued expenses				$ 100,523	$ 159,254

Certain Balance Sheet Items (Details Textual) (USD $)	3 Months Ended		12 Months Ended					142 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Aldagen Inc [Member]	Dec. 31, 2010 Aldagen Inc [Member]	Dec. 31, 2011 Aldagen Inc [Member]
Write-down of inventories						$ 17,986	$ 0	$ 74,399
Depreciation and amortization	$ 332,947	$ 224,671	$ 1,179,160	$ 631,181	$ 440,178	$ 362,246	$ 442,505	$ 3,141,160

Notes Payable (Details Textual) (USD $)	12 Months Ended								12 Months Ended								142 Months Ended	12 Months Ended											12 Months Ended						12 Months Ended				142 Months Ended			12 Months Ended			12 Months Ended						12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Feb. 19, 2013	Dec. 31, 2012	Jun. 30, 2012	Feb. 28, 2012	Oct. 07, 2010	Apr. 04, 2010	Dec. 31, 2010 Series B Preferred Stock [Member]	Dec. 31, 2011 Aldagen Inc [Member]	Dec. 31, 2010 Aldagen Inc [Member]	Dec. 31, 2005 Aldagen Inc [Member]	Dec. 31, 2004 Aldagen Inc [Member]	Dec. 31, 2003 Aldagen Inc [Member]	Dec. 31, 2002 Aldagen Inc [Member]	Dec. 31, 2001 Aldagen Inc [Member]	Dec. 31, 2011 Aldagen Inc [Member]	Dec. 31, 2005 Aldagen Inc [Member] Series C-1 Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2004 Aldagen Inc [Member] Series C-1 Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2003 Aldagen Inc [Member] Series C-1 Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2002 Aldagen Inc [Member] Series C-1 Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2001 Aldagen Inc [Member] Series C-1 Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2005 Aldagen Inc [Member] Series B Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2004 Aldagen Inc [Member] Series B Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2003 Aldagen Inc [Member] Series B Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2002 Aldagen Inc [Member] Series B Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2001 Aldagen Inc [Member] Series B Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2006 Aldagen Inc [Member] Series B Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2009 Aldagen Inc [Member] Equipment Loan [Member]	Dec. 31, 2004 Aldagen Inc [Member] Equipment Loan [Member]	Dec. 31, 2003 Aldagen Inc [Member] Equipment Loan [Member]	Dec. 31, 2007 Aldagen Inc [Member] Equipment Loan [Member]	Dec. 31, 2003 Aldagen Inc [Member] Equipment Loan [Member] Series B Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2004 Aldagen Inc [Member] Equipment Loan [Member] Series B Preferred Stock [Member]	Dec. 31, 2011 Aldagen Inc [Member] Term Loan [Member]	Dec. 31, 2010 Aldagen Inc [Member] Term Loan [Member]	Dec. 31, 2009 Aldagen Inc [Member] Term Loan [Member]	Dec. 31, 2006 Aldagen Inc [Member] Term Loan [Member]	Dec. 31, 2011 Aldagen Inc [Member] Term Loan [Member]	Apr. 01, 2009 Aldagen Inc [Member] Term Loan [Member]	Mar. 31, 2006 Aldagen Inc [Member] Term Loan [Member]	Dec. 31, 2009 Aldagen Inc [Member] Term Loan [Member] Second Amendment [Member]	Dec. 31, 2006 Aldagen Inc [Member] Term Loan [Member] Second Amendment [Member]	Aug. 31, 2006 Aldagen Inc [Member] Term Loan [Member] Second Amendment [Member]	Dec. 31, 2009 Aldagen Inc [Member] Term Loan [Member] Third Amendment [Member]	Dec. 31, 2006 Aldagen Inc [Member] Term Loan [Member] Third Amendment [Member]	Dec. 31, 2009 Aldagen Inc [Member] Term Loan [Member] Fourth Amendment [Member]	Dec. 31, 2006 Aldagen Inc [Member] Term Loan [Member] Fourth Amendment [Member]	Dec. 31, 2006 Aldagen Inc [Member] Term Loan [Member] Fifth Amendment [Member]	Mar. 31, 2006 Aldagen Inc [Member] Term Loan [Member] Fifth Amendment [Member]	Dec. 31, 2008 Aldagen Inc [Member] Term Loan [Member] Eighth Amendment [Member]	Dec. 31, 2009 Aldagen Inc [Member] Term Loan [Member] First Amendment [Member]	Jun. 27, 2009 Aldagen Inc [Member] Term Loan [Member] Series C-1 Redeemable Convertible Preferred Stock [Member] Second Amendment [Member]	Mar. 31, 2006 Aldagen Inc [Member] Term Loan [Member] Series B Preferred Stock [Member]
Debt Instrument, Face Amount																														$ 376,056	$ 500,106	$ 260,000
Debt Instrument, Interest Rate, Stated Percentage				4.00%																										8.74%	8.74%	10.61%
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	1,000,000		6,363,637				1,863,839	1,333,334																				3,826,011					15,003	11,282										75,000						45,000			38,421	75,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	0.5				1.42	1.42																						0.01					1	1										1						1			1.0411	1
Warrants issued pursuant to the Guaranty Agreements executed in connection with the Promissory Note payable	545,750	655,260							0			1,282,271	8,010	10,755	127,500	33,721		0	0	0	0	0	0	0	0	0	0			8,010	10,755							55,901				31,124	55,923						33,410
Line of Credit Facility, Maximum Borrowing Capacity																																									1,500,000			3,000,000
Line of Credit Facility, Interest Rate Description																													bank's prime rate plus 3.0% per annum								bank's prime rate plus 2.5% per annum	bank's prime rate plus 1.0										bank's prime rate plus 1.50			bank's prime rate plus 1.5% per annum
Minimum Receipt In Equity Financing For Maturity Of Line Of Credit Facility																																						5,000,000
Line Of Credit Facility Maturity Description																																						Jul 26, 2006
Debt Issuance Cost																																						18,559
Line of Credit Facility, Expiration Date																																					Aug 31, 2010						Nov 1, 2006			Dec 1, 2006		May 31, 2010			Sep 30, 2009	Sep 30, 2010
Debt issuance cost										0	0						53,603																				11,746					5,250	2,500		2,750		1,250		7,500			6,250
Line of Credit Facility, Periodic Payment, Principal																																																			176,471	214,286
Cash Proceeds From Issuance Of Equity, Obligation																																								10,000,000							7,287,902
Equipment Loan Subject To Advance																																								1,000,000
Interest Expense										$ 2,822,717	$ 2,601,360						$ 10,571,952																		$ 0	$ 44,369			$ 716,978

Bridge Notes Payable (Details Textual) (USD $)	3 Months Ended		12 Months Ended								12 Months Ended					142 Months Ended	12 Months Ended																12 Months Ended										142 Months Ended			12 Months Ended		12 Months Ended	142 Months Ended			12 Months Ended			12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 19, 2013	Jun. 30, 2012	Feb. 28, 2012	Oct. 07, 2010	Apr. 04, 2010	Dec. 31, 2011 Aldagen Inc [Member]	Dec. 31, 2010 Aldagen Inc [Member]	Dec. 31, 2009 Aldagen Inc [Member]	Dec. 31, 2002 Aldagen Inc [Member]	Dec. 31, 2001 Aldagen Inc [Member]	Dec. 31, 2011 Aldagen Inc [Member]	Dec. 31, 2005 Aldagen Inc [Member] Warrant [Member] Second Tranche [Member]	Dec. 31, 2009 Aldagen Inc [Member] Additional Paid-In Capital [Member]	Dec. 31, 2002 Aldagen Inc [Member] Additional Paid-In Capital [Member]	Dec. 31, 2001 Aldagen Inc [Member] Additional Paid-In Capital [Member]	Dec. 31, 2002 Aldagen Inc [Member] Common Stock [Member]	Dec. 31, 2001 Aldagen Inc [Member] Common Stock [Member]	Dec. 31, 2009 Aldagen Inc [Member] Estimate Of Fair Value, Fair Value Disclosure [Member] Warrant [Member]	Dec. 31, 2002 Aldagen Inc [Member] Estimate Of Fair Value, Fair Value Disclosure [Member] Warrant [Member]	Dec. 31, 2011 Aldagen Inc [Member] Estimate Of Fair Value, Fair Value Disclosure [Member] Warrant [Member] June Issue [Member]	Dec. 31, 2011 Aldagen Inc [Member] Estimate Of Fair Value, Fair Value Disclosure [Member] Warrant [Member] September Issue [Member]	Dec. 31, 2005 Aldagen Inc [Member] Estimate Of Fair Value, Fair Value Disclosure [Member] Warrant [Member] First Tranche [Member]	Dec. 31, 2003 Aldagen Inc [Member] Series B Preferred Stock [Member]	Dec. 31, 2003 Aldagen Inc [Member] 2002 Convertible Promissory Notes Payable [Member]	Dec. 31, 2002 Aldagen Inc [Member] 2002 Convertible Promissory Notes Payable [Member]	Dec. 31, 2002 Aldagen Inc [Member] 2002 Convertible Promissory Notes Payable [Member] Estimate Of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2002 Aldagen Inc [Member] 2002 Convertible Promissory Notes Payable [Member] Preferred Stock [Member]	Dec. 31, 2005 Aldagen Inc [Member] 2005 Convertible Promissory Notes Payable [Member]	Dec. 31, 2005 Aldagen Inc [Member] 2005 Convertible Promissory Notes Payable [Member] First Tranche [Member]	Dec. 31, 2005 Aldagen Inc [Member] 2005 Convertible Promissory Notes Payable [Member] Second Tranche [Member]	Dec. 31, 2005 Aldagen Inc [Member] 2005 Convertible Promissory Notes Payable [Member] Preferred Stock Warrant [Member] Second Tranche [Member]	Dec. 31, 2005 Aldagen Inc [Member] 2005 Convertible Promissory Notes Payable [Member] Estimate Of Fair Value, Fair Value Disclosure [Member] First Tranche [Member]	Dec. 31, 2005 Aldagen Inc [Member] 2005 Convertible Promissory Notes Payable [Member] Preferred Stock [Member]	Dec. 31, 2005 Aldagen Inc [Member] 2005 Convertible Promissory Notes Payable [Member] Series B Preferred Stock [Member]	Dec. 31, 2011 Aldagen Inc [Member] 2009 Convertible Promissory Notes Payable [Member]	Dec. 31, 2010 Aldagen Inc [Member] 2009 Convertible Promissory Notes Payable [Member]	Dec. 31, 2009 Aldagen Inc [Member] 2009 Convertible Promissory Notes Payable [Member]	Dec. 31, 2011 Aldagen Inc [Member] 2009 Convertible Promissory Notes Payable [Member]	Oct. 22, 2009 Aldagen Inc [Member] 2009 Convertible Promissory Notes Payable [Member]	Oct. 22, 2009 Aldagen Inc [Member] 2009 Convertible Promissory Notes Payable [Member] Common Stock [Member]	Dec. 31, 2009 Aldagen Inc [Member] 2009 Convertible Promissory Notes Payable [Member] Estimate Of Fair Value, Fair Value Disclosure [Member]	Oct. 22, 2009 Aldagen Inc [Member] 2009 Convertible Promissory Notes Payable [Member] Series C1 Preferred Stock [Member]	Dec. 31, 2011 Aldagen Inc [Member] 2011 Convertible Promissory Notes Payable [Member]	Dec. 31, 2011 Aldagen Inc [Member] 2011 Convertible Promissory Notes Payable [Member]	Sep. 16, 2011 Aldagen Inc [Member] 2011 Convertible Promissory Notes Payable [Member]	Jun. 20, 2011 Aldagen Inc [Member] 2011 Convertible Promissory Notes Payable [Member]	Dec. 31, 2011 Aldagen Inc [Member] 2011 Convertible Promissory Notes Payable [Member] June Issue [Member]	Dec. 31, 2011 Aldagen Inc [Member] 2011 Convertible Promissory Notes Payable [Member] September Issue [Member]	Dec. 31, 2011 Aldagen Inc [Member] 2011 Convertible Promissory Notes Payable [Member] Common Stock [Member]	Dec. 31, 2011 Aldagen Inc [Member] 2011 Convertible Promissory Notes Payable [Member] Estimate Of Fair Value, Fair Value Disclosure [Member] June Issue [Member]	Dec. 31, 2011 Aldagen Inc [Member] 2011 Convertible Promissory Notes Payable [Member] Estimate Of Fair Value, Fair Value Disclosure [Member] September Issue [Member]	Dec. 31, 2011 Aldagen Inc [Member] 2011 Convertible Promissory Notes Payable [Member] Series C1 Preferred Stock [Member]
Debt Instrument, Face Amount																													$ 750,000	$ 750,000			$ 3,862,011	$ 2,574,674										$ 7,287,902						$ 525,004	$ 1,080,377
Convertible Debt Maturity Period																														Jan 31, 2002												Oct 22, 2010
Debt Instrument, Interest Rate, Stated Percentage			4.00%																											8.00%				8.00%								8.00%								8.00%	8.00%
Convertible Debt Conversion Percentage																														25.00%
Debt Instrument, Convertible, Conversion Price																														$ 1				$ 1													$ 1.0411
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				1,000,000		6,363,637			1,863,839	1,333,334																						187,500						1,287,337
Convertible Debt Extended Maturity Period																														March 2003					May 15, 2006
Proceeds from Convertible Debt																	5,066						1,441,934	127,500	173,505	38,417	1,282,271			750,000	622,500			2,574,674	1,287,337	1,282,271	1,292,403					7,287,902				5,845,968						1,080,377	525,004		906,872	486,587
Beneficial conversion feature													839,211	127,500	735			839,211	127,500	735	0	0
Non-cash interest expense amortization of debt discount	(33,952)	163,920	614,450	508,846	0						2,819,549	2,546,246				9,421,931		2,281,145												255,000																						173,505	38,417
Interest payable	39,379		33,379	8,982																									11,833
Partial conversion of 4% Convertible Notes	345,580																											761,833
Excercise Price Of Warrant																													$ 1				$ 0.01
Expiry Period Of Warrant																													Dec 23, 2012
Debt Instrument, Interest Rate, Effective Percentage Rate Range, Maximum																																		12.00%								12.00%
Debt Instrument, Maturity Date Range, Start																																		Dec 15, 2005
Debt Instrument, Maturity Date Range, End																																		May 15, 2006
Percentage Of Stock To Be Issued In Qualified Financing																																						50.00%	100.00%
Debt Instrument, Convertible, Interest Expense																																	555,103							944,512	2,496,023		3,989,829					1,824,824	50,614
Expiry Period Of Warrants																																	10 years
Percentage Of Shares Warrants Exercisable																																										20.00%						20.00%
Debt issuance cost											0	0				53,603																									26,357
Purchase Premium Additional Obligation																																																$ 1,605,381	$ 1,605,381
Class of Warrant or Right, Exercise Price of Warrants or Rights				0.5			1.42	1.42																																					0.01		1.0411							0.001			1.0411

Preferred Stock Warrant Liability (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2012	Feb. 28, 2012	Dec. 31, 2010
Exercise PricePer Share	0.5	1.42	1.42
Shares	2,129,349	5,288,256		3,158,841
Fair Value	$ 511,224			$ 1,758,551
Change in Fair Value During	(1,459,248)
Aldagen Inc [Member] | Series C Preferred Stock [Member] | December 2011 [Member]
Warrant Holder	Warrants issued with 2005 notes
Expiration Date	Dec 15, 2011
Exercise PricePer Share	0.7278
Shares	0			1,326,605
Fair Value	0			453,491
Change in Fair Value During	(453,491)
Aldagen Inc [Member] | Series B Preferred Stock [Member] | December 2012 [Member]
Warrant Holder	Warrants issued with equipment notes
Expiration Date	Dec 23, 2012
Exercise PricePer Share	1
Shares	187,500			187,500
Fair Value	0			67,655
Change in Fair Value During	(67,655)
Aldagen Inc [Member] | Series B Preferred Stock [Member] | June 2010 [Member]
Warrant Holder	Warrants issued with equipment notes and term loan
Expiration Date	Jun 25, 2010
Exercise PricePer Share	1
Shares	0			0
Fair Value	0			0
Change in Fair Value During	0
Aldagen Inc [Member] | Series B Preferred Stock [Member] | July 2010 [Member]
Expiration Date	Jul 24, 2010
Exercise PricePer Share	1
Shares	0			0
Fair Value	0			0
Change in Fair Value During	0
Aldagen Inc [Member] | Series B Preferred Stock [Member] | March 2011 [Member]
Expiration Date	Mar 11, 2011
Exercise PricePer Share	1
Shares	0			11,282
Fair Value	0			1,060
Change in Fair Value During	(1,060)
Aldagen Inc [Member] | Series B Preferred Stock [Member] | March 2013 [Member]
Expiration Date	Mar 21, 2013
Exercise PricePer Share	1
Shares	75,000			75,000
Fair Value	0			28,700
Change in Fair Value During	(28,700)
Aldagen Inc [Member] | Series B Preferred Stock [Member] | Augest 2013 [Member]
Expiration Date	Aug 30, 2013
Exercise PricePer Share	1
Shares	75,000			75,000
Fair Value	0			34,680
Change in Fair Value During	(34,680)
Aldagen Inc [Member] | Series B Preferred Stock [Member] | December 2013 [Member]
Expiration Date	Dec 4, 2013
Exercise PricePer Share	1
Shares	45,000			45,000
Fair Value	0			21,724
Change in Fair Value During	(21,724)
Aldagen Inc [Member] | Series C-1 Preferred Stock [Member] | July 2016 [Member]
Warrant Holder	Warrants issued with term loan
Expiration Date	Jul 28, 2016
Exercise PricePer Share	1.0411
Shares	38,421			38,421
Fair Value	14,266			33,592
Change in Fair Value During	(19,326)
Aldagen Inc [Member] | Series C-1 Preferred Stock [Member] | October 2014 [Member]
Warrant Holder	Warrants issued with convertible debt October 2009
Expiration Date	Oct 22, 2014
Exercise PricePer Share	1.0411
Shares	1,400,033			1,400,033
Fair Value	382,800			1,117,649
Change in Fair Value During	(734,849)
Aldagen Inc [Member] | Series C-1 Preferred Stock [Member] | June 2016 [Member]
Warrant Holder	Warrants issued with convertible debt June 2011
Expiration Date	Jun 20, 2016
Exercise PricePer Share	1.0411
Shares	207,545			0
Fair Value	76,127			0
Change in Fair Value During	(97,377)
Aldagen Inc [Member] | Series C-1 Preferred Stock [Member] | September 2016 [Member]
Warrant Holder	Warrants issued with convertible debt September 2011
Expiration Date	Sep 16, 2016
Exercise PricePer Share	1.0411
Shares	100,850			0
Fair Value	38,031			0
Change in Fair Value During	$ (386)

Preferred Stock Warrant Liability (Details 1) (Aldagen Inc [Member], Warrant [Member])	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Aldagen Inc [Member] | Warrant [Member]
Dividend yield	0.00%	0.00%
Volatility	83.25%	83.90%
Risk-free interest rate	0.48%	1.15%
Remaining contractual term (in years)	3 years 3 months	2 years 11 months 19 days

Preferred Stock Warrant Liability (Details Textual) (Aldagen Inc [Member])	Dec. 31, 2011	Dec. 31, 2010
Aldagen Inc [Member]
Convertible Preferred Stock, Shares Issued Upon Conversion	1.163	1.163

Common Stock, Redeemable Convertible Preferred Stock, and Stockholders' Deficit (Details)	Dec. 31, 2011	Dec. 31, 2010
Convertible preferred stock, authorized	72,115,750	71,003,133
Convertible preferred stock, Shares issued and outstanding	56,899,560	56,899,560
Aldagen Inc [Member]
Convertible preferred stock, authorized	72,115,750	71,003,133
Convertible preferred stock, Shares issued and outstanding	56,899,560	56,899,560
Aldagen Inc [Member] | Series A Redeemable Convertible Preferred Stock [Member]
Convertible preferred stock, authorized	6,040,000	6,040,000
Convertible preferred stock, Shares issued and outstanding	6,000,000	6,000,000
Aldagen Inc [Member] | Series B Redeemable Convertible Preferred Stock [Member]
Convertible preferred stock, authorized	8,923,785	8,923,785
Convertible preferred stock, Shares issued and outstanding	8,519,926	8,519,926
Aldagen Inc [Member] | Series C Redeemable Convertible Preferred Stock [Member]
Convertible preferred stock, authorized	26,069,584	26,069,584
Convertible preferred stock, Shares issued and outstanding	24,742,979	24,742,979
Aldagen Inc [Member] | Series C-1 Redeemable Convertible Preferred Stock [Member]
Convertible preferred stock, authorized	31,082,381	31,082,381
Convertible preferred stock, Shares issued and outstanding	17,636,655	17,636,655

Common Stock, Redeemable Convertible Preferred Stock, and Stockholders' Deficit (Details 1) (USD $)	12 Months Ended
Dec. 31, 2006
Total cash received and carrying value of securities and instruments exchanged in the Series C Preferred first closing:
Cash Received and Carrying Value Of Securities and Instruments Exchanged In Series C Preferred First Closing	$ 34,280,026
Fair Value Of New Instruments Upon Issuance [Abstract]
Fair Value Of New Instruments Upon Issuance	19,762,209
Gain On Redemption and Exchange Of Redeemable Convertible Preferred Stock	14,517,817
Aldagen Inc [Member] | Cash Received [Member]
Total cash received and carrying value of securities and instruments exchanged in the Series C Preferred first closing:
Cash Received and Carrying Value Of Securities and Instruments Exchanged In Series C Preferred First Closing	6,645,719
Aldagen Inc [Member] | Carrying value of 2005 Notes and accrued interest [Member]
Total cash received and carrying value of securities and instruments exchanged in the Series C Preferred first closing:
Cash Received and Carrying Value Of Securities and Instruments Exchanged In Series C Preferred First Closing	4,331,720
Aldagen Inc [Member] | Forbearance of 2005 Notes additional default interest [Member]
Total cash received and carrying value of securities and instruments exchanged in the Series C Preferred first closing:
Cash Received and Carrying Value Of Securities and Instruments Exchanged In Series C Preferred First Closing	85,394
Aldagen Inc [Member] | Carrying Value Of Series Preferred including Accrueddividends [Member]
Total cash received and carrying value of securities and instruments exchanged in the Series C Preferred first closing:
Cash Received and Carrying Value Of Securities and Instruments Exchanged In Series C Preferred First Closing	8,741,917
Aldagen Inc [Member] | Carrying Value Of Series B Preferred Including Accrued Dividends [Member]
Total cash received and carrying value of securities and instruments exchanged in the Series C Preferred first closing:
Cash Received and Carrying Value Of Securities and Instruments Exchanged In Series C Preferred First Closing	10,634,303
Aldagen Inc [Member] | Fair Value Of Series B Preferred Warrant Liability [Member]
Total cash received and carrying value of securities and instruments exchanged in the Series C Preferred first closing:
Cash Received and Carrying Value Of Securities and Instruments Exchanged In Series C Preferred First Closing	3,840,973
Aldagen Inc [Member] | Fair Value Of Series C Preferred At Issuance [Member]
Fair Value Of New Instruments Upon Issuance [Abstract]
Fair Value Of New Instruments Upon Issuance	10,977,439
Aldagen Inc [Member] | Fair Value Of Junior Preferred [Member]
Fair Value Of New Instruments Upon Issuance [Abstract]
Fair Value Of New Instruments Upon Issuance	8,302,580
Aldagen Inc [Member] | Fair Value Of Series C Preferred Warrant Liability [Member]
Fair Value Of New Instruments Upon Issuance [Abstract]
Fair Value Of New Instruments Upon Issuance	$ 482,190

Common Stock, Redeemable Convertible Preferred Stock and Stockholders' Deficit (Details 2)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Common Stock, Capital Shares Reserved for Future Issuance	38,272,094	11,432,549	6,830,115
Aldagen Inc [Member]
Common Stock, Capital Shares Reserved for Future Issuance		81,546,859	78,774,293
Aldagen Inc [Member] | Redeemable Convertible Preferred Stock [Member]
Common Stock, Capital Shares Reserved for Future Issuance		66,823,440	66,823,440
Aldagen Inc [Member] | Warrants To Purchase Redeemable Convertible Preferred Stock [Member]
Common Stock, Capital Shares Reserved for Future Issuance		2,191,614	3,222,942
Aldagen Inc [Member] | Shares Available For Grant [Member]
Common Stock, Capital Shares Reserved for Future Issuance		5,192,212	1,022,568
Aldagen Inc [Member] | Stock Options Outstanding [Member]
Common Stock, Capital Shares Reserved for Future Issuance		7,339,593	7,705,343

Common Stock, Redeemable Convertible Preferred Stock and Stockholders' Deficit (Details 3) (Aldagen Inc [Member], USD $)	12 Months Ended
Dec. 31, 2011
31-Dec-2006
Fair Value Measurements, Valuation Techniques	Retrospective
31-Dec-2007
Fair Value Measurements, Valuation Techniques	Retrospective
15-April-2008
Fair Value Measurements, Valuation Techniques	Contemporaneous
15-Sep-2009
Fair Value Measurements, Valuation Techniques	Contemporaneous
31-Aug-2010
Fair Value Measurements, Valuation Techniques	Contemporaneous
30-Sep-2011
Fair Value Measurements, Valuation Techniques	Contemporaneous
Junior Preferred Stock [Member] | 31-Dec-2006
Equity, Fair Value Disclosure	0.572
Junior Preferred Stock [Member] | 31-Dec-2007
Equity, Fair Value Disclosure	0.815
Junior Preferred Stock [Member] | 15-April-2008
Equity, Fair Value Disclosure	0.938
Junior Preferred Stock [Member] | 15-Sep-2009
Equity, Fair Value Disclosure	1.489
Junior Preferred Stock [Member] | 31-Aug-2010
Equity, Fair Value Disclosure	0.86
Junior Preferred Stock [Member] | 30-Sep-2011
Equity, Fair Value Disclosure	0
Series C Redeemable Convertible Preferred Stock [Member] | 31-Dec-2006
Equity, Fair Value Disclosure	0.628
Series C Redeemable Convertible Preferred Stock [Member] | 31-Dec-2007
Equity, Fair Value Disclosure	0.873
Series C Redeemable Convertible Preferred Stock [Member] | 15-April-2008
Equity, Fair Value Disclosure	1.041
Series C Redeemable Convertible Preferred Stock [Member] | 15-Sep-2009
Equity, Fair Value Disclosure	1.313
Series C Redeemable Convertible Preferred Stock [Member] | 31-Aug-2010
Equity, Fair Value Disclosure	0.92
Series C Redeemable Convertible Preferred Stock [Member] | 30-Sep-2011
Equity, Fair Value Disclosure	0
Series C-1 Redeemable Convertible Preferred Stock [Member] | 31-Dec-2006
Equity, Fair Value Disclosure	0
Series C-1 Redeemable Convertible Preferred Stock [Member] | 31-Dec-2007
Equity, Fair Value Disclosure	0
Series C-1 Redeemable Convertible Preferred Stock [Member] | 15-April-2008
Equity, Fair Value Disclosure	1.204
Series C-1 Redeemable Convertible Preferred Stock [Member] | 15-Sep-2009
Equity, Fair Value Disclosure	1.427
Series C-1 Redeemable Convertible Preferred Stock [Member] | 31-Aug-2010
Equity, Fair Value Disclosure	1.23
Series C-1 Redeemable Convertible Preferred Stock [Member] | 30-Sep-2011
Equity, Fair Value Disclosure	0.67
Common Stock [Member] | 31-Dec-2006
Equity, Fair Value Disclosure	0.241
Common Stock [Member] | 31-Dec-2007
Equity, Fair Value Disclosure	0.397
Common Stock [Member] | 15-April-2008
Equity, Fair Value Disclosure	0.626
Common Stock [Member] | 15-Sep-2009
Equity, Fair Value Disclosure	0.955
Common Stock [Member] | 31-Aug-2010
Equity, Fair Value Disclosure	0.22
Common Stock [Member] | 30-Sep-2011
Equity, Fair Value Disclosure	0

Common Stock, Redeemable Convertible Preferred Stock and Stockholders' Deficit (Details 4) (USD $)	1 Months Ended	10 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2000 Aldagen Inc [Member]	Dec. 31, 2010 Aldagen Inc [Member]	Dec. 31, 2009 Aldagen Inc [Member]	Dec. 31, 2008 Aldagen Inc [Member]	Dec. 31, 2007 Aldagen Inc [Member]	Dec. 31, 2006 Aldagen Inc [Member]	Dec. 31, 2005 Aldagen Inc [Member]	Dec. 31, 2004 Aldagen Inc [Member]	Dec. 31, 2003 Aldagen Inc [Member]	Dec. 31, 2002 Aldagen Inc [Member]	Dec. 31, 2001 Aldagen Inc [Member]	Dec. 31, 2011 Aldagen Inc [Member] Grant One [Member]	Dec. 31, 2011 Aldagen Inc [Member] Grant Two [Member]	Dec. 31, 2011 Aldagen Inc [Member] Grant Three [Member]	Dec. 31, 2011 Aldagen Inc [Member] Grant Four [Member]	Dec. 31, 2011 Aldagen Inc [Member] Grant Five [Member]	Dec. 31, 2011 Aldagen Inc [Member] Grant Six [Member]	Dec. 31, 2011 Aldagen Inc [Member] Grant Seven [Member]	Dec. 31, 2011 Aldagen Inc [Member] Grant Eight [Member]	Dec. 31, 2011 Aldagen Inc [Member] Grant Nine [Member]	Dec. 31, 2011 Aldagen Inc [Member] Grant Ten [Member]	Dec. 31, 2011 Aldagen Inc [Member] Grant Eleven [Member]	Dec. 31, 2011 Aldagen Inc [Member] Grant Twelve [Member]	Dec. 31, 2011 Aldagen Inc [Member] Grant Thirteen [Member]	Dec. 31, 2011 Aldagen Inc [Member] Grant Fourteen [Member]	Dec. 31, 2011 Aldagen Inc [Member] Grant Fifteen [Member]	Dec. 31, 2011 Aldagen Inc [Member] Grant Sixteen [Member]	Dec. 31, 2011 Aldagen Inc [Member] Grant Seventeen [Member]	Dec. 31, 2011 Aldagen Inc [Member] Grant Eighteen [Member]	Dec. 31, 2011 Aldagen Inc [Member] Grant Nineteen [Member]	Dec. 31, 2011 Aldagen Inc [Member] Grant Twenty [Member]	Dec. 31, 2011 Aldagen Inc [Member] Grant Twenty One [Member]
Share Based Compensation Arrangement By Share Based Payment Award Options Grant Date													Mar 23, 2006	Jul 26, 2006	Feb 27, 2007	Apr 6, 2007	May 14, 2007	Nov 16, 2007	Dec 17, 2007	Jan 1, 2008	Feb 12, 2008	Apr 10, 2008	Apr 15, 2008	Jun 2, 2008	Aug 11, 2008	Aug 20, 2008	Sep 17, 2008	Jan 9, 2009	Jul 27, 2009	Oct 27, 2009	Feb 9, 2010	Apr 15, 2010	Oct 8, 2010
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	250,000												893,842	60,000	1,703,869	100,000	50,000	92,500	250,000	1,226,467	60,000	17,505	400,000	15,000	10,000	369,861	250,000	15,000	5,000	5,000	300,000	128,000	1,831,348
Options granted, Weighted Average Exercise Price		$ 0.1	$ 0.28	$ 0.69	$ 0.5	$ 0.2	$ 0.2	$ 0.2	$ 0.2	$ 0.2	$ 0.2	$ 0.1	$ 0.2	$ 0.2	$ 0.2	$ 0.2	$ 0.2	$ 0.4	$ 0.4	$ 0.4	$ 0.4	$ 0.4	$ 0.63	$ 0.63	$ 0.63	$ 0.63	$ 0.63	$ 0.63	$ 0.63	$ 0.96	$ 0.96	$ 0.96	$ 0.25
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value			$ 0.21										$ 0.14	$ 0.14	$ 0.17	$ 0.16	$ 0.17	$ 0.18	$ 0.26	$ 0.25	$ 0.25	$ 0.34	$ 0.39	$ 0.4	$ 0.39	$ 0.39	$ 0.37	$ 0.35	$ 0.45	$ 0.68	$ 0.69	$ 0.69	$ 0.18
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value													$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0

Common Stock, Redeemable Convertible Preferred Stock and Stockholders' Deficit (Details 5) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2008 Aldagen Inc [Member] Preferred Stock [Member]	Dec. 31, 2007 Aldagen Inc [Member] Preferred Stock [Member]	Dec. 31, 2006 Aldagen Inc [Member] Preferred Stock [Member]
Issuance of Series B redeemable convertible preferred stock (in shares)	10,528,991	17,636,655	9,618,028	15,124,951
Preferred Stock Exercise Price Per Share		$ 1.041	$ 0.7278	$ 0.7278
Equity Issuance, Per Share Amount		$ 1.204	$ 0.873	$ 0.628
Preferred Stocks Intrinsic Value Per Share		$ 0.163	$ 0.145	$ 0
Equity Issuance, Date		Apr 15, 2008	Sep 12, 2007	Dec 15, 2006

Common Stock, Redeemable Convertible Preferred Stock and Stockholders' Deficit (Details 6) (USD $)	Feb. 19, 2013	Oct. 07, 2010	Apr. 04, 2010	Dec. 31, 2009 Aldagen Inc [Member] March 21, 2006	Dec. 31, 2006 Aldagen Inc [Member] March 21, 2006	Dec. 31, 2009 Aldagen Inc [Member] August 30, 2006	Dec. 31, 2006 Aldagen Inc [Member] August 30, 2006	Dec. 31, 2009 Aldagen Inc [Member] December 4, 2006	Dec. 31, 2006 Aldagen Inc [Member] December 4, 2006	Dec. 31, 2009 Aldagen Inc [Member] December 15, 2006	Dec. 31, 2006 Aldagen Inc [Member] December 15, 2006	Dec. 31, 2009 Aldagen Inc [Member] July 28, 2009	Dec. 31, 2006 Aldagen Inc [Member] July 28, 2009	Dec. 31, 2009 Aldagen Inc [Member] October 22, 2009	Dec. 31, 2006 Aldagen Inc [Member] October 22, 2009	Dec. 31, 2009 Aldagen Inc [Member] June 20, 2011	Dec. 31, 2006 Aldagen Inc [Member] June 20, 2011	Dec. 31, 2009 Aldagen Inc [Member] September 16, 2011	Dec. 31, 2006 Aldagen Inc [Member] September 16, 2011
Number Of Warrants Granted					75,000		75,000		45,000		1,362,605		38,421		1,400,033		207,545		100,850
Exercise Price per Share	$ 0.75	$ 0.6	$ 0.5368		$ 1		$ 1		$ 1		$ 0.7278		$ 1.0411		$ 1.0411		$ 1.0411		$ 1.0411
Black-Scholes Fair Value per Share				$ 0.75		$ 0.75		$ 0.74		$ 0.36		$ 0.81		$ 1.03		$ 0.83		$ 0.38
Warrants Intrinsic Value Per Share				$ 0		$ 0		$ 0		$ 0		$ 0		$ 0		$ 0		$ 0

Common Stock, Redeemable Convertible Preferred Stock and Stockholders' Deficit (Details 7) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended		10 Months Ended	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2000 Aldagen Inc [Member]	Dec. 31, 2011 Aldagen Inc [Member]	Dec. 31, 2010 Aldagen Inc [Member]	Dec. 31, 2009 Aldagen Inc [Member]	Dec. 31, 2008 Aldagen Inc [Member]	Dec. 31, 2007 Aldagen Inc [Member]	Dec. 31, 2006 Aldagen Inc [Member]	Dec. 31, 2005 Aldagen Inc [Member]	Dec. 31, 2004 Aldagen Inc [Member]	Dec. 31, 2003 Aldagen Inc [Member]	Dec. 31, 2002 Aldagen Inc [Member]	Dec. 31, 2001 Aldagen Inc [Member]	Apr. 30, 2008 Aldagen Inc [Member]	Mar. 02, 2000 Aldagen Inc [Member]
Beginning Balance, shares available for grant					0	1,022,568	3,130,790	3,149,920	1,397,753	3,501,869	1,355,711	408,000	564,500	175,250	415,250	955,250	6,649,000
Shares authorized, shares available for grant						4,169,644	2,853,916		4,051,000		2,900,000			2,058,750				990,250
Options granted, shares available for grant					(35,000)		(2,259,348)	(25,000)	(2,348,833)	(2,196,369)	(953,842)	(212,289)	(553,500)	(1,829,500)	(334,000)	(540,000)
Options cancelled, shares available for grant					0		0	5,870	50,000	92,253	200,000	1,160,000	397,000	160,000	94,000	0
Ending Balance, shares available for grant					955,250	5,192,212	1,022,568	3,130,790	3,149,920	1,397,753	3,501,869	1,355,711	408,000	564,500	175,250	415,250	6,649,000
Balance Outstanding (Number of shares)		200,000	7,339,593		0	7,705,343	6,655,387	6,641,333	4,342,500	2,447,131	1,693,289	2,641,000	2,484,500	815,000	575,000	35,000
Options granted (Number of shares)	250,000	303,000			35,000		2,259,348	25,000	2,348,833	2,196,369	953,842	212,289	553,500	1,829,500	334,000	540,000
Options cancelled (Number of shares)				(851,500)	0		(466,215)	(5,870)	(50,000)	(92,253)	(200,000)	(1,160,000)	(397,000)	(160,000)	(94,000)	0
Options exercised (Number of shares)			(35,602)				(5,000)	(5,076)		(208,747)
Options expired (Number of shares)						(365,750)	(2,702,790)
Options forfeited (Number of shares)							(738,177)
Ending Balance (Number of shares)	200,000		200,000	7,705,343	35,000	7,339,593	7,705,343	6,655,387	6,641,333	4,342,500	2,447,131	1,693,289	2,641,000	2,484,500	815,000	575,000
Beginning balance, weighted average excercise price					$ 0	$ 0.33	$ 0.32	$ 0.31	$ 0.2	$ 0.19	$ 0.19	$ 0.19	$ 0.19	$ 0.17	$ 0.13	$ 0.1
Options granted, Weighted Average Exercise Price					$ 0.1		$ 0.28	$ 0.69	$ 0.5	$ 0.2	$ 0.2	$ 0.2	$ 0.2	$ 0.2	$ 0.2	$ 0.1
Options forfeited, Weighted Average Exercise Price							$ 0.4
Options exercised, Weighted Average Exercise Price							$ 0.2	$ 0.49		$ 0.2
Options expired, Weighted Average Excercise Price						$ 0.37
Options cancelled, Weighted Average Excercise Price					0		0.4	0.51	0.2	0.2	0.2	0.2	0.16	0.11	0.1	0
Ending balance, weighted average excercise price					$ 0.1	$ 0.31	$ 0.33	$ 0.32	$ 0.31	$ 0.2	$ 0.19	$ 0.19	$ 0.19	$ 0.19	$ 0.17	$ 0.13

Common Stock, Redeemable Convertible Preferred Stock and Stockholders' Deficit (Details 8) (Aldagen Inc [Member], USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Aldagen Inc [Member]
Outstanding - Numberof Options	7,339,593	7,705,343
Outstanding - Weighted Average Remaining Contractual Life (inYears)	5 years 9 months 21 days	6 years 1 month 6 days
Outstanding - Weighted Average Exercise Price	$ 0.31	$ 0.33
Outstanding - Intrinsic Value	$ 147,092	$ 943,970
Exercisable - Numberof Options	6,173,109	5,482,037
Exercisable - Weighted Average Remaining Contractual Life (inYears)	5 years 3 months 14 days	5 years 9 months 18 days
Exercisable - Weighted Average Exercise Price	$ 0.3	$ 0.29
Exercisable - Intrinsic Value	$ 123,762	$ 458,573

Common Stock, Redeemable Convertible Preferred Stock and Stockholders' Deficit (Details 9) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Exercise Price Range One [Member]	Dec. 31, 2011 Exercise Price Range One [Member]	Dec. 31, 2010 Exercise Price Range One [Member]	Dec. 31, 2012 Exercise Price Range Two [Member]	Dec. 31, 2011 Exercise Price Range Two [Member]	Dec. 31, 2012 Exercise Price Range Three [Member]	Dec. 31, 2011 Exercise Price Range Three [Member]	Dec. 31, 2010 Exercise Price Range Three [Member]	Dec. 31, 2012 Exercise Price Range Four [Member]	Dec. 31, 2011 Exercise Price Range Four [Member]	Dec. 31, 2010 Exercise Price Range Four [Member]	Dec. 31, 2011 Aldagen Inc [Member]	Dec. 31, 2010 Aldagen Inc [Member]	Dec. 31, 2009 Aldagen Inc [Member]	Dec. 31, 2008 Aldagen Inc [Member]	Dec. 31, 2007 Aldagen Inc [Member]	Dec. 31, 2006 Aldagen Inc [Member]	Dec. 31, 2005 Aldagen Inc [Member]	Dec. 31, 2004 Aldagen Inc [Member]	Dec. 31, 2003 Aldagen Inc [Member]	Dec. 31, 2002 Aldagen Inc [Member]	Dec. 31, 2001 Aldagen Inc [Member]	Dec. 31, 2000 Aldagen Inc [Member]	Mar. 02, 2000 Aldagen Inc [Member]	Dec. 31, 2011 Aldagen Inc [Member] Exercise Price Range One [Member]	Dec. 31, 2010 Aldagen Inc [Member] Exercise Price Range One [Member]	Dec. 31, 2011 Aldagen Inc [Member] Exercise Price Range Two [Member]	Dec. 31, 2010 Aldagen Inc [Member] Exercise Price Range Two [Member]	Dec. 31, 2011 Aldagen Inc [Member] Exercise Price Range Three [Member]	Dec. 31, 2010 Aldagen Inc [Member] Exercise Price Range Three [Member]	Dec. 31, 2011 Aldagen Inc [Member] Exercise Price Range Four [Member]	Dec. 31, 2010 Aldagen Inc [Member] Exercise Price Range Four [Member]	Dec. 31, 2011 Aldagen Inc [Member] Exercise Price Range Five [Member]	Dec. 31, 2010 Aldagen Inc [Member] Exercise Price Range Five [Member]	Dec. 31, 2011 Aldagen Inc [Member] Exercise Price Range Six [Member]	Dec. 31, 2010 Aldagen Inc [Member] Exercise Price Range Six [Member]
Options - weighted average excercise price					$ 0.99		$ 0.86	$ 2.2		$ 0		$ 0	$ 5.2		$ 5.2	$ 0.31	$ 0.33	$ 0.32	$ 0.31	$ 0.2	$ 0.19	$ 0.19	$ 0.19	$ 0.19	$ 0.17	$ 0.13	$ 0.1	$ 0	$ 0.1	$ 0.1	$ 0.2	$ 0.2	$ 0.25	$ 0.25	$ 0.4	$ 0.4	$ 0.63	$ 0.63	$ 0.96	$ 0.96
Number of Options Outstanding	200,000	7,339,593	200,000	7,705,343	6,153,453			1,643,500		0	0		70,000	70,000		7,339,593	7,705,343	6,655,387	6,641,333	4,342,500	2,447,131	1,693,289	2,641,000	2,484,500	815,000	575,000	35,000	0	0	107,000	3,577,525	3,702,525	1,831,348	1,831,348	1,120,220	1,120,220	445,000	535,000	365,500	409,250
Options Outstanding - Weighted Average Remaining Contract Life					5 years 10 months 24 days	5 years 8 months 12 days		3 years 6 months	3 years 9 months 18 days	0 years	0 years		3 years	4 years															0 years	0 years 4 months 17 days	3 years 11 months 16 days	4 years 4 months 21 days	8 years 7 months 10 days	7 years 9 months 26 days	6 years 0 months 4 days	7 years 18 days	6 years 8 months 12 days	7 years 8 months 9 days	8 years 1 month 21 days	9 years 3 months 4 days
Number of Options Exercisable		6,173,109		5,482,037	5,022,290			1,570,000		0	0		70,000	70,000															0	107,000	3,577,525	3,683,876	846,393	353,916	1,116,022	914,917	437,295	370,870	195,874	51,458

Common Stock, Redeemable Convertible Preferred Stock and Stockholders' Deficit (Details Texual) (USD $)	3 Months Ended	12 Months Ended								12 Months Ended		10 Months Ended	12 Months Ended											142 Months Ended						12 Months Ended				10 Months Ended	12 Months Ended											24 Months Ended			10 Months Ended	12 Months Ended											10 Months Ended	12 Months Ended											10 Months Ended	12 Months Ended													10 Months Ended	12 Months Ended																	10 Months Ended	12 Months Ended												24 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 19, 2013	Jun. 30, 2012	Feb. 28, 2012	Oct. 07, 2010	Apr. 04, 2010	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2000 Aldagen Inc [Member]	Dec. 31, 2011 Aldagen Inc [Member]	Dec. 31, 2010 Aldagen Inc [Member]	Dec. 31, 2009 Aldagen Inc [Member]	Dec. 31, 2008 Aldagen Inc [Member]	Dec. 31, 2007 Aldagen Inc [Member]	Dec. 31, 2006 Aldagen Inc [Member]	Dec. 31, 2005 Aldagen Inc [Member]	Dec. 31, 2004 Aldagen Inc [Member]	Dec. 31, 2003 Aldagen Inc [Member]	Dec. 31, 2002 Aldagen Inc [Member]	Dec. 31, 2001 Aldagen Inc [Member]	Dec. 31, 2011 Aldagen Inc [Member]	Sep. 16, 2011 Aldagen Inc [Member]	Jun. 15, 2011 Aldagen Inc [Member]	Oct. 21, 2009 Aldagen Inc [Member]	Apr. 30, 2008 Aldagen Inc [Member]	Mar. 02, 2000 Aldagen Inc [Member]	Dec. 31, 2000 Aldagen Inc [Member] Stock Option Plan 2000 [Member]	Sep. 16, 2011 Aldagen Inc [Member] Post Amendment [Member]	Jun. 15, 2011 Aldagen Inc [Member] Post Amendment [Member]	Oct. 21, 2009 Aldagen Inc [Member] Post Amendment [Member]	Dec. 31, 2000 Aldagen Inc [Member] Series A Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2011 Aldagen Inc [Member] Series A Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2010 Aldagen Inc [Member] Series A Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2009 Aldagen Inc [Member] Series A Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2008 Aldagen Inc [Member] Series A Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2007 Aldagen Inc [Member] Series A Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2006 Aldagen Inc [Member] Series A Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2005 Aldagen Inc [Member] Series A Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2004 Aldagen Inc [Member] Series A Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2003 Aldagen Inc [Member] Series A Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2002 Aldagen Inc [Member] Series A Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2001 Aldagen Inc [Member] Series A Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2001 Aldagen Inc [Member] Series A Redeemable Convertible Preferred Stock [Member]	Oct. 21, 2009 Aldagen Inc [Member] Series A Redeemable Convertible Preferred Stock [Member] Post Amendment [Member]	Jul. 23, 2009 Aldagen Inc [Member] Series A Redeemable Convertible Preferred Stock [Member] Post Amendment [Member]	Dec. 31, 2000 Aldagen Inc [Member] Series B Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2011 Aldagen Inc [Member] Series B Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2010 Aldagen Inc [Member] Series B Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2009 Aldagen Inc [Member] Series B Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2008 Aldagen Inc [Member] Series B Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2007 Aldagen Inc [Member] Series B Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2006 Aldagen Inc [Member] Series B Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2005 Aldagen Inc [Member] Series B Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2004 Aldagen Inc [Member] Series B Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2003 Aldagen Inc [Member] Series B Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2002 Aldagen Inc [Member] Series B Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2001 Aldagen Inc [Member] Series B Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2000 Aldagen Inc [Member] Series C Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2011 Aldagen Inc [Member] Series C Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2010 Aldagen Inc [Member] Series C Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2009 Aldagen Inc [Member] Series C Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2008 Aldagen Inc [Member] Series C Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2007 Aldagen Inc [Member] Series C Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2006 Aldagen Inc [Member] Series C Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2005 Aldagen Inc [Member] Series C Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2004 Aldagen Inc [Member] Series C Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2003 Aldagen Inc [Member] Series C Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2002 Aldagen Inc [Member] Series C Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2001 Aldagen Inc [Member] Series C Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2000 Aldagen Inc [Member] Junior Preferred Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2011 Aldagen Inc [Member] Junior Preferred Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2010 Aldagen Inc [Member] Junior Preferred Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2009 Aldagen Inc [Member] Junior Preferred Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2008 Aldagen Inc [Member] Junior Preferred Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2007 Aldagen Inc [Member] Junior Preferred Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2006 Aldagen Inc [Member] Junior Preferred Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2005 Aldagen Inc [Member] Junior Preferred Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2004 Aldagen Inc [Member] Junior Preferred Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2003 Aldagen Inc [Member] Junior Preferred Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2002 Aldagen Inc [Member] Junior Preferred Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2001 Aldagen Inc [Member] Junior Preferred Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2011 Aldagen Inc [Member] Junior Preferred Redeemable Convertible Preferred Stock [Member] Minimum [Member]	Dec. 31, 2011 Aldagen Inc [Member] Junior Preferred Redeemable Convertible Preferred Stock [Member] Maximum [Member]	Dec. 31, 2000 Aldagen Inc [Member] Series C-1 Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2011 Aldagen Inc [Member] Series C-1 Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2010 Aldagen Inc [Member] Series C-1 Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2009 Aldagen Inc [Member] Series C-1 Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2008 Aldagen Inc [Member] Series C-1 Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2007 Aldagen Inc [Member] Series C-1 Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2006 Aldagen Inc [Member] Series C-1 Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2005 Aldagen Inc [Member] Series C-1 Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2004 Aldagen Inc [Member] Series C-1 Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2003 Aldagen Inc [Member] Series C-1 Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2002 Aldagen Inc [Member] Series C-1 Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2001 Aldagen Inc [Member] Series C-1 Redeemable Convertible Preferred Stock [Member]	Sep. 16, 2011 Aldagen Inc [Member] Series C-1 Redeemable Convertible Preferred Stock [Member]	Jun. 15, 2011 Aldagen Inc [Member] Series C-1 Redeemable Convertible Preferred Stock [Member]	Oct. 21, 2009 Aldagen Inc [Member] Series C-1 Redeemable Convertible Preferred Stock [Member]	Jul. 23, 2009 Aldagen Inc [Member] Series C-1 Redeemable Convertible Preferred Stock [Member]	Sep. 16, 2011 Aldagen Inc [Member] Series C-1 Redeemable Convertible Preferred Stock [Member] Post Amendment [Member]	Jun. 15, 2011 Aldagen Inc [Member] Series C-1 Redeemable Convertible Preferred Stock [Member] Post Amendment [Member]	Dec. 31, 2000 Aldagen Inc [Member] Common Stock [Member]	Dec. 31, 2012 Aldagen Inc [Member] Common Stock [Member]	Dec. 31, 2011 Aldagen Inc [Member] Common Stock [Member]	Dec. 31, 2010 Aldagen Inc [Member] Common Stock [Member]	Dec. 31, 2009 Aldagen Inc [Member] Common Stock [Member]	Dec. 31, 2008 Aldagen Inc [Member] Common Stock [Member]	Dec. 31, 2007 Aldagen Inc [Member] Common Stock [Member]	Dec. 31, 2006 Aldagen Inc [Member] Common Stock [Member]	Dec. 31, 2005 Aldagen Inc [Member] Common Stock [Member]	Dec. 31, 2004 Aldagen Inc [Member] Common Stock [Member]	Dec. 31, 2003 Aldagen Inc [Member] Common Stock [Member]	Dec. 31, 2002 Aldagen Inc [Member] Common Stock [Member]	Dec. 31, 2001 Aldagen Inc [Member] Common Stock [Member]	Dec. 31, 2004 2003 And 2004 [Member] Aldagen Inc [Member] Series A Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2004 2003 And 2004 [Member] Aldagen Inc [Member] Series B Redeemable Convertible Preferred Stock [Member]
Issuance of restricted common stock to founders at $0.001 per share for cash in April 2000 (in shares)																																		0						(6,000,000)									0						(8,515,000)						0						0						0						14,515,000								0						0												900,000							0
Par Value Of Stock Issued To Founders																																																																																																									$ 0.001
Restricted Stock or Unit Expense																																																																																																																			$ 140,270
Issuance of common stock to consultants at $0.001 per share for services in April 2000 (in shares)																																		0															0												0												0														0																		111,000
Issuance of restricted common stock to employees at $0.01 per share for cash in September 2000 (in shares)																																		0															0												0												0														0																		600,000
Par Value Of Stock Issued To Consultants																																																																																																									$ 0.001
Issuance of common stock for technology and services at fair value (in shares)																																		0															0												0												0														0																		300,000
Par Value Of Stock Issued Restricted Stock Award																																																																																																									$ 0.01
Options exercised (Number of shares)		35,602												5,000	5,076		208,747																			0			0												0			0									0			0									0			0											0			0																5,000	5,076		208,747
Par Value Of Stock Options Exercised																																																																																																												$ 0.96	$ 0.49		$ 0.2
Par Value Of Stock Options Exercised One																																																																																																												$ 0.2
Issuance of Series B redeemable convertible preferred stock (in shares)	10,528,991																																			0			0			0	0			6,000,000					0			0			3,755,623	5,497,544					0			9,618,028	6,518,333		0	0					4,926			0			0	0							0		17,636,655	0			0	0												0			0			0	0			10,015,000
Par Value Of Stock Issued For Cash																																														$ 1																																																																									$ 1
Issuance of Series B redeemable convertible preferred stock														0			0			0	0															0			0			0	0			5,942,240					0			0			3,738,630	5,428,018					0			6,904,296			0	0					0			0			0	0							0		18,321,910	0			0	0												0			0			0	0				9,166,648
Stock Issuance Costs																																														57,760																				95,705	127,386																								39,611																				95,705								86,519
Conversion Of Debt With Principal and Accrued Interest																																											761,833
Conversion of Series B redeemable convertible preferred stock into common stock (in shares)										7,460,350	34,153																													0			0												0	(1,500,000)		761,833									5,951,801			0									0			0											0			0																0			0
Elimination of preferred stock dividends upon conversion to common stock																			169,685																					2,730,083	0														2,137,462	1,500,000												0												0														0																			0
Issuance of common stock options to consultants for services at fair value																		0	45,975	8,523	14,229	2,081																		0	0	0	0	0	0										0	169,685	0	0	0	0							30,500	0	0	0	0	0							0	0	0	0	0	0									0	0	0	0	0	0														0	0	0	0	0	0
Equity Issuance, Per Share Amount																																																																		$ 0.7278	$ 0.7278																								$ 1.0411	$ 1.0411
Discount Rate Of Share																																																																																																										30.00%
Preferred Stock, Conversion Basis																																																																														1.163-for-1	1.14-for-1
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			1,000,000		6,363,637			1,863,839	1,333,334																																														3,826,011												1,326,605
Class of Warrant or Right, Exercise Price of Warrants or Rights			0.5			1.42	1.42																																																0.01												0.7278
Maximum Share Value Obligated To Purchase, Contingent Provisions																																																																																												6,058,654
Preferred Stock Authorized Increased Shares																																																																																																			162,617	950,000		38,421
Convertible preferred stock, authorized			72,115,750	71,003,133									72,115,750	71,003,133										72,115,750																							29,969,764	17,675,076		8,923,785	8,923,785											26,069,584	26,069,584											14,963,785	14,963,785													31,082,381	31,082,381														31,082,381	30,919,764
Common Stock Authorized Increased Shares																									162,617	950,000	12,294,688																																																																										12,294,688
Common stock, authorized	160,000,000	160,000,000	160,000,000										93,407,305	93,407,305										93,407,305							93,407,305	93,244,688	92,294,688
Accretion of redeemable convertible preferred stock												48,657	4,002,811	4,003,265	4,003,261	3,588,368	2,119,421	1,222,435	1,213,974	1,119,790	834,914	489,821	331,997	22,978,714										(48,657)	0	0	0	0	0	(466,533)	(487,516)	0	(487,572)	489,821	331,997				0	0	0	0	0	0	(669,498)	(726,458)	(487,581)	(347,342)	0	0	0	(1,488,134)	1,488,135	1,488,133	1,492,096	(1,084,018)	(41,016)	0	0	0	0	0	0	(1,035,402)	1,035,405	1,035,403	(1,038,240)	(1,035,403)	(45,388)	0	(632,209)	0	0	0			0	(1,479,275)	(1,479,725)	(1,479,725)	1,058,032	0	0	0	0	0	0	0							0		0	0	0	0	0	0	0	0	0	0	0
Convertible Preferred Stock Conversion Ratio																																																																										1.163
Redemption Percentage																																																																																					20.00%	50.00%
Preferred stock, liquidation preference, value (in dollars)																																																														24,866,381	23,425,745											14,519,926	14,519,926													23,818,667	22,349,745
Preferred Stock, Dividend Rate, Percentage																																																														8.00%																										8.00%
Preferred Stock Accretion Of Dividends																																																														2,967,410	2,967,860
Convertible Preferred Stock Conversion Price Per Share																																																														$ 0.7278																										$ 1.0411
Convertible Preferred Stock, Terms of Conversion																																																																																								If Series C investors do not acquire shares in the Series C-1 Preferred equity financing, then all shares of Series C Preferred held by the non-participating holder will automatically convert into shares of common stock at 1/10 of the conversion rate.
Proceeds from Stock Options Exercised													0	1,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized													269,225	653,207										269,225
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition			1 year 4 months 24 days										1 year 8 months 12 days	2 years 8 months 5 days
Stock Issued During Period, Value, Stock Options Exercised		15,185											3,775	0	2,468		41,749																			0			0												0			0									0			0									0			0											0			0																5	5		209
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period																														4 years
Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding Contractual Term																														10 years
Ending Balance, shares available for grant												955,250	5,192,212	1,022,568	3,130,790	3,149,920	1,397,753	3,501,869	1,355,711	408,000	564,500	175,250	415,250	5,192,212				6,649,000	0
Option Awards Exercise Price Description				Option awards are generally granted with an exercise price equal to 100% of the fair market value of the Company's stock on the date of the grant with various vesting periods.
Temporary Equity, Description																																																															The Series C Preferred may be redeemed in three annual installments of amounts ranging from 20% to 50% of the aggregate amount redeemable, subject to certain provisions as described in the Company's certificate of incorporation.
Conditionally redeemable common stock (909,091 issued and outstanding)	$ 500,000	$ 0																																																												$ 24,795,335																										$ 23,747,381
Temporary Equity, Liquidation Preference Per Share																																																														$ 1

401(k) Plan (Details Textual) (Aldagen Inc [Member], USD $)	12 Months Ended		142 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
Aldagen Inc [Member]
Defined Contribution Plan Employer Matching Contribution Percent Description	Beginning January 1, 2008, the Company began providing a 100% match of employee contributions on the first 3% of a contributing employee's salary and a 50% match on an additional 2% of salary contributed.
Defined Contribution Plan, Employer Discretionary Contribution Amount	$ 59,815	$ 90,464	$ 325,306

Commitments and Contingencies (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011 Aldagen Inc [Member]	Dec. 31, 2010 Aldagen Inc [Member]
2012, Capital Leases		$ 4,377
2013, Capital Leases		0
2014, Capital Leases		0
Capital Leases, Future Minimum Payments Due		4,377
2012, Operating Leases	239,224	196,878
2013, Operating Leases	52,711	115,677
2014, Operating Leases	53,803	0
Total future minimum lease payments	437,792	312,555
Less interest at 7.7% to 11.9%		96
Present value of minimum lease payments		4,281
Less current portion		4,281	15,872
Capital lease obligations less current portion		$ 0	$ 5,375

Commitments and Contingencies (Details Textual) (USD $)	1 Months Ended			3 Months Ended	12 Months Ended				10 Months Ended	12 Months Ended											142 Months Ended		3 Months Ended						1 Months Ended	3 Months Ended
	Feb. 28, 2013	Mar. 31, 2011	Jul. 31, 2009	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2012	Dec. 31, 2010	Dec. 31, 2000 Aldagen Inc [Member]	Dec. 31, 2011 Aldagen Inc [Member]	Dec. 31, 2010 Aldagen Inc [Member]	Dec. 31, 2009 Aldagen Inc [Member]	Dec. 31, 2008 Aldagen Inc [Member] sqft	Dec. 31, 2007 Aldagen Inc [Member]	Dec. 31, 2006 Aldagen Inc [Member]	Dec. 31, 2005 Aldagen Inc [Member]	Dec. 31, 2004 Aldagen Inc [Member]	Dec. 31, 2003 Aldagen Inc [Member]	Dec. 31, 2002 Aldagen Inc [Member]	Dec. 31, 2001 Aldagen Inc [Member]	Dec. 31, 2011 Aldagen Inc [Member]	Mar. 02, 2000 Aldagen Inc [Member]	Mar. 31, 2013 Maryland [Member] sqft	Mar. 31, 2013 North Carolina [Member] sqft	Mar. 31, 2013 North Carolina [Member] April 30, 2013 [Member]	Mar. 31, 2013 North Carolina [Member] December 31, 2013 [Member]	Mar. 31, 2013 Lease One [Member] Maryland [Member]	Mar. 31, 2013 Lease Two [Member] Maryland [Member]	Jan. 31, 2013 Machinery and Equipment [Member]	Sep. 30, 2008 Minimum [Member]	Sep. 30, 2008 Maximum [Member]
Estimated Research Development Cost																														$ 500,000	$ 700,000
Research And Development				360,000		350,000	360,000
Letter Of Credit			50,000
Deposit Interest Rate			0.20%	0.20%
Deposit Maturity Date			Jun 24, 2013
Shares Issuable Contingent Condition Description				This exchange was contingent on the Company's attaining aggregate gross revenues for four consecutive quarters of at least $10,000,000 and if met would result in the issuance of 325,000 shares of the Company's Common stock.	This exchange was contingent on the Company's attaining aggregate gross revenues for four consecutive quarters of at least $10,000,000 and if met would result in the issuance of 325,000 shares of the Company's Common stock.
Shares Issuable Contingent Revenue Criteria					10,000,000	10,000,000
Contingently Issuable Shares				325,000	325,000
Contingently Issuable Shares Amount				471,000	471,000	325,000
Share Based Compensation Arrangement By Share Based Payment Award Options Vested In Period		50,000
Share Based Compensation Vesting and Forfeiture Condition					In August 2012, the Company chose to materially modify the objectives and strategy of the project, upon which 50% of the then unvested options became immediately vested and the remaining 50% were cancelled.
Long-term Purchase Commitment, Amount																													1,092,000
Operating Leases, Area																							7,200	16,300
Business Acquisition, Contingent Consideration, Shares Issuable				20,309,723	20,309,723
Operating Expense Recognized Value	1,006,000
Options granted (Number of shares)		250,000		303,000					35,000		2,259,348	25,000	2,348,833	2,196,369	953,842	212,289	553,500	1,829,500	334,000	540,000
Balance Outstanding (Number of shares)		200,000			200,000	7,339,593		7,705,343	35,000	7,339,593	7,705,343	6,655,387	6,641,333	4,342,500	2,447,131	1,693,289	2,641,000	2,484,500	815,000	575,000	7,339,593	0
Land Subject to Ground Leases													5,293
Operating Leases, Rent Expense										129,802	129,802										1,448,520				11,000	6,000	600	4,000
Capital Leased Assets, Gross										83,253	64,186										83,253
Capital Leases, Lessee Balance Sheet, Assets by Major Class, Accumulated Depreciation										83,253	53,117										83,253
Committed Capital Expenditure						$ 321,000

Subsequent Events (Details Textual) (USD $)	1 Months Ended		3 Months Ended	12 Months Ended								10 Months Ended	12 Months Ended											12 Months Ended		12 Months Ended	10 Months Ended	12 Months Ended							1 Months Ended			1 Months Ended	3 Months Ended	1 Months Ended	3 Months Ended		1 Months Ended	3 Months Ended	1 Months Ended		3 Months Ended	1 Months Ended						1 Months Ended		12 Months Ended			12 Months Ended							12 Months Ended										12 Months Ended			3 Months Ended	12 Months Ended
	Feb. 28, 2013	Mar. 31, 2011	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 19, 2013	Jun. 30, 2012	Feb. 28, 2012	Oct. 07, 2010	Apr. 04, 2010	Dec. 31, 2000 Aldagen Inc [Member]	Dec. 31, 2010 Aldagen Inc [Member]	Dec. 31, 2009 Aldagen Inc [Member]	Dec. 31, 2008 Aldagen Inc [Member]	Dec. 31, 2007 Aldagen Inc [Member]	Dec. 31, 2006 Aldagen Inc [Member]	Dec. 31, 2005 Aldagen Inc [Member]	Dec. 31, 2004 Aldagen Inc [Member]	Dec. 31, 2003 Aldagen Inc [Member]	Dec. 31, 2002 Aldagen Inc [Member]	Dec. 31, 2001 Aldagen Inc [Member]	Dec. 31, 2011 Aldagen Inc [Member]	Dec. 31, 2012 Series D Preferred Stock [Member]	Dec. 31, 2011 Series D Preferred Stock [Member]	Dec. 31, 2012 Series D Preferred Stock [Member] Affiliated Entity [Member]	Dec. 31, 2000 Common Stock [Member] Aldagen Inc [Member]	Dec. 31, 2010 Common Stock [Member] Aldagen Inc [Member]	Dec. 31, 2007 Common Stock [Member] Aldagen Inc [Member]	Dec. 31, 2006 Common Stock [Member] Aldagen Inc [Member]	Dec. 31, 2004 Common Stock [Member] Aldagen Inc [Member]	Dec. 31, 2003 Common Stock [Member] Aldagen Inc [Member]	Dec. 31, 2001 Common Stock [Member] Aldagen Inc [Member]	Dec. 31, 2012 Equity Sweetner [Member]	Feb. 28, 2013 Lincoln Park [Member]	Feb. 28, 2013 Burrill Securities Llc [Member]	Feb. 19, 2013 Burrill Securities Llc [Member]	Feb. 28, 2013 Midcap Financial Llc [Member]	Mar. 31, 2013 Midcap Financial Llc [Member]	Feb. 28, 2013 Worden [Member]	Mar. 31, 2013 Worden [Member]	Feb. 19, 2013 Worden [Member]	Apr. 30, 2011 Jp Nevada Trust Note [Member]	Mar. 31, 2013 Jp Nevada Trust Note [Member]	Feb. 28, 2013 Jp Nevada Trust Note [Member] Criteria One [Member]	Apr. 30, 2011 Jp Nevada Trust Note [Member] Criteria One [Member]	Mar. 31, 2013 Jp Nevada Trust Note [Member] Criteria One [Member]	Feb. 28, 2013 Jp Nevada Trust Note [Member] Criteria Two [Member]	Apr. 30, 2011 Jp Nevada Trust Note [Member] Criteria Two [Member]	Apr. 30, 2011 Jorden [Member] Criteria One [Member]	Apr. 30, 2011 Jorden [Member] Criteria Two [Member]	Feb. 28, 2013 Jmj Note [Member]	Feb. 19, 2013 Jmj Note [Member]	Feb. 28, 2013 First Tranche [Member] Midcap Financial Llc [Member]	Feb. 28, 2013 Second Tranche [Member] Midcap Financial Llc [Member]	Dec. 31, 2012 Subsequent Event [Member]	Dec. 31, 2011 Subsequent Event [Member]	Mar. 31, 2013 Subsequent Event [Member]	Dec. 31, 2011 Subsequent Event [Member] Aldagen Inc [Member]	Dec. 31, 2011 Subsequent Event [Member] Series E Convertible Preferred Stock [Member] Aldagen Inc [Member]	Dec. 31, 2011 Subsequent Event [Member] Series D Preferred Stock [Member]	Dec. 31, 2011 Subsequent Event [Member] Series D Preferred Stock [Member] Affiliated Entity [Member]	Dec. 31, 2011 Subsequent Event [Member] September Two Thousand Eleven Convertible Notes [Member] Aldagen Inc [Member]	Dec. 31, 2011 Subsequent Event [Member] Convertible Bridge Notes One [Member] Aldagen Inc [Member]	Dec. 31, 2011 Subsequent Event [Member] Convertible Bridge Notes Two [Member] Aldagen Inc [Member]	Dec. 31, 2011 Subsequent Event [Member] Convertible Bridge Notes [Member] Aldagen Inc [Member]	Dec. 31, 2011 Subsequent Event [Member] Common Stock [Member] Aldagen Inc [Member]	Dec. 31, 2011 Subsequent Event [Member] Series C1 Preferred Stock [Member] Aldagen Inc [Member]	Dec. 31, 2011 Subsequent Event [Member] February 2012 Aldagen Warrants [Member]	Dec. 31, 2011 Subsequent Event [Member] Equity Sweetner [Member]	Dec. 31, 2012 Subsequent Event [Member] Lincoln Park [Member]	Dec. 31, 2012 Subsequent Event [Member] Burrill Securities Llc [Member]	Dec. 31, 2012 Subsequent Event [Member] Barrington Research Associates [Member]	Dec. 31, 2012 Subsequent Event [Member] Midcap Financial Llc [Member]	Mar. 31, 2013 Subsequent Event [Member] Midcap Financial Llc [Member]	Dec. 31, 2012 Subsequent Event [Member] Worden [Member]	Dec. 31, 2012 Subsequent Event [Member] Jp Nevada Trust Note [Member]	Dec. 31, 2012 Subsequent Event [Member] Jp Nevada Trust Note [Member] Criteria One [Member]	Mar. 31, 2013 Subsequent Event [Member] Jp Nevada Trust Note [Member] Criteria Two [Member]	Dec. 31, 2012 Subsequent Event [Member] Jp Nevada Trust Note [Member] Criteria Two [Member]	Dec. 31, 2012 Subsequent Event [Member] Jmj Note [Member]	Dec. 31, 2012 Subsequent Event [Member] Second Post Closing Issuance [Member]	Dec. 31, 2012 Subsequent Event [Member] Third Post Closing Issuance [Member]	Dec. 31, 2012 Subsequent Event [Member] First Tranche [Member] Midcap Financial Llc [Member]	Dec. 31, 2012 Subsequent Event [Member] Second Tranche [Member] Midcap Financial Llc [Member]	Dec. 31, 2011 Subsequent Event [Member] Tranche [Member] Aldagen Inc [Member]
Issuance of Series B redeemable convertible preferred stock													$ 0			$ 0			$ 0	$ 0								$ 0	$ 0		$ 0	$ 0
Shares Issuable Under Purchase Agreements																																			150,000																																				150,000
Increase In Shares Issuable Under Purchase Agreements																																			200,000																																				200,000
Sale of Stock, Price Per Share				$ 1.18	$ 0.33																																																																		$ 1
Stock Issued During Period Share Purchase Agreement																																			375,000																																				375,000
Stock Issued During Period Additional Shares Issued Under Purchase Agreements																																																								375,000
Proceeds from Issuance of Private Placement	5,000,000			471,250	325,000	1,500,000																																																		5,000,000
Stock Issued During Period Shares Investors	9,090,910					3,727,677																																																		9,090,910
Issuance of Series A redeemable convertible preferred stock for cash at $1.00 per share (in shares)												0															0						0
Share Price							$ 0.55			$ 0.4																																														$ 0.55
Warrants Exercise Price							$ 0.75			$ 0.6	$ 0.5368																																													$ 0.75		$ 0.75
Placement Fee																																				350,000																																				350,000	120,000
Placement Fee Reimbursement																																																																								52,000
Stock Issued During Period, Value, Other																																																																								136,364				250,000
Warrant Exercise Price Percentage																																				120.00%																																				120.00%
Term Loan Commitments																																							7,500,000																																			7,500,000
Condition For Obtaining Second Tranche Receipts Criteria Two																																																																										(ii) raises an amount of not less than $5.0 million in the aggregate from (a) equity investors, and/or (b) partnership proceeds on or before July 31, 2013 (the "Capital Raise Event").
Condition For Obtaining Second Tranche Receipts Criteria One																																																																										(i) if the Company achieves certain performance milestones for 2013
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					1,000,000		6,363,637			1,863,839	1,333,334																							1,180,547			136,364		1,079,137			250,000	533,334	266,666																														1,079,137	1,079,137	250,000	266,666
Class of Warrant or Right, Exercise Price of Warrants or Rights					0.5			1.42	1.42																														0.7			0.7	0.7	0.7																									1.42	1.42				0.7	0.7	0.7	0.7
Debt Instruments Description Of Floor Price																																																																										LIBOR floor of 3
Term Loan Fee Payable Percentage Year One			5.00%																																				5.00%																																			5.00%
Term Loan Fee Payable Percentage Year Two			3.00%																																				3.00%																																			3.00%
Term Loan Fee Payable Percentage Thereafter			1.00%																																				1.00%																																			1.00%
Royalty Expense																																								5,000,000	500,000																																			500,000
Increase (Decrease) in Royalties Payable																																																																												600,000
Warrants Exercisable																																											500,000	250,000																																	250,000
Warrants Exercised Upon Default In Payment Of Note On The Fourth Anniversary																																													133,333	266,667	133,333			57,143																												133,333	133,333
Debt Instrument, Face Amount																																																																													1,400,000
Warrants Exercised Upon Default In Payment Of Note On The Fifth Anniversary																																											107,143					133,333	266,667		57,143																													133,333
Warrants Previously Issued																																											107,143
Conversion of Series B redeemable convertible preferred stock into common stock																	0													0
Long-term Debt, Gross																																																					750,000																												750,000
Condition For Accelerated Purchase By Accredited Investor, Minimum Share Price																																			0.45																																				0.45
Shares Issued In Private Placement Percentage																																																																							9.99%
Debt Instrument Remitted Payment																																																				370,000																													370,000
Debt Instrument, Description of Variable Rate Basis																																							(LIBOR) plus 8.0%.																																			(LIBOR) plus 8.0
Proceeds From Term Loan Commitments																																						4,500,000																4,500,000	3,000,000																													4,500,000	3,000,000
Post Closing Consideration Number Of Shares																																																								20,309,723																										3,046,458	16,247,779
Post Closing Consideration Percentage																																																																																		15.00%	80.00%
Decrease In Post Closing Consideration Number Of Shares																																																																																		1,523,229	17,771,008
Decrease In Post Closing Consideration Percentage																																																																																		7.50%
Stock Issued During Period, Shares, Period Increase (Decrease)																																																																			576,007	576,007
Common stock, authorized			160,000,000	160,000,000	160,000,000								93,407,305										93,407,305																																				93,983,312
Convertible preferred stock, authorized					72,115,750	71,003,133							71,003,133										72,115,750	2,000,000	2,000,000																																											31,658,388
Convertible Debt, Fair Value Disclosures			591,000	800,000	1,800,000																																																											75,000,000	100,000,000																					60,000
Warrant Issued																																																															11,518
Debt Instrument, Convertible, Effective Interest Rate																																																																		8.00%																				8.00%
Stock Issued During Period, Shares, Acquisitions																																																												135,398							2,030,972
Stock Issued During Period, Value, Acquisitions																																																											2,155,596,000								1,600,000
Class Of Warrant Or Right Outstanding					2,129,349	3,158,841		5,288,256																																																			2,214,650										2,115,596	1,180,547
Common stock stated value per share			$ 0.0001	$ 0.0001	$ 0.0001								$ 0.001										$ 0.001																																												$ 1.1817
Shares Issued During Period In Lieu Of Dividend																																																									76,461
Options granted (Number of shares)		250,000	303,000									35,000	2,259,348	25,000	2,348,833	2,196,369	953,842	212,289	553,500	1,829,500	334,000	540,000																																			190,000													1,700,000
Options granted, Weighted Average Exercise Price												$ 0.1	$ 0.28	$ 0.69	$ 0.5	$ 0.2	$ 0.2	$ 0.2	$ 0.2	$ 0.2	$ 0.2	$ 0.1																																			$ 1.13
Non Refundable Fees					4,500,000																																																				2,500,000
Class Of Warrant Or Rights Expiry Date																																																																					Dec 31, 2014
Class Of Warrant Or Right Exercise Description																																																																					commencing on the issuance date, for up to 30% of the total shares of the Company's common stock	commencing on the issuance date, for up to 30% of shares of the Company's common stock
Preferred Stock, Redemption Amount				170,000	208,000
Convertible Preferred Stock Conversion Price Per Share																								$ 0.4392		$ 0.558																																			$ 0.4392	$ 0.558
Convertible Preferred Stock Shares Issuable Upon Conversion																										7,790,350								1.42																												7,790,350
Stock Issued During Period On Inducement To Remaining Shareholders				330,000																				330,000		330,000																															330,000
Class Of Warrant Or Right Additional Number Of Securities Called By Warrants Or Rights																																		5,700,000																																				5,700,000
Proceeds from Warrant Exercises																																		$ 2,800,000																																				$ 2,800,000
Finite-Lived Intangible Asset, Useful Life																																																									20 years